RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY

2001 ANNUAL REPORT

CLASS C, E, AND S SHARES

DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
EQUITY INCOME FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
TAX EXEMPT BOND FUND
TAX-MANAGED LARGE CAP FUND
TAX-MANAGED SMALL CAP FUND

CLASS C, E, I, AND S SHARES

SELECT GROWTH FUND
SELECT VALUE FUND

OCTOBER 31, 2001

                                                                          [LOGO]

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RUSSELL FUNDS        2001 ANNUAL REPORT         FRANK RUSSELL INVESTMENT COMPANY

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FRANK RUSSELL INVESTMENT
COMPANY

Frank Russell Investment Company is a "series mutual fund" with 31 different investment portfolios. These financial statements report on fifteen Funds, each of which has distinct investment objectives and strategies.

FRANK RUSSELL INVESTMENT
MANAGEMENT COMPANY

Responsible for overall management and administration of the Funds.

FRANK RUSSELL COMPANY

Consultant to Frank Russell Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                                  RUSSELL FUNDS

                                  ANNUAL REPORT

                                OCTOBER 31, 2001

                                TABLE OF CONTENTS

                                                                      Page


      Letter to Our Clients .......................................     3
      Diversified Equity Fund .....................................     4
      Special Growth Fund .........................................    20
      Equity Income Fund ..........................................    40
      Quantitative Equity Fund ....................................    54
      International Securities Fund ...............................    68
      Emerging Markets Fund .......................................    88
      Real Estate Securities Fund .................................   106
      Short Term Bond Fund ........................................   116
      Diversified Bond Fund .......................................   132
      Multistrategy Bond Fund .....................................   154
      Tax Exempt Bond Fund ........................................   180
      Tax-Managed Large Cap Fund ..................................   198
      Tax-Managed Small Cap Fund ..................................   210
      Select Growth Fund ..........................................   228
      Select Value Fund ...........................................   242
      Notes to Financial Statements ...............................   255
      Report of Independent Accounts ..............................   273
      Tax Information .............................................   274
      Manager, Money Managers and Service Providers ...............   275

FRANK RUSSELL INVESTMENT COMPANY - RUSSELL FUNDS
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

We are pleased to present the Frank Russell Investment Company 2001 Annual Report. This report covers information on fifteen of the Funds and represents our twentieth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 2001, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 2000 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Select Growth and Select Value Funds were opened for investment in January 2001, providing diversified investment approaches to equity markets that compliment the existing families of Russell and Institutional Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2002 and continuing to earn your support.

Sincerely,

/s/ LYNN L. ANDERSON

Lynn L. Anderson
Chairman of the Board
Frank Russell Investment Company


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DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

OBJECTIVE: To provide income and capital growth by investing principally in equity securities.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund uses a multi-sytle, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eleven managers with three separate and distinct investment styles.

                      GROWTH OF A $10,000 INVESTMENT

Dates            Diversified Equity - Class S      Russell 1000(R)**
-----            ----------------------------      -----------------
Inception*                $10,000                       $10,000
1992                      $10,901                       $11,075
1993                      $12,703                       $12,823
1994                      $13,144                       $13,221
1995                      $16,325                       $16,791
1996                      $20,053                       $20,640
1997                      $26,730                       $27,211
1998                      $30,984                       $32,576
1999                      $38,173                       $40,909
2000                      $39,512                       $44,615
2001                      $28,683                       $32,997

                        YEARLY PERIODS ENDED OCTOBER 31


DIVERSIFIED EQUITY FUND - CLASS S

 PERIODS ENDED      GROWTH OF          TOTAL
    10/31/01         $10,000          RETURN
--------------     -----------     -----------
1 Year               $ 7,259        (27.41)%
5 Years              $14,304          7.42%(S)
10 Years             $28,683         11.10%(S)


DIVERSIFIED EQUITY FUND - CLASS E++

 PERIODS ENDED      GROWTH OF          TOTAL
   10/31/01          $10,000          RETURN
--------------     -----------     -----------
1 Year               $ 7,241        (27.59)%
5 Years              $14,082          7.08%(S)
10 Years             $28,239         10.93%(S)


DIVERSIFIED EQUITY FUND - CLASS C++++

 PERIODS ENDED      GROWTH OF         TOTAL
   10/31/01          $10,000         RETURN
--------------     -----------     -----------
1 Year               $ 7,186        (28.14)%
5 Years              $13,805          6.66%(S)
10 Years             $27,682         10.71%(S)


RUSSELL 1000(R) INDEX

 PERIODS ENDED      GROWTH OF          TOTAL
   10/31/01          $10,000          RETURN
--------------     -----------     -----------
1 Year               $ 7,396        (26.04)%
5 Years              $15,987          9.84%(S)
10 Years             $32,997         12.68%(S)

DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Diversified Equity Fund Class S, Class E and Class C shares lost 27.41%, 27.59% and 28.14%, respectively. This compared to a loss of 26.04% for the Russell 1000(R) Index.

The Fund's performance was in line with its benchmark index in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security resulted in high levels of sector and market volatility that impacted the Fund's performance. The Fund's fully invested posture cost some excess returns as expected in a declining market. The Fund's solid manager lineup, which was put in place in spring of 2000, generally seized opportunities to reinforce positions expected to outperform should the economy and markets recover, rather than playing the psychologically-based sector rotations of the down market.

The reporting period began with Fund's managers reducing the weight of their holdings in the embattled technology sector to about a 4% underweight relative to the Russell 1000(R) Index weight. While an underweight at the aggregate fund level was maintained during the year, it was reduced towards fiscal year-end to approximately a 1 1/2% underweight relative to the benchmark as managers took advantage of attractive valuations resulting from market downturns. Peachtree differed in its approach by returning to the technology sector by calendar year-end 2000.

While market preference alternated between sectors, growth and value investment styles, and capitalization tiers, defensive segments of the market generally won over aggressive sectors.

Therefore, the Fund managers' predominant underweight in utilities and consumer staples dampened returns.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)        October 31, 2001

Citigroup, Inc.                                      3.0%
General Electric Co.                                 2.5
Pfizer, Inc.                                         2.4
Exxon Mobil Corp.                                    2.0
Johnson & Johnson                                    1.8
Wal-Mart Stores, Inc.                                1.8
American International Group, Inc.                   1.4
Microsoft Corp.                                      1.4
Procter & Gamble Co.                                 1.4
International Business Machines Corp.                1.3

PORTFOLIO CHARACTERISTICS
                                           October 31, 2001

Current P/E Ratio                                     21.5x
Portfolio Price/Book Ratio                            3.15x
Market Capitalization - $-Weighted Average        80.70 Bil

Number of Holdings                                      635


MONEY MANAGERS                                  STYLES

Alliance Capital Management, LP               Growth
Alliance Capital Management, LP - Bernstein
  Investment Research & Management Unit       Value
Barclays Global Fund Advisors                 Value
Jacobs Levy Equity Management, Inc.           Market-Oriented
MFS Institutional Advisors, Inc.              Value
Marsico Capital Management, LLC               Growth
Peachtree Asset Management                    Market-Oriented
Strong Capital Management, Inc.               Growth
Suffolk Capital Management, Inc.              Market-Oriented
Turner Investment Partners, Inc.              Growth
Westpeak Global Advisors, LP                  Market-Oriented

*    Diversified Equity Fund Class S assumes initial investment on November 1,
     1991.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1.4 billion. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Diversified Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period May 27, 1997 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Diversified Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Diversified Equity Fund 5

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DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                  -------       -------
COMMON STOCKS - 93.6%
AUTO AND TRANSPORTATION - 2.3%
Airborne, Inc.                                      4,820            48
AMR Corp. (a)                                       5,620           102
ArvinMeritor, Inc.                                  3,985            60
Atlantic Coast Airlines, Inc. (a)                   3,000            56
Autoliv, Inc.                                      35,300           566
Burlington Northern Santa Fe Corp.                 53,450         1,436
Canadian National Railway Co.                      19,700           780
Continental Airlines, Inc. Class B (a)             53,540           936
Dana Corp.                                         10,000           108
Delphi Automotive Systems Corp.                    91,700         1,065
Delta Air Lines, Inc.                              25,130           574
Expeditors International of
 Washington, Inc.                                   2,820           127
FedEx Corp. (a)                                    13,520           555
Ford Motor Co.                                    120,195         1,929
General Motors Corp.                               59,112         2,444
Genuine Parts Co.                                   9,910           322
Goodyear Tire & Rubber Co.                         40,600           756
Harley-Davidson, Inc.                              68,700         3,110
Hunt (JB) Transportation Services, Inc. (a)           970            13
Kansas City Southern Industries, Inc. (a)           1,850            23
Lear Corp. (a)                                     53,600         1,646
Norfolk Southern Corp.                            106,000         1,776
Northwest Airlines Corp. Class A (a)               72,800           935
Overseas Shipholding Group, Inc.                    1,700            42
PACCAR, Inc.                                       24,000         1,268
Skywest, Inc.                                      30,786           563
Southwest Airlines Co.                            162,857         2,590
Tidewater, Inc.                                       360            11
TRW, Inc.                                           9,900           335
UAL Corp.                                          75,100           955
Union Pacific Corp.                                27,924         1,452
Visteon Corp.                                      12,100           144
                                                               --------
                                                                 26,727
                                                               --------
CONSUMER DISCRETIONARY - 12.5%
99 Cents Only Stores (a)                            3,100           110
Alberto-Culver Co. Class B                          6,000           254
Amazon.com, Inc. (a)                               10,210            71
AOL Time Warner, Inc. (a)                         468,830        14,631
Apollo Group, Inc. Class A (a)                      2,570           104
Argosy Gaming Co. (a)                               3,700           107
AutoNation, Inc. (a)                               74,890           771
AutoZone, Inc. (a)                                 14,500           849
Avon Products, Inc.                                 9,100           426
Banta Corp.                                         3,500           102
Bed Bath & Beyond, Inc. (a)                        32,200           807
Best Buy Co. (a)                                   94,140         5,168
BJ's Wholesale Club, Inc. (a)                      10,400           528
Black & Decker Corp.                               35,200         1,165
Brinker International, Inc. (a)                    13,680           347
Career Education Corp. (a)                          5,000           130
Carnival Corp.                                      8,210           179
CBRL Group, Inc.                                   12,100           304
CDW Computer Centers, Inc. (a)                      7,100           327
Cendant Corp. (a)                                  30,300           393
Chicos FAS, Inc. (a)                                1,800            47
Circuit City Stores - Circuit City Group           11,680           160
Clear Channel Communications, Inc. (a)             36,016         1,373
Copart, Inc. (a)                                    2,100            62
Costco Wholesale Corp. (a)                        114,270         4,323
Darden Restaurants, Inc.                           33,580         1,075
Disney (Walt) Co.                                 326,942         6,078
Donnelley (R.R.) & Sons Co.                        31,280           798
EarthLink, Inc. (a)                                73,131         1,071
Eastman Kodak Co.                                   7,390           189
eBay, Inc. (a)                                     23,600         1,239
Electronic Arts, Inc. (a)                          17,700           911
Fastenal Co.                                       12,300           726
Federated Department Stores, Inc. (a)             131,050         4,192
Four Seasons Hotels, Inc.                          50,601         1,935
Gannett Co., Inc.                                  43,090         2,723
Gillette Co. (The)                                 77,000         2,394
GTECH Holdings Corp. (a)                           20,780           829
Harrah's Entertainment, Inc. (a)                    5,640           164
Hilton Hotels Corp.                                36,200           310
Home Depot, Inc. (The)                            317,317        12,131
Insight Communications Co., Inc.
 Class A (a)                                          960            20
International Game Technology (a)                  14,100           720
JC Penney & Co., Inc.                              24,140           524
Jones Apparel Group, Inc. (a)                         620            17
Kimberly-Clark Corp.                               19,140         1,062
KMart Corp. (a)                                    24,800           152
Kohl's Corp. (a)                                  168,200         9,354
Lamar Advertising Co. Class A (a)                   4,000           126
Leggett & Platt, Inc.                               4,400            95
Liberty Media Corp. (a)                           269,430         3,150
Limited, Inc. (The)                                11,980           134
Liz Claiborne, Inc.                                 5,700           259
Lowe's Companies, Inc.                            149,200         5,088
Mattel, Inc. (a)                                   20,210           383
May Department Stores Co.                          47,940         1,508
McDonald's Corp.                                   29,980           782
MGM Grand, Inc. (a)                                 3,590            80
Monsanto Co.                                        7,780           244
New York Times Co. Class A                          8,520           351
Newell Rubbermaid, Inc.                            17,510           484
NIKE, Inc. Class B                                  3,700           183
Office Depot, Inc. (a)                             26,500           360

6 Diversified Equity Fund

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DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                               October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                --------       --------
Omnicom Group, Inc.                               40,956          3,145
Park Place Entertainment Corp. (a)                18,290            131
Payless ShoeSource, Inc. (a)                       3,130            165
Reebok International, Ltd. (a)                     7,700            160
Republic Services, Inc. (a)                        6,320            104
Ruby Tuesday, Inc.                                 4,600             79
Saks, Inc. (a)                                     8,430             57
Sears Roebuck & Co.                               89,650          3,476
Stanley Works, (The)                               5,400            207
Starwood Hotels & Resorts
 Worldwide, Inc. Class B                          14,870            328
Target Corp.                                      95,630          2,979
Tech Data Corp. (a)                                3,700            158
THQ, Inc. (a)                                        500             25
Ticketmaster Class B (a)                           1,170             16
Tiffany & Co.                                    108,562          2,539
TJX Cos., Inc.                                    12,400            419
Toys "R" Us, Inc. (a)                              4,800             91
Tribune Co.                                       22,960            693
Tricon Global Restaurants, Inc. (a)               22,900          1,159
USA Networks, Inc. (a)                           110,140          2,031
V.F. Corp.                                        20,430            679
Venator Group, Inc. (a)                            5,040             73
Viacom, Inc. Class A (a)                             280             10
Viacom, Inc. Class B (a)                         223,228          8,150
Viad Corp.                                           760             15
Wal-Mart Stores, Inc.                            410,327         21,090
Wallace Computer Services, Inc.                    6,860            106
Waste Management, Inc.                            51,430          1,260
Wendy's International, Inc.                       20,500            539
West Corp. (a)                                       740             17
Westwood One, Inc. (a)                             3,060             73
Whirlpool Corp.                                   10,120            597
                                                               --------
                                                                145,150
                                                               --------
CONSUMER STAPLES - 6.3%
Albertson's, Inc.                                 11,000            351
Anheuser-Busch Cos., Inc.                        104,573          4,357
Campbell Soup Co.                                 15,040            425
Clorox Co. (The)                                  10,480            374
Coca-Cola Co. (The)                               32,080          1,536
Colgate-Palmolive Co.                             20,749          1,193
ConAgra, Inc.                                      5,200            119
Coors (Adolph) Co. Class B                           310             15
Diageo PLC - ADR                                  16,100            658
Dial Corp.                                        78,700          1,313
Dole Food Co., Inc.                                  840             17
General Mills, Inc.                               24,800          1,139
Heinz (H.J.) Co.                                   5,770            245
Hershey Foods Corp.                                3,500            223
Hormel Foods Corp.                                21,950            527
Interstate Bakeries Corp.                           7,990           188
J.M. Smucker Co., (The)                            53,700         1,796
Kellogg Co.                                        49,510         1,510
Kraft Foods, Inc.                                  45,160         1,524
Kroger Co. (a)                                     20,200           494
Pepsi Bottling Group, Inc. (The)                    3,900           181
PepsiCo, Inc.                                     306,011        14,906
Performance Food Group Co. (a)                      3,000            88
Philip Morris Cos., Inc.                          197,930         9,263
Procter & Gamble Co.                              218,920        16,152
R.J. Reynolds Tobacco Holdings, Inc.               18,300         1,026
Ralston-Purina Group                                4,840           159
Safeway, Inc. (a)                                  41,900         1,745
Sara Lee Corp.                                     31,150           694
SuperValu, Inc.                                    71,540         1,527
SYSCO Corp.                                        53,350         1,286
Tyson Foods, Inc. Class A                          37,145           364
Unilever NV                                         8,348           434
UST, Inc.                                          27,444           922
Walgreen Co.                                      181,550         5,879
Winn-Dixie Stores, Inc.                            14,500           160
Wrigley (Wm.), Jr. Co.                              3,900           195
                                                               --------
                                                                 72,985
                                                               --------
FINANCIAL SERVICES - 19.0%
Aetna, Inc. (a)                                    25,300           699
Affiliated Computer Services, Inc.
 Class A (a)                                       16,000         1,409
AFLAC, Inc.                                        14,960           366
Allied Capital Corp.                                2,290            52
Allmerica Financial Corp. (a)                         490            19
Allstate Corp.                                    102,830         3,227
AMBAC Financial Group, Inc.                         7,330           352
American Express Co.                               85,430         2,514
American Financial Group, Inc.                      3,930            87
American International Group, Inc.                211,696        16,639
AmeriCredit Corp. (a)                               2,020            31
AmSouth Bancorp                                    57,580           996
AON Corp.                                           3,400           129
Apartment Investment & Management
 Co. Class A (e)                                   10,900           457
Associated Banc-Corp.                               2,120            73
BancWest Corp.                                        990            35
Bank of America Corp.                             234,218        13,817
Bank One Corp.                                     75,320         2,500
BB&T Corp.                                         22,000           706
BISYS Group, Inc. (a)                              20,100         1,046
Block (H&R), Inc.                                   6,940           237
Capital One Financial Corp.                        15,570           643
Charter One Financial, Inc.                        16,401           447
Chubb Corp. (The)                                  15,470         1,057

                                                       Diversified Equity Fund 7

DIVERSIFIED EQUITY FUND

                                                               October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------      --------
CIGNA Corp.                                         9,820           716
Cincinnati Financial Corp.                          5,260           196
Citigroup, Inc.                                   754,930        34,364
CNA Financial Corp. (a)                             4,020           101
Colonial BancGroup, Inc.                            2,140            27
Comerica, Inc.                                      9,710           448
Commerce Bancshares, Inc.                             605            22
Compass Bancshares, Inc.                            3,310            83
Concord EFS, Inc. (a)                              83,780         2,293
Conseco, Inc. (a)                                  45,800           137
Countrywide Credit Industries, Inc.                26,080         1,041
Crescent Real Estate Equities, Co. (e)              3,820            67
Deluxe Corp.                                        2,490            87
Dime Bancorp, Inc.                                  1,170            40
DST Systems, Inc. (a)                               4,560           187
Duke-Weeks Realty Corp. (e)                        20,540           473
Eaton Vance Corp.                                   3,200            90
Edwards (A.G.), Inc.                                5,000           198
Equity Office Properties Trust (e)                 60,112         1,713
Equity Residential Properties Trust (e)            58,320         1,513
Federal Home Loan Mortgage Corp.                  177,760        12,056
Federal National Mortgage Association             162,868        13,186
Federated Investors, Inc. Class B                  10,680           279
FelCor Lodging Trust, Inc. (e)                      6,450            90
Fidelity National Financial, Inc.                     710            16
Fifth Third Bancorp                                10,562           596
First American Financial Corp.                      6,700           112
First Data Corp.                                   44,880         3,033
First Tennessee National Corp.                      3,090           107
FirstMerit Corp.                                      720            17
Fiserv, Inc. (a)                                   27,630         1,028
FleetBoston Financial Corp.                       222,824         7,322
Franklin Resources, Inc.                           61,300         1,968
Fulton Financial Corp.                              3,371            74
Gallagher (Arthur J.) & Co.                         4,000           146
Golden State Bancorp, Inc.                          5,530           140
Golden West Financial Corp.                        21,980         1,068
Goldman Sachs Group, Inc.                          65,700         5,135
Greenpoint Financial Corp.                          5,850           187
Hartford Financial Services
 Group, Inc. (The)                                 34,690         1,873
Hibernia Corp. Class A                              8,850           135
Household International, Inc.                      34,680         1,814
Huntington Bancshares, Inc.                        42,680           659
Investment Technology Group (a)                       270            17
J.P. Morgan Chase & Co.                           201,405         7,122
Jefferson-Pilot Corp.                              47,705         1,973
John Hancock Financial Services, Inc.              12,890           439
KeyCorp                                            44,090           937
Lehman Brothers Holdings, Inc.                    127,874         7,987
Lincoln National Corp.                             21,020           890
Loews Corp.                                        13,070           664
Marsh & McLennan Cos., Inc.                         2,340           226
Marshall & Ilsley Corp.                               910            53
MBIA, Inc.                                          8,545           394
MBNA Corp.                                        215,060         5,938
Mellon Financial Corp.                             87,000         2,923
Merrill Lynch & Co., Inc.                         117,880         5,153
MetLife, Inc.                                      16,270           438
MGIC Investment Corp.                               7,450           385
MONY Group, Inc. (The)                                900            27
Moody's Corp.                                       6,100           212
Morgan Stanley Dean Witter & Co.                  132,210         6,468
National City Corp.                                45,950         1,213
National Commerce Financial Corp.                   4,160            95
New Dun & Bradstreet Corp. (The) (a)                1,480            46
New York Community Bancorp, Inc.                    9,500           238
Old National Bancorp                                  730            18
Old Republic International Corp.                   38,950           988
PMI Group, Inc. (The)                               2,110           117
PNC Bank Corp.                                     47,330         2,598
Popular, Inc.                                       1,570            46
Principal Financial Group, Inc.
 (The)(a)                                          31,910           718
Progressive Corp.                                   4,010           556
Protective Life Corp.                               2,480            68
Radian Group, Inc.                                  1,950            66
Regions Financial Corp.                            31,160           839
Reinsurance Group of America                          660            21
SAFECO Corp.                                       44,800         1,382
Schwab (Charles) Corp.                            127,320         1,640
SEI Investments Co.                                 9,190           283
Simon Property Group, Inc. (e)                     18,040           496
SouthTrust Corp.                                  117,650         2,666
St. Paul Cos., Inc.                                13,400           615
Stilwell Financial, Inc.                            7,370           148
SunGard Data Systems (a)                           13,100           330
SunTrust Banks, Inc.                               12,200           730
T. Rowe Price Group, Inc.                           7,150           198
TCF Financial Corp.                                 3,320           139
TD Waterhouse Group, Inc. (a)                       5,790            55
Torchmark Corp.                                    10,560           391
U.S. Bancorp                                      139,715         2,484
Union Planters Corp.                                8,490           344
UnionBanCal Corp.                                  21,990           734
UnumProvident Corp.                                25,810           579
USA Education, Inc.                                66,166         5,396
Wachovia Corp. (a)                                 91,810         2,626
Washington Federal, Inc.                            2,140            48
Washington Mutual, Inc.                           151,786         4,582
Wells Fargo & Co.                                  76,772         3,032
                                                               --------
                                                                221,146
                                                               --------
8 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                               October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------      --------
HEALTH CARE - 14.9%
Abbott Laboratories                               206,050        10,917
Allergan, Inc.                                      8,700           625
American Home Products Corp.                       80,000         4,466
AmerisourceBergen Corp. (a)                         3,663           233
Amgen, Inc. (a)                                    84,820         4,819
Apria Healthcare Group, Inc. (a)                   10,620           244
Bard (C.R.), Inc.                                     900            49
Baxter International, Inc.                        175,300         8,479
Becton, Dickinson & Co.                            68,820         2,464
Biomet, Inc.                                       54,950         1,676
Biovail Corp. (a)                                   9,000           425
Boston Scientific Corp. (a)                        48,700         1,107
Bristol-Myers Squibb Co.                          116,110         6,206
Cardinal Health, Inc.                              66,850         4,486
Caremark Rx, Inc. (a)                              11,200           150
Cephalon, Inc. (a)                                 36,000         2,270
Cerner Corp. (a)                                    3,200           172
Charles River Laboratories
 International, Inc. (a)                            3,700           124
Chiron Corp. (a)                                   23,260         1,252
DaVita, Inc. (a)                                   11,850           216
DENTSPLY International, Inc.                        5,430           244
Elan Corp. PLC - ADR (a)                           23,500         1,073
First Health Group Corp. (a)                       12,230           330
Forest Labs, Inc. (a)                              57,440         4,272
Genentech, Inc. (a)                                55,770         2,914
Genzyme Corp. (a)                                  27,700         1,494
Guidant Corp. (a)                                  84,200         3,503
HCA-The Healthcare Co.                             61,200         2,427
Health Net, Inc. (a)                               21,220           466
HEALTHSOUTH Corp. (a)                              16,200           211
Humana, Inc. (a)                                    8,570            99
ICOS Corp. (a)                                      2,440           141
IDEC Pharmaceuticals Corp. (a)                     24,580         1,474
IMS Health, Inc.                                   38,490           823
InterMune, Inc. (a)                                 4,600           201
IVAX Corp. (a)                                    104,849         2,155
Johnson & Johnson                                 368,360        21,333
King Pharmaceuticals, Inc. (a)                     64,020         2,496
Laboratory Corp. of
 America Holdings (a)                              21,100         1,819
Lilly (Eli) & Co.                                  57,110         4,369
McKesson HBOC, Inc.                                21,500           795
MedImmune, Inc. (a)                                44,231         1,736
Medtronic, Inc.                                    42,000         1,693
Merck & Co., Inc.                                 110,020         7,020
Novartis AG - ADR                                  34,800         1,310
Oxford Health Plans, Inc. (a)                      23,700           558
Perrigo Co. (a)                                     9,720           144
Pfizer, Inc.                                      659,757        27,645
Pharmaceutical Product
 Development, Inc. (a)                              3,640            97
Pharmacia Corp.                                    38,721         1,569
Quest Diagnostics, Inc. (a)                        38,356         2,508
Schering-Plough Corp.                              79,300         2,948
St. Jude Medical, Inc. (a)                         14,600         1,037
Steris Corp. (a)                                   11,140           250
Stryker Corp.                                       8,000           450
Tenet Healthcare Corp. (a)                        137,885         7,931
Trigon Healthcare, Inc. (a)                         6,600           405
UnitedHealth Group, Inc.                          184,562        12,135
Universal Health Services, Inc. Class B (a)         7,800           315
Varian Medical Systems, Inc. (a)                    1,030            69
VISX, Inc. (a)                                      5,990            70
WebMD Corp. (a)                                     7,500            34
Wellpoint Health Networks, Inc. (a)                 5,330           595
                                                               --------
                                                                173,538
                                                               --------
INTEGRATED OILS - 4.1%
Amerada Hess Corp.                                 16,110           946
ChevronTexaco Corp. (a)                            74,707         6,616
Conoco, Inc. (a)                                  136,865         3,517
Exxon Mobil Corp.                                 582,090        22,964
Kerr-McGee Corp.                                   23,710         1,366
Murphy Oil Corp.                                    7,100           564
Occidental Petroleum Corp.                        108,100         2,737
Phillips Petroleum Co.                             45,106         2,454
Royal Dutch Petroleum Co.                          12,200           616
Unocal Corp.                                       48,300         1,555
USX-Marathon Group                                151,530         4,181
                                                               --------
                                                                 47,516
                                                               --------
MATERIALS AND PROCESSING - 4.2%
Air Products & Chemicals, Inc.                     97,080         3,887
Airgas, Inc. (a)                                    8,890           120
AKZO Nobel - ADR                                   39,100         1,606
Albemarle Corp.                                     6,610           132
Alcoa, Inc.                                       173,062         5,584
American Standard Cos., Inc. (a)                   46,140         2,672
Archer-Daniels-Midland Co.                        219,245         3,054
Ashland, Inc.                                      18,660           751
Barrick Gold Corp.                                  2,420            38
Bemis Co., Inc.                                     1,660            72
Boise Cascade Corp.                                 6,630           189
Catellus Development Corp. (a)                     27,640           475
Crown Cork & Seal Co., Inc.                        11,070            20
Dow Chemical Co.                                   30,566         1,016
Dycom Industries, Inc. (a)                          1,130            14
E.I. du Pont de Nemours & Co.                      42,055         1,682
Eastman Chemical Co.                               18,270           627
Energizer Holdings, Inc. (a)                        7,793           129

                                                       Diversified Equity Fund 9

DIVERSIFIED EQUITY FUND

                                                               October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------      --------
Engelhard Corp.                                     8,700           228
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)                                        3,660            41
Fuller (H.B.) Co.                                     400            21
Harsco Corp.                                        3,010            96
Hercules, Inc. (a)                                 46,500           352
International Paper Co.                            46,900         1,679
Lafarge Corp.                                       4,720           167
LNR Property Corp.                                  1,400            39
Longview Fibre Co.                                  2,400            26
Lubrizol Corp.                                      3,600           101
Masco Corp.                                        53,210         1,055
Nucor Corp.                                        15,100           624
Owens-Illinois, Inc. (a)                            3,040            19
Packaging Corp. of America (a)                      5,610            99
Placer Dome, Inc.                                   2,360            27
PPG Industries, Inc.                               55,380         2,704
Praxair, Inc.                                      89,670         4,230
Precision Castparts Corp.                           7,100           161
Rayonier, Inc.                                      2,990           128
Rohm & Haas Co.                                    22,200           721
Sherwin-Williams Co.                               55,040         1,341
Smurfit-Stone Container Corp. (a)                  42,800           634
Sonoco Products Co.                                 8,870           208
Syngenta AG - ADR (a)                             117,200         1,205
Temple-Inland, Inc.                                 3,800           190
Tyco International, Ltd.                          195,442         9,603
Vulcan Materials Co.                                5,830           242
Westvaco Corp.                                     26,510           651
Weyerhaeuser Co.                                    7,550           377
Willamette Industries, Inc.                         6,650           312
Worthington Industries, Inc.                        3,720            48
                                                               --------
                                                                 49,397
                                                               --------
MISCELLANEOUS - 3.5%
Brunswick Corp.                                     4,540            81
Crane Co.                                           6,170           126
Eaton Corp.                                         2,380           156
Fortune Brands, Inc.                               15,400           567
General Electric Co.                              801,371        29,179
Georgia-Pacific Group                              36,630         1,017
Honeywell International, Inc.                      36,732         1,085
Illinois Tool Works, Inc.                          14,200           812
ITT Industries, Inc.                                8,090           389
Johnson Controls, Inc.                             12,470           902
Lancaster Colony Corp.                              1,080            34
Minnesota Mining & Manufacturing Co.               55,260         5,768
Textron, Inc.                                      18,900           598
                                                               --------
                                                                 40,714
                                                               --------
OTHER ENERGY - 2.0%
Anadarko Petroleum Corp.                           26,500         1,512
Apache Corp.                                       34,170         1,763
Baker Hughes, Inc.                                  9,400           337
BJ Services Co. (a)                                 3,130            80
Calpine Corp. (a)                                 121,200         3,000
Devon Energy Corp.                                 39,114         1,498
El Paso Corp.                                      38,600         1,894
Enron Corp.                                       174,880         2,431
EOG Resources, Inc.                                34,300         1,213
Forest Oil Corp. (a)                                1,480            41
Global Marine, Inc. (a)                            31,000           499
Helmerich & Payne, Inc.                             1,350            41
Louis Dreyfus Natural Gas Corp. (a)                   790            31
Massey Energy Co.                                   1,240            25
Mitchell Energy & Development Corp.
 Class A                                            2,400           128
Nabors Industries, Inc. (a)                        15,400           473
Patterson-UTI Energy, Inc. (a)                      5,050            91
Schlumberger, Ltd.                                 40,500         1,961
Smith International, Inc. (a)                      38,443         1,818
Sunoco, Inc.                                       15,280           572
Transocean Sedco Forex, Inc.                       16,300           491
Ultramar Diamond Shamrock Corp.                    15,790           790
Valero Energy Corp.                                13,500           508
Williams Cos. (The)                                59,460         1,717
                                                               --------
                                                                 22,914
                                                               --------
PRODUCER DURABLES - 3.5%
Agilent Technologies, Inc. (a)                     19,610           437
Alliant Techsystems, Inc. (a)                       4,950           432
Alstom - ADR                                       26,400           405
Andrew Corp. (a)                                    9,380           170
Applied Materials, Inc. (a)                       101,940         3,477
B.F. Goodrich Co.                                  27,870           595
Boeing Co. (The)                                   42,940         1,397
Caterpillar, Inc.                                  63,530         2,841
Celestica, Inc. (a)                               111,480         3,826
Centex Corp.                                        8,400           321
Cooper Industries, Inc.                             3,050           118
Cummins Engine Co., Inc.                            6,200           194
D.R. Horton, Inc.                                  10,768           241
Danaher Corp.                                      25,400         1,416
Deere & Co.                                       106,200         3,928
Diebold, Inc.                                       3,010           109
Dover Corp.                                         9,480           312
Emerson Electric Co.                               15,550           762
FEI Co. (a)                                           930            25
Grainger (W.W.), Inc.                              12,000           520
Hubbell, Inc. Class B                               4,700           128

10 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       -------
Ingersoll-Rand Co.                                  3,550           132
KB HOME                                             9,340           276
Kennametal, Inc.                                    6,800           239
KLA Tencor Corporation (a)                         16,300           666
Lennar Corp.                                        8,150           296
Lockheed Martin Corp.                             156,256         7,621
M.D.C. Holdings, Inc.                               3,700            99
Northrop Grumman Corp.                              3,420           342
Novellus Systems, Inc. (a)                         15,400           509
NVR, Inc. (a)                                         900           142
Pall Corp.                                          1,710            35
Pentair, Inc.                                       6,590           209
Pitney Bowes, Inc.                                 40,620         1,489
Polycom, Inc. (a)                                  72,500         2,174
Pulte Corp.                                         6,430           209
RF Micro Devices, Inc. (a)                         17,800           364
Rockwell Collins                                   11,230           152
Ryland Group, Inc. (The)                            4,100           219
Stewart & Stevenson Services, Inc.                    650            10
Tecumseh Products Co. Class A                         400            18
Tektronix, Inc. (a)                                50,980         1,004
Toll Brothers, Inc. (a)                             9,100           284
United Technologies Corp.                          34,710         1,871
Xerox Corp.                                        64,480           451
                                                                -------
                                                                 40,465
                                                                -------
TECHNOLOGY - 12.7%
3Com Corp. (a)                                      5,370            22
Accenture, Ltd. (a)                                 5,620            99
Activision, Inc. (a)                                2,100            76
Advanced Micro Devices, Inc. (a)                   64,200           632
Analog Devices, Inc. (a)                           59,310         2,254
Apple Computer, Inc. (a)                           68,640         1,205
Applied Micro Circuits Corp. (a)                   27,000           298
Ariba, Inc. (a)                                    14,000            46
Arrow Electronics, Inc. (a)                         7,200           176
Atmel Corp. (a)                                   133,286         1,060
Autodesk, Inc.                                     43,000         1,428
Automatic Data Processing, Inc.                    20,400         1,054
Avaya, Inc. (a)                                     2,440            22
Avnet, Inc.                                        15,260           315
AVX Corp.                                           7,410           137
BEA Systems, Inc. (a)                              30,700           373
BMC Software, Inc. (a)                             59,240           893
Broadcom Corp. Class A (a)                         68,430         2,355
Brocade Communications Systems, Inc. (a)           57,920         1,422
Cirrus Logic, Inc. (a)                             30,000           334
Cisco Systems, Inc. (a)                           737,260        12,473
Commerce One, Inc. (a)                             55,000           138
CommScope, Inc. (a)                                   860            17
COMPAQ Computer Corp.                             109,830           961
Computer Associates International, Inc.            31,670           979
Computer Sciences Corp. (a)                         3,920           141
Compuware Corp. (a)                                13,520           139
Corning, Inc.                                      41,050           331
Dell Computer Corp. (a)                           211,630         5,075
Electronic Data Systems Corp.                      97,600         6,283
Electronics for Imaging, Inc. (a)                   1,403            28
EMC Corp. (a)                                      91,800         1,131
Flextronics International, Ltd. (a)                89,110         1,773
General Dynamics Corp.                             59,938         4,891
General Motors Corp. Class H (a)                    4,891            67
Harris Corp.                                       56,100         1,923
Hewlett-Packard Co.                                69,110         1,163
Imation Corp. (a)                                   1,320            28
Ingram Micro, Inc. Class A (a)                      6,390            82
Intel Corp.                                       536,090        13,091
International Business Machines Corp.             142,391        15,387
International Rectifier Corp. (a)                  36,400         1,278
Intuit, Inc. (a)                                   40,000         1,609
JDS Uniphase Corp. (a)                            237,220         1,895
Juniper Networks, Inc. (a)                        120,440         2,685
Keane, Inc. (a)                                     4,730            67
KEMET Corp. (a)                                    13,820           247
L-3 Communications Holdings, Inc. (a)              11,290           981
Linear Technology Corp.                            42,990         1,668
LSI Logic Corp. (a)                                 8,060           137
Lucent Technologies, Inc.                          99,040           664
Maxim Integrated Products, Inc. (a)                10,655           487
Microchip Technology, Inc. (a)                     17,900           559
Micron Technology, Inc. (a)                       137,610         3,132
Microsoft Corp. (a)                               279,290        16,240
Motorola, Inc.                                     43,730           716
Motorola, Inc. (units)(a)                          26,800         1,320
National Semiconductor Corp. (a)                   13,500           351
NVIDIA Corp. (a)                                   51,400         2,203
Oracle Corp. (a)                                  399,960         5,423
PanAmSat Corp. (a)                                  1,080            23
PerkinElmer, Inc.                                   6,400           172
QUALCOMM, Inc. (a)                                138,205         6,788
Raytheon Co.                                       87,620         2,826
Rockwell International Corp.                       75,840         1,045
Sabre Holdings Corp. (a)                            5,700           150
Sanmina Corp. (a)                                  42,000           636
Scientific-Atlanta, Inc.                           17,500           365
Siebel Systems, Inc. (a)                           62,200         1,016
Storage Technology Corp. (a)                       11,270           212
Sun Microsystems, Inc. (a)                        255,600         2,594
Sybase, Inc. (a)                                    4,670            64
Texas Instruments, Inc.                           170,530         4,773
Unisys Corp. (a)                                   59,500           531
UTStarcom, Inc. (a)                                 7,490           176

                                                      Diversified Equity Fund 11

DIVERSIFIED EQUITY FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 -------      ---------
VeriSign, Inc. (a)                                54,830          2,122
Veritas Software Corp. (a)                        37,500          1,064
Vitesse Semiconductor Corp. (a)                   27,000            255
Xilinx, Inc. (a)                                  35,500          1,080
                                                              ---------
                                                                147,856
                                                              ---------
UTILITIES - 8.6%
AGL Resources, Inc.                               39,000            805
Allegheny Energy, Inc.                            16,980            621
Alliant Energy Corp.                               5,900            173
Alltel Corp.                                       9,960            569
Amdocs, Ltd. (a)                                  33,055            863
Ameren Corp.                                      12,470            500
American Electric Power Co., Inc.                 36,330          1,522
AT&T Corp.                                       364,916          5,564
AT&T Wireless Services, Inc. (a)                 496,889          7,174
BellSouth Corp.                                   97,210          3,597
Cablevision NY Group Class A (a)                  35,500          1,216
Cablevision Systems Corp.
 (Rainbow Media Group) (a)                           880             19
Centennial Cellular Corp. Class A (a)              1,330             12
CenturyTel, Inc.                                   1,950             62
Cinergy Corp.                                     16,020            483
CMS Energy Corp.                                  24,500            527
Comcast Corp. Special Class A (a)                156,967          5,625
Consolidated Edison, Inc.                         16,530            653
Constellation Energy Group                        66,290          1,483
Cox Communications, Inc. Class A (a)              39,630          1,518
Dominion Resources, Inc.                          23,240          1,420
DPL, Inc.                                          8,600            198
DTE Energy Co.                                     5,751            240
Duke Energy Corp.                                 25,220            969
Edison International (a)                           9,630            137
Entergy Corp.                                     15,970            620
Exelon Corp.                                      45,135          1,899
FirstEnergy Corp.                                 54,690          1,885
FPL Group, Inc.                                   24,610          1,307
KeySpan Corp.                                      9,000            299
Level 3 Communications, Inc. (a)                  10,660             37
MDU Resources Group, Inc.                            620             15
Mirant Corp. New (a)                              12,822            333
National Fuel Gas Co.                             74,800          1,751
NICOR, Inc.                                       29,700          1,155
NiSource, Inc.                                    47,600          1,131
Nokia Corp. - ADR                                134,600          2,761
Northeast Utilities                               11,700            207
NSTAR                                             39,680          1,632
PG&E Corp.                                        27,980            505
Pinnacle West Capital Corp.                       49,890          2,103
Potomac Electric Power Co.                        12,410            266
PPL Corp.                                         21,860            747
Progress Energy, Inc.                              4,730            199
Progress Energy, Inc. - CVO (a)                    5,500              2
Public Service Co. of New Mexico                   3,960             97
Public Service Enterprise Group, Inc.             17,930            706
Questar Corp.                                      2,200             48
Qwest Communications International, Inc.          59,145            766
Reliant Energy, Inc.                              29,540            826
SBC Communications, Inc.                         220,486          8,403
Sempra Energy                                     43,190          1,011
Sprint Corp. (Fon Group)                         205,700          4,114
Sprint Corp. (PCS Group) (a)                     209,694          4,676
TeleCorp PCS, Inc. Class A (a)                     5,360             72
Telephone & Data Systems, Inc.                     2,680            236
TXU Corp.                                         43,420          1,990
UtiliCorp United, Inc.                             6,630            196
Verizon Communications, Inc.                     289,062         14,397
Vodafone Group PLC - ADR                          74,642          1,726
Western Resources, Inc.                           34,930            572
WGL Holdings, Inc.                                37,900          1,026
Wisconsin Energy Corp.                            18,600            413
WorldCom, Inc. - WorldCom Group (a)              161,500          2,172
Xcel Energy, Inc.                                 76,965          2,177
                                                              ---------
                                                                100,428
                                                              ---------
TOTAL COMMON STOCKS
(cost $1,111,396)                                             1,088,836
                                                              ---------
PREFERRED STOCKS - 0.1%
Embraer Aircraft Corp. - ADR                      37,024            635
                                                              ---------
TOTAL PREFERRED STOCKS
(cost $1,377)                                                       635
                                                              ---------

See accompanying notes which are an integral part of the financial statements.

12 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                                October 31, 2001

                                                PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
                                                  (000)        (000)
                                                    $            $
                                               ---------     ---------

SHORT-TERM INVESTMENTS - 5.7%
Frank Russell Investment Company
  Money Market Fund (b)                          57,338         57,338
United States Treasury Bills (c)(d)(f)
  2.070% due 12/20/01                             6,900          6,880
  2.200% due 12/20/01                             2,000          1,994
                                                             ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $66,212)                                                  66,212
                                                             ---------
TOTAL INVESTMENTS - 99.4%
(identified cost $1,178,985)                                 1,155,683
                                                             ---------
OTHER ASSETS AND LIABILITIES,
 NET - 0.6%                                                      7,245
                                                             ---------
NET ASSETS - 100.0%                                          1,162,928
                                                             =========

                                                NOTIONAL       UNREALIZED
                                                 AMOUNT       APPRECIATION
                                                  (000)      (DEPRECIATION)
FUTURES CONTRACTS                                   $            (000)
                                               -----------   --------------
S&P 500 Index
  expiration date 12/01                           63,112     $  (2,894)

S&P Midcap 400 Index
  expiration date 12/01                           12,186          (794)
                                                             ---------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                         $  (3,688)
                                                             =========

(a)  Nonincome-producing security.
(b)  At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.
(e)  Real Estate Investment Trust (REIT).
(f)  At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund 13

DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (including securities on loan of $47,305), (identified cost $1,178,985) .......  $ 1,155,683
Receivables:
  Dividends .........................................................................................        1,106
  Investments sold ..................................................................................       19,691
  Fund shares sold ..................................................................................        3,863
  From Advisor ......................................................................................           16
  Daily variation margin on futures contracts .......................................................          213
Short-term investments held as collateral for securities loaned, at market ..........................       49,432
                                                                                                       -----------
    Total assets ....................................................................................    1,230,004

LIABILITIES
Payables:
  Investments purchased ...............................................................  $    15,386
  Fund shares redeemed ................................................................        1,006
  Accrued fees to affiliates ..........................................................        1,037
  Other accrued expenses ..............................................................          215
Payable upon return of securities loaned ..............................................       49,432
                                                                                         -----------
    Total liabilities ...............................................................................       67,076
                                                                                                       -----------
NET ASSETS ..........................................................................................  $ 1,162,928
                                                                                                       ===========
NET ASSETS CONSIST OF:
Undistributed net investment income .................................................................  $        70
Accumulated net realized gain (loss) ................................................................      (69,947)
Unrealized appreciation (depreciation) on:
  Investments .......................................................................................      (23,302)
  Futures contracts .................................................................................       (3,688)
Shares of beneficial interest .......................................................................          320
Additional paid-in capital ..........................................................................    1,259,475
                                                                                                       -----------
NET ASSETS ..........................................................................................  $ 1,162,928
                                                                                                       ===========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($20,221,524 divided by 564,304 shares of $.01 par value
   shares of beneficial interest outstanding) .......................................................  $     35.83
                                                                                                       ===========
  Class E ($23,586,407 divided by 648,789 shares of $.01 par value
   shares of beneficial interest outstanding) .......................................................  $     36.35
                                                                                                       ===========
  Class S ($1,119,119,815 divided by 30,787,724 shares of $.01 par value
   shares of beneficial interest outstanding) .......................................................  $     36.35
                                                                                                       ===========

See accompanying notes which are an integral part of the financial statements.

14 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends ...............................................................  $   15,889
  Dividends from Money Market Fund ........................................       3,077
  Securities Lending Income ...............................................          74
                                                                             ----------
    Total investment income ...............................................      19,040

EXPENSES
  Advisory fees ............................................  $    9,753
  Administrative fees ......................................         784
  Custodian fees ...........................................         745
  Distribution fees - Class C ..............................         156
  Transfer agent fees ......................................       1,616
  Professional fees ........................................          98
  Registration fees ........................................         173
  Shareholder servicing fees - Class C .....................          52
  Shareholder servicing fees - Class E .....................          54
  Trustees' fees ...........................................          23
  Miscellaneous ............................................         186
                                                              ----------
  Expenses before reductions ...............................      13,640
  Expense reductions .......................................         (14)
                                                              ----------
    Expenses, net .........................................................      13,626
                                                                             ----------
Net investment income .....................................................       5,414
                                                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ..............................................    (152,340)
  Futures contracts ........................................     (27,153)
  Foreign currency-related transactions ....................           1     $ (179,492)
                                                              ----------
Net change in unrealized appreciation (depreciation) on:
  Investments ..............................................    (257,449)
  Futures contracts ........................................      (1,683)      (259,132)
                                                              ----------     ----------
Net realized and unrealized gain (loss) ...................................    (438,624)
                                                                             ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....................  $ (433,210)
                                                                             ==========

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund 15

DIVERSIFIED EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                     FISCAL YEAR ENDED     TEN MONTHS ENDED         YEAR ENDED
                                                                      OCTOBER 31, 2001     OCTOBER 31, 2000      DECEMBER 31, 1999
                                                                    -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ..........................................  $            5,414    $           5,735     $            7,419
  Net realized gain (loss) .......................................            (179,492)              26,047                257,824
  Net change in unrealized appreciation (depreciation) ...........            (259,132)             (99,507)               (14,918)
                                                                    ------------------    -----------------     ------------------
    Net increase (decrease) in net assets from operations ........            (433,210)             (67,725)               250,325
                                                                    ------------------    -----------------     ------------------
DISTRIBUTIONS
  From net investment income
    Class C ......................................................                  --                   --                     (1)
    Class E ......................................................                 (38)                 (47)                   (23)
    Class S ......................................................              (5,374)              (5,444)                (8,208)
  From net realized gain
    Class C ......................................................                (110)                (375)                (1,313)
    Class E ......................................................                (111)                (303)                (1,234)
    Class S ......................................................              (6,876)             (35,620)              (152,916)
                                                                    ------------------    -----------------     ------------------

      Net decrease in net assets from distributions ..............             (12,509)             (41,789)              (163,695)
                                                                    ------------------    -----------------     ------------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ..              51,007               69,489                135,012
                                                                    ------------------    -----------------     ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................            (394,712)             (40,025)               221,642

NET ASSETS
  Beginning of period ............................................           1,557,640            1,597,665              1,376,023
                                                                    ------------------    -----------------     ------------------
  End of period (including undistributed net investment income of
   $70 at October 31, 2001) ......................................  $        1,162,928    $       1,557,640     $        1,597,665
                                                                    ==================    =================     ==================

See accompanying notes which are an integral part of the financial statements.

16 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                      2001*      2000**    1999***
                                                                     --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ..............................  $ 50.12    $ 54.13    $ 52.04
                                                                     -------    -------    -------
INCOME FROM OPERATIONS
  Net investment income (a) .......................................     (.24)      (.24)      (.20)
  Net realized and unrealized gain (loss) .........................   (13.82)     (2.55)      8.14
                                                                     -------    -------    -------
    Total income from operations ..................................   (14.06)     (2.79)      7.94
                                                                     -------    -------    -------
DISTRIBUTIONS
  From net investment income ......................................       --         --       (.03)
  From net realized gain ..........................................     (.23)     (1.22)     (5.82)
                                                                     -------    -------    -------
    Total distributions ...........................................     (.23)     (1.22)     (5.85)
                                                                     -------    -------    -------
NET ASSET VALUE, END OF PERIOD ....................................  $ 35.83    $ 50.12    $ 54.13
                                                                     =======    =======    =======
TOTAL RETURN (%)(b) ...............................................   (28.14)     (5.07)     15.83

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ........................   20,222     21,526     14,787

  Ratios to average net assets (%)(c):
    Operating expenses ............................................     1.99       1.94       1.94
    Net investment income .........................................     (.58)      (.56)      (.41)

  Portfolio turnover rate (%) .....................................   146.81     141.75     110.36

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                      Diversified Equity Fund 17

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                     YEARS ENDED DECEMBER 31,
                                                                                              -------------------------------------
                                                                     2001*        2000**        1999          1998         1997***
                                                                  ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD...........................   $   50.55     $   54.43     $   51.40     $   43.64     $   45.55
                                                                  ---------     ---------     ---------     ---------     ---------
INCOME FROM OPERATIONS
  Net investment income (a)....................................         .07           .08           .13           .10           .06
  Net realized and unrealized gain (loss)......................      (13.96)        (2.57)         8.81         10.34          7.97
                                                                  ---------     ---------     ---------     ---------     ---------
    Total income from operations...............................      (13.89)        (2.49)         8.94         10.44          8.03
                                                                  ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS
  From net investment income...................................        (.08)         (.17)         (.09)         (.08)         (.07)
  From net realized gain.......................................        (.23)        (1.22)        (5.82)        (2.60)        (9.87)
                                                                  ---------     ---------     ---------     ---------     ---------
    Total distributions........................................        (.31)        (1.39)        (5.91)        (2.68)        (9.94)
                                                                  ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD ................................   $   36.35     $   50.55     $   54.43     $   51.40     $   43.64
                                                                  =========     =========     =========     =========     =========
TOTAL RETURN (%)(b)............................................      (27.59)        (4.49)        17.95         24.59         15.99

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).....................      23,586        19,666        12,958         9,007         2,839

  Ratios to average net assets (%)(c):
    Operating expenses.........................................        1.24          1.19          1.19          1.33          1.63
    Net investment income......................................         .17           .19           .23           .21           .10

  Portfolio turnover rate (%)..................................      146.81        141.75        110.36        100.31        114.11

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

18 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                             YEARS ENDED DECEMBER 31,
                                                                               ----------------------------------------------------
                                                      2001*        2000**         1999          1998          1997          1996
                                                   ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ............  $    50.55    $    54.33    $    51.39    $    43.64    $    41.45    $    38.62
                                                   ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM OPERATIONS
  Net investment income (a)  ....................         .18           .19           .28           .30           .37           .48
  Net realized and unrealized gain (loss) .......      (13.97)        (2.57)         8.79         10.34         12.06          8.15
                                                   ----------    ----------    ----------    ----------    ----------    ----------
    Total income from operations ................      (13.79)        (2.38)         9.07         10.64         12.43          8.63
                                                   ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS
  From net investment income ....................        (.18)         (.18)         (.31)         (.29)         (.37)         (.48)
  From net realized gain ........................        (.23)        (1.22)        (5.82)        (2.60)        (9.87)        (5.32)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
    Total distributions .........................        (.41)        (1.40)        (6.13)        (2.89)       (10.24)        (5.80)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD...................  $    36.35    $    50.55    $    54.33    $    51.39    $    43.64    $    41.45
                                                   ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (%)(b) .............................      (27.41)        (4.28)        18.21         25.11         31.32         23.29

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ......   1,119,120     1,516,448     1,569,920     1,367,016     1,042,620       699,691

  Ratios to average net assets (%)(c):
    Operating expenses ..........................         .99           .94           .93           .91           .92           .94
    Net investment income .......................         .42           .45           .51           .62           .80          1.18

  Portfolio turnover rate (%)  ..................      146.81        141.75        110.36        100.31        114.11         99.90

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                      Diversified Equity Fund 19

SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To maximize total return primarily through capital appreciation and by assuming a higher level of volatility than the Diversified Equity Fund.

INVESTS IN: Primarily small capitalization and "emerging growth-type" US equity securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of nine small capitalization stock fund managers with three separate and distinct investment styles.

GROWTH OF A $10,000 INVESTMENT

Dates            Special Growth - Class S      Russell 2500(TM)**
-----            ------------------------      ------------------
Inception*               $10,000                    $10,000
1992                     $10,683                    $11,111
1993                     $13,648                    $14,201
1994                     $13,700                    $14,461
1995                     $16,117                    $17,551
1996                     $19,489                    $20,848
1997                     $25,613                    $26,919
1998                     $23,351                    $24,847
1999                     $27,594                    $29,319
2000                     $34,878                    $36,142
2001                     $29,629                    $31,747

              YEARLY PERIODS ENDED OCTOBER 31


SPECIAL GROWTH FUND - CLASS S

   PERIODS ENDED         GROWTH OF        TOTAL
     10/31/01             $10,000         RETURN
-------------------     -----------     -----------
1 Year                  $  8,495         (15.05)%
5 Years                 $ 15,293           8.73%(S)
10 Years                $ 29,629          11.46%(S)


SPECIAL GROWTH FUND - CLASS E++

   PERIODS ENDED         GROWTH OF        TOTAL
     10/31/01             $10,000         RETURN
-------------------     ------------    -----------
1 Year                  $  8,471         (15.29)%
5 Years                 $ 14,924           8.33%(S)
10 Years                $ 29,086          11.26%(S)


SPECIAL GROWTH FUND - CLASS C++++

   PERIODS ENDED        GROWTH OF         TOTAL
     10/31/01            $10,000          RETURN
--------------------   -----------     ------------
1 Year                  $  8,407         (15.93)%
5 Years                 $ 14,623           7.89%(S)
10 Years                $ 28,498          11.03%(S)


RUSSELL 2500(TM) INDEX

   PERIODS ENDED        GROWTH OF         TOTAL
     10/31/01            $10,000          RETURN
--------------------   -----------     ------------
1 Year                  $  8,784         (12.16)%
5 Years                 $ 15,228           8.77%(S)
10 Years                $ 31,747          12.25%(S)

20 Special Growth Fund

SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Special Growth Fund Class S, Class E and Class C shares declined 15.05%, 15.29%, and 15.93%, respectively. This compared with the Russell 2500(TM) Index, which lost 12.16% for the same period.

The Fund's performance was lower than that of its benchmark index in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

In this volatile environment, the Fund's managers continued to favor small- and medium-capitalized companies with positive earnings estimate revisions at lower prices relative to their peers.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security resulted in high levels of sector and market volatility that impacted the Fund's performance. The Fund's fully invested posture cost some excess returns as expected in a declining market.

Value stocks outperformed growth for most of the period, with one exception during the second calendar quarter 2001. That brief period was cut short in the third calendar quarter with the September 11 terrorist attacks. Generally, the market did not reward stocks with positive earnings revisions, earnings surprises, or attractive valuations. Rather, winning stocks tended to be those with poor earnings surprises, lower quality fundamentals and deep cyclicality. Market performance was driven by a broader number of securities during the fiscal year, brightening prospects for the Fund to outperform through stock selection across economic sectors.

David J. Greene, who was funded in September and October 2000, was one of the top performing managers in the final months of the year 2000 and again during the second quarter of 2001. This manager, who pursues a relatively concentrated stock-picking strategy, suffered losses in the month following the September 11 attacks.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)        October 31, 2001

UTStarcom, Inc.                                      0.6%
Medicis Pharmaceutical Corp. Class A.                0.6
D.R. Horton, Inc.                                    0.5
Affiliated Managers Group, Inc.                      0.4
Toll Brothers, Inc.                                  0.4
Ryder System, Inc.                                   0.4
Sovereign Bancorp, Inc.                              0.4
AmerisourceBergen Corp.                              0.4
Charles River Laboratories International,            0.4
Inc.
Sunoco, Inc.                                         0.4


PORTFOLIO CHARACTERISTICS
                                           October 31, 2001

Current P/E Ratio                                  16.0x
Portfolio Price/Book Ratio                         1.97x
Market Capitalization - $-Weighted Average      1.97 Bil
Number of Holdings                                   971


MONEY MANAGERS                                  STYLES

CapitalWorks Investment Partners, LLC      Growth
David J. Greene & Company, LLC             Value
Delphi Management, Inc.                    Value
GlobeFlex Capital, LP                      Market-Oriented
Jacobs Levy Equity Management, Inc.        Value
Sirach Capital Management, Inc.            Value
Suffolk Capital Management, Inc.           Growth
TimesSquare Capital Management, Inc.       Growth

*    Special Growth Fund Class S assumes initial investment on November 1, 1991.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The largest security in this index has a market capitalization of about $3.8 billion. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Special Growth Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Special Growth Fund Class S and Class E performance has been linked with
     Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                          Special Growth Fund 21

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                  MARKET
                                                  NUMBER          VALUE
                                                    OF            (000)
                                                  SHARES            $
                                                 --------        -------
COMMON STOCKS - 93.3%
AUTO AND TRANSPORTATION - 3.6%
Airborne, Inc.                                     95,100           950
American Axle & Manufacturing
 Holdings, Inc. (a)                                35,200           595
Arkansas Best Corp. (a)                             4,500           106
ArvinMeritor, Inc.                                 50,900           765
Autoliv, Inc.                                       5,900            95
Aviall, Inc. (a)                                    8,200            40
Borg-Warner Automotive, Inc.                       46,912         2,004
Circuit City Stores, Inc. -
 CarMax Group (a)                                  62,900         1,151
CNF Transportation, Inc.                           13,600           300
Cooper Tire & Rubber Co.                           47,000           621
Covenant Transport, Inc. Class A (a)                7,200            97
Dana Corp.                                         76,900           827
Dura Automotive Systems, Inc. (a)                  18,100           138
FedEx Corp. (a)                                    36,000         1,479
Fleetwood Enterprises, Inc.                        29,400           295
Gentex Corp. (a)                                   19,000           452
Heartland Express, Inc. (a)                        11,900           280
Kirby Corp. (a)                                     6,600           170
Landstar Systems, Inc. (a)                          5,600           401
Lear Corp. (a)                                     29,300           900
Mesa Airlines, Inc. (a)                            19,900           106
Navistar International Corp.                       43,900         1,317
Offshore Logistics, Inc. (a)                       94,900         1,893
Oshkosh Truck Corp. Class B                         8,200           314
Overseas Shipholding Group, Inc.                   14,700           366
Polaris Industries, Inc.                           12,900           580
RailAmerica, Inc. (a)                              10,762           125
Roadway Express, Inc.                              26,563           724
Skywest, Inc.                                      38,000           695
Stoneridge, Inc. (a)                                9,300            60
TBC Corp. (a)                                       1,100            12
Tidewater, Inc.                                    26,500           801
Tower Automotive, Inc. (a)                         11,700            72
Visteon Corp.                                      90,900         1,082
Wabtec Corp.                                       76,000           927
Werner Enterprises, Inc.                           35,900           777
Winnebago Industries, Inc.                         16,400           398
Yellow Corp. (a)                                   26,945           592
                                                                 ------
                                                                 22,507
                                                                 ------
CONSUMER DISCRETIONARY - 17.5%
Aaron Rents, Inc.                                   9,100           159
Abercrombie & Fitch Co. Class A (a)                34,718           653
Ackerley Communications, Inc. (a)                  13,300           179
Action Performance Companies, Inc. (a)             23,800           624
Advo Systems, Inc. (a)                              5,200           188
Alberto-Culver Co. Class B                         31,989         1,352
American Eagle Outfitters, Inc. (a)                42,751         1,171
Apollo Group, Inc. Class A (a)                     12,100           492
Applebee's International, Inc.                     41,450         1,248
Applica, Inc. (a)                                  45,500           337
Argosy Gaming Co. (a)                              78,500         2,279
AutoZone, Inc. (a)                                 32,700         1,914
Aztar Corp. (a)                                    30,600           439
Bally Total Fitness Holding Corp. (a)              18,300           338
Banta Corp.                                        51,000         1,482
Barnes & Noble, Inc. (a)                            2,600            96
Bebe Stores, Inc. (a)                               9,500           158
BJ's Wholesale Club, Inc. (a)                      21,200         1,076
Blockbuster Entertainment Corp.                    13,300           334
Bob Evans Farms, Inc.                               1,200            23
Borders Group, Inc. (a)                             5,400            84
Boyd Gaming Corp. (a)                              16,300            70
Brinker International, Inc. (a)                     7,850           199
Brown Shoe Co., Inc.                               34,600           381
Burlington Coat Factory Warehouse Corp.            14,100           211
Career Education Corp. (a)                         14,100           368
Catalina Marketing Corp. (a)                       29,500           816
CBRL Group, Inc.                                   34,600           869
Charter Communications Holdings, Inc.
 Class A (a)                                       80,000         1,131
Chemed Corp.                                        9,000           255
Chicos FAS, Inc. (a)                               21,950           571
Children's Place Retail Stores, Inc.
 (The) (a)                                         33,931           806
Choice Hotels International, Inc. (a)               7,800           137
ChoicePoint, Inc. (a)                              34,700         1,484
Christopher & Banks Corp. (a)                      22,100           728
CKE Restaurants, Inc. (a)                          74,400           536
Claire's Stores, Inc.                              75,800           916
Coach, Inc. New (a)                                28,657           800
Coinstar, Inc. (a)                                  2,700            50
Copart, Inc. (a)                                   14,300           420
Corinthian Colleges, Inc. (a)                      10,300           376
Corporate Executive Board Co., (The) (a)           52,100         1,593
Cox Radio, Inc. Class A (a)                        33,226           721
Daisytek International Corp. (a)                    8,000           112
Darden Restaurants, Inc.                           22,700           727
DeVry, Inc. (a)                                     9,200           248
DiamondCluster International, Inc.
 Class A (a)                                       21,300           219
DigitalThink, Inc. (a)                              8,600            71
Discount Auto Parts, Inc. (a)                       6,500           109
Dollar Thrifty Automotive Group, Inc. (a)          11,100           130
Dollar Tree Stores, Inc. (a)                       35,100           789
Dress Barn, Inc. (a)                                6,900           156
EarthLink, Inc. (a)                               144,022         2,110
Edison Schools, Inc. (a)                           44,800           844

22 Special Growth Fund

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                  --------       -------
Education Management Corp. (a)                      15,100          521
Emmis Communications Corp.
 Class A (a)                                        36,572          496
Ethan Allen Interiors, Inc.                         27,200          871
Extended Stay America, Inc. (a)                     56,600          764
F.Y.I., Inc. (a)                                    16,100          579
Federated Department Stores, Inc. (a)               41,900        1,340
Fisher Scientific International, Inc. (a)            3,600          108
Footstar, Inc. (a)                                  29,000          969
Fred's, Inc. Class A                                 9,825          322
Freemarkets, Inc. (a)                               10,600          142
Genesco, Inc. (a)                                   16,100          294
Getty Images, Inc. (a)                              93,700        1,461
Grey Global Group, Inc.                              2,859        1,635
Group 1 Automotive, Inc. (a)                        22,500          603
Guitar Center, Inc. (a)                              5,700           79
Harman International Industries, Inc.               10,900          360
Harte Hanks Communications                          54,500        1,270
Hasbro, Inc.                                        39,300          651
Hearst-Argyle Television, Inc. (a)                  53,000          986
Herbalife International, Inc. Class A               11,200          125
Hollinger International, Inc. Class A               24,200          250
Hot Topic, Inc. (a)                                 23,500          594
IHOP Corp. (a)                                       5,100          130
Ikon Office Solutions, Inc.                         12,100          117
Insight Communications Co., Inc.
 Class A (a)                                         5,700          117
Interpublic Group Cos., Inc. (The)                  54,800        1,230
JAKKS Pacific, Inc. (a)                              3,900           74
Jones Apparel Group, Inc. (a)                       32,900          908
Lamar Advertising Co. Class A (a)                   46,200        1,451
Land's End, Inc. (a)                                18,200          583
Landry's Seafood Restaurants, Inc.                  25,200          442
Lee Enterprises, Inc.                               44,200        1,523
Liberty Corp.                                        9,800          394
Lightbridge, Inc. (a)                                5,100           47
Lithia Motors, Inc., Class A (a)                     5,900           99
Lone Star Steakhouse & Saloon                       14,200          184
Mandalay Resort Group (a)                            8,000          132
MAXIMUS, Inc. (a)                                    9,600          395
May Department Stores Co.                           36,000        1,132
McClatchy Co. (The) Class A                         39,875        1,659
McGraw-Hill, Inc.                                   25,600        1,346
MemberWorks, Inc. (a)                                2,400           22
Men's Wearhouse, Inc. (The) (a)                     48,100          956
Meredith Corp.                                      17,500          578
Michaels Stores, Inc. (a)                           16,900          868
Mobile Mini, Inc. (a)                               12,200          380
Modis Professional Services, Inc. (a)              107,300          562
Mohawk Industries, Inc. (a)                         14,400          622
Movado Group, Inc.                                   3,700           60
Movie Gallery, Inc. (a)                              4,700          129
Neiman Marcus Group, Inc. (The)
 Class A (a)                                        25,900          690
O'Reilly Automotive, Inc. (a)                        3,100           88
Office Depot, Inc. (a)                             141,600        1,926
OfficeMax, Inc. (a)                                  7,200           21
Papa Johns International, Inc. (a)                  41,200        1,148
Park Place Entertainment Corp. (a)                 131,500          942
Payless ShoeSource, Inc. (a)                        20,400        1,078
Penton Media, Inc.                                 100,717          700
Pep Boys - Manny, Moe & Jack                        81,500          958
Phillips-Van Heusen Corp.                           19,100          163
Pier 1 Imports, Inc.                                83,233          916
Pittston Brink's Group                              53,900        1,038
Playtex Products, Inc. (a)                          87,900          861
Polo Ralph Lauren Corp. Class A (a)                 45,600        1,004
Pre-paid Legal Services, Inc. (a)                   41,100          627
Prime Hospitality Corp. (a)                         23,900          219
PRIMEDIA, Inc. (a)                                 202,900          432
Private Media Group, Inc. (a)                        7,400           67
ProQuest Co. (a)                                    10,800          369
Quicksilver, Inc. (a)                               36,633          482
R.H. Donnelley Corp. (a)                            54,400        1,436
Radio One, Inc. (a)                                 19,800          229
Reebok International, Ltd. (a)                      13,300          276
Regis Corp.                                         23,300          495
Rent-A-Center, Inc. (a)                             13,400          365
Resources Connection, Inc. New (a)                  16,100          359
Revlon, Inc. Class A (a)                             8,800           58
Ross Stores, Inc.                                   57,600        1,803
Royal Caribbean Cruises, Ltd.                       61,301          674
Ryan's Family Steak Houses, Inc. (a)               104,800        1,886
Saga Communications Class A (a)                      3,300           66
Saks, Inc. (a)                                      60,400          411
Salem Communications Corp. Class A (a)               3,500           68
Salton, Inc. (a)                                    66,850          698
Scholastic Corp. (a)                                27,700        1,238
School Specialty, Inc. (a)                          27,900          864
SCP Pool Corp. (a)                                  48,850        1,135
Service Corp. International (a)                     84,700          540
Six Flags, Inc. (a)                                 27,900          329
Sonic Automotive, Inc. (a)                          49,100          816
Sonic Corp. (a)                                      2,100           70
Stanley Works, (The)                                 5,700          218
Steiner Leisure, Ltd. (a)                           48,231          906
Stride Rite Corp.                                    9,800           61
Sylvan Learning Systems, Inc. (a)                   48,400        1,084
Talbots, Inc.                                       16,000          456
Tech Data Corp. (a)                                 28,000        1,195
TETRA Technologies, Inc. (a)                        19,100          325
Tetra Technologies, Inc. (a)                        36,500          945

                                                          Special Growth Fund 23

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                  MARKET
                                                  NUMBER          VALUE
                                                    OF            (000)
                                                  SHARES            $
                                                 --------        -------
The Boyds Collection, Ltd. (a)                    10,800             83
THQ, Inc. (a)                                     25,200          1,255
Tiffany & Co.                                     15,100            353
Too, Inc. (a)                                     20,000            532
Toro Co.                                          11,000            472
United Auto Group, Inc. (a)                       10,600            170
United Stationers, Inc. (a)                       16,499            463
Urban Outfitters, Inc. (a)                         8,600            112
Valassis Communications, Inc. (a)                 18,400            574
Valuevision International, Inc.
 Class A (a)                                      46,800            638
Vans, Inc. (a)                                    20,200            290
Venator Group, Inc. (a)                          128,400          1,862
Viad Corp.                                        16,800            328
Washington Post Co (The), Class B                  3,500          1,787
Waste Connections, Inc. (a)                        7,700            225
Wendy's International, Inc.                       16,400            431
West Corp. (a)                                    34,100            793
Wet Seal, Inc. Class A (The) (a)                  14,300            291
Williams-Sonoma, Inc. (a)                         29,700            768
WMS Industries, Inc. (a)                          22,300            399
XM Satellite Radio, Inc. Class A (a)              20,000            142
Yahoo!, Inc. (a)                                  82,300            894
Zale Corp. (a)                                    27,800            795
                                                                -------
                                                                110,531
                                                                -------
CONSUMER STAPLES - 3.9%
7-Eleven, Inc. (a)                                13,100            132
American Italian Pasta Co. Class A (a)             6,000            244
Church and Dwight Co., Inc.                       15,000            390
Coca-Cola Bottling Co. Consolidated               32,200          1,232
Constellation Brands, Inc. Class A (a)            37,400          1,535
Coors (Adolph) Co. Class B                        24,200          1,204
D & K Healthcare Resources, Inc.                   7,500            420
Del Monte Foods Co. (a)                            8,700             72
Dial Corp.                                       131,500          2,193
Dimon, Inc.                                       23,100            144
Dole Food Co., Inc.                               17,000            346
Duane Reade, Inc. (a)                             12,400            371
Flowers Foods, Inc. (a)                           11,800            490
Fresh Brands, Inc.                                81,500          1,196
Great Atlantic & Pacific Tea Co., Inc. (a)        24,800            461
Hain Celestial Group, Inc. (a)                    11,600            229
Hormel Foods Corp.                                34,400            826
Ingles Markets, Inc.                              13,300            153
Longs Drug Stores, Inc.                           13,500            307
McCormick & Co., Inc.                              2,000             88
NBTY, Inc. (a)                                    12,000            102
Pathmark Stores, Inc. (a)                         28,500            672
Pepsi Bottling Group, Inc. (The)                  30,800          1,432
PepsiAmericas, Inc.                              147,000          1,917
Performance Food Group Co. (a)                    39,500          1,161
Ralcorp Holdings, Inc. (a)                        15,000            293
Rite Aid Corp. (a)                                25,400            140
Robert Mondavi Corp. Class A (a)                   4,100            126
Sanderson Farms, Inc.                              3,700             50
Schweitzer-Mauduit International, Inc.            11,700            280
Smithfield Foods, Inc. (a)                        60,400          1,271
Spartan Stores, Inc. (a)                           4,000             52
Standard Commercial Corp.                          2,000             37
Suiza Foods Corp. (a)                             14,500            855
SuperValu, Inc.                                   82,400          1,758
Tootsie Roll Industries, Inc.                     25,450            933
United Natural Foods, Inc. (a)                    12,300            255
Universal Corp.                                   24,300            786
Whole Foods Market, Inc. (a)                       5,400            188
Winn-Dixie Stores, Inc.                           16,200            178
                                                                -------
                                                                 24,519
                                                                -------
FINANCIAL SERVICES - 18.2%
Advanta Corp. Class A                              8,300             68
Advent Software, Inc. (a)                         11,900            459
Affiliated Computer Services, Inc.
 Class A (a)                                      23,500          2,069
Affiliated Managers Group, Inc. (a)               43,300          2,672
Alexandria Real Estate Equities, Inc. (e)          6,700            269
American Capital Strategies, Ltd.                 39,000            966
American Financial Group, Inc.                    13,100            290
American National Insurance Co.                    6,800            558
AmeriCredit Corp. (a)                             39,835            617
Annaly Mortgage Management, Inc.                  22,700            312
Anthracite Capital, Inc.                          16,600            165
Arrow Financial Corp.                              2,520             71
Associated Banc-Corp.                             22,680            781
Astoria Financial Corp.                           27,600          1,438
BankAtlantic Bancorp, Inc. Class A                49,600            402
Banknorth Group, Inc.                             94,680          2,076
BankUnited Financial Corp. (a)                    15,700            229
BARRA, Inc. (a)                                    8,100            375
Bear Stearns Cos., Inc. (The)                     37,734          2,038
Bedford Property Investors, Inc. (e)              12,600            258
BISYS Group, Inc. (a)                             32,300          1,680
BKF Capital Group, Inc. (a)                        3,000             78
BOK Financial Corp. (a)                            5,400            167
Boykin Lodging Co. (e)                            29,329            233
Brandywine Realty Trust (e)                       19,100            377
Brookline Bancorp, Inc.                            5,000             76
Camden Property Trust (e)                         15,400            536
Capital Automotive (e)                            20,200            391
Capstead Mortgage Corp.                            2,550             72
CBL & Associates Properties, Inc. (e)             28,700            836
Certegy, Inc. New (a)                             16,200            462

24 Special Growth Fund

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                 MARKET
                                                   NUMBER        VALUE
                                                     OF          (000)
                                                   SHARES          $
                                                  --------      -------
Charter Municipal Mortgage
 Acceptance Co.                                      8,400          133
CheckFree Corp. (a)                                  5,200           73
Chelsea Property Group, Inc.                         9,600          430
City National Corp.                                 13,600          558
Clark/Bardes Holdings, Inc. (a)                      3,400           75
Coastal Bancorp, Inc.                                2,000           60
Colonial BancGroup, Inc.                           114,500        1,443
Comdisco, Inc.                                      89,500           46
Commerce Bancorp, Inc.                              17,735        1,295
Commerce Bancshares, Inc.                            4,410          160
Commerce Group, Inc.                                34,400        1,254
Commercial Federal Corp.                             6,500          162
Commercial Net Lease Realty (e)                     10,000          130
CORUS Bankshares, Inc.                               4,800          201
Countrywide Credit Industries, Inc.                  8,500          339
Crescent Real Estate Equities, Co. (e)              12,688          223
Cullen Frost Bankers, Inc.                          14,100          380
Deluxe Corp.                                         8,100          284
Dime Bancorp, Inc.                                  17,900          606
Dime Bancorp, Inc. 2001 Litigation
 Tracking Warrants (a)                             169,500           36
Dime Community Bancorp, Inc.                         9,950          241
Doral Financial Corp.                                9,700          338
Dow Jones & Co., Inc.                               27,500        1,238
Downey Financial Corp.                              13,855          487
DST Systems, Inc. (a)                               17,100          700
Duke-Weeks Realty Corp. (e)                         20,400          470
East West Bancorp, Inc.                              4,300           97
EastGroup Properties, Inc.                           6,200          130
Edwards (A.G.), Inc.                                28,800        1,139
Entertainment Properties Trust (e)                  52,700          880
Equity Inns, Inc.                                   24,400          194
Equity Office Properties Trust (e)                  48,500        1,382
Equity One, Inc. (e)                                 2,900           35
Fair, Isaac and Co., Inc.                           12,550          597
Farmers Capital Bank Corp.                             900           32
Fidelity National Financial, Inc.                   32,439          746
FINOVA Group, Inc. (a)                              55,000           54
First American Financial Corp.                     103,800        1,728
First Bancorp.                                       6,800          187
First Citizens BancShares, Inc.                      2,100          197
First Commonwealth Financial Corp.                   5,200           58
First Community Bancshares, Inc.                     1,300           38
First Federal Capital Corp.                          5,700           84
First Financial Bankshares, Inc.                     1,300           39
First Financial Holdings, Inc.                       3,100           77
First Indiana Corp.                                  3,700           90
First Industrial Realty Trust, Inc. (e)             40,400        1,111
First Niagara Financial Group, Inc.                  5,600           93
First Place Financial Corp.                          4,100           64
First Republic Bank (a)                              6,400          129
First Tennessee National Corp.                      11,600          401
FirstFed Financial Corp. (a)                        16,600          369
Flagstar Bancorp, Inc.                               8,400          210
GATX Corp.                                          24,800          656
Glenborough Realty Trust, Inc. (e)                  49,500          861
Global Payments, Inc.                               32,200          964
Golden State Bancorp, Inc.                          33,400          847
Great Lakes, Inc.                                    2,900           46
Great Southern Bancorp, Inc.                         1,300           39
Greenpoint Financial Corp.                          15,300          490
Harbor Florida Bancshares, Inc.                      8,200          137
Harland (John H.) Co.                               18,700          362
Harleysville Group, Inc.                             6,000          144
Harleysville National Corp.                          3,000           64
Health Care, Inc.                                   12,000          311
Healthcare Realty Trust, Inc. (e)                    2,200           59
Hibernia Corp. Class A                              73,400        1,116
HomeStore.com, Inc. (a)                             12,300           63
Hospitality Properties Trust (e)                    26,500          657
Host Marriott Corp. (e)                             72,600          490
HRPT Properties Trust                              114,900          936
Independence Community Bank Corp.                   24,900          606
Independent Bank Corp.                               4,000           78
IndyMac Bancorp, Inc. (a)                           65,000        1,669
Innkeepers USA Trust                                33,511          232
Investment Technology Group (a)                     24,200        1,559
Investors Financial Services Corp.                  34,600        1,830
Investors Real Estate Trust                          4,325           39
IPC Holdings, Ltd.                                  66,900        1,813
IRT Property Co.                                    20,700          221
Irwin Financial Corp.                               16,900          262
iStar Financial, Inc.                               47,900        1,116
J.P. Realty, Inc. (e)                                3,300           69
Jack Henry & Associates, Inc.                       32,600          804
JDN Realty Corp. (e)                                18,900          201
Jefferies Group, Inc.                               38,100        1,264
Keystone Property Trust                             38,100          472
Koger Equity, Inc.                                  16,100          269
Kramont Realty Trust                                 4,100           51
Kronos, Inc. (a)                                     2,900          166
Lakeland Bancorp, Inc.                               1,470           22
LandAmerica Financial Group, Inc.                   38,200        1,000
LaSalle Hotel Properties (e)                         4,900           40
Legg Mason, Inc.                                    41,300        1,739
Lexington Corporate Properties Trust                 4,000           56
Macerich Co. (The) (e)                               1,000           24
MAF Bancorp, Inc.                                   51,800        1,450
Markel Corp. (a)                                     7,700        1,509
MB Financial, Inc. (a)                               3,300           85
Metris Companies, Inc.                              30,200          490

                                                          Special Growth Fund 25

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                 MARKET
                                                   NUMBER        VALUE
                                                     OF          (000)
                                                   SHARES          $
                                                  --------      -------
MicroFinancial, Inc.                                 7,200           71
Mid-America Apartment
 Communities, Inc. (e)                              31,300          769
Mid-Atlantic Realty Trust                            5,300           74
Mississippi Valley Bancshares, Inc.                  1,800           68
MONY Group, Inc. (The)                              27,700          836
Moody's Corp.                                       22,200          771
National Data Corp.                                 10,000          352
National Golf Properties, Inc.                       5,200           78
National Health Investors, Inc. (a)                 44,300          620
Neuberger Berman, Inc.                              19,950          696
New Dun & Bradstreet Corp. (The) (a)                16,200          506
New Plan Excel Realty Trust                         46,300          823
New York Community Bancorp, Inc.                    48,150        1,207
North Fork Bancorp, Inc.                            48,000        1,339
Northwest Bancorp, Inc.                              3,900           38
OceanFirst Financial Corp.                           2,800           68
Ocwen Financial Corp. (a)                           10,300           89
Ohio Casualty Corp.                                 26,800          409
Old Republic International Corp.                    58,000        1,471
Old Second Bancorp, Inc.                               900           31
Pacific Century Financial Corp.                     59,400        1,384
Pacific Northwest Bancorp                            2,100           42
Pan Pacific Retail Properties, Inc. (e)              8,400          233
Parkway Properties, Inc.                               800           25
People's Bank                                        3,000           65
PFF Bancorp, Inc.                                   13,100          328
Plum Creek Timber Co., Inc.                         50,488        1,395
Popular, Inc.                                       12,700          373
Prentiss Properties Trust (e)                       22,000          559
Presidential Life Corp.                              2,600           45
Prosperity Bancshares, Inc.                          2,000           55
Protective Life Corp.                               39,900        1,099
Provident Bankshares Corp.                           7,276          160
PS Business Parks, Inc. (e)                          3,200           90
Public Storage, Inc. (e)                             3,100          102
R&G Financial Corp.                                 16,800          311
Radian Group, Inc.                                  34,912        1,182
Raymond James Financial, Inc.                       72,983        2,133
Reckson Associates Realty Corp. (e)                 18,000          414
RenaissanceRe Holdings, Ltd.                        24,200        2,335
Republic Bancorp, Inc.                               2,600           32
Republic Bancorp, Inc.                               6,171           91
RFS Hotel Investors, Inc. (e)                       23,700          219
RLI Corp.                                            2,100           85
Roslyn Bancorp, Inc.                                48,150          874
Ryder System, Inc.                                 134,700        2,519
SAFECO Corp.                                        40,300        1,243
Sandy Spring Bancorp, Inc.                           3,400          137
Seacoast Banking Corp. of Florida                    1,500           63
Second Bancorp, Inc.                                 2,400           52
Senior Housing Properties Trust                     37,900          481
SL Green Realty Corp. (e)                           12,000          358
Southwest Bancorporation of
 Texas, Inc. (a)                                    15,000          430
Southwest Securities Group, Inc.                    21,680          379
Sovereign Bancorp, Inc.                            250,300        2,478
Sovran Self Storage, Inc.                           47,500        1,348
St. Joe Co. (The) (e)                               59,400        1,529
Stancorp Financial Group, Inc.                      20,600          915
Staten Island Bancorp, Inc.                         17,600          509
Sterling Bancorp                                     3,600           96
Sterling Bancshares, Inc.                           19,500          232
Stewart Information Services Corp. (a)               3,900           74
SunGard Data Systems (a)                            15,100          381
Tanger Factory Outlet Centers, Inc. (e)                800           16
TCF Financial Corp.                                 26,500        1,113
Texas Regional Bancshares, Inc. Class A              6,010          201
Thornburg Mortgage Asset Corp.                       5,300           94
Triad Guaranty, Inc. (a)                             8,600          283
Trust Company of New Jersey                          4,200          103
UICI (a)                                             3,300           50
UMB Financial Corp.                                  1,760           74
UNB Corp.                                            4,400           75
Union Planters Corp.                                31,475        1,275
Unitrin, Inc.                                        5,500          213
Universal American Financial Corp. (a)              14,200           91
Watson Wyatt & Co. Holdings (a)                     42,300          747
Webster Financial Corp.                             47,800        1,452
Weingarten Realty Investors                          7,400          371
World Acceptance Corp. (a)                           4,900           40
WSFS Financial Corp.                                 6,200          112
XL Capital, Ltd. Class A                            20,600        1,790
                                                                -------
                                                                115,193
                                                                -------

HEALTH CARE - 12.0%
Abgenix, Inc. (a)                                   35,500        1,058
Accredo Health, Inc. (a)                            31,000        1,058
AdvancePCS (a)                                      10,400          632
Affymetrix, Inc. (a)                                15,200          457
Albany Molecular Research, Inc. (a)                  3,900          108
Alkermes, Inc. (a)                                  45,800        1,175
Alpharma, Inc. Class A                              18,000          499
AmerisourceBergen Corp. (a)                         38,731        2,462
AmSurg Corp. (a)                                     9,100          222
Applera Corp. - Celera
 Genomics Group (a)                                 55,300        1,300
Apria Healthcare Group, Inc. (a)                     3,500           81
Barr Laboratories, Inc. (a)                         11,700          852
Bausch & Lomb, Inc.                                 41,900        1,364
Beckman Coulter, Inc.                                8,600          365
Bio-Rad Laboratories, Inc. Class A (a)               2,300          143

26 Special Growth Fund

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                    ------        -----
Bio-Technology General Corp. (a)                     6,000           43
Bruker Daltonics, Inc. New (a)                      15,300          352
Caremark Rx, Inc. (a)                               69,600          933
Celgene Corp. (a)                                   45,000        1,481
Cell Genesys, Inc. (a)                               6,300          113
Cerner Corp. (a)                                    44,300        2,381
Charles River Laboratories
 International, Inc. (a)                            72,400        2,433
Conmed Corp. (a)                                     7,200          121
Cooper Companies, Inc.                              15,400          739
Cor Therapeutics, Inc. (a)                           6,100          137
CorVel Corp. (a)                                     2,800           84
Covance, Inc. (a)                                   14,000          257
CV Therapeutics, Inc. (a)                            9,600          379
Cytyc Corp. (a)                                     17,367          455
Datascope Corp.                                      5,600          188
DaVita, Inc. (a)                                    47,800          870
DENTSPLY International, Inc.                        17,700          796
Diagnostic Products Corp.                           11,800          520
DIANON Systems, Inc. (a)                            10,900          502
DVI, Inc. (a)                                        8,100          128
Edwards Lifesciences Corp. (a)                      47,800        1,214
Endo Pharmaceuticals Holdings, Inc. (a)              5,700           56
Endocare, Inc. (a)                                  49,525        1,099
Enzo Biochem, Inc. (a)                              19,100          392
Enzon, Inc. (a)                                     15,400          952
Express Scripts, Inc. Class A (a)                   15,000          614
First Health Group Corp. (a)                        68,400        1,847
Genencor International, Inc. (a)                    12,000          150
Genome Therapeutics Corp. (a)                       31,874          224
Health Net, Inc. (a)                                66,400        1,457
HEALTHSOUTH Corp. (a)                              100,800        1,312
Henry Schein, Inc. (a)                              32,100        1,083
Humana, Inc. (a)                                   155,400        1,795
ICON plc - ADR (a)                                  18,000          497
ICOS Corp. (a)                                      16,100          930
IDEXX Laboratories, Inc. (a)                         4,200          106
InforMax, Inc. (a)                                  33,200           88
Inhale Therapeutic Systems, Inc. (a)                27,600          483
Integra LifeSciences Holdings (a)                   20,300          597
Invacare Corp.                                      16,100          539
Invitrogen Corp. (a)                                18,900        1,159
K-V Pharmaceutical Co. Class A (a)                  17,100          432
Laboratory Corp. of America Holdings (a)             5,800          500
Landauer, Inc.                                       2,100           64
Lexicon Genetics, Inc. (a)                          12,300          121
LifePoint Hospitals, Inc. (a)                       17,500          546
Lincare Holdings, Inc. (a)                          56,400        1,449
Manor Care, Inc. (a)                                27,300          638
Medarex, Inc. (a)                                   11,000          227
Medicis Pharmaceutical Corp.
 Class A. (a)                                       60,200        3,473
Mid Atlantic Medical Services, Inc. (a)             19,400          360
Myriad Genetics, Inc. (a)                            1,900           87
Neurogen Corp. (a)                                   2,800           54
Novoste Corp. (a)                                   15,900          184
Ocular Sciences, Inc. (a)                            7,400          171
Omnicare, Inc.                                      88,000        1,749
Orchid Biosciences, Inc. (a)                        12,300           49
OSI Pharmaceuticals, Inc. (a)                       13,800          630
Owens & Minor, Inc., Holding Co.                    20,800          366
Oxford Health Plans, Inc. (a)                       10,100          238
PacifiCare Health Systems, Inc. (a)                 10,600          176
Parexel International Corp. (a)                     22,600          337
Patterson Dental Co. (a)                             3,700          141
Pediatrix Medical Group (a)                         14,200          412
Perrigo Co. (a)                                      6,400           95
Pharmaceutical Product
 Development, Inc. (a)                              44,613        1,190
Pharmaceutical Resources, Inc. (a)                  12,600          432
Pharmacopeia, Inc. (a)                              17,000          269
Priority Healthcare Corp. Class B (a)               15,600          451
Progenics Pharmaceuticals, Inc. (a)                  3,900           63
Province Healthcare Co. (a)                         21,800          601
PSS World Medical, Inc. (a)                         33,100          299
Quest Diagnostics, Inc. (a)                          6,400          418
Quintiles Transnational Corp. (a)                   34,474          547
Renal Care Group, Inc. (a)                          71,000        2,229
ResMed, Inc. (a)                                     7,500          419
Respironics, Inc. (a)                               33,600        1,132
Rightchoice Managed Care, Inc. (a)                   2,600          174
SangStat Medical Corp. (a)                          77,000        1,743
Serologicals Corp. (a)                               5,400           95
SICOR, Inc. (a)                                     29,921          561
Sola International, Inc. (a)                        10,000          160
SpaceLabs, Inc. (a)                                 56,900          629
Stericycle, Inc. (a)                                21,200        1,018
Sunrise Assisted Living, Inc. (a)                   15,800          472
Sybron Dental Specialties, Inc. (a)                 13,366          274
Syncor International Corp. (a)                       8,000          232
Taro Pharmaceutical Industries, Ltd. (a)             9,700          408
Tenet Healthcare Corp. (a)                           8,100          466
Teva Pharmaceutical
 Industries, Ltd. - ADR                              3,700          229
Thoratec Laboratories Corp. (a)                     53,600        1,045
Triad Hospitals, Inc. (a)                           80,400        2,163
Trigon Healthcare, Inc. (a)                         31,900        1,958
Universal Health Services, Inc.
 Class B (a)                                         5,400          218
Varian Medical Systems, Inc. (a)                    14,100          946

Special Growth Fund 27

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                  --------       -------
Vertex Pharmaceuticals, Inc. (a)                    9,500           233
VISX, Inc. (a)                                     32,500           382
WebMD Corp. (a)                                   118,400           543
West Pharmaceutical Services, Inc.                  2,300            55
                                                                 ------
                                                                 75,835
                                                                 ------
INTEGRATED OILS - 0.5%
Great Plains Energy, Inc. (a)                      36,000           859
Holly Corp.                                         3,800            70
Tesoro Petroleum Corp. (a)                         75,500           998
Unocal Corp.                                       41,000         1,320
                                                                 ------
                                                                  3,247
                                                                 ------
MATERIALS AND PROCESSING - 6.2%
Airgas, Inc. (a)                                   31,200           420
AK Steel Holding Corp.                            119,400         1,087
Albemarle Corp.                                    13,200           263
AMCOL International Corp.                           5,000            28
Apogee Enterprises, Inc.                           11,900           166
Applied Films Corp. (a)                            44,588           917
AptarGroup, Inc.                                   37,800         1,138
Ashland, Inc.                                      29,900         1,204
Barnes Group, Inc.                                  6,500           131
Brady Corp. Class A                                 1,500            47
Cabot Corp.                                        14,200           476
Cabot Microelectronics Corp. (a)                    1,400            93
Calgon Carbon Corp.                               145,300         1,343
Cambrex Corp.                                      18,400           681
Carpenter Technology Corp.                          6,400           139
ChemFirst, Inc.                                     3,000            61
Chesapeake Corp.                                    5,400           153
Cleveland-Cliffs, Inc.                              6,100            99
Commercial Metals Co.                               3,700           112
CoorsTek, Inc. (a)                                 74,600         1,977
Crestline Capital Corp. (a)                         1,600            46
Crown Cork & Seal Co., Inc.                       110,500           201
Cytec Industries, Inc. (a)                         24,700           591
Dal-Tile International, Inc. (a)                   33,500           543
Dycom Industries, Inc. (a)                         21,300           255
EMCOR Group, Inc. (a)                              30,300         1,185
Energy Conversion Devices, Inc. (a)                 4,200            77
Engelhard Corp.                                    22,600           592
Finish Line (The), Inc. Class A (a)                 7,500            76
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)                                       45,400           504
Georgia Gulf Corp.                                  5,200            92
Greif Bros. Corp. Class A                          10,000           248
Hexcel Corp. (a)                                    3,000            10
Hughes Supply, Inc.                                33,500           791
IMC Global, Inc.                                   29,100           313
Integrated Electrical Services, Inc. (a)           13,100            48
International Specialty Products, Inc. (a)         10,300            83
Ivex Packaging Corp. (a)                           45,100           823
Lennox International, Inc.                          7,300            65
LNR Property Corp.                                 63,100         1,738
Longview Fibre Co.                                  4,400            48
Louisiana Pacific Corp.                           129,900           935
Lubrizol Corp.                                     48,300         1,359
Martin Marietta Materials, Inc.                     6,900           275
Mead Corp.                                         55,400         1,487
NL Industries, Inc.                                14,600           188
Nucor Corp.                                        26,800         1,107
OM Group                                            8,300           503
P.H. Glatfelter Co.                                11,700           176
Pactiv Corp. (a)                                   92,000         1,490
PolyOne Corp.                                      19,500           167
Potlatch Corp.                                     16,600           416
Precision Castparts Corp.                          49,900         1,135
RTI International Metals (a)                        4,600            45
Ryerson Tull, Inc.                                 42,800           492
Sealed Air Corp. (a)                               21,400           857
Security Capital Group, Inc. Class B (a)           58,200         1,088
Shaw Group, Inc. (The) (a)                          5,400           149
SIFCO Industries (a)                              145,400           785
Sigma Aldrich Corp.                                 4,400           165
Silgan Holdings, Inc. (a)                          10,800           218
Simpson Manufacturing Co., Inc. (a)                 2,600           134
Smurfit-Stone Container Corp. (a)                   7,000           104
SPS Technologies, Inc. (a)                         39,100         1,169
Temple-Inland, Inc.                                36,200         1,810
Texas Industries, Inc.                             34,000         1,023
Universal Forest Products, Inc.                    11,000           187
USEC, Inc.                                         16,600           109
USX-U.S. Steel Group                               83,100         1,196
Valmont Industries, Inc.                            3,400            53
Watsco, Inc.                                        6,200            81
Wausau-Mosinee Paper Corp.                         10,100           105
Westvaco Corp.                                      5,600           137
Wolverine Tube, Inc. (a)                            9,800           123
York International Corp.                           26,200           803
                                                                 ------
                                                                 38,935
                                                                 ------
MISCELLANEOUS - 0.8%
GenCorp, Inc.                                      56,600           674
Hillenbrand Industries, Inc.                        5,000           265
ITT Industries, Inc.                                9,400           452
Johnson Controls, Inc.                             18,600         1,345
Kaman Corp. Class A                                 4,700            64
SPX Corp. (a)                                       5,700           568
Teleflex, Inc.                                      8,000           320
Textron, Inc.                                      30,600           968
US Industries, Inc.                                85,500           175
                                                                 ------
                                                                  4,831
                                                                 ------

28 Special Growth Fund

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                  --------       -------
OTHER ENERGY - 4.7%
Arch Coal, Inc.                                    28,700           633
Berry Petroleum Co. Class A                         4,000            70
BJ Services Co. (a)                                42,900         1,098
CARBO Ceramics, Inc.                                3,000           109
CONSOL Energy, Inc.                                 9,400           259
Cooper Cameron Corp. (a)                           30,900         1,205
Devon Energy Corp.                                 24,800           950
EOG Resources, Inc.                                35,200         1,245
Equitable Resources, Inc.                           6,200           204
Evergreen Resources, Inc. (a)                       8,800           351
FuelCell Energy, Inc. (a)                          32,800           513
Global Marine, Inc. (a)                            65,000         1,047
GulfMark Offshore, Inc. (a)                         2,100            59
Hanover Compressor Co. (a)                         56,200         1,550
Input/Output, Inc. (a)                             11,900            96
Key Energy Group, Inc. (a)                        112,682           980
Key Production, Inc. (a)                            9,200           144
Lufkin Industries, Inc.                             1,700            46
Massey Energy Co.                                  36,300           744
Nabors Industries, Inc. (a)                        33,700         1,036
National-Oilwell, Inc. (a)                         12,100           224
NRG Energy, Inc. (a)                               17,000           300
Oceaneering International, Inc. (a)                 4,700            92
Parker Drilling Co. (a)                            75,400           245
Patina Oil & Gas Corp.                              3,600            97
Patterson-UTI Energy, Inc. (a)                     59,100         1,065
Penn Virginia Corp.                                 3,300           127
Pure Resources, Inc. (a)                            6,600           117
Rowan Cos., Inc. (a)                               67,300         1,137
Santa Fe International Corp.                       66,000         1,606
Seacor Holdings, Inc. (a)                           1,100            44
Seitel, Inc. (a)                                   11,100           151
Smith International, Inc. (a)                      24,700         1,168
Sunoco, Inc.                                       64,100         2,399
Talisman Energy, Inc.                              35,985         1,263
Unit Corp. (a)                                     19,300           211
Universal Compression Holdings, Inc.
 New (a)                                            5,000           140
Valero Energy Corp.                                62,500         2,350
Varco International, Inc. (a)                      26,600           399
Vintage Petroleum, Inc.                           127,151         2,224
XTO Energy, Inc.                                  126,925         2,285
                                                                 ------
                                                                 29,983
                                                                 ------
PRODUCER DURABLES - 8.1%
Advanced Energy Industries, Inc. (a)               44,124           886
AGCO Corp.                                         45,000           520
Allen Telecom, Inc. (a)                            66,100           496
Alliant Techsystems, Inc. (a)                      25,150         2,195
AMETEK, Inc.                                       27,200           734
Axcelis Technologies, Inc. (a)                     37,800           496
B.F. Goodrich Co.                                  10,200           218
Beazer Homes USA, Inc. (a)                         17,100           781
Briggs & Stratton Corp.                             2,200            83
Brooks Automation, Inc. (a)                        44,002         1,420
Centex Corp.                                        3,200           122
CIRCOR International, Inc.                          4,700            83
CNH Global N.V.                                    44,000           234
Cohu, Inc.                                         66,700         1,164
Crossmann Communities, Inc.                           300             8
Cymer, Inc. (a)                                    41,498           867
D.R. Horton, Inc.                                 133,423         2,982
Donaldson Co., Inc.                                16,200           511
Dover Corp.                                        31,100         1,025
Electro Scientific Industries, Inc. (a)            10,200           240
Encore Wire Corp. (a)                               5,300            61
Engineered Support Systems, Inc.                   17,000           846
Esterline Corp. (a)                                15,000           203
FEI Co. (a)                                        47,290         1,276
FSI International, Inc. (a)                         6,000            49
General Cable Corp.                                19,600           221
Genlyte Group, Inc. (The) (a)                       9,100           244
Hovnanian Enterprises, Inc. Class A (a)            16,600           194
Hubbell, Inc. Class B                              11,200           306
InterDigital Communications Corp. (a)              10,300            83
Itron, Inc. (a)                                    21,100           592
KB HOME                                            57,900         1,711
Kennametal, Inc.                                   15,000           528
Kulicke & Soffa Industries, Inc. (a)               66,700         1,012
Lam Research Corp. (a)                             47,000           891
Lennar Corp.                                       64,900         2,353
M.D.C. Holdings, Inc.                              45,710         1,219
Mettler-Toledo International, Inc. (a)             14,400           661
Millipore Corp.                                    14,300           748
MKS Instruments, Inc. (a)                          35,483           766
Moog, Inc. (a)                                      8,850           192
MTS Systems Corp.                                  10,000           117
NVR, Inc. (a)                                       2,300           364
Orbital Sciences Corp. Class A (a)                 96,600           171
Pemstar, Inc. New (a)                              91,805         1,148
Photon Dynamics, Inc. (a)                          45,626         1,209
Photronics, Inc. (a)                               43,800         1,087
Plantronics, Inc. (a)                              15,600           324
PRI Automation, Inc. (a)                           10,000           164
Pulte Corp.                                        33,000         1,073
RF Micro Devices, Inc. (a)                         36,851           753
Robbins & Myers, Inc.                              21,200           581
Roper Industries, Inc.                             24,500         1,039
Rudolph Technologies, Inc. (a)                     33,500           848
Ryland Group, Inc. (The)                           36,800         1,969
SBA Communications Corp. (a)                       22,600           185

                                                          Special Growth Fund 29

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                  --------       -------
Somera Communications, Inc. New (a)                15,000            75
Spectralink Corp. (a)                              76,455           862
Standard Pacific Corp.                             43,500           794
Starrett (L.S.) Co. Class A                        30,100           599
Steelcase, Inc. Class A                            17,600           230
Stewart & Stevenson Services, Inc.                  9,600           142
Symmetricom, Inc. (a)                              22,600           127
Teledyne Technologies, Inc. (a)                    66,800         1,013
Tellium, Inc. (a)                                  49,700           331
Teradyne, Inc. (a)                                 43,364         1,000
Therma-Wave, Inc. (a)                              99,287         1,208
Toll Brothers, Inc. (a)                            85,500         2,664
Ultratech Stepper, Inc. (a)                        13,500           182
Varian Semiconductor Equipment
 Associates, Inc. (a)                              29,100           874
Veeco Instruments, Inc. (a)                        35,228           897
Woodward Governor Co.                               1,700            80
                                                                 ------
                                                                 51,331
                                                                 ------
TECHNOLOGY - 13.4%
3Com Corp. (a)                                    227,900           944
Actuate Corp. (a)                                  68,100           283
Acxiom Corp. (a)                                   67,500           796
Adaptec, Inc. (a)                                  14,500           175
Advanced Digital Information (a)                   92,401         1,380
Aeroflex, Inc. (a)                                 74,350         1,091
Alliance Data Systems Corp. New (a)                49,000           784
Alpha Industries, Inc. (a)                         66,088         1,539
Anaren Microwave, Inc. (a)                         52,000           795
Anixter International, Inc. (a)                     7,100           176
Applied Innovation, Inc. (a)                       10,500            83
Arbitron, Inc. (a)                                 22,600           610
Arris Group, Inc. (a)                              59,200           349
Arrow Electronics, Inc. (a)                        70,300         1,719
Asiainfo Holdings Inc. Co (a)                       8,600           115
ASM International NV (a)                           33,200           528
Aspen Technology, Inc. (a)                         48,979           649
ATI Technologies, Inc. (a)                         32,200           267
Autodesk, Inc.                                     36,500         1,213
Avant! Corp. (a)                                   23,100           234
Avnet, Inc.                                       102,600         2,117
AVX Corp.                                          65,500         1,212
AXT, Inc. (a)                                      12,800           140
Bell Microproducts, Inc. (a)                       12,700           114
Borland Software Corp. (a)                         82,200           920
Boston Communications Group, Inc. (a)              14,700           136
Brocade Communications
 Systems, Inc. (a)                                 49,900         1,225
Business Objects SA - ADR (a)                       9,800           269
CACI International, Inc. Class A (a)               32,500         2,022
Caliper Technologies Corp. (a)                     22,700           274
Checkpoint Systems, Inc. (a)                        7,400            77
Cirrus Logic, Inc. (a)                             16,200           180
Coherent, Inc. (a)                                 30,200           800
Computer Network Technology Corp. (a)              55,200           806
Concurrent Computer Corp. (a)                     109,839         1,290
Cree, Inc. (a)                                     42,153           757
CSG Systems International, Inc. (a)                17,900           560
Digex, Inc. (a)                                    72,700           122
Documentum, Inc. (a)                               46,600           688
DRS Technologies, Inc. (a)                         21,700           876
E.piphany, Inc. (a)                                24,000           142
Electronics for Imaging, Inc. (a)                  10,400           205
Entegris, Inc. New (a)                             13,000           100
ESCO Technologies, Inc. (a)                         4,100           114
Exar Corp. (a)                                     41,500           935
Excel Technology, Inc. (a)                         41,400           643
Fairchild Semiconductor Corp.
 Class A (a)                                       35,800           761
Finisar Corp. (a)                                  68,625           537
General Dynamics Corp.                             21,500         1,754
Genesis Microchip, Inc. (a)                        51,200         2,366
Genuity, Inc. (a)                                 446,300           678
Gerber Scientific, Inc.                             9,400           103
Harmonic Lightwaves, Inc. (a)                      23,100           186
Harris Corp.                                       52,800         1,810
hi/fn, inc. (a)                                     4,425            64
HNC Software, Inc. (a)                             16,000           277
Hyperion Solutions Corp. (a)                       30,400           456
i2 Technologies, Inc. (a)                         202,800           925
II-VI, Inc. (a)                                    59,900           914
Imation Corp. (a)                                   5,600           117
InFocus Corp. (a)                                   6,000           116
Informatica Corp. (a)                              73,500           681
Ingram Micro, Inc. Class A (a)                     12,100           155
Inktomi Corp. (a)                                  31,200           133
Integrated Circuit Systems, Inc. New (a)           15,200           259
Inter-Tel, Inc.                                    38,000           577
Interactive Intelligence, Inc. (a)                  6,900            30
International Rectifier Corp. (a)                  10,500           369
Intersil Holding Corp. (a)                         21,300           698
InterVoice, Inc. (a)                                4,900            61
Iomega Corp. (a)                                    2,000            14
JDA Software Group, Inc. (a)                       30,400           477
Keithley Instruments, Inc.                          4,100            68
KEMET Corp. (a)                                    66,400         1,187
Keynote Systems, Inc. (a)                          30,300           231
L-3 Communications Holdings, Inc. (a)              19,100         1,659
Lantronix, Inc. New (a)                            17,900           115
LeCroy Corp. (a)                                    3,400            54
Liberate Technologies, Inc. (a)                    34,600           342
Loral Space & Communications, Ltd. (a)            192,200           248

30 Special Growth Fund

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                   --------      -------
LSI Logic Corp. (a)                                 64,300        1,090
Maxtor Corp. (a)                                   145,000          711
McAfee.com Corp. (a)                                15,900          350
McDATA Corp. (a)                                    12,400          194
Mentor Graphics Corp. (a)                           40,500          768
Mercury Computer Systems, Inc. (a)                   2,400          113
Mercury Interactive Corp. (a)                       12,600          300
Micro General Corp. (a)                              5,000           53
Microchip Technology, Inc. (a)                      28,053          876
Microsemi Corp. (a)                                 26,896          941
N2H2, Inc. (a)                                       2,500            1
National Instruments Corp. (a)                      25,800          743
Netegrity, Inc. (a)                                 24,300          285
NetIQ Corp. (a)                                     12,900          363
Network Associates, Inc. (a)                        42,900          824
Numerical Technologies, Inc. (a)                    24,200          597
Optimal Robotics Corp. (a)                          28,100          828
Park Electrochemical Corp.                           2,900           65
PerkinElmer, Inc.                                   19,800          533
Perot Systems Corp. Class A (a)                     56,900          964
Pioneer-Standard Electronics, Inc.                  23,200          206
Pixelworks, Inc. New (a)                            60,900          615
Planar Systems, Inc. (a)                            16,400          238
PLATO Learning, Inc. (a)                            41,067          583
PLX Technology, Inc. (a)                            11,200           87
Power Integrations, Inc. (a)                        62,200        1,431
Precise Software Solutions, Ltd. (a)                42,000          803
Progress Software Corp. (a)                         30,400          450
Quantum Corp. - DLT &
 Storage Systems (a)                               123,800        1,044
Register.com, Inc. (a)                              95,800          814
Retek, Inc. (a)                                      7,600          154
Riverstone Networks, Inc. New (a)                   66,000          840
SBS Technologies, Inc. (a)                           9,100          140
ScanSource, Inc. (a)                                16,500          709
Secure Computing Corp. (a)                          56,314          921
Semtech Corp. (a)                                   43,664        1,648
Silicon Graphics, Inc. (a)                          38,700           67
Silicon Laboratories, Inc. (a)                      12,800          312
SmartForce PLC - ADR (a)                            56,900          937
SonicWALL, Inc. (a)                                 26,058          370
Standard Microsystems Corp. (a)                     19,600          196
Stellent, Inc. (a)                                  29,602          607
Storage Technology Corp. (a)                        86,900        1,631
Sybase, Inc. (a)                                    16,400          223
Sykes Enterprises, Inc. (a)                         13,200          127
Synopsys, Inc. (a)                                  29,400        1,382
TriQuint Semiconductor, Inc. (a)                    42,929          759
Unisys Corp. (a)                                    71,000          634
UNOVA, Inc. (a)                                    110,400          351
UTStarcom, Inc. (a)                                152,440        3,579
ViaSat, Inc. (a)                                    28,000          415
Virata Corp. (a)                                    79,200          948
Vishay Intertechnology, Inc. (a)                    61,100        1,152
Xicor, Inc. (a)                                      6,800           66
Zoran Corp. (a)                                     29,599          748
                                                                 ------
                                                                 84,662
                                                                 ------
UTILITIES - 4.4%
AGL Resources, Inc.                                 29,200          603
AirGate PCS, Inc. (a)                               10,500          540
Alliant Energy Corp.                                23,000          676
American States Water Co.                            1,600           53
Avista Corp.                                        55,400          664
Black Hills Corp.                                   15,800          434
BroadWing, Inc. (a)                                 20,600          191
Cablevision Systems Corp. (Rainbow
 Media Group) (a)                                    3,800           81
Cascade Natural Gas Corp.                            3,500           71
Centennial Cellular Corp. Class A (a)                6,200           56
Central Vermont Public Service Corp.                 2,900           50
CH Energy Group, Inc.                               21,000          839
Cleco Corp.                                         11,200          225
Comcast Corp. Special Class A (a)                   44,700        1,602
Commonwealth Telephone
 Enterprises, Inc. (a)                               6,800          291
Connecticut Water Service, Inc.                      2,200           59
Dobson Communications Corp. (a)                     23,700          234
DQE, Inc.                                           17,300          324
El Paso Electric Co. (a)                            52,400          713
General Communication, Inc. Class A (a)             22,300          259
Hawaiian Electric Industries, Inc.                  25,100          934
Hickory Tech Corp.                                   3,500           53
Idacorp, Inc.                                       32,600        1,239
IDT Corp. (a)                                       10,500          116
Illuminet Holdings, Inc. (a)                        38,500        1,377
Madison Gas & Electric Co.                           3,500           85
MDU Resources Group, Inc.                           24,100          586
Mediacom Communications Corp.
 Class A (a)                                        51,900          696
Metro One Telecommunications, Inc. (a)               4,200          127
Middlesex Water Co.                                  1,400           47
New Jersey Resources Corp.                           6,100          275
Nextel Communications, Inc. Class A (a)             83,600          665
Nextel Partners, Inc. (a)                            9,700           52
NICOR, Inc.                                         26,000        1,011
North Pittsburgh Systems, Inc.                       6,700          100
Northwestern Corp.                                   9,000          173
NSTAR                                                3,000          123
ONEOK, Inc.                                         30,200          520
Peoples Energy Corp.                                28,500        1,091
PPL Corp.                                            7,200          246

                                                          Special Growth Fund 31

SPECIAL GROWTH FUND

                                                                October 31, 2001

                                                                MARKET
                                                   NUMBER        VALUE
                                                     OF          (000)
                                                   SHARES          $
                                                  --------      -------
Public Service Co. of New Mexico                    90,700        2,222
SCANA Corp.                                          6,400          165
Sierra Pacific Resources                            24,300          353
SJW Corp.                                              600           49
South Jersey Industries, Inc.                       23,000          760
Telephone & Data Systems, Inc.                       8,200          721
Time Warner Telecom, Inc. Class A (a)                9,100          100
UGI Corp.                                           25,600          740
UniSource Energy Corp.                              17,860          281
United States Cellular Corp. (a)                    25,000        1,116
US Unwired, Inc. New (a)                            82,600          998
UtiliCorp United, Inc.                              21,500          637
Western Resources, Inc.                             78,200        1,281
Wisconsin Energy Corp.                              27,300          606
WPS Resources Corp.                                 10,900          371
                                                  --------      -------
                                                                 27,881
                                                                -------
TOTAL COMMON STOCKS
(cost $573,175)                                                 589,455
                                                                -------
PREFERRED STOCKS - 0.2%
News Corp., Ltd. - ADR                              44,143        1,051
                                                                -------
TOTAL PREFERRED STOCKS
(cost $1,057)                                                     1,051
                                                                -------


                                                  PRINCIPAL     MARKET
                                                    AMOUNT       VALUE
                                                    (000)        (000)
                                                      $            $
                                                  --------      -------
SHORT-TERM INVESTMENTS - 6.1%
Frank Russell Investment Company
 Money Market Fund (b)                              32,425       32,425
United States Treasury Bills (c)(d)(f)
  2.070% due 12/20/01                                5,500        5,485
  2.200% due 12/20/01                                1,000          997
                                                                -------
TOTAL SHORT-TERM INVESTMENTS
(cost $38,907)                                                   38,907
                                                                -------
TOTAL INVESTMENTS - 99.6%
(identified cost $613,139)                                      629,413

OTHER ASSETS AND LIABILITIES,
 NET - 0.4%                                                       2,221
                                                                -------

NET ASSETS - 100.0%                                             631,634
                                                                =======


(a) Nonincome-producing security.
(b) At net asset value.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e) Real Estate Investment Trust (REIT).
(f) At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt

                                                  NOTIONAL        UNREALIZED
                                                   AMOUNT        APPRECIATION
                                                   (000)        (DEPRECIATION)
FUTURES CONTRACTS                                    $              (000)
                                                  --------      --------------
Nasdaq 100 Index
 expiration date 12/01                              5,887       $         (151)

Russell 2000(TM) Index
 expiration date 12/01                             20,575                  232

S&P Midcap 400 Index
 expiration date 12/01                              8,350                  159

S&P 500 Index
 expiration date 12/01                             10,077                   34
                                                                --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                            $          274
                                                                ==============

See accompanying notes which are an integral part of the financial statements

32 Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)


                                                                October 31, 2001

ASSETS
Investments at market (including securities on loan of $56,519), (identified cost $613,139) ................ $  629,413
Receivables:
  Dividends and interest ...................................................................................        434
  Investments sold .........................................................................................      3,650
  Fund shares sold .........................................................................................      4,336
  Daily variation margin on futures contracts ..............................................................        585
Investment of securities lending collateral in money market funds, at cost and market value ................     59,695
                                                                                                             ----------
    Total assets ...........................................................................................    698,113

LIABILITIES
Payables:
  Investments purchased ..........................................................................  $  5,150
  Fund shares redeemed ...........................................................................       767
  Accrued fees to affiliates .....................................................................       735
  Other accrued expenses .........................................................................       132
Payable upon return of securities loaned .........................................................    59,695
                                                                                                    --------
    Total liabilities ......................................................................................     66,479
                                                                                                             ----------
NET ASSETS ................................................................................................. $  631,634
                                                                                                             ==========
NET ASSETS CONSIST OF:
Undistributed net investment income ........................................................................ $       17
Accumulated net realized gain (loss) .......................................................................     (5,021)
Unrealized appreciation (depreciation) on:
  Investments ..............................................................................................     16,274
  Futures contracts ........................................................................................        274
Shares of beneficial interest ..............................................................................        162
Additional paid-in capital .................................................................................    619,928
                                                                                                             ----------
NET ASSETS ................................................................................................. $  631,634
                                                                                                             ==========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($11,661,998 divided by 311,635 shares of $.01 par value
   shares of beneficial interest outstanding) .............................................................  $    37.42
                                                 .                                                           ==========
  Class E ($11,050,795 divided by 288,741 shares of $.01 par value
   shares of beneficial interest outstanding) .............................................................. $    38.27
                                                                                                             ==========
  Class S ($608,921,609 divided by 15,610,087 shares of $.01 par value
   shares of beneficial interest outstanding) .............................................................. $    39.01
                                                                                                             ==========

  See accompanying notes which are an integral part of the financial statements.

                                                          Special Growth Fund 33

SPECIAL GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends ...........................................................    $   7,504
  Dividends from Money Market Fund ....................................        1,777
  Securities Lending Income ...........................................          388
  Interest ............................................................          210
                                                                           ---------
    Total investment income ...........................................        9,879

EXPENSES
  Advisory fees ........................................... $   6,378
  Administrative fees .....................................       399
  Custodian fees ..........................................       508
  Distribution fees - Class C .............................        84
  Transfer agent fees .....................................     1,527
  Professional fees .......................................        57
  Registration fees .......................................       108
  Shareholder servicing fees - Class C ....................        28
  Shareholder servicing fees - Class E ....................        26
  Trustees' fees ..........................................        16
  Miscellaneous ...........................................        84
                                                            ---------
  Expenses before reductions ..............................     9,215
  Expense reductions ......................................        (9)
                                                            ---------

    Expenses, net .....................................................        9,206
                                                                           ---------
Net investment income .................................................          673
                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ............................................       (614)
  Futures contracts ......................................    (13,885)       (14,499)
                                                            ---------
Net change in unrealized appreciation (depreciation) on:
  Investments ............................................   (101,708)
  Futures contracts ......................................      1,881        (99,827)
                                                            ---------      ---------

Net realized and unrealized gain (loss) ...............................     (114,326)
                                                                           ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .................    $(113,653)
                                                                           =========

See accompanying notes which are an integral part of the financial statements.

34 Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                       FISCAL YEAR ENDED    TEN MONTHS ENDED       YEAR ENDED
                                                                        OCTOBER 31, 2001    OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                       -----------------    ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ................................................  $      673          $      447         $      (680)
  Net realized gain (loss) .............................................     (14,499)             96,937              68,666
  Net change in unrealized appreciation (depreciation) .................     (99,827)            (27,929)             59,917
                                                                          ----------          ----------         -----------
    Net increase (decrease) in net assets from operations ..............    (113,653)             69,455             127,903
                                                                          ----------          ----------         -----------
DISTRIBUTIONS
  From net investment income
    Class E ............................................................          (6)                 --                  --
    Class S ............................................................        (899)               (267)                (78)
  From net realized gain
    Class C ............................................................      (1,327)               (189)               (357)
    Class E ............................................................      (1,202)               (165)               (323)
    Class S ............................................................     (87,135)            (19,077)            (42,975)
                                                                          ----------          ----------         -----------

    Net decrease in net assets from distributions ......................     (90,569)            (19,698)            (43,733)
                                                                          ----------          ----------         -----------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ........      55,981              21,506              22,442
                                                                          ----------          ----------         -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................    (148,241)             71,263             106,612

NET ASSETS
  Beginning of period ..................................................     779,875             708,612             602,000
                                                                          ----------          ----------         -----------
  End of period (including undistributed net investment income of
   $17 October at 31, 2001 and $180 at October 31, 2000) ...............  $  631,634          $  779,875         $   708,612
                                                                          ==========          ==========         ===========

  See accompanying notes which are an integral part of the financial statements.

                                                          Special Growth Fund 35

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                 2001*         2000**       1999***
                                                -------       -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $ 51.05       $ 48.22       $ 42.17
                                                -------       -------       -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a) ...........      (.38)         (.38)         (.45)
  Net realized and unrealized gain (loss)         (7.12)         4.56          9.72
                                                -------       -------       -------
    Total income from operations ............     (7.50)         4.18          9.27
                                                -------       -------       -------
DISTRIBUTIONS
 From net realized gain .....................     (6.13)        (1.35)        (3.22)
                                                -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..............   $ 37.42       $ 51.05       $ 48.22
                                                =======       =======       =======
TOTAL RETURN (%)(b) .........................    (15.93)         8.83         22.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...    11,662        10,762         5,990

  Ratios to average net assets (%)(c):
    Operating expenses, net .................      2.27          2.21          2.23
    Operating expenses, gross ...............      2.27          2.22          2.23
    Net investment income (loss) ............      (.89)         (.91)        (1.10)

  Portfolio turnover rate (%) ...............    126.83        136.00        111.98

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period January 27, 1999 (commencement of sale) to December 31,
     2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

36 Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              YEARS ENDED DECEMBER 31,
                                                                      ----------------------------------------
                                                 2001*      2000**     1999       1998       1997      1996***
                                                -------    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $ 51.74    $ 48.55    $ 42.91    $ 45.42    $ 40.75    $ 43.48
                                                -------    -------    -------    -------    -------    -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a) ...........      (.06)      (.07)      (.16)      (.17)      (.13)      (.02)
  Net realized and unrealized gain (loss)....     (7.25)      4.61       9.02        .09      11.05       1.63
                                                -------    -------    -------    -------    -------    -------
    Total income from operations ............     (7.31)      4.54       8.86       (.08)     10.92       1.61
                                                -------    -------    -------    -------    -------    -------
DISTRIBUTIONS
  From net investment income ................      (.03)        --         --         --         --         --
  From net realized gain ....................     (6.13)     (1.35)     (3.22)     (2.43)     (6.25)     (4.34)
                                                -------    -------    -------    -------    -------    -------
    Total distributions .....................     (6.16)     (1.35)     (3.22)     (2.43)     (6.25)     (4.34)
                                                -------    -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD ..............   $ 38.27    $ 51.74    $ 48.55    $ 42.91    $ 45.42    $ 40.75
                                                =======    =======    =======    =======    =======    =======
TOTAL RETURN (%)(b) .........................    (15.29)      9.53      21.19        .04      27.90       4.04

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...    11,051      9,678      5,411      6,139      3,153        910

  Ratios to average net assets (%)(c):
    Operating expenses, net .................      1.52       1.46       1.49       1.58       1.83       1.89
    Operating expenses, gross ...............      1.52       1.47       1.49       1.58       1.83       1.89
    Net investment income (loss) ............      (.14)      (.16)      (.36)      (.39)      (.51)      (.38)

  Portfolio turnover rate (%) ...............    126.83     136.00     111.98     129.19      97.19     118.13

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          Special Growth Fund 37

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                          YEARS ENDED DECEMBER 31,
                                                                                 -----------------------------------------
                                                             2001*     2000**      1999       1998       1997       1996
                                                           --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ...................   $  52.52   $  49.18   $  43.34   $  45.72   $  40.79   $  39.17
                                                           --------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a) ......................        .05        .04       (.05)       .01        .08        .12
  Net realized and unrealized gain (loss) ..............      (7.37)      4.67       9.12        .08      11.18       6.87
                                                           --------   --------   --------   --------   --------   --------
     Total income from operations ......................      (7.32)      4.71       9.07        .09      11.26       6.99
                                                           --------   --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income ...........................       (.06)      (.02)      (.01)      (.04)      (.08)      (.12)
  From net realized gain ...............................      (6.13)     (1.35)     (3.22)     (2.43)     (6.25)     (5.25)
                                                           --------   --------   --------   --------   --------   --------
     Total distributions ...............................      (6.19)     (1.37)     (3.23)     (2.47)     (6.33)     (5.37)
                                                           --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD .........................   $  39.01   $  52.52   $  49.18   $  43.34   $  45.72   $  40.79
                                                           ========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(b) ....................................     (15.05)      9.76      21.45        .42      28.77      18.65

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .............    608,921    759,435    697,211    595,862    572,635    393,048

   Ratios to average net assets (%)(c):
     Operating expenses, net ...........................       1.27       1.21       1.24       1.15       1.15       1.19
     Operating expenses, gross .........................       1.27       1.22       1.24       1.15       1.15       1.19
     Net investment income (loss) ......................        .11        .08       (.10)       .03        .18        .28

   Portfolio turnover rate (%) .........................     126.83     136.00     111.98     129.19      97.19     118.13

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

38 Special Growth Fund

EQUITY INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To achieve a high level of current income while maintaining the potential for capital appreciation.

INVESTS IN: Primarily income-producing US equity securities.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of three managers with three separate approaches to value-oriented investment.

                         GROWTH OF A $10,000 INVESTMENT

Dates            Equity Income - Class S      Russell 1000(R) Value**
-----            -----------------------      -----------------------
Inception*              $10,000                       $10,000
1992                    $10,962                       $11,067
1993                    $13,057                       $13,851
1994                    $13,613                       $13,957
1995                    $16,667                       $17,402
1996                    $20,315                       $21,533
1997                    $27,231                       $28,678
1998                    $30,438                       $32,930
1999                    $32,885                       $38,372
2000                    $32,906                       $40,489
2001                    $28,310                       $35,686

                        YEARLY PERIODS ENDED OCTOBER 31


EQUITY INCOME FUND - CLASS S

  PERIODS ENDED         GROWTH OF         TOTAL
   10/31/01              $10,000          RETURN
---------------        ----------     -------------
1 Year                 $    8,603       (13.97)%
5 Years                $   13,935         6.86%(S)
10 Years               $   28,310        10.96%(S)


EQUITY INCOME FUND - CLASS E++

  PERIODS ENDED        GROWTH OF         TOTAL
    10/31/01            $10,000          RETURN
---------------        ----------     -------------
1 Year                 $    8,578       (14.22)%
5 Years                $   13,656         6.43%(S)
10 Years               $   27,742        10.73%(S)


EQUITY INCOME FUND - CLASS C++++

PERIODS ENDED           GROWTH OF          TOTAL
   10/31/01              $10,000           RETURN
---------------        ------------   -------------
1 Year                 $     8,516      (14.84)%
5 Years                $    13,385        6.00%(S)
10 Years               $    27,191       10.51%(S)


RUSSELL 1000(R) VALUE INDEX

  PERIODS ENDED        GROWTH OF         TOTAL
    10/31/01            $10,000          RETURN
---------------        ------------   -------------
1 Year                 $  8,814         (11.86)%
5 Years                $ 16,573          10.63%(S)
10 Years               $ 35,686          13.57%(S)

40 Equity Income Fund

EQUITY INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Equity Income Fund Class S, Class E and Class C shares lost 13.97%, 14.22% and 14.84%, respectively, as compared to the Russell 1000(R) Value Index, which declined 11.86%.

The Fund's performance was lower than that of its benchmark index in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

These events caused value issues to outperform their growth counterparts. Yet due to the high level of cross-sectional volatility among the value economic sectors, active managers had difficulty outperforming the benchmarks.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security during the fiscal period impacted the Fund's performance. This environment, characterized by a flight to perceived quality and defensive issues, favored value investing.

In February 2001, Iridian Asset Management replaced Equinox Capital Management. Iridian has a higher confidence rating and will seek to add greater diversification to the Fund.

Demonstrating the benefits of a multi-manager approach, Westpeak contributed the best returns relative to the other managers and to the benchmark in the fourth calendar quarter of 2000, while Barclays took the lead for the next two quarters. In the third calendar quarter of 2001, as investors reacted fearfully to the terrorist attacks, Iridian led against the other managers and outperformed the Russell 1000(R) Value Index.

During the fiscal year, the managers reassessed the factors they used in determining stock selection. Barclays, for example, adjusted its risk forecasts at the stock level and scrutinized all recent earnings estimate revisions to highlight earnings sustainability. Westpeak further decreased the importance of earnings relative to price in its model. Iridian ended the period favoring insurance holdings and underweighting utilities. The Fund, in aggregate, favored companies with slightly discounted price-to-earnings ratios and above average expected earnings growth. The capitalization bias indicated a 2% underweight to the largest capitalization tier of value stocks.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                      October 31, 2001

Citigroup, Inc.                                                  3.8%
Exxon Mobil Corp.                                                3.4
Bank of America Corp.                                            2.7
Verizon Communications, Inc.                                     2.3
Procter & Gamble Co.                                             1.9
SBC Communications, Inc.                                         1.6
Federal National Mortgage Association                            1.6
ChevronTexaco Corp.                                              1.5
American International Group, Inc.                               1.4
AT&T Corp.                                                       1.4

PORTFOLIO CHARACTERISTICS
                                                         October 31, 2001

Current P/E Ratio                                              17.5x
Portfolio Price/Book Ratio                                     2.43x
Market Capitalization - $-Weighted Average                 58.63 Bil
Number of Holdings                                               433


MONEY MANAGERS                                                 STYLE

Barclays Global Fund Advisors                                  Value
Iridian Asset Management, LLC                                  Value
Westpeak Global Advisors, LP                                   Value

*    Equity Income Fund Class S assumes initial investment on November 1, 1991.

** Russell 1000(R) Value Index includes stocks from the Russell 1000(R) Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000(R) Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Equity Income Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Equity Income Fund Class S and Class E performance has been linked with
     Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.



                                                           Equity Income Fund 41

EQUITY INCOME FUND

STATEMENT OF NET ASSETS

                                                           October 31, 2001

                                                                MARKET
                                                 NUMBER         VALUE
                                                   OF           (000)
                                                 SHARES           $
                                                 ------         ------
COMMON STOCKS - 95.7%
AUTO AND TRANSPORTATION - 1.8%
Airborne, Inc.                                    1,120             11
AMR Corp. (a)                                     1,370             25
ArvinMeritor, Inc.                                  895             13
Burlington Northern Santa Fe Corp.                7,560            203
Continental Airlines, Inc. Class B (a)              260              5
Delta Air Lines, Inc.                             1,510             35
Expeditors International of
 Washington, Inc.                                   630             28
FedEx Corp. (a)                                   2,410             99
Ford Motor Co.                                   22,826            366
General Motors Corp.                             12,278            507
Hunt (JB) Transportation Services, Inc. (a)         100              1
Norfolk Southern Corp.                           25,300            424
Southwest Airlines Co.                            4,935             78
Tidewater, Inc.                                      50              2
TRW, Inc.                                           380             13
Union Pacific Corp.                               2,050            107
                                                                 -----
                                                                 1,917
                                                                 -----

CONSUMER DISCRETIONARY - 7.0%
Amazon.com, Inc. (a)                              2,400             17
AOL Time Warner, Inc. (a)                         5,620            175
Apollo Group, Inc. Class A (a)                      550             22
AutoNation, Inc. (a)                              4,800             49
AutoZone, Inc. (a)                                3,320            194
Banta Corp.                                         850             25
Best Buy Co. (a)                                  1,130             62
Brinker International, Inc. (a)                   4,955            126
Carnival Corp.                                    1,860             41
Cendant Corp. (a)                                34,700            450
Charter Communications Holdings, Inc.
 Class A (a)                                      3,800             54
Circuit City Stores - Circuit City Group          6,140             84
Clear Channel Communications, Inc. (a)            1,516             58
Costco Wholesale Corp. (a)                       13,500            511
Darden Restaurants, Inc.                         18,640            597
Disney (Walt) Co.                                20,650            384
Donnelley (R.R.) & Sons Co.                       5,130            131
EarthLink, Inc. (a)                              10,078            148
Eastman Kodak Co.                                 1,740             44
Federated Department Stores, Inc. (a)             8,230            263
Gannett Co., Inc.                                 2,360            149
GTECH Holdings Corp. (a)                          2,150             86
Harrah's Entertainment, Inc. (a)                  1,150             34
Insight Communications Co., Inc.
 Class A (a)                                        240              5
JC Penney & Co., Inc.                             3,260             71
Jones Apparel Group, Inc. (a)                       140              4
Kimberly-Clark Corp.                             15,770            875
Liberty Media Corp. (a)                          61,060            714
Limited, Inc. (The)                               2,810             31
Mattel, Inc. (a)                                 23,590            447
May Department Stores Co.                         5,720            180
McDonald's Corp.                                  3,690             96
MGM Grand, Inc. (a)                                 520             12
Monsanto Co. New                                  1,830             57
New York Times Co. Class A                          360             15
Newell Rubbermaid, Inc.                           4,120            114
Park Place Entertainment Corp. (a)                4,070             29
Payless ShoeSource, Inc. (a)                        760             40
Republic Services, Inc. (a)                       1,490             24
Saks, Inc. (a)                                    1,970             13
Sears Roebuck & Co.                                  70              3
Starwood Hotels & Resorts
 Worldwide, Inc. Class B                          1,800             40
Target Corp.                                        960             30
Ticketmaster Class B (a)                            280              4
Tribune Co.                                         980             30
USA Networks, Inc. (a)                            2,470             46
V.F. Corp.                                        1,650             55
Venator Group, Inc. (a)                           1,190             17
Viacom, Inc. Class A (a)                             30              1
Viacom, Inc. Class B (a)                          4,504            164
Wallace Computer Services, Inc.                   1,630             25
Waste Management, Inc.                           20,350            499
Wendy's International, Inc.                       7,250            191
West Corp. (a)                                      190              4
Westwood One, Inc. (a)                              770             18
Whirlpool Corp.                                   2,300            136
                                                                 -----
                                                                 7,694
                                                                 -----

CONSUMER STAPLES - 6.9%
Albertson's, Inc.                                 7,300            233
Anheuser-Busch Cos., Inc.                        15,750            656
Campbell Soup Co.                                 3,340             94
Clorox Co. (The)                                 17,000            607
Coca-Cola Co. (The)                                 220             11
Colgate-Palmolive Co.                             4,740            273
Coors (Adolph) Co. Class B                           70              3
Dole Food Co., Inc.                                 200              4
Hormel Foods Corp.                                5,010            120
Interstate Bakeries Corp.                         1,940             46
Kellogg Co.                                         960             29
Kroger Co. (a)                                   12,900            316
Pepsi Bottling Group, Inc. (The)                  1,400             65
PepsiCo, Inc.                                    26,209          1,277
Philip Morris Cos., Inc.                         15,100            707
Procter & Gamble Co.                             28,330          2,090
Ralston-Purina Group                              1,060             35
Sara Lee Corp.                                    3,030             68

42 Equity Income Fund

EQUITY INCOME FUND

                                                            October 31, 2001

                                                                MARKET
                                                 NUMBER         VALUE
                                                   OF           (000)
                                                 SHARES           $
                                                 ------         ------

SuperValu, Inc.                                   10,430           223
SYSCO Corp.                                       12,250           295
Tyson Foods, Inc. Class A                         21,100           207
UST, Inc.                                          4,461           150
Winn-Dixie Stores, Inc.                            3,400            38
                                                                 -----
                                                                 7,547
                                                                 -----

FINANCIAL SERVICES - 31.1%
AFLAC, Inc.                                        2,220            54
Allied Capital Corp.                                 540            12
Allmerica Financial Corp. (a)                        120             5
Allstate Corp.                                     6,150           193
AMBAC Financial Group, Inc.                          900            43
American Express Co.                               6,440           190
American Financial Group, Inc.                       970            21
American International Group, Inc.                20,237         1,591
AmeriCredit Corp. (a)                                460             7
AmSouth Bancorp                                    4,850            84
AON Corp.                                         23,600           898
Apartment Investment & Management Co.
 Class A (b)                                       2,530           106
Associated Banc-Corp.                                360            12
BancWest Corp.                                       190             7
Bank of America Corp.                             51,110         3,015
Bank One Corp.                                     8,170           271
BB&T Corp.                                         4,260           137
Block (H&R), Inc.                                    630            21
Capital One Financial Corp.                          380            16
Charter One Financial, Inc.                       25,095           684
Chubb Corp. (The)                                 12,040           822
CIGNA Corp.                                       13,520           986
Cincinnati Financial Corp.                         1,270            47
Citigroup, Inc.                                   91,353         4,158
CNA Financial Corp. (a)                              950            24
Colonial BancGroup, Inc.                             770            10
Comerica, Inc.                                     2,290           106
Commerce Bancshares, Inc.                            200             7
Compass Bancshares, Inc.                             860            22
Countrywide Credit Industries, Inc.                4,830           193
Crescent Real Estate Equities, Co. (b)               930            16
Deluxe Corp.                                       6,230           218
Dime Bancorp, Inc.                                   290            10
DST Systems, Inc. (a)                                980            40
Duke-Weeks Realty Corp. (b)                        4,690           108
Edwards (A.G.), Inc.                               1,150            45
Equity Office Properties Trust (b)                 4,519           129
Equity Residential Properties Trust (b)              580            15
Federal Home Loan Mortgage Corp.                  16,100         1,092
Federal National Mortgage Association             21,250         1,720
Federated Investors, Inc. Class B                  1,240            32
FelCor Lodging Trust, Inc. (b)                     1,560            22
Fidelity National Financial, Inc.                  5,860           135
Fifth Third Bancorp                                4,927           278
First Data Corp.                                     360            24
First Tennessee National Corp.                     7,580           262
FirstMerit Corp.                                     170             4
Fiserv, Inc. (a)                                   1,420            53
FleetBoston Financial Corp.                        8,780           289
Franklin Resources, Inc.                          13,250           425
Fulton Financial Corp.                               836            18
Golden State Bancorp, Inc.                         1,360            34
Golden West Financial Corp.                        1,260            61
Goldman Sachs Group, Inc.                          1,410           110
Greenpoint Financial Corp.                         1,380            44
Hartford Financial Services
 Group, Inc. (The)                                19,910         1,075
Hibernia Corp. Class A                             2,140            33
Household International, Inc.                     14,860           777
Huntington Bancshares, Inc.                        1,090            17
Investment Technology Group (a)                       80             5
J.P. Morgan Chase & Co.                           18,075           639
Jefferson-Pilot Corp.                              2,480           103
John Hancock Financial Services, Inc.                820            28
KeyCorp                                            6,630           141
Lehman Brothers Holdings, Inc.                     4,330           270
Lincoln National Corp.                            21,180           897
Loews Corp.                                        2,990           152
M&T Bank Corp.                                     8,200           537
Marsh & McLennan Cos., Inc.                        8,450           818
Marshall & Ilsley Corp.                              220            13
MBIA, Inc.                                           400            18
MBNA Corp.                                         2,370            65
Mellon Financial Corp.                            22,000           739
Merrill Lynch & Co., Inc.                          6,040           264
MetLife, Inc.                                      1,380            37
MGIC Investment Corp.                              1,060            55
Morgan Stanley Dean Witter & Co.                  20,560         1,006
National City Corp.                                6,940           183
National Commerce Financial Corp.                    980            22
New Dun & Bradstreet Corp. (The) (a)                 320            10
North Fork Bancorp, Inc.                           8,600           240
Old National Bancorp                                 170             4
Old Republic International Corp.                  12,870           327
PMI Group, Inc. (The)                                500            28
PNC Bank Corp.                                    14,300           785
Popular, Inc.                                      3,280            96
Progressive Corp.                                    100            14
Protective Life Corp.                             10,360           285
Public Storage, Inc. (b)                           9,000           296
Radian Group, Inc.                                   430            15
Regions Financial Corp.                            1,900            51
Reinsurance Group Of America                         190             6

                                                           Equity Income Fund 43

EQUITY INCOME FUND

                                                                October 31, 2001


                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                  -------        ------
SEI Investments Co.                                   310            10
Simon Property Group, Inc. (b)                      4,090           112
SouthTrust Corp.                                   10,400           236
St. Paul Cos., Inc.                                11,300           519
Stilwell Financial, Inc.                            1,620            33
SunTrust Banks, Inc.                                1,740           104
Synovus Financial Corp.                             4,000            92
T. Rowe Price Group, Inc.                           2,690            75
TCF Financial Corp.                                15,060           633
TD Waterhouse Group, Inc. (a)                       1,430            14
Torchmark Corp.                                       790            29
U.S. Bancorp                                       18,159           323
Union Planters Corp.                                1,200            49
UnionBanCal Corp.                                   2,250            75
UnumProvident Corp.                                 2,600            58
USA Education, Inc.                                 9,500           775
Wachovia Corp. (a)                                 18,410           527
Washington Federal, Inc.                              540            12
Washington Mutual, Inc.                            24,730           747
Wells Fargo & Co.                                  12,251           484
Zions Bancorp                                       2,500           120
                                                                -------
                                                                 34,004
                                                                -------
HEALTH CARE - 8.3%
Abbott Laboratories                                 1,060            56
Apria Healthcare Group, Inc. (a)                    2,380            55
Bard (C.R.), Inc.                                     190            10
Baxter International, Inc.                          2,600           126
Becton, Dickinson & Co.                             1,790            64
Biogen, Inc. (a)                                   15,200           836
Boston Scientific Corp. (a)                        48,205         1,096
Bristol-Myers Squibb Co.                            4,050           216
DaVita, Inc. (a)                                    2,550            46
DENTSPLY International, Inc.                          280            13
First Health Group Corp. (a)                        2,940            79
HCA-The Healthcare Co.                             18,400           730
Health Net, Inc. (a)                                2,730            60
HEALTHSOUTH Corp. (a)                              16,650           217
ICOS Corp. (a)                                        600            35
IMS Health, Inc.                                    4,570            98
Johnson & Johnson                                  18,744         1,085
King Pharmaceuticals, Inc. (a)                      2,480            97
Lilly (Eli) & Co.                                   1,950           149
Merck & Co., Inc.                                  19,190         1,223
Mylan Laboratories, Inc.                            1,400            52
Oxford Health Plans, Inc. (a)                       5,430           128
Perrigo Co. (a)                                       960            14
Pfizer, Inc.                                        5,120           215
Pharmaceutical Product
 Development, Inc. (a)                                820            22
Pharmacia Corp.                                     1,967            80
Quintiles Transnational Corp. (a)                  25,500           404
Schering-Plough Corp.                              17,800           662
Steris Corp. (a)                                    2,480            56
Tenet Healthcare Corp. (a)                         12,800           736
UnitedHealth Group, Inc.                            5,640           371
Varian Medical Systems, Inc. (a)                      180            12
VISX, Inc. (a)                                      1,410            17
WebMD Corp. (a)                                     1,830             8
Wellpoint Health Networks, Inc. (a)                   140            16
                                                                -------
                                                                  9,084
                                                                -------

INTEGRATED OILS - 7.9%
Amerada Hess Corp.                                   5,690          334
ChevronTexaco Corp. (a)                             19,153        1,696
Conoco, Inc. (a)                                     6,460          166
Exxon Mobil Corp.                                   93,760        3,699
Kerr-McGee Corp.                                     3,390          195
Occidental Petroleum Corp.                          40,300        1,020
Phillips Petroleum Co.                              23,494        1,278
USX-Marathon Group                                   9,740          269
                                                                -------
                                                                  8,657
                                                                -------
MATERIALS AND PROCESSING - 4.4%
Air Products & Chemicals, Inc.                       2,370           95
Airgas, Inc. (a)                                     2,070           28
Albemarle Corp.                                      1,540           31
Alcoa, Inc.                                          8,630          278
American Standard Cos., Inc. (a)                     1,330           77
Archer-Daniels-Midland Co.                           4,598           64
Ashland, Inc.                                        8,500          342
Barrick Gold Corp.                                     290            5
Bemis Co., Inc.                                        340           15
Boise Cascade Corp.                                  1,510           43
Catellus Development Corp. (a)                       6,310          109
Crown Cork & Seal Co., Inc.                          2,730            5
Dow Chemical Co.                                    13,879          461
Dycom Industries, Inc. (a)                             300            4
E.I. du Pont de Nemours & Co.                        4,600          184
Eastman Chemical Co.                                 2,270           78
Energizer Holdings, Inc. (a)                         1,893           31
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)                                           920           10
Fuller (H.B.) Co.                                      100            5
Harsco Corp.                                           750           24
International Paper Co.                              3,500          125
Lafarge Corp.                                        1,070           38
Longview Fibre Co.                                     580            6
Lubrizol Corp.                                       9,130          257
Masco Corp.                                            180            4
Nucor Corp.                                          1,470           61
Owens-Illinois, Inc. (a)                               840            5

44 Equity Income Fund

EQUITY INCOME FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                  ------        -------
Packaging Corp. of America (a)                     1,320             23
Placer Dome, Inc.                                    600              7
PPG Industries, Inc.                                 540             26
Praxair, Inc.                                      2,710            128
Rayonier, Inc.                                       620             27
Shaw Group, Inc. (The) (a)                         1,900             52
Sherwin-Williams Co.                               8,440            206
Smurfit-Stone Container Corp. (a)                 11,200            166
Sonoco Products Co.                                2,090             49
Tyco International, Ltd.                          19,687            966
Vulcan Materials Co.                               1,260             52
Westvaco Corp.                                     1,940             48
Weyerhaeuser Co.                                  12,380            618
Willamette Industries, Inc.                        1,600             75
Worthington Industries, Inc.                         830             11
                                                               --------
                                                                  4,839
                                                               --------

MISCELLANEOUS - 1.8%
Brunswick Corp.                                    1,070             19
Crane Co.                                          1,340             27
Eaton Corp.                                          540             35
General Electric Co.                               3,910            142
Georgia-Pacific Group                             22,830            634
Honeywell International, Inc.                     18,530            548
ITT Industries, Inc.                               1,900             91
Johnson Controls, Inc.                             1,720            124
Lancaster Colony Corp.                               290              9
Minnesota Mining & Manufacturing Co.               3,230            337
                                                               --------
                                                                  1,966
                                                               --------

OTHER ENERGY - 3.2%
Apache Corp.                                       2,200            114
BJ Services Co. (a)                                  750             19
Dynegy, Inc. Class A                              15,800            567
El Paso Corp.                                     16,200            795
Enron Corp.                                       11,100            154
Forest Oil Corp. (a)                                 370             10
Helmerich & Payne, Inc.                              320             10
Louis Dreyfus Natural Gas Corp. (a)                  180              7
Massey Energy Co.                                    310              6
Mitchell Energy & Development Corp.
 Class A                                             490             26
Patterson-UTI Energy, Inc. (a)                     1,190             21
Schlumberger, Ltd.                                 9,600            465
Sunoco, Inc.                                         250              9
Ultramar Diamond Shamrock Corp.                    1,770             89
Weatherford International, Inc. (a)                9,100            311
Williams Cos. (The)                               32,110            927
                                                               --------
                                                                  3,530
                                                               --------

PRODUCER DURABLES - 3.6%
Agilent Technologies, Inc. (a)                     4,620            103
Andrew Corp. (a)                                   2,370             43
B.F. Goodrich Co.                                    790             17
Boeing Co. (The)                                  20,220            659
Caterpillar, Inc.                                  4,030            180
Cooper Industries, Inc.                              720             28
Deere & Co.                                        7,200            266
Diebold, Inc.                                        680             25
Dover Corp.                                        2,230             73
Emerson Electric Co.                               1,670             82
FEI Co. (a)                                          200              5
Grainger (W.W.), Inc.                              2,730            118
Kennametal, Inc.                                   1,550             55
Lennar Corp.                                         130              5
Lockheed Martin Corp.                              9,750            476
Northrop Grumman Corp.                               480             48
Pall Corp.                                           500             10
Pentair, Inc.                                      1,490             47
Pitney Bowes, Inc.                                27,070            992
Rockwell Collins                                   2,840             38
Stewart & Stevenson Services, Inc.                   160              2
Tecumseh Products Co. Class A                        110              5
Tektronix, Inc. (a)                                  230              5
United Technologies Corp.                         11,200            604
Xerox Corp.                                        6,020             42
                                                               --------
                                                                  3,928
                                                               --------

TECHNOLOGY - 6.8%
3Com Corp. (a)                                     1,250              5
Analog Devices, Inc. (a)                           2,080             79
Apple Computer, Inc. (a)                              30              1
Atmel Corp. (a)                                    2,050             16
Avaya, Inc. (a)                                      610              5
Avnet, Inc.                                          570             12
AVX Corp.                                          1,560             29
BMC Software, Inc. (a)                               490              7
CommScope, Inc. (a)                                  200              4
COMPAQ Computer Corp.                             13,640            119
Computer Associates International, Inc.           32,990          1,020
Computer Sciences Corp. (a)                          900             32
Compuware Corp. (a)                               10,580            109
Corning, Inc.                                      4,040             33
Dell Computer Corp. (a)                            2,380             57
Electronic Data Systems Corp.                     23,300          1,500
Electronics for Imaging, Inc. (a)                    360              7
General Dynamics Corp.                             9,990            815
General Motors Corp. Class H (a)                   1,180             16
Hewlett-Packard Co.                                4,800             81
Imation Corp. (a)                                    330              7
Ingram Micro, Inc. Class A (a)                     1,450             19

                                                           Equity Income Fund 45

EQUITY INCOME FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                    ------       ------
Intel Corp.                                            410           10
International Business Machines Corp.                9,260        1,001
JDS Uniphase Corp. (a)                               2,590           21
Keane, Inc. (a)                                      1,120           16
KEMET Corp. (a)                                      3,150           56
Linear Technology Corp.                              1,130           44
LSI Logic Corp. (a)                                  8,600          146
Lucent Technologies, Inc.                           15,940          107
Maxim Integrated Products, Inc. (a)                  2,387          109
Motorola, Inc.                                       8,150          133
Oracle Corp. (a)                                    13,780          187
PanAmSat Corp. (a)                                     290            6
PeopleSoft, Inc. (a)                                 3,500          104
Raytheon Co.                                         1,040           34
Rockwell International Corp.                         7,190           99
Storage Technology Corp. (a)                        27,470          516
Sybase, Inc. (a)                                     1,170           16
Unisys Corp. (a)                                     2,490           22
UTStarcom, Inc. (a)                                 37,700          885
                                                                -------
                                                                  7,485
                                                                -------

UTILITIES - 12.9%
Alamosa Holdings, Inc. (a)                          15,600          220
Allegheny Energy, Inc.                               1,480           54
Alltel Corp.                                         9,360          535
American Electric Power Co., Inc.                   10,840          454
AT&T Corp.                                         104,047        1,587
BellSouth Corp.                                     14,940          553
BroadWing, Inc. (a)                                 48,200          446
Cablevision Systems Corp.
 (Rainbow Media Group) (a)                             220            5
Centennial Cellular Corp. Class A (a)                  380            3
CenturyTel, Inc.                                       480           15
Comcast Corp. Special Class A (a)                   28,260        1,013
Consolidated Edison, Inc.                              730           29
Constellation Energy Group                           1,060           24
Cox Communications, Inc. Class A (a)                 1,240           47
Dominion Resources, Inc.                             2,210          135
DTE Energy Co.                                       1,317           55
Duke Energy Corp.                                   15,050          578
Edison International (a)                             2,360           34
Entergy Corp.                                        2,050           80
Exelon Corp.                                         2,387          100
FirstEnergy Corp.                                    7,940          274
FPL Group, Inc.                                      2,240          119
KeySpan Corp.                                        2,120           70
Level 3 Communications, Inc. (a)                     2,280            8
MDU Resources Group, Inc.                              150            4
Mirant Corp. New (a)                                 1,964           51
NSTAR                                                  410           17
PG&E Corp.                                           2,860           52
Pinnacle West Capital Corp.                          3,770          159
Potomac Electric Power Co.                           2,790           60
PPL Corp.                                            3,730          127
Progress Energy, Inc.                                  260           11
Public Service Co. of New Mexico                       930           23
Public Service Enterprise Group, Inc.                4,080          161
Questar Corp.                                          660           15
Qwest Communications International, Inc.            37,117          481
Reliant Energy, Inc.                                 3,210           90
SBC Communications, Inc.                            47,360        1,803
Sempra Energy                                        5,920          139
Sprint Corp. (Fon Group)                            16,630          333
TeleCorp PCS, Inc. Class A (a)                      25,260          339
Telephone & Data Systems, Inc.                         620           54
TXU Corp.                                            7,870          361
Verizon Communications, Inc.                        49,576        2,467
Vodafone Group PLC - ADR                            20,800          481
Western Resources, Inc.                                770           13
WorldCom, Inc. - WorldCom Group (a)                 26,630          358
Xcel Energy, Inc.                                    1,455           41
                                                                -------
                                                                 14,078
                                                                -------

TOTAL COMMON STOCKS
(cost $103,846)                                                 104,729
                                                                -------
46 Equity Income Fund

EQUITY INCOME FUND

                                                                October 31, 2001

                                                   PRINCIPAL     MARKET
                                                    AMOUNT        VALUE
                                                    (000)         (000)
                                                      $             $
                                                   ---------    ---------

SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company
  Money Market Fund (c)                                4,008        4,008
United States Treasury Bills (d)(e)(f)
  Zero Coupon due 12/20/01                             1,000          997
                                                                ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $5,005)                                                       5,005
                                                                ---------
TOTAL INVESTMENTS - 100.3%
(identified cost $108,851)                                        109,734

OTHER ASSETS AND LIABILITIES,
 NET - (0.3%)                                                        (340)
                                                                ---------
NET ASSETS - 100.0%                                               109,394
                                                                =========



                                                    NOTIONAL   UNREALIZED
                                                     AMOUNT   APPRECIATION
                                                     (000)   (DEPRECIATION)
FUTURES CONTRACTS                                      $         (000)
                                                    -------- --------------
S&P Barra Value Index
  expiration date 12/01                                1,539 $           16

S&P 500 Index
  expiration date 12/01                                3,447            (28)
                                                             --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                         $          (12)
                                                             ==============



(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).
(c) At net asset value.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e) Rate noted is yield-to-maturity from date of acquisition.
(f) At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt

  See accompanying notes which are an integral part of the financial statements.

                                                           Equity Income Fund 47

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (including securities on loan of $315), (identified cost $108,851) .........   $  109,734
Receivables:
  Dividends and interest .........................................................................          149
  Fund shares sold ...............................................................................          297
  Daily variation margin on futures contracts ....................................................            3
Investment of securities lending collateral in money market funds, at cost and market value ......          331
                                                                                                     ----------
    Total assets .................................................................................      110,514

LIABILITIES
Payables:
  Investments purchased ................................................................  $    115
  Fund shares redeemed .................................................................       457
  Accrued fees to affiliates ...........................................................       144
  Other accrued expenses ...............................................................        73
Payable upon return of securities loaned ...............................................       331
                                                                                          --------
    Total liabilities ............................................................................        1,120
                                                                                                     ----------
NET ASSETS .......................................................................................   $  109,394
                                                                                                     ==========

NET ASSETS CONSIST OF:
Undistributed net investment income ..............................................................   $       15
Accumulated net realized gain (loss)..............................................................       (5,054)
Unrealized appreciation (depreciation) on:
  Investments ....................................................................................          883
  Futures contracts ..............................................................................          (12)
Shares of beneficial interest ....................................................................           35
Additional paid-in capital .......................................................................      113,527
                                                                                                     ----------
NET ASSETS  ......................................................................................   $  109,394
                                                                                                     ==========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($1,070,029 divided by 34,218 shares of $.01 par value
   shares of beneficial interest outstanding) ....................................................   $    31.27
                                                                                                     ==========
  Class E ($942,997 divided by 29,888 shares of $.01 par value
   shares of beneficial interest outstanding) ....................................................   $    31.55
                                                                                                     ==========
  Class S ($107,380,787 divided by 3,422,440 shares of $.01 par value
   shares of beneficial interest outstanding) ....................................................   $    31.38
                                                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

48 Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001


INVESTMENT INCOME
  Dividends ........................................................   $  2,311
  Dividends from Money Market Fund .................................        268
  Interest .........................................................         42
  Securities Lending Income ........................................          1
                                                                       --------
    Total investment income ........................................      2,622

EXPENSES
  Advisory fees ........................................  $    1,013
  Administrative fees ..................................          68
  Custodian fees .......................................         213
  Distribution fees - Class C ..........................           8
  Transfer agent fees ..................................         419
  Professional fees ....................................          39
  Registration fees ....................................          41
  Shareholder servicing fees - Class C .................           3
  Shareholder servicing fees - Class E .................           3
  Trustees' fees .......................................          13
  Miscellaneous ........................................          48
                                                          ----------
    Expenses before reductions .........................       1,868
    Expense reductions .................................          (1)
                                                          ----------
      Expenses, net ................................................      1,867
                                                                       --------
Net investment income ..............................................        755
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ..........................................       3,420
  Futures contracts ....................................      (2,069)     1,351
                                                          ----------
Net change in unrealized appreciation (depreciation) on:
  Investments ..........................................     (21,505)
  Futures contracts ....................................        (119)   (21,624)
                                                           ---------   --------
Net realized and unrealized gain (loss) ............................    (20,273)
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $(19,518)
                                                                       ========

  See accompanying notes which are an integral part of the financial statements.

                                                           Equity Income Fund 49

EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                      FISCAL YEAR ENDED   TEN MONTHS ENDED       YEAR ENDED
                                                                       OCTOBER 31, 2001   OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                      -----------------   ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ..........................................    $             755   $          1,024    $           2,312
  Net realized gain (loss) .......................................                1,351             (9,535)              18,000
  Net change in unrealized appreciation (depreciation) ...........              (21,624)             7,032              (20,152)
                                                                      -----------------   ----------------    -----------------
    Net increase (decrease) in net assets from operations ........              (19,518)            (1,479)                 160
                                                                      -----------------   ----------------    -----------------
DISTRIBUTIONS
  From net investment income
    Class C ......................................................                   --                 --                   (2)
    Class E ......................................................                   (3)                (6)                  (7)
    Class S ......................................................                 (737)            (1,029)              (2,290)
  From net realized gain
    Class C ......................................................                   --                 (5)                 (68)
    Class E ......................................................                   --                 (5)                (101)
    Class S ......................................................                   --               (896)             (20,115)
  Tax return of capital
    Class C ......................................................                   --                 (1)                  --
    Class E ......................................................                   --                 (1)                  --
    Class S ......................................................                   --                (94)                  --
                                                                      -----------------   ----------------    -----------------
      Net decrease in net assets from distributions ..............                 (740)            (2,037)             (22,583)
                                                                      -----------------   ----------------    -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ..              (22,535)           (33,336)             (39,774)
                                                                      -----------------   ----------------    -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................              (42,793)           (36,852)             (62,197)

NET ASSETS
  Beginning of period ............................................              152,187            189,039              251,236
  End of period (including undistributed net investment income of     -----------------   ----------------    -----------------
   $15 at October 31, 2001 and $51 at December 31, 1999) .........    $         109,394   $        152,187    $         189,039
                                                                      =================   ================    =================

See accompanying notes which are an integral part of the financial statements.

50 Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                        2001*       2000**      1999***
                                                                      --------     --------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ...............................  $ 36.72      $  37.02    $   40.38
                                                                      -------      --------    ---------
INCOME FROM OPERATIONS
  Net investment income (loss)(a) ..................................     (.15)         (.06)         .04
  Net realized and unrealized gain (loss) ..........................    (5.30)         (.03)         .66
                                                                      -------      --------    ---------
    Total income from operations ...................................    (5.45)         (.09)         .70
                                                                      -------      --------    ---------

DISTRIBUTIONS
  From net investment income .......................................       --            --         (.17)
  From net realized gain ...........................................       --          (.19)       (3.89)
  Tax return of capital ............................................       --          (.02)          --
                                                                      -------      --------    ---------
    Total distributions ............................................       --          (.21)       (4.06)
                                                                      -------      --------    ---------
NET ASSET VALUE, END OF PERIOD .....................................  $ 31.27      $  36.72    $   37.02
                                                                      =======      ========    =========
TOTAL RETURN (%)(b) ................................................   (14.84)         (.17)        2.03

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .........................    1,070         1,035          995

  Ratios to average net assets (%)(c):
    Operating expenses .............................................     2.36          2.31         2.10
    Net investment income (loss) ...................................     (.44)         (.22)         .10

  Portfolio turnover rate (%) ......................................   119.47         99.20       137.94

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                           Equity Income Fund 51

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                               YEARS ENDED DECEMBER 31,
                                                                                    ------------------------------------------
                                                               2001*      2000**      1999       1998       1997       1996***
                                                             -------     -------    -------    -------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $ 36.89     $ 37.20    $ 41.45    $ 41.43    $  40.22    $  41.86
                                                             -------     -------    -------    -------    --------    --------

INCOME FROM OPERATIONS
  Net investment income (a) .............................        .11         .15        .33        .37         .32         .10
  Net realized and unrealized gain (loss) ...............      (5.35)       (.02)      (.44)      4.49       12.20        2.39
                                                             -------     -------    -------    -------    --------    --------

    Total income from operations ........................      (5.24)        .13       (.11)      4.86       12.52        2.49
                                                             -------     -------    -------    -------    --------    --------

DISTRIBUTIONS
  From net investment income ............................       (.10)       (.23)      (.25)      (.51)       (.07)       (.18)
  From net realized gain ................................         --        (.19)     (3.89)     (4.33)     (11.24)      (3.95)
  Tax return of capital .................................         --        (.02)        --         --          --          --
                                                             -------     -------    -------    -------    --------    --------

    Total distributions .................................       (.10)       (.44)     (4.14)     (4.84)     (11.31)      (4.13)
                                                             -------     -------    -------    -------    --------    --------

NET ASSET VALUE, END OF PERIOD ..........................    $ 31.55     $ 36.89    $ 37.20    $ 41.45    $  41.43    $  40.22
                                                             =======     =======    =======    =======    ========    ========

TOTAL RETURN (%)(b) .....................................     (14.22)        .46        .04      12.41       32.68        6.23

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..............        943       1,095      1,061        745         338         122

  Ratios to average net assets (%)(c):
    Operating expenses ..................................       1.61        1.56       1.35       1.42        1.74        1.77
    Net investment income ...............................        .30         .53        .80        .90         .77        1.50

  Portfolio turnover rate (%) ...........................     119.47       99.20     137.94     149.63      139.33      106.40

*   For the fiscal year ended October 31, 2001
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

52 Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                           YEARS ENDED DECEMBER 31,
                                                                                 ------------------------------------------
                                                              2001*     2000**     1999       1998      1997        1996
                                                           ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $   36.68  $   36.92  $   41.26  $   41.08  $   40.22  $   38.43
                                                           ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM OPERATIONS
  Net investment income (a) .............................        .20        .23        .41        .55        .69        .82
  Net realized and unrealized gain (loss) ...............      (5.31)      (.03)      (.44)      4.49      12.11       7.03
                                                           ---------  ---------  ---------  ---------  ---------  ---------
    Total income from operations ........................      (5.11)       .20       (.03)      5.04      12.80       7.85
                                                           ---------  ---------  ---------  ---------  ---------  ---------
DISTRIBUTIONS
  From net investment income ............................       (.19)      (.23)      (.42)      (.53)      (.70)      (.83)
  From net realized gain ................................         --       (.19)     (3.89)     (4.33)    (11.24)     (5.23)
  Tax return of capital .................................         --       (.02)        --         --         --         --
                                                           ---------  ---------  ---------  ---------  ---------  ---------
    Total distributions .................................       (.19)      (.44)     (4.31)     (4.86)    (11.94)     (6.06)
                                                           ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD ..........................  $   31.38  $   36.68  $   36.92  $   41.26  $   41.08  $   40.22
                                                           =========  =========  =========  =========  =========  =========
TOTAL RETURN (%)(b) .....................................     (13.97)       .66        .25      12.99      33.59      21.45

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..............    107,381    150,057    186,983    250,491    226,952    195,132

  Ratios to average net assets (%)(c):
    Operating expenses ..................................       1.37       1.31       1.11       1.01       1.04       1.07
    Net investment income ...............................        .57        .79       1.03       1.30       1.51       2.03

  Portfolio turnover rate (%) ...........................     119.47      99.20     137.94     149.63     139.33     106.40

*   For the fiscal year ended October 31, 2001
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                           Equity Income Fund 53

QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To provide total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns through security selection with sector diversification similar to the Russell 1000(R) Index. The Fund employed the investment management services of four managers using four distinctive quantitative approaches to investment.

                         GROWTH OF A $10,000 INVESTMENT

Dates          Quantitative Equity - Class S        Russell 1000(R)**
-----          -----------------------------        -----------------
Inception*                $10,000                        $10,000
1992                      $10,865                        $11,075
1993                      $12,958                        $12,823
1994                      $13,345                        $13,221
1995                      $16,950                        $16,791
1996                      $20,806                        $20,640
1997                      $27,586                        $27,211
1998                      $32,284                        $32,576
1999                      $40,808                        $40,909
2000                      $44,508                        $44,615
2001                      $33,778                        $32,997

                        YEARLY PERIODS ENDED OCTOBER 31


QUANTITATIVE EQUITY FUND - CLASS S

  PERIODS ENDED        GROWTH OF         TOTAL
    10/31/01            $10,000          RETURN
---------------        ----------    --------------
1 Year                 $ 7,589          (24.11)%
5 Years                $16,235           10.17%(S)
10 Years               $33,778           12.93%(S)


QUANTITATIVE EQUITY FUND - CLASS E++

  PERIODS ENDED        GROWTH OF         TOTAL
   10/31/01            $10,000           RETURN
---------------        ----------    --------------
1 Year                 $ 7,570           (24.30)%
5 Years                $15,900             9.71%(S)
10 Years               $33,082            12.70%(S)


QUANTITATIVE EQUITY FUND - CLASS ++++

  PERIODS ENDED         GROWTH OF         TOTAL
    10/31/01            $10,000           RETURN
---------------        ------------   --------------
1 Year                 $ 7,513           (24.87)%
5 Years                $15,637             9.35%(S)
10 Years               $32,534            12.51%(S)


RUSSELL 1000(R) INDEX

 PERIODS ENDED         GROWTH OF          TOTAL
    10/31/01           $10,000            RETURN
---------------        ------------   --------------
1 Year                 $ 7,396           (26.04)%
5 Years                $15,987             9.84%(S)
10 Years               $32,997            12.68%(S)

54 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Quantitative Equity Fund Class S, Class E and Class C shares lost 24.11%, 24.30% and 24.87%, respectively, as compared to the Russell 1000(R) Index, which declined 26.04%.

The Fund's performance was in line with its benchmark index in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy. The managers' sector constrained mandates aided returns in this volatile environment.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing, and national security during fiscal 2001 resulted in high levels of sector and market volatility, creating an environment in which a sector constrained fund should outperform funds with wider tracking errors.

J.P. Morgan began the fiscal year outperforming the other managers and the Russell 1000(R) Index, only to be exceeded by Barclays and Franklin as the year progressed. Jacobs Levy ended the fiscal year as the leader in benchmark relative returns. The four market-oriented managers fulfilled the Fund's aim of diversification as the market rotated between investment approaches favoring valuation criteria, earnings momentum and other catalysts such as insider buying.

The Fund began the fiscal year with a modest overweight to the largest capitalization tier of the market. This was addressed by adjusting the Fund managers' target weightings and cash flow allocation. At the end of the period, the Fund had a 2% underweight to large cap stocks resulting from the managers' tactical decisions.

During the fiscal year, Chase acquired J.P. Morgan with no perceived negative effect on J.P. Morgan's ability to fulfill its mandate in the Fund.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                      October 31, 2001

General Electric Co.                                             3.7%
Pfizer, Inc.                                                     3.5
Citigroup, Inc.                                                  3.1
Microsoft Corp.                                                  2.4
Johnson & Johnson                                                2.2
Exxon Mobil Corp.                                                2.2
American International Group, Inc.                               2.0
AOL Time Warner, Inc.                                            1.9
Verizon Communications, Inc.                                     1.7
Intel Corp.                                                      1.7

PORTFOLIO CHARACTERISTICS

                                                         October 31, 2001

Current P/E Ratio                                                20.0x
Portfolio Price/Book Ratio                                       3.28x
Market Capitalization - $-Weighted Average                   93.00 Bil
Number of Holdings                                                 479


MONEY MANAGERS                                    STYLE

Barclays Global Advisors                   Market-Oriented
Franklin Portfolio Associates, LLC         Market-Oriented
J.P. Morgan Investment Management, Inc.    Market-Oriented
Jacobs Levy Equity Management, Inc.        Market-Oriented


*    Quantitative Equity Fund Class S assumes initial investment on November 1,
     1991.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1.4 billion. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Quantitative Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Quantitative Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                     Quantitative Equity Fund 55

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                 MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                   ------        ------
COMMON STOCKS - 95.6%
AUTO AND TRANSPORTATION - 1.3%
Airborne, Inc.                                     18,410           184
Atlantic Coast Airlines, Inc. (a)                  10,600           199
Burlington Northern Santa Fe Corp.                 98,230         2,639
C.H. Robinson Worldwide, Inc.                       9,700           260
Continental Airlines, Inc. Class B (a)              2,140            37
Delphi Automotive Systems Corp.                    22,900           266
Delta Air Lines, Inc.                              21,000           480
Expeditors International of
 Washington, Inc.                                   6,750           305
Ford Motor Co.                                    214,869         3,449
General Motors Corp.                               89,270         3,689
Genuine Parts Co.                                  16,000           520
Goodyear Tire & Rubber Co.                         50,500           941
Harley-Davidson, Inc.                               2,900           131
Kansas City Southern Industries, Inc. (a)          13,950           174
Overseas Shipholding Group, Inc.                    5,700           142
Skywest, Inc.                                      14,900           273
Southwest Airlines Co.                             29,500           469
Tidewater, Inc.                                    13,550           409
TRW, Inc.                                          31,700         1,071
                                                                 ------
                                                                 15,638
                                                                 ------
CONSUMER DISCRETIONARY - 12.4%
99 Cents Only Stores (a)                           13,900           494
Abercrombie & Fitch Co. Class A (a)                40,700           766
Amazon.com, Inc. (a)                              105,990           740
American Eagle Outfitters, Inc. (a)                 1,630            45
AOL Time Warner, Inc. (a)                         738,924        23,062
Apollo Group, Inc. Class A (a)                     49,035         1,993
Argosy Gaming Co. (a)                              11,800           343
AutoNation, Inc. (a)                              296,440         3,050
AutoZone, Inc. (a)                                 84,660         4,955
Banta Corp.                                        11,800           343
Bed Bath & Beyond, Inc. (a)                        44,700         1,120
Best Buy Co. (a)                                   46,470         2,551
BJ's Wholesale Club, Inc. (a)                      38,900         1,975
Career Education Corp. (a)                         18,400           480
Carnival Corp.                                      5,950           130
Cendant Corp. (a)                                 210,100         2,723
Charter Communications Holdings, Inc.
 Class A (a)                                       13,400           189
Chicos FAS, Inc. (a)                               14,700           382
Circuit City Stores - Circuit City Group          126,870         1,741
Clear Channel Communications, Inc. (a)             39,900         1,521
Copart, Inc. (a)                                   13,100           384
Costco Wholesale Corp. (a)                            600            23
Darden Restaurants, Inc.                          107,410         3,439
Disney (Walt) Co.                                 303,400         5,640
Donnelley (R.R.) & Sons Co.                        51,490         1,313
EarthLink, Inc. (a)                                 2,400            35
Eastman Kodak Co.                                  22,900           586
eBay, Inc. (a)                                     13,000           682
Education Management Corp. (a)                      6,900           238
Estee Lauder Cos., Inc. Class A                    11,900           384
Extended Stay America, Inc. (a)                    12,400           167
Family Dollar Stores, Inc.                         45,000         1,299
Federated Department Stores, Inc. (a)             187,750         6,006
Gannett Co., Inc.                                  13,970           883
Gemstar-TV Guide International, Inc. (a)           53,900         1,093
GTECH Holdings Corp. (a)                           15,270           609
Hasbro, Inc.                                       26,600           441
Home Depot, Inc. (The)                            359,451        13,742
JC Penney & Co., Inc.                              85,130         1,849
Jones Apparel Group, Inc. (a)                      50,900         1,405
Kimberly-Clark Corp.                               38,600         2,143
KMart Corp. (a)                                    51,100           313
Kohl's Corp. (a)                                  139,500         7,758
Lamar Advertising Co. Class A (a)                   7,600           239
Liberty Media Corp. (a)                           408,880         4,780
Lowe's Companies., Inc.                           113,300         3,864
Marriott International, Inc. Class A               14,700           461
Mattel, Inc. (a)                                  112,050         2,121
May Department Stores Co.                         136,540         4,294
McDonald's Corp.                                   37,100           967
Monsanto Co. New                                   10,830           339
NIKE, Inc. Class B                                 12,800           632
Omnicom Group, Inc.                                22,200         1,705
Payless ShoeSource, Inc. (a)                       21,970         1,161
Ruby Tuesday, Inc.                                 11,000           190
Sears Roebuck & Co.                                67,010         2,598
Starbucks Corp. (a)                                10,000           171
Starwood Hotels & Resorts
 Worldwide, Inc. Class B                           53,000         1,168
Target Corp.                                      132,000         4,112
Tech Data Corp. (a)                                54,200         2,314
THQ, Inc. (a)                                       3,500           174
Ticketmaster Class B (a)                           17,510           239
TJX Cos., Inc.                                     57,400         1,940
TMP Worldwide, Inc. (a)                            10,560           315
Venator Group, Inc. (a)                            12,500           181
Viacom, Inc. Class B (a)                          157,795         5,761
Viad Corp.                                          7,190           140
Wal-Mart Stores, Inc.                             218,276        11,219
Wallace Computer Services, Inc.                     5,620            87
Waste Management, Inc.                             92,300         2,260
Whirlpool Corp.                                    26,140         1,542
                                                                -------
                                                                154,009
                                                                -------

56 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                                October 31, 2001

                                                                 MARKET
                                                   NUMBER        VALUE
                                                     OF          (000)
                                                   SHARES          $
                                                  --------      -------
CONSUMER STAPLES - 6.9%
Albertson's, Inc.                                  22,800           728
Anheuser-Busch Cos., Inc.                          37,210         1,550
Coca-Cola Co. (The)                                81,000         3,878
Colgate-Palmolive Co.                              54,230         3,119
ConAgra, Inc.                                      82,393         1,887
CVS Corp.                                          19,300           461
Dial Corp.                                         18,000           300
General Mills, Inc.                                52,200         2,397
Heinz (H.J.) Co.                                   12,500           531
Hormel Foods Corp.                                  7,270           174
Interstate Bakeries Corp.                          27,670           652
Kraft Foods, Inc.                                  31,000         1,046
Kroger Co. (a)                                     86,200         2,108
McCormick & Co., Inc.                              21,600           945
Pepsi Bottling Group, Inc. (The)                   31,800         1,478
PepsiCo, Inc.                                     304,134        14,814
Performance Food Group Co. (a)                      9,000           265
Philip Morris Cos., Inc.                          319,030        14,931
Procter & Gamble Co.                              209,090        15,427
R.J. Reynolds Tobacco Holdings, Inc.               11,900           667
Ralston-Purina Group                                2,420            79
Ruddick Corp.                                       2,320            35
Safeway, Inc. (a)                                  80,100         3,336
SuperValu, Inc.                                   208,690         4,453
SYSCO Corp.                                       202,410         4,880
Unilever NV                                        36,190         1,882
UST, Inc.                                          88,730         2,983
Walgreen Co.                                       41,600         1,348
                                                                 ------
                                                                 86,354
                                                                 ------
FINANCIAL SERVICES - 18.2%
Affiliated Computer Services, Inc.
 Class A (a)                                       15,900         1,400
Affiliated Managers Group, Inc. (a)                13,200           814
AFLAC, Inc.                                        63,460         1,552
Allied Capital Corp.                                3,150            71
Allstate Corp.                                     50,380         1,581
AMBAC Financial Group, Inc.                        25,600         1,229
American Express Co.                                1,100            32
American International Group, Inc.                313,552        24,645
AmeriCredit Corp. (a)                              41,680           646
AmSouth Bancorp                                    57,685           997
Apartment Investment & Management Co.
 Class A (e)                                       27,750         1,165
Bank of America Corp.                             314,908        18,576
Bank One Corp.                                     63,400         2,104
Banknorth Group, Inc.                               7,800           171
BB&T Corp.                                         15,350           493
Bear Stearns Cos., Inc. (The)                      31,385         1,695
Block (H&R), Inc.                                  32,900         1,121
Capital One Financial Corp.                        52,970         2,188
Chelsea Property Group, Inc.                        3,800           170
CIGNA Corp.                                        49,250         3,590
Cincinnati Financial Corp.                          2,200            82
Citigroup, Inc.                                   849,991        38,692
CNA Financial Corp. (a)                            10,700           269
Comerica, Inc.                                     11,400           525
Conseco, Inc. (a)                                  98,300           294
Countrywide Credit Industries, Inc.               136,430         5,448
Deluxe Corp.                                        4,100           144
DST Systems, Inc. (a)                              26,210         1,073
Duke-Weeks Realty Corp. (e)                         3,450            80
E*TRADE Group, Inc. (a)                            64,000           418
Eaton Vance Corp.                                   9,600           270
Equity Office Properties Trust (e)                 10,600           302
Federal Home Loan Mortgage Corp.                  187,472        12,714
Federal National Mortgage Association             160,090        12,961
Federated Investors, Inc. Class B                  17,700           462
Fidelity National Financial, Inc.                   5,940           137
First Data Corp.                                   84,260         5,693
First Tennessee National Corp.                     17,200           594
Fiserv, Inc. (a)                                   63,550         2,363
FleetBoston Financial Corp.                       114,916         3,776
Golden State Bancorp, Inc.                         13,800           350
Golden West Financial Corp.                        25,100         1,220
Goldman Sachs Group, Inc.                          36,100         2,822
Greenpoint Financial Corp.                         23,260           745
Hartford Financial Services
 Group, Inc. (The)                                 12,300           664
Hibernia Corp. Class A                             13,800           210
Household International, Inc.                      16,590           868
IndyMac Bancorp, Inc. (a)                           6,400           164
Instinet Group Inc. (a)                            10,700           103
J.P. Morgan Chase & Co.                           139,204         4,922
Jefferson-Pilot Corp.                              17,100           707
John Hancock Financial Services, Inc.               5,500           187
KeyCorp                                            25,700           546
Lehman Brothers Holdings, Inc.                     37,690         2,354
Lincoln National Corp.                              9,100           385
Loews Corp.                                        12,200           620
Marshall & Ilsley Corp.                               400            23
MBIA, Inc.                                         23,200         1,069
MBNA Corp.                                        104,168         2,876
Merrill Lynch & Co., Inc.                          38,800         1,696
Metris Companies, Inc.                             20,600           334
Moody's Corp.                                      22,100           767
Morgan Stanley Dean Witter & Co.                  171,386         8,384
National City Corp.                                53,740         1,419
New York Community Bancorp, Inc.                   27,200           682
Old Republic International Corp.                   27,750           704
Paychex, Inc.                                       9,250           297

                                                     Quantitative Equity Fund 57

QUANTITATIVE EQUITY FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       --------
PMI Group, Inc. (The)                             19,550          1,084
PNC Bank Corp.                                    48,075          2,639
Progressive Corp.                                 11,000          1,526
Protective Life Corp.                             43,100          1,187
Radian Group, Inc.                                 1,030             35
Schwab (Charles) Corp.                           167,000          2,151
SEI Investments Co.                                1,660             51
Simon Property Group, Inc. (e)                     1,280             35
SouthTrust Corp.                                 166,960          3,783
Stilwell Financial, Inc.                          36,100            726
SunGard Data Systems (a)                          25,360            639
SunTrust Banks, Inc.                              57,190          3,423
TD Waterhouse Group, Inc. (a)                     49,660            470
Torchmark Corp.                                   20,900            774
U.S. Bancorp                                     562,832         10,007
Union Planters Corp.                               5,660            229
UnionBanCal Corp.                                 16,913            565
UnumProvident Corp.                               38,168            857
Wachovia Corp. (a)                                69,760          1,996
Washington Mutual, Inc.                          279,435          8,437
Wells Fargo & Co.                                    850             35
Wilmington Trust Corp.                             2,800            160
                                                                -------
                                                                226,464
                                                                -------
HEALTH CARE - 17.5%
Abbott Laboratories                              142,900          7,571
Allergan, Inc.                                    27,900          2,003
American Home Products Corp.                      83,800          4,679
AmerisourceBergen Corp. (a)                       10,249            651
Amgen, Inc. (a)                                   67,900          3,858
Apria Healthcare Group, Inc. (a)                  10,550            243
Barr Laboratories, Inc. (a)                       10,000            728
Baxter International, Inc.                        79,000          3,821
Becton, Dickinson & Co.                           77,500          2,775
Biogen, Inc. (a)                                   3,920            216
Biomet, Inc.                                      40,700          1,241
Boston Scientific Corp. (a)                      288,300          6,556
Bristol-Myers Squibb Co.                         198,460         10,608
Cardinal Health, Inc.                             84,914          5,699
Caremark Rx, Inc. (a)                             26,900            360
Cerner Corp. (a)                                  16,600            892
Charles River Laboratories
 International, Inc. (a)                          11,500            386
DaVita, Inc. (a)                                  14,840            270
Express Scripts, Inc. Class A (a)                 16,800            688
First Health Group Corp. (a)                      71,730          1,937
Forest Labs, Inc. (a)                             71,000          5,281
Genzyme Corp. (a)                                  7,700            415
Guidant Corp. (a)                                 53,200          2,208
HCA-The Healthcare Co.                            10,900            432
Health Net, Inc. (a)                              21,400            470
Human Genome Sciences, Inc. (a)                   42,300          1,803
Humana, Inc. (a)                                  20,100            232
ICOS Corp. (a)                                    73,619          4,251
IDEC Pharmaceuticals Corp. (a)                    12,800            768
IMS Health, Inc.                                 224,400          4,795
IVAX Corp. (a)                                    30,199            621
Johnson & Johnson                                476,030         27,567
King Pharmaceuticals, Inc. (a)                    62,153          2,423
Laboratory Corp. of America Holdings (a)           6,200            534
Lilly (Eli) & Co.                                 99,870          7,640
McKesson HBOC, Inc.                               16,400            607
MedImmune, Inc. (a)                               40,190          1,577
Medtronic, Inc.                                   48,800          1,967
Merck & Co., Inc.                                256,760         16,384
Millennium Pharmaceuticals, Inc. (a)               6,930            176
Oxford Health Plans, Inc. (a)                    105,510          2,486
Perrigo Co. (a)                                   88,230          1,305
Pfizer, Inc.                                   1,047,430         43,887
Pharmaceutical Product
 Development, Inc. (a)                            36,870            983
Pharmacia Corp.                                  161,935          6,562
Schering-Plough Corp.                            229,100          8,518
SICOR, Inc. (a)                                   15,800            296
St. Jude Medical, Inc. (a)                        27,300          1,938
Steris Corp. (a)                                  30,300            679
Stryker Corp.                                     31,400          1,766
Tenet Healthcare Corp. (a)                        87,500          5,033
UnitedHealth Group, Inc.                         109,148          7,176
Universal Health Services, Inc.
 Class B (a)                                      18,800            759
Varian Medical Systems, Inc. (a)                   7,100            476
Vertex Pharmaceuticals, Inc. (a)                  14,300            351
VISX, Inc. (a)                                     5,000             60
                                                                -------
                                                                217,608
                                                                -------
INTEGRATED OILS - 5.1%
Amerada Hess Corp.                                12,310            723
ChevronTexaco Corp. (a)                           77,673          6,878
Conoco, Inc. (a)                                 111,399          2,863
Exxon Mobil Corp.                                691,520         27,280
Kerr-McGee Corp.                                  72,660          4,185
Occidental Petroleum Corp.                       362,460          9,177
Phillips Petroleum Co.                            35,500          1,932
Royal Dutch Petroleum Co.                         46,320          2,340
USX-Marathon Group                               280,608          7,742
                                                                -------
                                                                 63,120
                                                                -------
MATERIALS AND PROCESSING - 2.7%
Air Products & Chemicals, Inc.                     1,030             41
Airgas, Inc. (a)                                   3,160             43
Albemarle Corp.                                    2,050             41

58 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       -------
Alcan Aluminum, Ltd.                               24,800           758
Alcoa, Inc.                                       121,300         3,914
Archer-Daniels-Midland Co.                        156,551         2,181
Ashland, Inc.                                       8,800           354
Boise Cascade Corp.                                 1,310            37
Catellus Development Corp. (a)                     41,470           713
Crown Cork & Seal Co., Inc.                        21,750            40
Dow Chemical Co.                                   25,000           831
Dycom Industries, Inc. (a)                          3,490            42
Eastman Chemical Co.                               18,270           627
Ecolab, Inc.                                       25,100           883
LNR Property Corp.                                  5,200           143
Lubrizol Corp.                                     10,340           291
Masco Corp.                                         4,800            95
Nucor Corp.                                        24,010           992
Packaging Corp. of America (a)                     10,640           188
PPG Industries, Inc.                               23,400         1,143
Praxair, Inc.                                      35,880         1,693
Precision Castparts Corp.                          16,600           377
Rayonier, Inc.                                     13,160           563
Sherwin-Williams Co.                               48,200         1,174
Sonoco Products Co.                                16,980           399
Temple-Inland, Inc.                                42,300         2,115
Tyco International, Ltd.                          263,511        12,949
Weyerhaeuser Co.                                   20,315         1,014
Willamette Industries, Inc.                         4,000           187
                                                                 ------
                                                                 33,828
                                                                 ------
MISCELLANEOUS - 4.3%
Eaton Corp.                                        13,720           898
General Electric Co.                            1,245,860        45,362
Georgia-Pacific Group                              76,920         2,135
Honeywell International, Inc.                      50,460         1,491
Johnson Controls, Inc.                             30,020         2,171
Minnesota Mining & Manufacturing Co.               15,040         1,570
                                                                 ------
                                                                 53,627
                                                                 ------
OTHER ENERGY - 1.4%
Apache Corp.                                        1,270            66
Baker Hughes, Inc.                                  5,700           204
BJ Services Co. (a)                                31,640           810
Cooper Cameron Corp. (a)                           16,800           655
Diamond Offshore Drilling, Inc.                     2,000            55
Dynegy, Inc. Class A                               93,100         3,342
El Paso Corp.                                      56,700         2,782
Enron Corp.                                         2,780            39
Global Marine, Inc. (a)                            56,100           903
Halliburton Co.                                    10,800           267
Massey Energy Co.                                  25,030           513
Nabors Industries, Inc. (a)                         8,300           255
Noble Drilling Corp. (a)                           36,550         1,117
Patterson-UTI Energy, Inc. (a)                      2,560            46
Rowan Cos., Inc. (a)                               15,100           255
Sunoco, Inc.                                       20,800           779
Ultramar Diamond Shamrock Corp.                    64,170         3,212
Valero Energy Corp.                                47,500         1,785
                                                                 ------
                                                                 17,085
                                                                 ------
PRODUCER DURABLES - 3.5%
Agilent Technologies, Inc. (a)                     63,360         1,411
Alliant Techsystems, Inc. (a)                      16,350         1,427
American Tower Corp. Class A (a)                   30,200           333
Andrew Corp. (a)                                   16,800           305
Applied Materials, Inc. (a)                       109,800         3,745
Axcelis Technologies, Inc. (a)                     57,300           751
B.F. Goodrich Co.                                  20,200           431
Boeing Co. (The)                                  182,840         5,961
Caterpillar, Inc.                                  42,310         1,892
Centex Corp.                                       22,300           853
Cooper Industries, Inc.                             8,630           334
D.R. Horton, Inc.                                  53,947         1,206
Danaher Corp.                                       7,800           435
Diebold, Inc.                                      26,450           960
Dover Corp.                                         5,060           167
Emerson Electric Co.                                9,000           441
FEI Co. (a)                                        27,510           742
Grainger (W.W.), Inc.                              59,610         2,581
Ingersoll-Rand Co.                                  7,200           269
KB HOME                                            34,900         1,031
Kennametal, Inc.                                    4,280           151
KLA Tencor Corporation (a)                         85,190         3,481
Lam Research Corp. (a)                             35,000           664
Lennar Corp.                                       26,800           972
Lockheed Martin Corp.                              12,900           629
M.D.C. Holdings, Inc.                              11,200           299
Northrop Grumman Corp.                              3,220           322
NVR, Inc. (a)                                       3,000           475
Pitney Bowes, Inc.                                 97,300         3,567
Pulte Corp.                                        14,100           458
Rockwell Collins                                   28,700           387
Ryland Group, Inc. (The)                           14,600           781
Teradyne, Inc. (a)                                 12,980           299
Toll Brothers, Inc. (a)                            30,900           963
United Technologies Corp.                          70,170         3,781
Xerox Corp.                                       108,300           758
                                                                 ------
                                                                 43,262
                                                                 ------
TECHNOLOGY - 14.1%
3Com Corp. (a)                                     18,230            75
Activision, Inc. (a)                                8,200           296
Advanced Micro Devices, Inc. (a)                  121,000         1,191
Altera Corp. (a)                                   38,300           774

                                                     Quantitative Equity Fund 59

QUANTITATIVE EQUITY FUND

                                                                October 31, 2001


                                                                MARKET
                                                  NUMBER        VALUE
                                                    OF          (000)
                                                  SHARES          $
                                                 --------      --------
Analog Devices, Inc. (a)                           79,620         3,026
Applera Corp. - Applied
 Biosystems Group                                   9,500           277
Arrow Electronics, Inc. (a)                        49,500         1,210
Atmel Corp. (a)                                    75,690           602
Autodesk, Inc.                                     15,540           516
Automatic Data Processing, Inc.                    49,700         2,568
Avaya, Inc. (a)                                    41,890           374
Avnet, Inc.                                        70,100         1,446
AVX Corp.                                           4,900            91
BEA Systems, Inc. (a)                              57,400           697
BMC Software, Inc. (a)                             78,660         1,185
CIENA Corp. (a)                                    29,800           485
Cisco Systems, Inc. (a)                           503,124         8,513
Citrix Systems, Inc. (a)                            3,900            91
CommScope, Inc. (a)                                 8,700           170
COMPAQ Computer Corp.                             308,620         2,700
Computer Associates International, Inc.           120,960         3,740
Computer Sciences Corp. (a)                         9,250           332
Compuware Corp. (a)                                76,550           787
Comverse Technology, Inc. (a)                      20,900           393
Corning, Inc.                                     219,260         1,767
Dell Computer Corp. (a)                           331,360         7,946
Electronic Data Systems Corp.                      75,951         4,889
EMC Corp. (a)                                      73,166           901
Fairchild Semiconductor Corp. Class A (a)          50,500         1,073
General Dynamics Corp.                                793            65
General Motors Corp. Class H (a)                   62,500           859
Hewlett-Packard Co.                                34,800           586
Imation Corp. (a)                                   3,360            70
Ingram Micro, Inc. Class A (a)                     65,150           834
Intel Corp.                                       840,010        20,513
International Business Machines Corp.             163,803        17,702
International Rectifier Corp. (a)                  15,700           551
Keane, Inc. (a)                                     2,750            39
KEMET Corp. (a)                                   116,540         2,084
Lattice Semiconductor Corp. (a)                     7,300           128
Linear Technology Corp.                           130,380         5,059
Lucent Technologies, Inc.                         349,100         2,339
Maxim Integrated Products, Inc. (a)               103,190         4,721
Mercury Computer Systems, Inc. (a)                  1,300            61
Micromuse, Inc. (a)                                 9,150            85
Micron Technology, Inc. (a)                        25,400           578
Microsoft Corp. (a)                               521,371        30,318
Motorola, Inc.                                    180,845         2,960
NCR Corp. (a)                                      46,100         1,634
NVIDIA Corp. (a)                                   10,000           429
Oracle Corp. (a)                                  858,030        11,635
PeopleSoft, Inc. (a)                               21,700           646
Peregrine Systems, Inc. (a)                        34,700           501
QUALCOMM, Inc. (a)                                 29,200         1,434
Quantum Corp. - DLT &
 Storage Systems (a)                              134,000         1,130
Raytheon Co.                                       43,100         1,390
Rockwell International Corp.                      102,680         1,415
RSA Security, Inc. (a)                             66,050           795
Sabre Holdings Corp. (a)                           46,860         1,232
Sanmina Corp. (a)                                  33,000           500
Scientific-Atlanta, Inc.                           18,350           383
Siebel Systems, Inc. (a)                           22,700           371
Silicon Storage Technology, Inc. (a)               71,000           635
Solectron Corp. (a)                                65,420           805
Storage Technology Corp. (a)                       85,250         1,600
Sun Microsystems, Inc. (a)                        213,800         2,170
Sybase, Inc. (a)                                   71,530           973
Sykes Enterprises, Inc. (a)                         8,740            84
Texas Instruments, Inc.                            46,100         1,290
Unisys Corp. (a)                                   18,980           169
UTStarcom, Inc. (a)                               145,900         3,426
VeriSign, Inc. (a)                                 22,700           879
Veritas Software Corp. (a)                         24,971           709
Vishay Intertechnology, Inc. (a)                   52,600           993
Xilinx, Inc. (a)                                   30,000           913
                                                               --------
                                                                175,808
                                                               --------
UTILITIES - 8.2%
Adelphia Communications Corp.
 Class A (a)                                       17,000           376
Allegheny Energy, Inc.                              7,110           260
Alltel Corp.                                       49,524         2,830
AT&T Corp.                                         55,000           839
AT&T Wireless Services, Inc. (a)                  335,711         4,848
BellSouth Corp.                                    80,586         2,982
Cinergy Corp.                                      20,300           613
CMS Energy Corp.                                   36,500           785
Comcast Corp. Special Class A (a)                  76,250         2,733
Consolidated Edison, Inc.                          24,500           968
Cox Communications, Inc. Class A (a)               84,410         3,233
Dominion Resources, Inc.                           14,740           901
DTE Energy Co.                                     25,700         1,071
Duke Energy Corp.                                  25,800           991
Edison International (a)                           72,300         1,027
Entergy Corp.                                      99,600         3,869
Exelon Corp.                                        5,760           242
FirstEnergy Corp.                                 146,330         5,043
FPL Group, Inc.                                     1,820            97
KeySpan Corp.                                       1,600            53
Level 3 Communications, Inc. (a)                   21,390            74
Mirant Corp. New (a)                               39,680         1,032
Nextel Communications, Inc. Class A (a)            71,500           568
PG&E Corp.                                         90,250         1,630
Pinnacle West Capital Corp.                        40,760         1,718

60 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                                October 31, 2001

                                                               MARKET
                                              NUMBER           VALUE
                                                OF             (000)
                                              SHARES             $
                                             --------        ---------
PPL Corp.                                      27,780              949
Progress Energy, Inc.                          31,300            1,320
Public Service Co. of New Mexico               18,180              445
Public Service Enterprise Group, Inc.          70,160            2,761
Qwest Communications International, Inc.      244,300            3,164
SBC Communications, Inc.                      257,231            9,803
Sempra Energy                                  97,350            2,278
Sprint Corp. (Fon Group)                      344,000            6,880
Sprint Corp. (PCS Group) (a)                  108,800            2,426
TECO Energy, Inc.                              36,000              927
Telephone & Data Systems, Inc.                    410               36
TXU Corp.                                      84,570            3,877
United States Cellular Corp. (a)                  780               35
UtiliCorp United, Inc.                         14,400              427
Verizon Communications, Inc.                  421,991            1,019
Wisconsin Energy Corp.                         13,800              306
WorldCom, Inc. - MCI Group                     39,900              473
WorldCom, Inc. - WorldCom Group (a)           498,450            6,703
                                                             ---------
                                                               102,612
                                                             ---------

TOTAL COMMON STOCKS
(cost $1,134,725)                                            1,189,415
                                                             ---------

                                            PRINCIPAL
                                              AMOUNT
                                              (000)
                                                $
                                            ---------
SHORT-TERM INVESTMENTS - 4.0%
Frank Russell Investment Company
  Money Market Fund (b)                        43,630           43,630
United States Treasury Bills (c)(d)(f)
  2.070% due 12/20/01                           4,000            3,989
  2.200% due 12/20/01                           2,000            1,994
                                                             ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $49,613)                                                  49,613
                                                             ---------

TOTAL INVESTMENTS - 99.6%
(identified cost $1,184,338)                                 1,239,028

OTHER ASSETS AND LIABILITIES,
 NET - 0.4%                                                      5,449
                                                             ---------
NET ASSETS - 100.0%                                          1,244,477
                                                             =========


                                             NOTIONAL        UNREALIZED
                                              AMOUNT        APPRECIATION
                                               (000)       (DEPRECIATION)
                                                 $             (000)
                                             --------      --------------
FUTURES CONTRACTS

S&P 400 Midcap Index
 expiration date 12/01                         24,373      $       (1,012)

S&P 500 Index
 expiration date 12/01                         31,821              (1,208)
                                                           --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                       $       (2,220)
                                                           ==============

(a) Nonincome-producing security.
(b) At net asset value.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e) Real Estate Investment Trust (REIT).
(f) At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.

                                                     Quantitative Equity Fund 61

QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)

                                                                October 31, 2001

ASSETS
Investments at market (including securities on loan of $36,855), (identified cost $1,184,338) ..........    $  1,239,028
Receivables:
  Dividends ............................................................................................           1,055
  Investments sold .....................................................................................          13,725
  Fund shares sold .....................................................................................           7,179
  Daily variation margin on futures contracts ..........................................................             287
Investment of securities lending collateral in money market funds, at cost and market value ............          38,453
                                                                                                            ------------

    Total assets .......................................................................................       1,299,727

LIABILITIES
Payables:
  Investments purchased ..................................................................... $  14,394
  Fund shares redeemed ......................................................................     1,135
  Accrued fees to affiliates ................................................................     1,095
  Other accrued expenses ....................................................................       173
Payable upon return of securities loaned ....................................................    38,453
                                                                                              ---------
    Total liabilities .................................................................................           55,250
                                                                                                            ------------

NET ASSETS ............................................................................................     $  1,244,477
                                                                                                            ============

NET ASSETS CONSIST OF:
Undistributed net investment income ...................................................................     $      2,055
Accumulated net realized gain (loss) ..................................................................          (31,082)
Unrealized appreciation (depreciation) on:
  Investments .........................................................................................           54,690
  Futures contracts ...................................................................................           (2,220)
Shares of beneficial interest .........................................................................              385
Additional paid-in capital ............................................................................        1,220,649
                                                                                                            ------------

NET ASSETS ............................................................................................     $  1,244,477
                                                                                                            ============
NET ASSET VALUE, offering and redemption price per share:
  Class C ($20,529,736 divided by 643,971 shares of $.01 par value
   shares of beneficial interest outstanding) .........................................................     $      31.88
                                                                                                            ============
  Class E ($23,699,998 divided by 734,140 shares of $.01 par value
   shares of beneficial interest outstanding) .........................................................     $      32.28
                                                                                                            ============
  Class S ($1,200,247,426 divided by 37,088,246 shares of $.01 par value
   shares of beneficial interest outstanding) .........................................................     $      32.36
                                                                                                            ============

See accompanying notes which are an integral part of the financial statements.

62 Quantitative Equity Fund

QUANTITIVE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends .........................................................................................     $   17,473
  Dividends from Money Market Fund ..................................................................          1,984
  Interest ..........................................................................................            180
  Securities Lending Income .........................................................................             79
                                                                                                          ----------

    Total investment income .........................................................................         19,716

EXPENSES
  Advisory fees ......................................................................    $   10,167
  Administrative fees ................................................................           813
  Custodian fees .....................................................................           643
  Distribution fees - Class C ........................................................           152
  Transfer agent fees ................................................................         1,640
  Professional fees ..................................................................            90
  Registration fees ..................................................................           187
  Shareholder servicing fees - Class C ...............................................            51
  Shareholder servicing fees - Class E ...............................................            49
  Trustees' fees .....................................................................            24
  Miscellaneous ......................................................................            97
                                                                                          ----------

  Expenses before reductions .........................................................        13,913
  Expense reductions .................................................................            (4)
                                                                                          ----------
    Expenses, net ...................................................................................         13,909
                                                                                                          ----------
Net investment income ...............................................................................          5,807
                                                                                                          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ........................................................................      (112,977)
  Futures contracts ..................................................................       (14,729)       (127,706)
                                                                                          ----------
Net change in unrealized appreciation (depreciation) on:
  Investments ........................................................................      (264,885)
  Futures contracts ..................................................................          (523)       (265,408)
                                                                                          ----------      ----------

Net realized and unrealized gain (loss) .............................................................       (393,114)
                                                                                                          ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............................................     $ (387,307)
                                                                                                          ==========

  See accompanying notes which are an integral part of the financial statements.

                                                     Quantitative Equity Fund 63

QUANTITATIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     FISCAL YEAR ENDED      TEN MONTHS ENDED        YEAR ENDED
                                                                      OCTOBER 31, 2001      OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                     -----------------      ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .........................................    $           5,807      $          5,293     $           7,449
  Net realized gain (loss).......................................             (127,706)               77,616               255,494
  Net change in unrealized appreciation (depreciation) ..........             (265,408)              (74,342)               17,750
                                                                     -----------------      ----------------     -----------------
    Net increase (decrease) in net assets from operations .......             (387,307)                8,567               280,693
                                                                     -----------------      ----------------     -----------------
DISTRIBUTIONS
  From net investment income
    Class C .....................................................                   --                    --                    (5)
    Class E .....................................................                  (36)                  (21)                  (19)
    Class S .....................................................               (5,720)               (5,016)               (7,550)
  From net realized gain
    Class C .....................................................                 (655)                 (307)               (1,371)
    Class E .....................................................                 (495)                 (170)                 (927)
    Class S .....................................................              (46,194)              (31,384)             (179,302)
                                                                     -----------------      ----------------     -----------------
      Net decrease in net assets from distributions .............              (53,100)              (36,898)             (189,174)
                                                                     -----------------      ----------------     -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions..               92,101                54,493               151,572
                                                                     -----------------      ----------------     -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS......................             (348,306)               26,162               243,091

NET ASSETS
  Beginning of period ...........................................            1,592,783             1,566,621             1,323,530
                                                                     -----------------      ----------------     -----------------
  End of period (including undistributed net investment income of
    $2,055 at October 31, 2001 and $1,369 at October 31, 2000) ..    $       1,244,477      $      1,592,783     $       1,566,621
                                                                     =================      ================     =================

See accompanying notes which are an integral part of the financial statements.

64 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                     2001*       2000**       1999***
                                                                                 ---------      -------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD ........................................    $   43.88      $ 44.94     $   43.02
                                                                                 ---------      -------     ---------
INCOME FROM OPERATIONS
  Net investment income (loss)(a) ...........................................         (.21)        (.22)         (.20)
  Net realized and unrealized gain (loss) ...................................       (10.47)         .07          8.00
                                                                                 ---------      -------     ---------
    Total income from operations ............................................       (10.68)        (.15)         7.80
                                                                                 ---------      -------     ---------
DISTRIBUTIONS
  From net investment income ................................................           --           --          (.04)
  From net realized gain ....................................................        (1.32)        (.91)        (5.84)
                                                                                 ---------      -------     ---------
    Total distributions .....................................................        (1.32)        (.91)        (5.88)
                                                                                 ---------      -------     ---------
NET ASSET VALUE, END OF PERIOD ..............................................    $   31.88      $ 43.88     $   44.94
                                                                                 =========      =======     =========
TOTAL RETURN (%)(b) .........................................................       (24.87)        (.16)        18.89

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..................................       20,530       20,935        13,613

  Ratios to average net assets (%)(c):
    Operating expenses ......................................................         1.98         1.92          1.93
    Net investment income (loss) ............................................         (.57)        (.60)         (.47)

  Portfolio turnover rate (%) ...............................................        85.00        59.25         89.52

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Quantitative Equity Fund 65

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                         YEARS ENDED DECEMBER 31,
                                                                              -------------------------------------------
                                                       2001*       2000**      1999        1998        1997       1996***
                                                     --------     -------     -------     -------     -------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ..............  $  44.17     $ 45.19     $ 42.50     $ 36.80     $ 33.05    $  33.81
                                                     --------     -------     -------     -------     -------    --------
INCOME FROM OPERATIONS
  Net investment income (a) .......................       .07         .06         .13          12         .14         .05
  Net realized and unrealized gain (loss) .........    (10.57)       (.08)       8.50        8.54        9.95        1.87
                                                     --------     -------     -------     -------     -------    --------
    Total income from operations ..................    (10.50)       (.02)       8.63        8.66       10.09        1.92
                                                     --------     -------     -------     -------     -------    --------
DISTRIBUTIONS
  From net investment income ......................      (.07)       (.09)       (.10)       (.16)       (.07)       (.08)
  From net realized gain ..........................     (1.32)       (.91)      (5.84)      (2.80)      (6.27)      (2.60)
                                                     --------     -------     -------     -------     -------    --------
    Total distributions ...........................     (1.39)      (1.00)      (5.94)      (2.96)      (6.34)      (2.68)
                                                     --------     -------     -------     -------     -------    --------
NET ASSET VALUE, END OF PERIOD ....................  $  32.28     $ 44.17     $ 45.19     $ 42.50     $ 36.80    $  33.05
                                                     ========     =======     =======     =======     =======    ========
TOTAL RETURN (%)(b) ...............................    (24.30)        .11        21.1       24.34       31.70        5.91

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ........    23,700      15,314       7,987       7,479       2,344         322

  Ratios to average net assets (%)(c):
    Operating expenses ............................      1.22        1.17        1.18        1.31        1.59        1.65
    Net investment income .........................       .18         .15         .28         .30         .33         .81

  Portfolio turnover rate (%)......................     85.00       59.25       89.52       77.23       87.67       74.33

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

66 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                            YEARS ENDED DECEMBER 31,
                                                                                -------------------------------------------------
                                                         2001*       2000**        1999         1998         1997         1996
                                                      ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...............  $    44.27   $    45.19   $    42.53   $    36.78   $    33.05   $    30.76
                                                      ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS
  Net investment income (a)  .......................         .16          .15          .24          .27          .38          .51
  Net realized and unrealized gain (loss) ..........      (10.59)        (.02)        8.50         8.55        10.00         6.24
                                                      ----------   ----------   ----------   ----------   ----------   ----------
    Total income from operations ...................      (10.43)         .13         8.74         8.82        10.38         6.75
                                                      ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
  From net investment income .......................        (.16)        (.14)        (.24)        (.27)        (.38)        (.51)
  From net realized gain ...........................       (1.32)        (.91)       (5.84)       (2.80)       (6.27)       (3.95)
                                                      ----------   ----------   ----------   ----------   ----------   ----------
    Total distributions ............................       (1.48)       (1.05)       (6.08)       (3.07)       (6.65)       (4.46)
                                                      ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD......................  $    32.36   $    44.27   $    45.19   $    42.53   $    36.78   $    33.05
                                                      ==========   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (%)(b) ................................      (24.11)         .47        21.37        24.82        32.70        23.08

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .........   1,200,247    1,556,534    1,545,021    1,316,051      996,880      663,925

  Ratios to average net assets (%)(c):
    Operating expenses .............................         .98          .92          .93          .91          .91          .93
    Net investment income ..........................         .43          .42          .53          .69         1.04         1.59

  Portfolio turnover rate (%)  .....................       85.00        59.25        89.52        77.23        87.67        74.33

*    For the fiscal year ended October 31, 2001
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                     Quantitative Equity Fund 67

INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)



OBJECTIVE: To provide favorable total return and additional diversification for US investors.

INVESTS IN: Primarily the equity securities of non-US companies in developed foreign markets.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of ten managers with separate and distinct investment approaches. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.

                       GROWTH OF A $10,000 INVESTMENT

Dates       International Securities - Class S        MSCI EAFE**
-----       ----------------------------------        -----------
Inception*               $10,000                        $10,000
1992                     $ 9,214                        $ 8,710
1993                     $12,234                        $12,009
1994                     $13,839                        $13,256
1995                     $13,690                        $13,247
1996                     $15,125                        $14,677
1997                     $15,833                        $15,399
1998                     $16,401                        $16,932
1999                     $19,929                        $20,889
2000                     $20,204                        $20,332
2001                     $15,252                        $15,315

                       YEARLY PERIODS ENDED OCTOBER 31


INTERNATIONAL SECURITIES FUND - CLASS S

 PERIODS ENDED         GROWTH OF        TOTAL
   10/31/01             $10,000         RETURN
--------------        ----------    --------------
1 Year                $    7,549        (24.51)%
5 Years               $   10,083          0.17%(S)
10 Years              $   15,252          4.31%(S)


INTERNATIONAL SECURITIES FUND - CLASS E++

  PERIODS ENDED        GROWTH OF         TOTAL
   10/31/01             $10,000          RETURN
---------------       ----------    --------------
1 Year                $    7,530        (24.70)%
5 Years               $    9,903         (0.19)%(S)
10 Years              $   14,979          4.12%(S)


INTERNATIONAL SECURITIES FUND - CLASS C++++

PERIODS ENDED          GROWTH OF        TOTAL
     10/31/01           $10,000         RETURN
---------------       ----------    --------------
1 Year                $    7,471        (25.29)%
5 Years               $    9,700         (0.61)%(S)
10 Years              $   14,671          3.90%(S)


MSCI EAFE INDEX

PERIODS ENDED          GROWTH OF        TOTAL
   10/31/01             $10,000         RETURN
---------------       -----------   --------------
1 Year                $    7,532        (24.68)%
5 Years               $   10,434          0.85%(S)
10 Years              $   15,315          4.36%(S)


SALOMON SMITH BARNEY BROAD MARKET INDEX (BMI) ex-US +

 PERIODS ENDED         GROWTH OF        TOTAL
   10/31/01             $10,000         RETURN
---------------       -----------   --------------
1 Year                $    7,613         (23.87)%
5 Years               $   10,689           1.34%(S)
10 Years              $   15,610           4.55%(S)

68 International Securities Fund

INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the International Securities Fund Class S, Class E and Class C shares lost 24.51%, 24.70%, and 25.29%, respectively. This compared to the Salomon Smith Barney BMI World ex-US, which lost 23.87%, and the MSCI EAFE Index, which lost 24.68% during the same period.

The Fund's mixed performance was the result of the broad sector rotation experienced during period. This was similar to the US markets' behavior during the year, as both growth managers and value managers enjoyed periods during which their style was favored.

PORTFOLIO HIGHLIGHTS
Over the period, the US dollar was up sharply against the Japanese yen, while declining against both the euro and the British pound.

Sweden and Finland were both down sharply over the year, due in large part to the weakness of the telecommunications sector. Japan also trailed over the period as a result of the country's continuing problems related to the implementation of economic reforms. Although only accounting for a small fraction of the developed market indices, Australia and New Zealand turned in the strongest performance over the year. The UK was the most resilient of the major international marketplaces.

Similar to their counterparts in the US markets, international technology and telecommunications sectors continued the declines that began in 2000. Business services was also a trailing sector, as capital expenditures made by businesses remained weak during the period. Energy, consumer non-durables, and retail were among the leading sectors in the defensive market.

During the second quarter, the Fund's manager lineup was modified, as market-oriented growth manager Capital International replaced Montgomery Asset Management. This addition brings a broader, more diversified core growth manager to the Fund.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                             October 31, 2001

GlaxoSmithKline PLC (United Kingdom)                                   1.5%
Vodafone Group PLC (United Kingdom)                                    1.5
TotalFinaElf SA Class B (France)                                       1.3
Rhone-Poulenc SA Class A - ADR (France)                                1.0
Canon, Inc. (Japan)                                                    1.0
Novartis AG (Reqd) (Switzerland)                                       0.9
ENI SPA (Italy)                                                        0.9
BAE Systems PLC (United Kingdom)                                       0.8
Sanofi-Synthelabo SA (France)                                          0.8
E.On AG (Germany)                                                      0.8

PORTFOLIO CHARACTERISTICS

                                                                October 31, 2001

Current P/E Ratio                                                          14.1x
Portfolio Price/Book Ratio                                                 1.86x
Market Capitalization - $-Weighted Average                             31.10 Bil
Number of Holdings                                                           733

MONEY MANAGERS                                                       STYLES

Alliance Capital Management, LP - Bernstein                          Value
 Investment Research & Management Unit                               Value
Capital International, Inc.                                          Growth
Delaware International Advisers, Ltd.                                Value
Driehaus Capital Management, Inc.                                    Growth
Fidelity Management & Research Co.                                   Growth
J.P. Morgan Investment Management, Inc.                              Value
Marvin & Palmer Associates, Inc.                                     Growth
Mastholm Asset Management, LLC                                       Growth
Oechsle International Advisors, LLC                                  Growth
The Boston Company Asset Management, LLC                             Value

* International Securities Fund Class S assumes initial investment on November 1, 1991.

**   Morgan Stanley Capital International Europe, Australia, Far East (MSCI
     EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

++ International Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ International Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

                                                International Securities Fund 69

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES            $
                                                 ---------        ------
COMMON STOCKS - 91.2%
AUSTRALIA - 3.1%
Amcor, Ltd.                                        540,695         1,792
AMP, Ltd.                                           46,446           422
Austereo Group, Ltd.                                12,264            13
Australia & New Zealand Bank
 Group, Ltd.                                       157,600         1,414
Australian Gas & Light Co.                          12,223            55
Australian Stock Exchange, Ltd.                      2,600            15
Billabong International, Ltd.                        9,000            36
Brambles Industries, Ltd.                           21,551           118
Broken Hill Proprietary Co.                        761,521         3,420
Coca Cola Amatil, Ltd.                              30,127            76
Cochlear, Ltd.                                       7,325           186
Coles Myer, Ltd.                                    59,430           227
Commonwealth Bank of Australia                      41,625           624
CSR, Ltd.                                          409,010         1,298
Fairfax (John) Holdings, Ltd.                       11,600            20
Foster's Brewing Group, Ltd.                     1,277,092         3,109
Goodman Fielder Wattie                             626,959           445
Harvey Norman Holdings, Ltd.                        18,110            30
Leighton Holdings, Ltd. Class A                     11,300            56
Lend Lease Corp.                                     3,700            21
Lion Nathan, Ltd.                                  129,021           280
M.I.M. Holdings, Ltd.                              300,000           148
Mayne Nickless, Ltd.                               189,985           712
National Australia Bank, Ltd.                      355,521         5,466
National Foods, Ltd.                                 9,100            12
News Corp., Ltd.                                    80,352           553
News Corp., Ltd. - ADR                               5,600           154
Oil Search, Ltd. (Australia Regd) (a)                8,900             5
Orica, Ltd.                                        174,924           406
Paperlinx, Ltd.                                    142,198           300
Publishing Broadcasting, Ltd.                        5,300            24
Qantas Airways, Ltd.                                47,400            94
QBE Insurance Group, Ltd. Rights (a)                 9,171             7
QBE Insurance Group, Ltd.                          149,052           519
Rio Tinto, Ltd.                                      5,400            87
Santos, Ltd.                                       424,400         1,357
Southcorp Holdings, Ltd.                            89,300           327
Suncorp-Metway, Ltd.                                 6,240            42
Tabcorp. Holdings, Ltd.                             38,000           191
Telstra Corp., Ltd.                                166,403           416
Wesfarmers, Ltd.                                     6,500            97
Westfield Holdings, Ltd.                             8,700            74
Westpac Banking Corp.                               27,800           207
WMC, Ltd.                                           95,284           446
Woolworths, Ltd.                                   208,660         1,189
                                                                  ------
                                                                  26,490
                                                                  ------
AUSTRIA - 0.1%
Erste Bank der Oesterreichischen
 Sparkassen AG                                       4,200           185
OMV AG                                               1,500           113
Voest-Alpine Stahl AG                               11,000           292
                                                                  ------
                                                                     590
                                                                  ------
BELGIUM - 0.6%
Delhaize Le Lion SA                                 11,712           643
Dexia (a)                                          120,270         1,854
Dexia Strip VVPR (a)                                81,850             1
Electrabel                                           5,400         1,128
Interbrew                                           25,748           668
UCB SA                                              13,400           510
                                                                  ------
                                                                   4,804
                                                                  ------

BERMUDA - 0.3%
Accenture, Ltd. New (a)                             32,500           571
PartnerRe, Ltd.                                      8,900           414
RenaissanceRe Holdings, Ltd.                        10,100           974
XL Capital, Ltd. Class A                             7,300           634
                                                                  ------
                                                                   2,593
                                                                  ------
CANADA - 3.2%
Abitibi-Consolidated, Inc.                          42,900           262
Alberta Energy Co., Ltd.                             7,170           282
Alcan Aluminum, Ltd.                                12,500           384
ATI Technologies, Inc. (a)                         117,508           973
Bank of Montreal                                   104,877         2,238
Bank of Nova Scotia                                 13,980           386
Barrick Gold Corp.                                   8,780           137
BCE, Inc.                                           31,470           694
Biovail Corp. (a)                                   16,915           799
Bombardier, Inc. Class B                            87,992           571
Brascan Corp.                                        2,430            36
Canadian Imperial Bank of Commerce                   5,730           176
Canadian National Railway Co.                       27,000         1,082
Canadian Natural Resources, Ltd.                     3,706           157
Canadian Tire Corp. Class A                          1,800            26
Celestica, Inc. (a)                                  8,930           309
CGI Group, Inc. Class A (a)                         13,400            86
Cott Corp. (a)                                      20,669           289
CP Railway, Ltd. (a)                                 5,750            97
CP Ships, Ltd. (a)                                   2,125            21
Dofasco, Inc.                                       27,601           391
Enbridge, Inc.                                       3,270            91
Fairmont Hotels & Resorts, Inc. (a)                  3,345            60
Fording, Inc. (a)                                    1,411            22
Geac Computer Corp., Ltd. (a)                       17,060            51

70 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                     OF            (000)
                                                   SHARES            $
                                                 ---------        ------
Genesis Microchip, Inc. (a)                         21,015           971
George Weston, Ltd.                                  6,490           401
Imperial Oil, Ltd.                                  16,750           465
Leitch Technology Corp. (a)                         35,400           187
Loblaw Cos., Ltd.                                    1,490            46
Magna International, Inc. Class A                   18,520           980
Manulife Financial Corp.                             7,710           191
Molson Cos., Ltd. Class A                            8,750           135
Nexen, Inc.                                          2,340            48
Nortel Networks Corp.                              284,372         1,657
Optimal Robotics Corp. (a)                          16,460           485
PanCanadian Energy Corp. (a)                         7,714           215
Petro-Canada                                        25,170           648
Placer Dome, Inc.                                    9,070           105
Power Corp. of Canada                                3,950            85
Power Financial Corp.                                7,580           157
Precision Drilling Corp. (a)                        58,830         1,493
QLT PhotoTherapeutics, Inc. (a)                     24,230           556
Quebecor World, Inc.                                28,600           554
Rio Alto Exploration, Ltd. (a)                       3,430            54
Rogers Communications, Inc. Class B (a)              2,830            38
Royal Bank of Canada                                40,730         1,201
SNC-Lavalin Group, Inc.                              2,130            32
Sun Life Financial Services, Inc.                    6,630           138
Suncor, Inc.                                        28,851           880
Talisman Energy, Inc.                              108,180         3,808
TD Waterhouse Group, Inc. (a)                        7,980            75
Thomson Corp. (The)                                 40,140         1,121
Toronto Dominion Bank (The)                          2,500            57
TransAlta Corp.                                     22,300           320
TransCanada Pipelines, Ltd.                         10,530           136
Trizec Hahn Corp. Sub Voting                         5,090            81
Westcoast Energy, Inc.                               3,365            89
                                                                  ------
                                                                  27,029
                                                                  ------
CAYMAN ISLANDS - 0.1%
02Micro International, Ltd. (a)                     33,628           484
                                                                  ------
CHINA - 0.1%
Huaneng Power International, Inc.
 Class H                                           492,000           303
PetroChina Co., Ltd. Class H                     1,438,000           271
                                                                  ------
                                                                     574
                                                                  ------
DENMARK - 0.3%
Danske Bank AS                                      14,053           208
ISS AS (a)                                          15,212           717
Novo Nordisk AS Series B (a)                        35,152         1,423
Tele Danmark AS                                      5,000           172
                                                                  ------
                                                                   2,520
                                                                  ------
FINLAND - 1.7%
America Group Class A                                4,500           111
Kesko Oyj                                           76,352           635
Nokia Corp. - ADR                                   35,800           734
Nokia Oyj                                          280,078         5,852
Sampo Insurance Co., Ltd. Series A                 209,843         1,887
Sonera Group Oyj                                    34,600           197
Stora Enso Oyj Series R                             80,963           983
UPM-Kymmene Oyj                                    113,321         3,681
                                                                  ------
                                                                  14,080
                                                                  ------
FRANCE - 10.3%
Accor SA                                             6,300           198
Alcatel SA                                          97,305         1,468
Alstom                                             131,925         2,015
Assurances Generales de France                      39,904         1,841
Atos Origin (a)                                      4,359           318
AXA (a)                                             59,653         1,304
Banque Nationale Paris                              68,840         5,721
Bouygues SA                                         33,100         1,012
Cap Gemini Sogeti                                    6,000           337
Carrefour SA                                        78,574         4,018
Castorama Dubois Investissement SA (a)               5,203           248
Compagnie de Saint Gobain                           27,874         3,874
Credit Lyonnais                                     12,232           428
European Aeronautic Defence and
 Space Co.                                         133,099         1,544
France Telecom SA                                   15,400           574
France Telecom SA - ADR                              5,800           217
Groupe Air France                                   53,046           611
Groupe Danone                                        6,062           701
Havas Advertising SA                                26,000           193
L'Air Liquide SA                                     4,361           588
L'Oreal SA                                          14,378           992
Lafarge SA                                          13,891         1,233
Lagardere SCA                                        4,392           155
LVMH Louis Vuitton Moet Hennessy                     9,000           317
Michelin (Cie Gen) Class B                          53,439         1,650
Orange SA (a)                                      304,942         2,469
Pechiney International Class A                       3,311           152
Pernod-Ricard                                        8,563           599
Pinault-Printemps-Redoute SA                         1,519           175
PSA Peugeot Citroen (a)                             45,211         1,836
Remy Cointreau SA                                    4,300            91
Renault (Regie Nationale)                            9,537           290
Rhone-Poulenc SA Class A - ADR                     117,090         8,610
Sanofi-Synthelabo SA                               101,240         6,670
Schneider Electric SA                               35,725         1,429
Scor SA                                              9,000           301
Societe BIC SA                                       5,700           175

                                                International Securities Fund 71

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF            (000)
                                                   SHARES            $
                                                 ---------        ------
Societe Generale Series A                           86,258         4,310
Societe Television Francaise 1                      35,750           803
STMicroelectronics                                  46,400         1,310
Suez SA (a)                                        155,216         4,877
Thomson Multimedia (a)                              33,000           787
TotalFinaElf SA - ADR                               33,036         2,304
TotalFinaElf SA Class B                             74,526        10,456
Usinor SA                                          122,739         1,291
Valeo SA                                            27,225           931
Vivendi Environment                                 23,619           907
Vivendi Universal SA                                87,108         4,065
                                                                  ------
                                                                  86,395
                                                                  ------
GERMANY - 6.0%
Adidas-Salomon AG                                    7,750           437
Aixtron AG                                          10,600           199
Allianz AG (Regd)                                   19,164         4,513
Altana AG                                           12,905           604
AMB - Aachener & Muenchener
 Beteiligungs AG                                     1,900           204
BASF AG                                             51,115         1,729
Bayer AG                                           150,456         4,466
Bayerische Hypo - und Vereinsbank AG                91,506         2,821
Bayerische Motoren Werke AG                          8,700           259
Beiersdorf AG                                          955           107
Commerzbank AG                                      96,967         1,609
Continental AG                                      33,300           339
DaimlerChrysler AG                                  51,326         1,789
Deutsche Bank AG                                    21,755         1,209
Deutsche Lufthansa AG                               62,114           654
Deutsche Pfandbrief &
 Hypothekenbank AG                                   7,000           406
Deutsche Post AG New                               114,891         1,649
Deutsche Telekom AG                                 35,696           552
E.On AG                                            126,443         6,585
Epcos AG                                             3,900           168
Fraport AG (a)                                       8,300           157
Fresenius Medical Care AG                            2,415           150
Hannover Rueckversicherungs AG                       6,100           342
Infineon Technologies AG                           105,168         1,584
Jenoptik AG                                          4,906            79
Karstadt AG                                         23,100           742
Mannheimer Aktiengesellschaft                        3,700           178
Marschollek, Lautenschlaeger and
 Partner AG                                          1,600           107
Medion AG                                            8,800           308
Metallgesellschaft AG                               70,093           535
Metro AG                                            17,200           565
Muenchener Rueckversicherungs-
 Gesellschaft AG                                    14,786         3,903
RWE AG                                              75,050         2,963
SAP AG                                               9,468           979
Schering AG                                         59,304         3,059
Siemens AG                                          44,666         2,162
Software AG                                          3,093           123
Stada Arzneimittel AG                                8,300           230
Volkswagen AG                                       53,157         2,036
                                                                  ------
                                                                  50,501
                                                                  ------
GREECE - 0.3%
Hellenic Telecommunication
 Organization SA - ADR                             200,578         1,649
Hellenic Telecommunication
 Organization SA - GDR                              36,510           591
Titan Cement Co. SA                                 12,015           393
                                                                  ------
                                                                   2,633
                                                                  ------
HONG KONG - 2.1%
Asia Satellite Telecommunications
 Holdings, Ltd.                                     10,000            13
Cathay Pacific Airways                              22,000            22
Cheung Kong Holdings, Ltd.                         131,800         1,115
China Everbright - IHD Pacific Ltd.                444,000           307
China Mobile (Hong Kong), Ltd. (a)                 187,000           567
Citic Pacific, Ltd.                                  8,000            16
CLP Holdings, Ltd.                                  76,880           290
CNOOC, Ltd.                                      1,306,000         1,281
Dairy Farm International
 Holdings, Ltd. (a)                                 37,800            23
Esprit Holdings, Ltd.                               36,000            38
Guoco Group, Ltd.                                    4,000            27
Hang Seng Bank                                      61,900           621
Henderson Land Development Co., Ltd.                15,000            48
Hong Kong & China Gas Co., Ltd.                     72,000            90
Hong Kong Electric Holding, Ltd.                   720,000         2,732
Hong Kong Exchanges & Clearing Ltd.                742,000           999
Hong Kong Land Holdings, Ltd. - ADR (a)            100,000           161
Hutchison Whampoa, Ltd.                            248,330         2,006
Jardine Matheson Holdings, Ltd. - ADR (a)          214,100         1,199
JCG Holdings, Ltd.                                  60,400            34
Johnson Electric Holdings, Ltd.                    157,000           137
Kerry Properties, Ltd.                             350,000           274
Li & Fung, Ltd.                                    276,600           264
MTR Corporation, Ltd.                              145,000           190
Pacific Century CyberWorks, Ltd. (a)               125,646            33
Shangri-La Asia, Ltd.                              183,000           106
Sun Hung Kai Properties, Ltd.                      362,600         2,231
Swire Pacific, Ltd. Class A                        331,800         1,382
Television Broadcast                                22,000            65
Wharf Holdings                                     840,862         1,553
Wing Hang Bank, Ltd.                                13,200            40
                                                                  ------
                                                                  17,864
                                                                  ------

72 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER         VALUE
                                                      OF           (000)
                                                    SHARES           $
                                                 ---------        ------
IRELAND - 0.8%
Allied Irish Banks                                  80,500           780
Bank of Ireland (a)                                414,570         3,699
CRH PLC                                             96,015         1,487
Irish Life & Permanent PLC                          27,000           285
Ryanair Holdings PLC (a)                            40,440           371
Ryanair Holdings PLC - ADR (a)                      11,137           521
                                                                  ------
                                                                   7,143
                                                                  ------
ISRAEL - 0.2%
Lumenis, Ltd. (a)                                   27,319           544
Taro Pharmaceutical
 Industries, Ltd. (a)                               17,585           740
Teva Pharmaceutical
 Industries, Ltd. - ADR                              8,628           533
                                                                  ------
                                                                   1,817
                                                                  ------
ITALY - 3.5%
Assicurazioni Generali SPA                          38,300         1,049
Autostrade SPA                                      60,127           377
Banca Nazionale del Lavoro                         903,983         1,992
Banca Popolare di Bergamo CV                        70,621         1,080
Bauca Intesa SPA                                   850,800         1,990
Benetton Group SPA (a)                              11,730           115
Bulgari SPA                                         40,952           313
ENI SPA (a)                                        590,439         7,392
Fiat SPA di Risp                                    17,930           185
Fiat SPA                                            99,570         1,621
Finmeccanica SPA (a)                             2,071,110         1,643
Italgas SPA                                         35,664           302
Luxottica Group SPA                                 19,295           307
Mediaset SPA                                       275,491         1,796
Mediolanum SPA                                      45,468           352
Parmalat Finanziaria SPA (a)                       539,760         1,442
San Paolo - IMI SPA                                158,650         1,665
Telecom Italia Mobile SPA                          347,004         1,889
Telecom Italia SPA                                  61,388           512
Telecom Italia SPA di Risp                         562,613         2,724
Unicredito Italiano SPA                            204,507           754
                                                                  ------
                                                                  29,500
                                                                  ------
JAPAN - 17.8%
77th Bank, Ltd. (The)                              213,000         1,111
Acom Co., Ltd.                                      15,400         1,284
ADERANS Co., Ltd.                                    2,200            79
Advantest Corp.                                     13,600           699
Aiful Corp.                                         24,200         1,896
Aioi Insurance Co., Ltd.                            91,000           293
Aisin Seiki Co., Ltd.                               10,000           124
Alps Electric Co.                                   11,000            70
Aoyama Trading Co.                                   7,500            90
Asahi Breweries, Ltd.                               69,000           720
Asahi Chemical Industrial                           42,000           138
Bank of Yokohama, Ltd.                               2,000             7
Bridgestone Tire Corp.                             283,000         2,665
Canon, Inc.                                        293,000         8,512
Capcom Co.                                           2,600            71
Central Glass Co., Ltd.                             26,000           141
Chubu Electric Power Co., Inc.                       8,000           172
Chugai Pharmaceutical Co., Ltd.                     49,000           715
Citizen Watch Co., Ltd.                             12,000            63
Credit Saison Co.                                  120,550         2,882
CSK Corp., Ltd.                                     10,700           272
Dai Ichi Pharmaceutical Co.                         73,000         1,713
Dainippon Pharmaceutical Co., Ltd.                   7,000            81
Daito Trust Construction Co., Ltd.                  31,250           534
Daiwa House Industries Co.                         191,000         1,287
Daiwa Securities Group, Inc.                       122,000           796
DDI Corp.                                              275           725
Dowa Mining Co.                                     34,000           128
East Japan Railway Co.                                  56           326
Eisai Co., Ltd.                                     70,000         1,788
Fanuc Co.                                            6,400           266
Fuji Heavy Industries, Ltd.                        192,000           938
Fuji Machine Manufacturing Co.                      41,200           535
Fuji Photo Film Co.                                 36,000         1,187
Fuji Television Network, Inc.                           45           196
Fujisawa Pharmaceutical Co., Ltd.                    4,000            96
Fujitsu, Ltd.                                       40,000           296
Funai Electric Co., Ltd.                             2,600           145
Furukawa Electric Co.                               10,000            58
Futaba Corp.                                        15,700           376
Gunze, Ltd.                                         36,000           121
Heiwa Corp.                                          7,000           134
Hino Motors, Ltd. (a)                               45,000           163
Hirose Electric Co., Ltd.                            3,300           242
Hitachi Chemical Co., Ltd.                          18,700           152
Hitachi Maxell, Ltd.                                24,000           316
Hitachi, Ltd.                                      412,000         2,807
Honda Motor Co., Ltd.                              154,300         5,528
Hosiden Electronics                                  6,000            98
Hoya Corp.                                           8,300           495
Ines Corp.                                           7,900            72
Intelligent Wave, Inc.                                  16           366
Ishikawajima-Harima Heavy
 Industries Co., Ltd.                               60,000           111
Ito Yokado Co., Ltd.                                23,000         1,014
Itochu Corp.                                       162,000           475
JAFCO Co., Ltd.                                      1,400            90
Japan Air Lines Co.                                 60,000           147
Japan Real Estate Investment Corp.
 New (a)(e)                                             18            80

                                                International Securities Fund 73

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                 ---------        ------
Japan Synthetic Rubber                              20,000           122
Japan Telecom Co., Ltd.                                 20            63
JGC Corp.                                           21,000           149
Jusco Co.                                           27,000           578
Kao Corp.                                          142,000         3,360
Kawasaki Steel Corp.                               245,000           246
Keyence Corp.                                        1,600           244
Kobayashi Pharmaceutical Co., Ltd.                   1,800            73
Konami Co., Ltd.                                    35,200         1,094
Konica Corp.                                        20,000           103
Kubota Corp.                                        50,000           158
Kuraray Co., Ltd.                                   17,000           106
Kyocera Corp.                                       19,600         1,332
Kyushu Electric Power Co.                           25,500           462
Lawson, Inc. (144A)                                 58,900         2,072
Mabuchi Motor Co., Ltd.                             23,400         1,929
MACNICA, Inc.                                        3,200           105
Marubeni Corp. (a)                                 939,000         1,042
Marui Co., Ltd.                                     12,000           162
Matsumotokiyoshi Co., Ltd.                          42,900         1,792
Matsushita Communication                             4,700           132
Matsushita Electric Industrial Co., Ltd.           316,000         3,739
Minebea Co., Ltd.                                  213,000         1,105
Mitsubishi Chemical                                172,000           368
Mitsubishi Corp.                                    79,000           605
Mitsubishi Electric Corp.                          208,000           747
Mitsubishi Estate Co., Ltd.                        122,000         1,192
Mitsubishi Heavy Industries                        161,000           541
Mitsubishi Tokyo Financial
 Group, Inc. (a)                                        99           735
Mitsui & Co., Ltd.                                  42,000           247
Mitsui Fudosan Co., Ltd.                           145,000         1,471
Mitsui Marine & Fire Insurance Co., Ltd.           123,670           686
Mitsui Mining & Smelting Co., Ltd.                  41,000           123
Mitsui O.S.K. Lines, Ltd.                          570,000         1,372
Mitsui Petrochemical Industry                       24,000            78
Mitsui Soko Co.                                     17,000            43
Mitsumi Electric Co., Ltd.                           8,900           108
Mizuho Holdings, Inc.                                  219           661
Murata Manufacturing Co., Ltd.                      63,400         3,973
Namco, Ltd. (a)                                      6,400           117
NEC Corp.                                          142,000         1,286
NGK Insulators, Ltd.                                13,000           105
Nichicon Corp.                                      27,900           300
Nichido Fire & Marine Insurance
 Co., Ltd. (The)                                   172,000           964
Nichirei Corp.                                     133,000           396
NIDEC Corp.                                          2,200            86
Nikko Securities Co., Ltd.                         195,000         1,052
Nikon Corp.                                         37,000           284
Nintendo Co., Ltd.                                  17,900         2,758
Nippon Comsys Corp.                                  2,000            16
Nippon Express Co., Ltd.                           455,000         1,645
Nippon Foundry, Inc. (a)                                16            97
Nippon Meat Packers, Inc.                           25,000           227
Nippon Telegraph & Telephone Corp.                     249         1,024
Nippon Unipac Holding                                   30           149
Nippon Yusen Kabushiki Kaisha                       73,000           249
Nishimatsu Construction Co., Ltd.                  126,400           488
Nissan Chemical Industries, Ltd.                    30,000           174
Nissan Motor Co., Ltd.                             981,000         4,323
Nitto Denko Corp.                                    6,900           117
NOK Corp.                                           15,000            71
Nomura Securities Co., Ltd.                        224,000         2,943
NTT Mobile Communication
 Network, Inc.                                         349         4,728
Office Building Fund of Japan, Inc. (a)(e)              16            75
Oji Paper Co., Ltd.                                152,000           742
Oki Electric Industries                             24,000            85
Olympus Optical Co.                                 37,000           549
Omron Corp.                                         11,000           140
Oriental Land Co., Ltd.                              3,200           236
Orix Corp.                                           7,700           673
Promise Co., Ltd.                                    6,900           446
Ricoh Co., Ltd.                                     37,000           616
Rinnai Corp.                                        82,000         1,623
Rohm Co.                                            25,540         2,716
Sanix, Inc.                                          3,500           154
Sankyo Co., Ltd.                                    29,000           563
Sankyo Co., Ltd. GUNMA                               3,900           129
Secom Co.                                            2,000           104
Sega Enterprises (a)                                32,400           631
Seino Transportation Co., Ltd.                      15,000            74
Sekisui House, Ltd.                                 42,000           338
Seven-Eleven Japan Co., Ltd.                         2,000            87
Sharp Corp.                                        163,000         1,684
Shimachu Co., Ltd.                                   7,900           117
Shin-Etsu Chemical Co., Ltd.                        93,850         3,086
Shohkoh Fund & Co., Ltd.                            11,270         1,383
Skylark Co.                                          4,000           101
SMC Corp.                                            1,900           164
Snow Brand Milk Products Co., Ltd. (a)              15,000            35
Sony Corp.                                          45,900         1,734
Sony Corp. - ADR                                       700            27
Stanley Electric Co., Ltd.                          21,000           164
Starbucks Coffee Japan, Ltd. New (a)                   130            76
Sumisho Lease Co., Ltd.                              7,000           106
Sumitomo Bakelite Co., Ltd.                        144,000           908
Sumitomo Mitsui Banking Corp.                      177,000         1,093
Sumitomo Realty &
 Development Co., Ltd.                              45,000           306
Sumitomo Trust & Banking Co., Ltd.                 110,000           612

74 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                 ---------       -------
Suruga Bank, Ltd.                                   19,000           132
Suzuki Motor Corp.                                  40,000           410
Taiyo Yuden Co., Ltd.                                8,000           108
Takashimaya Co.                                     18,000           126
Takeda Chemical Industries, Ltd.                    71,000         3,436
Takefuji Corp.                                      39,100         3,242
Tanabe Seiyaku Co.                                  11,000           118
TDK Corp.                                           22,200           985
Teijin, Ltd.                                        17,000            67
Terumo Corp.                                         9,600           159
THK Co., Ltd.                                       25,900           346
Toda Corp.                                          36,000           122
Toho Bank, Ltd.                                      7,000            21
Tohoku Electric Power                               66,400         1,168
Tokio Marine & Fire Insurance Co.                   39,000           319
Tokuyama Corp.                                       3,000             9
Tokyo Electric Power                                73,000         1,811
Tokyo Electron, Ltd.                                52,500         2,155
Tokyo Gas Co.                                      462,000         1,436
Tokyo Seimitsu Co., Ltd.                             7,100           171
Tokyu Corp.                                         78,500           354
Toppan Printing Co., Ltd.                           14,000           130
Toray Industries, Inc.                              94,000           259
Tostem Corp.                                        22,000           305
Toyoda Gosei Co., Ltd.                               9,300           121
Toyota Motor Corp.                                  76,600         1,856
Toyota Tsusho Corp.                                 18,000            85
UBE Industries, Ltd.                                88,000           139
UFJ Holdings, Inc. (a)                                 169           753
Uni-Charm Corp.                                     16,700           431
Ushio, Inc.                                         18,000           224
Wacoal Corp.                                         7,000            70
West Japan Railway Co.                                 293         1,605
World Co., Ltd.                                      3,600           120
Yakult Honsha Co., Ltd.                             18,000           175
Yamaha Corp.                                        50,000           396
Yamaha Motor Co.                                    93,000           579
Yamanouchi Pharmaceutical Co., Ltd.                 37,000         1,097
Yamato Transport Co., Ltd.                           6,000           112
Yokogawa Electric Co.                               23,000           170
Yokohama Rubber Co., Ltd. (a)                       24,000            53
Yoshitomi Pharmaceutical Ind., Ltd.                  6,000            71
                                                                 -------
                                                                 149,626
                                                                 -------
LUXEMBOURG - 0.1%
Thiel Logistik AG New                               27,900           523
                                                                 -------
MALAYSIA - 0.0%
Perusahaan Otomobil Nasional Berhad                 19,195            28
                                                                 -------
MEXICO - 0.7%
America Movil SA de CV - ADR                       100,555         1,508
Cemex SA de CV                                      73,500           337
Telefonos de Mexico SA Series L - ADR               67,100         2,285
Wal-Mart de Mexico SA de CV Series V               632,405         1,508
                                                                 -------
                                                                   5,638
                                                                 -------
NETHERLANDS - 6.4%
ABN Amro Holding                                   150,951         2,303
Aegon                                               72,496         1,819
AKZO Nobel                                          36,885         1,511
ASM Lithography Holding (a)                         68,900           992
Bols Wessanen CVA                                   67,200           617
Buhrmann                                            85,677           540
Draka Holding                                        6,329           245
DSM                                                 61,400         1,996
Elsevier                                           154,000         1,788
Euronext New (a)                                    29,839           498
Fortis (NL)                                         98,012         2,319
Getronics                                           34,547            92
Hagemeyer                                           14,300           205
Heineken                                            57,050         2,096
Heineken Holding NV Class A                          6,156           163
Hunter Douglas                                      43,741           993
IHC Caland                                           3,762           188
ING Groep                                          214,666         5,348
ING Groep - ADR                                      2,900            72
Koninklijke (Royal) Philips
 Electronics NV                                    234,722         5,320
Koninklijke Ahold                                  193,199         5,432
Koninklijke KPN (a)                                234,995           909
Koninklijke Numico                                  27,427           715
Koninklijke Vopak NV                                 5,052            78
Nutreco Holding                                     13,222           482
Royal Dutch Petroleum Co.                          107,713         5,474
Stork                                               79,821           646
TNT Post Group                                      13,041           255
Unilever                                            62,531         3,273
Vedior                                              98,656           905
Vendex                                              43,900           330
Verenigde Nederlandse
 Uitgeversbedrijven VNU                            108,455         3,161
Wolters Kluwer                                     141,456         2,967
                                                                 -------
                                                                  53,732
                                                                 -------
NEW ZEALAND - 0.3%
Carter Holt Harvey                                 710,381           419
Telecom Corp. of New Zealand, Ltd.               1,251,763         2,390
Warehouse Group, Ltd. (The)                          8,700            23
                                                                 -------
                                                                   2,832
                                                                 -------

                                                International Securities Fund 75

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                 ---------        ------
NORWAY - 0.5%
Den Norske Creditbank ASA                          103,908           392
Norsk Hydro AS                                      34,970         1,332
Norske Skogindustrier ASA Class A                   10,000           156
Orkla ASA Class A                                    4,285            71
Sparebanken NOR                                      8,000           224
Statoil ASA (a)                                    194,530         1,345
Tandberg ASA (a)                                    39,100           701
Telenor AS                                          32,246           124
Tomra Systems ASA                                   22,082           220
                                                                  ------
                                                                   4,565
                                                                  ------
PORTUGAL - 0.3%
Electricidade de Portugal SA                       464,090         1,115
Portugal Telecom SA (a)                            193,461         1,530
Telecel - Comunicacoes Pessoais SA (a)              16,188           114
                                                                  ------
                                                                   2,759
                                                                  ------
RUSSIA - 0.1%
Lukoil Oil Co. - ADR                                16,065           710
                                                                  ------
SINGAPORE - 0.9%
Capitaland, Ltd.                                    19,000            14
Chartered Semiconductor
 Manufacturing, Ltd. (a)                            57,000           109
City Developments                                   45,400           103
Creative Technology, Ltd.                           76,300           469
Datacraft Asia, Ltd. (a)                            18,576            60
DBS Group Holdings, Ltd.                           528,885         3,018
Great Eastern Holdings, Ltd.                         5,000            25
Keppel Corp.                                       110,000           191
Oversea-Chinese Banking Corp., Ltd.                217,120         1,251
Overseas Union Bank                                 25,000           132
Singapore Airlines, Ltd. (Alien Market)             67,800           314
Singapore Press Holdings, Ltd.                      18,100           157
Singapore Technologies Engineering, Ltd.            76,800            87
Singapore Telecommunications, Ltd.               1,072,000         1,018
Singapore Telecommunications, Ltd. (a)              12,080            11
United Overseas Bank, Ltd.                         166,293           930
                                                                  ------
                                                                   7,889
                                                                  ------
SOUTH KOREA - 0.7%
Hana Bank                                          108,440           844
Hyundai Motor Co., Ltd.                             16,500           266
Kookmin Bank                                        57,490           891
Korea Telecom Corp. - ADR                           36,000           750
Samsung Electronics Co., Ltd.                        3,250           437
Samsung Electronics Co., Ltd. - GDR (a)             11,120           838
SK Telecom Co., Ltd. - ADR                          67,000         1,412
Woongjin.com Co., Ltd.                              42,590           199
                                                                  ------
                                                                   5,637
                                                                  ------
SPAIN - 2.9%
Acerinox SA                                          7,450           233
Altadis SA                                          76,100         1,249
Amadeus Global Travel Distribution SA
 Class A                                            32,846           178
Arceralia Corporacion Siderurgica SA                32,800           380
Banco Bilbao Vizcaya SA                            144,629         1,617
Banco Popular Espanol SA                            16,117           541
Banco Santander Central Hispano SA                 375,458         2,887
Centros Commerciales Pryca SA                       31,982           392
Endesa SA                                          167,165         2,556
Fomento de Construcciones y
 Contratas SA                                       26,555           572
Grupo Dragados SA                                   27,800           337
Iberdrola SA                                       235,426         3,233
Industria de Diseno Textil SA (a)                   60,695         1,130
Promotora de Informaciones SA (Prisa)               39,900           334
Recoletos Compania Editorial SA                     49,800           176
Repsol SA - ADR                                    145,516         2,111
Repsol YPF SA                                      104,730         1,518
Telefonica SA (a)                                  441,723         5,301
                                                                  ------
                                                                  24,745
                                                                  ------
SWEDEN - 0.9%
Assa Abloy AB Series B                              86,667           987
Autoliv, Inc.                                       64,797         1,024
Electrolux AB Series B                              53,000           636
Eniro AB                                            25,768           180
Foreningssparbanken AB Series A                     40,000           401
Getinge Industrier AB Class B                       11,000           152
Hennes & Mauritz AB                                 37,515           656
Investor AB Class B                                 59,540           581
Mo och Domsjo AB Series B                            6,500           140
Nordic Baltic Holding AB                           135,100           597
Securitas AB Series B                               16,000           266
Skandia Forsakrings AB                                 764             5
Stora Enso Oyj Series R                             12,659           152
Svenska Handelsbanken AB Series A                   45,651           563
Swedish Match Co.                                   59,925           308
Tele2 AB Series B (a)                               13,645           420
Telefonaktiebolaget LM Ericsson AB
 Series B                                          163,485           707
                                                                  ------
                                                                   7,775
                                                                  ------
SWITZERLAND - 4.9%
Adecco SA (a)                                        1,493            66
Baloise Holdings, Ltd. (a)                          11,200           918
Barry Callebaut AG (Regd)                           10,850         1,068
Card Guard Scientific Survival Ltd. (a)              2,400            92
Clariant AG (a)                                     76,930         1,249
Credit Suisse Group (a)                             68,724         2,509

76 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                                                MARKET
                                                  NUMBER        VALUE
                                                    OF          (000)
                                                  SHARES          $
                                                 --------      --------
Givaudan AG (Regd)                                  2,552           780
Holcim, Ltd. (a)                                    8,533           339
Holcim, Ltd. Series B (a)                           1,000           192
Kuoni Reisen AG Series B                              506            95
Nestle SA (a)                                      21,069         4,368
Novartis AG (a)                                   205,352         7,679
Richemont Series A                                    630         1,252
Roche Holding AG (a)                               61,159         4,235
Serono SA Series B                                    564           445
Swiss Reinsurance (a)                              57,232         5,880
Swisscom AG                                         4,009         1,112
Syngenta AG (a)                                     1,818            93
UBS AG (a)                                        128,055         5,947
Zurich Financial Services AG                       11,526         2,636
                                                               --------
                                                                 40,955
                                                               --------

TAIWAN - 0.2%
Taiwan Semiconductor Manufacturing
 Co., Ltd. - ADR (a)                              102,772         1,327
                                                               --------

THAILAND - 0.0%
National Finance & Securities
 (Alien Market) (a)                               492,655            96
                                                               --------

UNITED KINGDOM - 21.8%
3i Group PLC                                      110,080         1,187
Airtours PLC                                      105,900           291
Alliance UniChem PLC                              139,000         1,075
Allied Domecq PLC                                 341,202         1,735
Anglo American PLC                                 31,900           408
Arcadia Group PLC (a)                             154,700           563
ARM Holdings PLC (a)                               36,900           187
AstraZeneca PLC                                    85,359         3,833
AWG PLC (a)                                       163,227         1,363
BAA PLC                                            38,000           303
BAE Systems PLC                                 1,382,568         6,708
Barclays PLC                                      196,466         5,908
Bass PLC                                          275,943         2,505
BBA Group PLC                                     109,530           349
BG Group PLC                                      784,404         2,966
Billiton PLC                                       45,000           191
BOC Group PLC                                     147,435         2,003
Boots Co. PLC                                     327,201         2,876
BP Amoco PLC                                      691,076         5,572
Brambles Industries PLC (a)                       274,600         1,377
British Airways PLC                               546,367         1,183
British American Tobacco PLC                      331,027         2,885
British Sky Broadcasting Group PLC (a)            126,513         1,415
British Telecommunications PLC                    546,948         2,765
Bunzl PLC                                         354,630         2,215
Cable & Wireless PLC                              232,200         1,049
Cadbury Schweppes PLC                             147,815           919
Canary Wharf Finance Group PLC (a)                 35,700           230
Centrica PLC                                      296,000           942
CGNU PLC                                          242,887         2,911
COLT Telecom Group PLC (a)                         62,247           106
Compass Group PLC                                 205,496         1,497
Corus Group PLC (a)                                89,600            72
Debenhams PLC                                     239,000         1,250
Diageo PLC                                        433,822         4,326
Dixons Group PLC                                   60,112           184
Elan Corp. PLC - ADR (a)                           70,800         3,232
Elementis PLC (a)                                 200,000           101
EMI Group PLC                                      93,900           380
Enterprise Oil PLC                                231,649         1,679
Gallaher Group PLC                                 21,496           145
GKN PLC                                           274,600         1,060
GlaxoSmithKline PLC                               473,368        12,722
Granada Compass PLC                               532,605         1,008
Great Universal Stores PLC                        292,509         2,069
Hanson PLC                                         50,457           345
HBOS PLC                                          519,234         5,846
HSBC Holdings PLC                                 506,771         5,539
International Power PLC (a)                        45,983           148
Johnson Matthey PLC                                11,015           145
Lattice Group PLC                                 430,000           967
Legal & General Group PLC                         212,618           466
Lloyds TSB Group PLC                              564,813         5,694
Logica PLC                                         57,300           619
Man Group PLC                                      35,580           573
Marks & Spencer PLC                             1,023,579         4,268
Matalan PLC                                        90,565           476
Morgan Crucible Co. PLC                           559,892         1,383
National Grid Group PLC                           140,741           998
Next PLC                                           83,020         1,048
Northern Rock PLC                                  21,140           177
Nycomed Amersham PLC                              142,372         1,255
Pearson PLC                                        37,000           442
PowerGen PLC                                      240,100         2,600
Prudential PLC                                    167,870         1,756
Railtrack Group PLC (f)                           195,904             0
Rank Group PLC                                    100,000           273
Reckitt Benckiser PLC                              71,801         1,001
Reed International PLC                            530,373         4,338
Reuters Group PLC                                  98,052           927
Rexam PLC                                         552,219         2,944
Rio Tinto Corp. PLC (Regd)                        194,538         3,154
Royal & Sun Alliance Insurance
 Group PLC                                        885,260         4,810
Royal Bank of Scotland Group PLC                  209,494         5,006
Safeway PLC                                       566,731         2,882
Sage Group PLC (The)                               29,659            91

                                                International Securities Fund 77

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                                              MARKET
                                                NUMBER        VALUE
                                                  OF          (000)
                                                SHARES          $
                                              ---------      ---------
Scottish & Southern Energy PLC                  186,258          1,786
ScottishPower PLC                                50,732            291
Severn Trent PLC                                 37,667            390
Shell Transport & Trading Co. PLC               759,383          5,681
Shire Pharmaceuticals Group PLC (a)              17,000            247
Smith & Nephew PLC                              165,660            931
Smith (David S.) Holdings PLC                    14,600             30
Smiths Industries PLC                            73,896            732
Somerfield PLC (a)                              242,785            363
Taylor Woodrow PLC                              171,697            364
Tesco Store Holdings PLC                        175,200            617
Thistle Hotels PLC                              136,666            174
Trinity PLC                                       6,907             39
Unilever PLC                                    585,497          4,249
United Business Media PLC                        35,540            226
Vodafone Group PLC                            5,268,301         12,169
Willis Group Holdings, Ltd. New (a)              32,177            749
Wimpey (George), Ltd. PLC                       160,000            435
Wolseley PLC                                    241,912          1,574
Zeneca Group PLC                                 93,116          4,194
                                                             ---------
                                                               183,157
                                                             ---------

TOTAL COMMON STOCKS
(cost $851,715)                                                767,011
                                                             ---------

PREFERRED STOCKS - 0.3%
AUSTRALIA - 0.1%
News Corp., Ltd.                                 85,957            509
                                                             ---------

GERMANY - 0.2%
Fresenius AG                                      2,700            217
Hugo Boss AG                                     22,203            409
ProSiebenSat.1 Media AG                          21,025            112
Volkswagen AG                                    21,200            542
Wella AG                                          9,767            448
                                                             ---------
                                                                 1,728
                                                             ---------

JAPAN - 0.0%
Sanwa International Financial
  Bermuda Trust (conv.)                       6,000,000             38
                                                             ---------
TOTAL PREFERRED STOCKS
(cost $2,610)                                                    2,275
                                                             ---------

                                              PRINCIPAL
                                               AMOUNT
                                                (000)
                                                  $
                                              ---------
LONG-TERM INVESTMENTS - 0.0%
LUXEMBOURG - 0.0%
Hellenic Exchangeable Finance SCA (conv.)
  2.00% due 08/02/05                         EUR 76,000             75
                                                             ---------
TOTAL LONG-TERM INVESTMENTS
(cost $74)                                                          75
                                                             ---------

SHORT-TERM INVESTMENTS - 6.8%
UNITED STATES - 6.8%
Frank Russell Investment Company
  Money Market Fund (b)                          51,160         51,160
United States Treasury Bills (c)(d)(g)
  2.20% due 12/20/01                              6,000          5,982
                                                             ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $57,142)                                                  57,142
                                                             ---------

TOTAL INVESTMENTS - 98.3%
(identified cost $911,541)                                     826,503


OTHER ASSETS AND LIABILITIES,
 NET - 1.7%                                                     14,721
                                                             ---------

NET ASSETS - 100.0%                                            841,224
                                                             =========
(a)  Nonincome-producing security.
(b)  At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.
(e)  Real Estate Investment Trust (REIT).
(f) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(g)  At amortized cost, which approximates market.

Abbreviations:
ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

See accompanying notes which are an integral part of the financial statements.

78 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                   NOTIONAL         UNREALIZED
                                    AMOUNT         APPRECIATION
                                     (000)        (DEPRECIATION)
FUTURES CONTRACTS                      $              (000)
                                   --------       --------------
CAC-40 Index
  Futures Contracts (France)
  expiration date 12/01               4,677       $          453

DAX Index
  Futures Contracts (Germany)
  expiration date 12/01               4,536                 (172)

EUR STOXX 50 Index
  Futures Contracts (EMU)
  expiration date 12/01              15,395                  152

FTSE-100 Index
 Futures Contracts (UK)
 expiration date 12/01               15,304                 (229)

Hang Seng Index
  Futures Contracts (Hong Kong)
  expiration date 11/01               1,672                  (85)

SPI 200 Index
  Futures Contracts (Australia)
  expiration date 12/01               2,003                  134

TOPIX Index
  Futures Contracts (Japan)
  expiration date 12/01              13,119                  281

TSE - 60 Index
  Futures Contracts (Canada)
  expiration date 12/01               3,310                  (83)
                                                  --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                             $          451
                                                  ==============

Foreign Currency Abbreviations:
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro dollar
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
MYR - Malaysian ringgit
NOK - Norwegian krone
SEK - Swedish krona
USD - United States dollar


  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 79

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

                                                                  MARKET
                                                     % OF         VALUE
                                                      NET         (000)
INDUSTRY DIVERSIFICATION                             ASSETS         $
                                                    --------     -------
Auto &Transportation                                   5.5%       46,145
Consumer Discretionary                                11.2         3,871
Consumer Staples                                       6.6        55,846
Energy                                                 8.0        67,303
Financial Services                                    20.9       175,591
Health Care                                            8.1        68,267
Materials & Processing                                 9.3        78,004
Miscellaneous                                          0.8         6,555
Producer Durables                                      5.6        46,990
Technology                                             4.1        34,944
Utilities                                             11.4        95,770
Short-Term Investments                                 6.8        57,142
Long-Term Investments                                  0.0            75
                                                    --------     -------

Total Investments                                     98.3       826,503
Other Assets and Liabilities, net                      1.7        14,721
                                                    --------     -------

NET ASSETS                                           100.0%      841,224
                                                    ========     =======



                                                                  MARKET
                                                     % OF         VALUE
                                                      NET         (000)
GEOGRAPHIC DIVERSIFICATION                           ASSETS         $
                                                    --------     -------
Europe                                                39.8%      334,948
Japan                                                 17.8       149,664
Latin America                                          0.7         5,638
Middle East                                            0.2         1,817
Pac Basin                                              7.4        62,672
United Kingdom                                        21.8       183,157
Other                                                  3.8        31,390
Short-Term Investments                                 6.8        57,142
Long-Term Investments                                  0.0            75
                                                    --------     -------

Total Investments                                     98.3       826,503
Other Assets and Liabilities, net                      1.7        14,721
                                                    --------     -------

NET ASSETS                                           100.0%      841,224
                                                    ========     =======



FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                    UNREALIZED
  CONTRACTS TO     IN EXCHANGE                     APPRECIATION
    DELIVER           FOR          SETTLEMENT     (DEPRECIATION)
    (000)            (000)           DATE             (000)
--------------    -------------   ------------   ----------------
USD      1,353    AUD     2,700     12/12/01      $             2
USD        501    AUD     1,000     12/12/01                    1
USD        507    AUD     1,000     12/12/01                   (5)
USD      2,863    CAD     4,500     12/12/01                  (28)
USD        639    CAD     1,000     12/12/01                   (9)
USD        317    CAD       500     12/12/01                   (2)
USD     20,873    EUR    22,600     12/12/01                 (578)
USD      1,827    EUR     2,000     12/12/01                  (31)
USD      1,821    EUR     2,000     12/12/01                  (24)
USD      1,286    EUR     1,400     12/12/01                  (29)
USD        904    EUR     1,000     12/12/01                   (6)
USD        901    EUR     1,000     12/12/01                   (4)
USD        461    EUR       500     12/12/01                  (12)
USD      8,693    GBP     5,950     12/12/01                  (69)
USD      1,469    GBP     1,000     12/12/01                  (19)
USD      2,356    GBP     1,600     12/12/01                  (37)
USD        722    GBP       500     12/12/01                    3
USD      4,380    GBP     3,000     12/12/01                  (32)
USD      8,137    JPY   950,000     12/12/01                 (364)
USD        837    JPY   100,000     12/12/01                  (19)
USD      1,663    JPY   200,000     12/12/01                  (27)
USD        838    JPY   100,000     12/12/01                  (19)
USD      1,649    JPY   200,000     12/12/01                  (13)
USD      4,288    JPY   500,000     12/12/01                 (197)
AUD        700    USD       352     12/12/01                    1
CHF        500    USD       303     12/20/01                   (3)
CHF        490    USD       296     12/20/01                   (4)
DKK        610    USD        74     12/20/01                   --
DKK        630    USD        75     12/20/01                   (1)
EUR      2,000    USD     1,797     12/12/01                    1
EUR      1,380    USD     1,240     12/20/01                    1
EUR      1,370    USD     1,219     12/20/01                  (11)
GBP      1,000    USD     1,440     12/12/01                   (9)
GBP      1,500    USD     2,204     12/12/01                   29
GBP        630    USD       905     12/20/01                   (8)
GBP        700    USD       995     12/20/01                  (19)
JPY    100,000    USD       865     12/12/01                   47
JPY     50,000    USD       414     12/12/01                    5
JPY    428,431    USD     3,577     12/14/01                   71
JPY    238,132    USD     1,988     12/14/01                   39
JPY    177,970    USD     1,473     12/20/01                   17
JPY     94,290    USD       770     12/20/01                   (2)
JPY     53,286    USD       453     02/28/02                   15
NOK        490    USD        55     12/20/01                   --
SEK        420    USD        40     12/20/01                   --
SEK        430    USD        40     12/20/01                   --
                                                  ---------------
                                                  $        (1,349)
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

80 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                                October 31, 2001

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS


                                                            UNREALIZED
     CONTRACTS TO         IN EXCHANGE                      APPRECIATION
        DELIVER               FOR         SETTLEMENT      (DEPRECIATION)
         (000)               (000)           DATE              (000)
   -----------------  ------------------  ----------     ----------------
   USD            50  AUD             98   11/01/01      $             (1)
   USD            23  CHF             37   11/02/01                    --
   USD            58  EUR             64   11/01/01                    (1)
   USD           104  EUR            116   11/01/01                    --
   USD            97  EUR            107   11/02/01                    (1)
   USD            30  GBP             20   11/01/01                    --
   USD            72  GBP             50   11/01/01                    --
   USD            15  GBP             10   11/01/01                    --
   USD           123  GBP             84   11/02/01                    (1)
   USD            49  GBP             33   11/02/01                    --
   USD            37  JPY          4,570   11/01/01                    --
   USD            36  JPY          4,427   11/01/01                    (1)
   USD            80  JPY          9,795   11/02/01                    --
   USD            50  JPY          6,115   11/02/01                    (1)
   USD            41  JPY          5,000   11/02/01                    --
   USD            94  JPY         11,584   11/02/01                    --
   USD            22  JPY          2,732   11/05/01                    --
   USD            96  JPY         11,805   11/05/01                    --
   USD            23  SEK            247   11/02/01                    --
   AUD           135  USD             68   11/01/01                    --
   AUD            11  USD              6   11/01/01                    --
   CAD            25  USD             16   11/01/01                    --
   CAD            14  USD              9   11/01/01                    --
   CAD            27  USD             17   11/01/01                    --
   CAD            10  USD              6   11/01/01                    --
   CAD             5  USD              3   11/01/01                    --
   CAD           164  USD            103   11/02/01                    --
   CAD            17  USD             11   11/02/01                    --
   CAD            95  USD             60   11/02/01                    --
   CHF           253  USD            155   11/01/01                     1
   CHF           162  USD             99   11/02/01                    --
   EUR           149  USD            135   11/01/01                     1
   EUR           167  USD            151   11/01/01                     1
   EUR           143  USD            129   11/02/01                     1
   EUR           199  USD            180   11/02/01                     1
   EUR           278  USD            252   11/02/01                     2
   EUR            52  USD             47   11/02/01                    --
   EUR           190  USD            171   11/02/01                    --
   EUR            97  USD             87   11/02/01                    --
   EUR            97  USD             87   11/02/01                    --
   EUR           143  USD            128   11/02/01                    --
   EUR           108  USD             97   11/02/01                    --
   EUR           115  USD            103   11/05/01                    --
   EUR           338  USD            305   11/05/01                     1
   GBP             9  USD             14   11/01/01                    --
   GBP            29  USD             42   11/01/01                    --
   GBP            12  USD             17   11/01/01                    --
   GBP             2  USD              3   11/01/01                    --
   GBP            39  USD             56   11/02/01                    --
   GBP           111  USD            161   11/02/01                    --
   GBP            12  USD             18   11/02/01                    --
   HKD         1,348  USD            173   11/01/01                    --
   HKD         2,648  USD            340   11/01/01                    --
   HKD           487  USD             62   11/02/01                    --
   HKD             2  USD             --   11/01/01                    --
   JPY         8,623  USD             71   11/01/01                    --
   JPY        10,660  USD             87   11/01/01                    --
   JPY        13,031  USD            107   11/02/01                     1
   JPY         6,513  USD             53   11/02/01                    --
   JPY        15,215  USD            124   11/02/01                    --
   JPY        22,117  USD            180   11/02/01                    --
   JPY         7,729  USD             63   11/02/01                    --
   MYR            80  USD             21   11/01/01                    --
   MYR             9  USD              2   11/01/01                    (1)
   MYR            77  USD             20   11/02/01                    (1)
   NOK         1,053  USD            119   11/02/01                     1
   SEK         1,902  USD            178   11/02/01                    --
                                                         ----------------
                                                         $              2
                                                         ================

See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 81

INTERNATIONAL SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (identified cost $911,541) .........................................  $  826,503
Foreign currency holdings (identified cost $9,113) .......................................       9,031
Unrealized appreciation on forward foreign currency exchange contracts ...................         232
Unrealized appreciation on foreign currency exchange spot contracts ......................          10
Receivables:
  Dividends and interest .................................................................       1,256
  Investments sold .......................................................................       8,655
  Fund shares sold .......................................................................       2,116
  Foreign taxes recoverable ..............................................................         982
  From Advisor ...........................................................................          23
  Daily variation margin on futures contracts ............................................         312
                                                                                             ---------
    Total assets .........................................................................     849,120

LIABILITIES
Payables:
  Investments purchased ........................................................ $   4,227
  Fund shares redeemed .........................................................       706
  Accrued fees to affiliates ...................................................       932
  Other accrued expenses .......................................................       442
Unrealized depreciation on forward foreign currency exchange contracts .........     1,581
Unrealized depreciation on foreign currency exchange spot contracts ............         8
                                                                                 ---------
    Total liabilities ....................................................................       7,896
                                                                                            ----------
NET ASSETS ...............................................................................  $  841,224
                                                                                            ==========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income .............................  $   (4,029)
Accumulated distributions in excess of net realized gain .................................     (80,273)
Unrealized appreciation (depreciation) on:
  Investments ............................................................................     (85,038)
  Futures contracts ......................................................................         451
  Foreign currency-related transactions ..................................................      (1,458)
Shares of beneficial interest ............................................................         184
Additional paid-in capital ...............................................................   1,011,387
                                                                                            ----------
NET ASSETS ...............................................................................  $  841,224
                                                                                            ==========

NET ASSET VALUE, offering and redemption price per share:
  Class C ($12,470,342 divided by 280,038 shares of $.01 par value
   shares of beneficial interest outstanding) ............................................  $    44.53
                                                                                            ==========
  Class E ($15,896,939 divided by 349,619 shares of $.01 par value
   shares of beneficial interest outstanding) ............................................  $    45.47
                                                                                            ==========
  Class S ($812,856,912 divided by 17,755,230 shares of $.01 par value
   shares of beneficial interest outstanding) ............................................  $    45.78
                                                                                            ==========

See accompanying notes which are an integral part of the financial statements.

82 International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001


INVESTMENT INCOME
  Dividends ........................................................  $  19,115
  Dividends from Money Market Fund .................................      2,512
  Interest .........................................................        435
  Less foreign taxes withheld ......................................     (2,124)
                                                                      ---------

    Total investment income ........................................     19,938

EXPENSES
  Advisory fees ........................................ $     8,764
  Administrative fees ..................................         582
  Custodian fees .......................................       2,500
  Distribution fees - Class C ..........................          93
  Transfer agent fees ..................................       1,551
  Professional fees ....................................         135
  Registration fees ....................................         156
  Shareholder servicing fees - Class C .................          31
  Shareholder servicing fees - Class E .................          32
  Trustees' fees .......................................          23
  Miscellaneous ........................................         158
                                                         -----------
  Expenses before reductions ...........................      14,025
  Expense reductions ...................................         (12)
                                                         -----------
    Expenses, net ..................................................     14,013
                                                                      ---------

Net investment income ..............................................      5,925
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ..........................................    (121,944)
  Futures contracts ....................................     (21,316)
  Foreign currency-related transactions ................      (1,314)  (144,574)
                                                         -----------
Net change in unrealized appreciation (depreciation) on:
  Investments ..........................................    (132,935)
  Futures contracts ....................................       2,534
  Foreign currency-related transactions ................      (1,210)  (131,611)
                                                         -----------  ---------

Net realized and unrealized gain (loss) ............................   (276,185)
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............  $(270,260)
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

                                             International Securities Fund 83

INTERNATIONAL SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       FISCAL YEAR ENDED    TEN MONTHS ENDED        YEAR ENDED
                                                                        OCTOBER 31, 2001    OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                       -----------------    ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .............................................     $    5,925           $   12,287            $    7,863
  Net realized gain (loss)...........................................         44,574)              50,858               128,701
  Net change in unrealized appreciation (depreciation)...............       (131,611)            (212,284)              140,699
                                                                          ----------           ----------            ----------
     Net increase (decrease) in net assets from operations...........       (270,260)            (149,139)              277,263
                                                                          ----------           ----------            ----------
DISTRIBUTIONS
  From net investment income
    Class C .........................................................             --                   --                   (12)
    Class E .........................................................             --                   --                   (19)
    Class S .........................................................           (161)                  --                (7,238)
  From net realized gain
    Class C..........................................................           (552)                (299)                 (335)
    Class E..........................................................           (485)                (200)                 (248)
    Class S..........................................................        (46,040)             (38,617)              (51,360)
                                                                          ----------           ----------            ----------
      Net decrease in net assets from distributions..................        (47,238)             (39,116)              (59,212)
                                                                          ----------           ----------            ----------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions......         75,738              124,670               (16,692)
                                                                          ----------           ----------            ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..........................       (241,760)             (63,585)              201,359

NET ASSETS
  Beginning of period................................................      1,082,984            1,146,569               945,210
                                                                          ----------           ----------            ----------
    End of period (including accumulated distributions in excess of net investment income of $4,029, $2,959
     and $3,812, respectively).......................................     $  841,224           $1,082,984            $1,146,569
                                                                          ==========           ==========            ==========

See accompanying notes which are an integral part of the financial statements.

84 International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              2001*      2000**       1999***
                                                            --------   ---------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD .....................  $  62.46   $   74.51    $    60.66
                                                            --------   ---------    ----------
INCOME FROM OPERATIONS
  Net investment income (loss)(a) ........................      (.19)        .17          (.32)
  Net realized and unrealized gain (loss) ................     14.94)      (9.68)        17.92
                                                            --------   ---------    ----------
    Total income from operations..........................    (15.13)      (9.51)        17.60
                                                            --------   ---------    ----------
DISTRIBUTIONS
  From net investment income .............................        --          --          (.17)
  From net realized gain .................................     (2.80)      (2.54)        (3.58)
                                                            --------   ---------    ----------
    Total distributions ..................................     (2.80)      (2.54)        (3.75)
                                                            --------   ---------    ----------
NET ASSET VALUE, END OF PERIOD ...........................  $  44.53   $   62.46    $    74.51
                                                            ========   =========    ==========

TOTAL RETURN (%)(b) ......................................    (25.29)     (13.13)        29.39

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...............    12,470      11,849         7,522

  Ratios to average net assets (%)(c):
    Operating expenses, net ..............................      2.41        2.29          2.30
    Operating expenses, gross.............................      2.41        2.30          2.30
    Net investment income (loss) .........................      (.36)        .30          (.51)

  Portfolio turnover rate (%).............................    104.65      101.84        120.52

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended
    October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                International Securities Fund 85

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------
                                                       2001*    2000**    1999       1998        1997       1996***
                                                     --------  --------  --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..............   $  63.24  $  74.95  $  60.68   $  54.64   $  58.47    $  58.56
                                                     --------  --------  --------   --------   --------    --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).................        .21       .57       .40        .28        .35        (.03)
  Net realized and unrealized gain (loss).........     (15.18)    (9.74)    17.72       6.53       (.64)       1.68
                                                     --------  --------  --------   --------   --------    --------
    Total income from operations..................     (14.97)    (9.17)    18.12       6.81       (.29)       1.65
                                                     --------  --------  --------   --------   --------    --------
DISTRIBUTIONS
  From net investment income......................         --        --      (.27)      (.57)      (.29)       (.43)
  From net realized gain..........................      (2.80)    (2.54)    (3.58)      (.20)     (3.25)      (1.31)
                                                     --------  --------  --------   --------   --------    --------
    Total distributions...........................      (2.80)    (2.54)    (3.85)      (.77)     (3.54)      (1.74)
                                                     --------  --------  --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD....................   $  45.47  $  63.24  $  74.95   $  60.68   $  54.64    $  58.47
                                                     ========  ========  ========   ========   ========    ========
TOTAL RETURN (%)(b)...............................     (24.70)   (12.58)    30.21      12.53       (.41)       2.86

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)........     15,897     9,964     5,552      4,431      1,271         623

  Ratios to average net assets (%)(c):
    Operating expenses, net.......................       1.66      1.54      1.55       1.64       1.96        2.00
    Operating expenses, gross.....................       1.66      1.55      1.55       1.64       1.96        2.00
    Net investment income (loss)..................        .41      1.00       .61        .49        .19        (.61)

  Portfolio turnover rate (%).....................     104.65    101.84    120.52      68.46      73.54       42.43

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

86 International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                               YEARS ENDED DECEMBER 31,
                                                                                    --------------------------------------------
                                                               2001*      2000**       1999         1998        1997      1996
                                                            ---------  ----------   ----------   ---------   --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD .....................  $   63.51  $    75.11   $    60.86   $   54.69   $  58.48  $   56.61
                                                            ---------  ----------   ----------   ---------   --------  ---------
INCOME FROM OPERATIONS
  Net investment income (a) ..............................        .34         .76          .51         .69        .56        .53
  Net realized and unrealized gain (loss) ................     (15.26)      (9.82)       17.82        6.32       (.46)      3.72
                                                            ---------  ----------   ----------   ---------   --------  ---------
    Total income from operations .........................     (14.92)      (9.06)       18.33        7.01        .10       4.25
                                                            ---------  ----------   ----------   ---------   --------  ---------
DISTRIBUTIONS
  From net investment income .............................       (.01)         --         (.50)       (.64)      (.64)      (.48)
  From net realized gain .................................      (2.80)      (2.54)       (3.58)       (.20)     (3.25)     (1.90)
                                                            ---------  ----------   ----------   ---------   --------  ---------
    Total distributions ..................................      (2.81)      (2.54)       (4.08)       (.84)     (3.89)     (2.38)
                                                            ---------  ----------   ----------   ---------   --------  ---------
NET ASSET VALUE, END OF PERIOD ...........................  $   45.78  $    63.51   $    75.11   $   60.86   $  54.69  $   58.48
                                                            =========  ==========   ==========   =========   ========  =========
TOTAL RETURN (%)(b) ......................................     (24.51)     (12.40)       30.52       12.90        .26       7.63

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...............    812,857   1,061,171    1,133,495     940,779    839,767    743,615

  Ratios to average net assets (%)(c):
    Operating expenses, net ..............................       1.42        1.29         1.30        1.22       1.26       1.30
    Operating expenses, gross ............................       1.42        1.30         1.30        1.22       1.26       1.31
    Net investment income ................................        .62        1.31          .79        1.15        .91        .91

  Portfolio turnover rate (%) ............................     104.65      101.84       120.52       68.46      73.54      42.43

 *  For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                International Securities Fund 87

EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing principally in equity securities.

INVESTS IN: Primarily emerging market equity securities.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk when compared to either single country or region emerging markets investments. The Fund employed the investment management services of five managers with four separate approaches to global emerging markets investment.

GROWTH OF A $10,000 INVESTMENT

Dates             Emerging Markets - Class S++    IFC Investable Composite**
-----             ----------------------------    --------------------------
Inception*                $10,000                          $10,000
1993                      $12,150                          $14,489
1994                      $14,884                          $18,464
1995                      $12,176                          $14,120
1996                      $13,492                          $15,602
1997                      $13,448                          $14,035
1998                       $9,450                           $9,984
1999                      $11,371                          $14,297
2000                      $10,645                          $12,855
2001                       $8,102                          $10,131

                        YEARLY PERIODS ENDED OCTOBER 31

EMERGING MARKETS FUND - CLASS S

  PERIODS ENDED           GROWTH OF          TOTAL
    10/31/01               $10,000           RETURN
 ---------------       --------------    -------------
1 Year                    $  7,611          (23.89)%
5 Years                   $  6,005           (9.69)%(S)
Inception                 $  8,102           (2.37)%(S)


EMERGING MARKETS FUND - CLASS E (S)(S)

  PERIODS ENDED           GROWTH OF         TOTAL
   10/31/01                $10,000          RETURN
----------------       --------------    -------------
1 Year                     $  7,587         (24.13)%
5 Years                    $  5,961          (9.83)%(S)
Inception                  $  8,043          (2.46)%(S)


EMERGING MARKETS FUND - CLASS C (S)(S)(S)

 PERIODS ENDED            GROWTH OF          TOTAL
    10/31/01              $10,000            RETURN
---------------        --------------     ------------
1 Year                    $  7,530          (24.70)%
5 Years                   $  5,836          (10.21)%(S)
Inception                 $  7,874           (2.69)%)S)


IFC INVESTABLE COMPOSITE INDEX

 PERIODS ENDED            GROWTH OF         TOTAL
    10/31/01               $10,000          RETURN
---------------        --------------    -------------
1 Year                    $  7,889          (21.11)%
5 Years                   $  6,494           (8.25)%(S)
Inception                 $ 10,131            0.16%(S)

88 Emerging Markets Fund

EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the twelve months ended October 31, 2001, the Emerging Markets Fund Class S, Class E, and Class C shares declined by 23.89%, 24.13%, and 24.70%, respectively, as compared to a 21.11% loss for the IFC Investable Composite Index.

The technology sector was the weakest component within emerging markets during the past twelve months, followed closely by both business services and consumer services companies. While none of the economic sectors were in positive territory over the year, health care and capital goods were the strongest relative performers, declining significantly less than the broad index.

PORTFOLIO HIGHLIGHTS
Turkey and Argentina were the laggards during the fiscal period, due primarily to continuing concerns over the economic and fiscal stability of the markets. Turkey was off sharply beginning in November 2000, although an emergency loan package from the International Monetary Fund (IMF) helped to stabilize the market. Argentina trailed due to investors' fears over the country's high debt levels and consequent potential for default.

China was the strongest emerging markets performer during the period, benefiting from the improving outlook for its large conglomerates. Russia was also one of the strongest markets over the year, resulting from the resiliency of natural resource prices and ongoing marketplace reforms.

During a difficult environment for emerging markets investors, the Fund trailed its benchmark in large part due to its selection of technology and telecommunications companies during the second calendar quarter of 2001. The Fund was unable to make up the performance shortfall during the balance of the fiscal year.

During the past twelve months, the global economic climate helped illustrate the benefits of style diversification. While the Fund's growth and value managers alternated leads during the year, the value managers turned in the strongest absolute performance over the twelve-month period.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                             October 31, 2001

Telefonos de Mexico SA Series L - ADR (Mexico)                        3.0%
Samsung Electronics (South Korea)                                     2.2
Taiwan Semiconductor Manufacturing
 Co., Ltd. - ADR (Taiwan)                                             1.8
China Telecom (Hong Kong), Ltd. (Hong Kong)                           1.7
America Movil SA de CV - ADR (Mexico)                                 1.5
Sasol, Ltd. (South Africa)                                            1.4
SK Telecom Co., Ltd. (South Korea)                                    1.3
Kookmin Bank (South Korea)                                            1.3
Genesis India Investment Co. (India)                                  1.1
Cemex SA de CV - ADR (Mexico)                                         0.9

PORTFOLIO CHARACTERISTICS
                                                                October 31, 2001

Current P/E Ratio                                                           9.0x
Portfolio Price/Book Ratio                                                 1.25x
Market Capitalization - $-Weighted Average                              6.50 Bil
Number of Holdings                                                           430


MONEY MANAGERS                                                       STYLES

Alliance Capital Management, LP Bernstein
 Investment Research & Management Unit                          Value
Foreign & Colonial Emerging Markets, Ltd.                       Market-Oriented
Genesis Asset Managers, Ltd.                                    Market-Oriented
Nicholas Applegate Capital Management                           Growth
Schroders Investment Mangement
 North America, Ltd.                                            Market-Oriented

* Emerging Markets Fund Class S assumes initial investment on January 29, 1993. IFC Index assumes initial investment on February 1, 1993.

** International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

(S)   Annualized.

(SS) Emerging Markets Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(SSS) Emerging Markets Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than US or longer established international markets. Please see the Prospectus for further details.

                                                        Emerging Markets Fund 89

EMERGING MARKETS FUND
STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                ----------        ------
COMMON STOCKS - 83.9%
ARGENTINA - 0.8%
BBVA Banco Frances SA - ADR                         21,600           184
Central Costanera SA Class B (a)                   437,100           175
Inversiones y Representaciones SA
 Class B (a)                                       381,802           286
PC Holdings SA Class B                             509,000           555
Quilmes Industrial (Regd) (a)                      571,000           331
Siderca SAIC Class A                               350,000           420
Telecom Argentina SA Class B - ADR                  35,000           219
                                                                  ------
                                                                   2,170
                                                                  ------
AUSTRALIA - 0.1%
Orogen Minerals, Ltd.                              545,000           349
                                                                  ------
BRAZIL - 1.5%
Brasil Telecom Participacoes SA - ADR               25,100           703
Centrais Eletricas Brasileiras SA                7,799,997           101
Centrais Eletricas Brasileiras SA
 Class B - ADR                                       7,000            43
Companhia Siderurgica Nacional                  11,009,000           114
Companhia Siderurgica Nacional - ADR                 4,500            46
Companhia Vale do Rio Doce                          37,500           735
Copel Parana Energ                              67,000,000           459
Embraer - Empresa Brasileira de
 Aeronautica SA                                     40,300           146
Embratel Participacoes SA                       15,196,000            47
Petroleo Brasileiro SA Petrobras - ADR              19,310           386
Souza Cruz                                          85,000           390
Tele Centro Sul Participacoes SA                20,469,000           112
Tele Norte Leste Participacoes SA               52,775,264           488
Ultrapar Participacoes SA - ADR                      9,900            57
Votorantim Celulose e Papel SA - ADR                24,600           357
                                                                  ------
                                                                   4,184
                                                                  ------
CHILE - 1.9%
Antofagasta Holdings PLC                           215,636         1,347
Banco de A. Edwards Series A - ADR                   7,244           109
Banco Santander Chile Series A - ADR                 2,800            45
Banco Santiago - ADR                                 6,000           126
BBV Banco BHIF - ADR                                33,600           427
Compania de Telecomunicaciones de
 Chile SA - ADR (a)                                 81,769           842
Distribucion y Servicio D&S SA - ADR                66,000           716
Embotelladora Andina SA Series A - ADR              29,700           264
Embotelladora Andina SA Series B - ADR              58,000           422
Embotelladora Arica SA - ADR (a)                    79,300           400
Enersis SA - ADR                                    10,583           130
Quinenco SA (a)                                     95,700           579
                                                                  ------
                                                                   5,407
                                                                  ------
CHINA - 2.8%
Beijing Datang Power Generation Co., Ltd.
 Class H                                           816,000           298
Beijing Yanhua Petrochemical Co., Ltd.
 Class H                                         4,450,000           445
China Merchants Holdings
 International Co., Ltd.                           242,000           154
China Resources Enterprise, Ltd.                   481,000           484
China Shipping Development Co., Ltd.
 Class H                                           798,000           127
China Unicom, Ltd. - ADR (a)                        21,100           193
Guangdong Kelon Electrical
 Holdings Co., Ltd. Class H (a)                  1,360,000           317
Huaneng Power International, Inc. Class H          652,000           401
Jiangsu Expressway Co., Ltd. Class H             4,395,000           958
New World China Land, Ltd. (a)                     843,800           233
PetroChina Co., Ltd. Class H                     4,272,000           805
Quingling Motors Co. Class H                     1,206,000           212
Shanghai Petrochemical Co., Ltd.
 Class H                                         5,430,000           557
Shenzhen Expressway Co., Ltd. Class H            4,800,000         1,040
Yanzhou Coal Mining Co., Ltd. Series H           3,488,000         1,084
Yizheng Chemical Fibre Class H                   1,278,000           157
Zhejiang Expressway Co., Ltd. Series H           1,700,000           397
                                                                  ------
                                                                   7,862
                                                                  ------
CROATIA - 0.3%
Pliva D.D. - GDR                                   112,000           935
                                                                  ------
CZECH REPUBLIC - 0.7%
Ceska Sporitelna AS (a)                             30,788           241
Ceske Energeticke Zavody AS                        329,800           671
Cesky Telecom AS                                    48,027           374
Komercni Banka AS (a)                                3,000            78
Phillip Morris CR AS                                 3,500           637
                                                                  ------
                                                                   2,001
                                                                  ------
ECUADOR - 0.2%
La Cemento Nacional - GDR (144A)                       700            91
La Cemento National - GDR (a)                        4,800           624
                                                                  ------
                                                                     715
                                                                  ------
EGYPT - 0.4%
Al-Ahram Beverages Co. SAE - GDR (a)                39,600           287
Commercial International Bank                        6,550            50
Commercial International
 Bank (Regd) - GDR                                   8,300            62
Egyptian Mobile Phone Network (a)                   29,818           259
Orascom Construction Industries                     64,980           518
                                                                  ------
                                                                   1,176
                                                                  ------
90 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                ----------        ------
GHANA - 0.2%
Ashanti Goldfields, Ltd. - ADR (a)                 133,178           485
                                                                  ------
GREECE - 0.6%
Aluminum Co. of Greece SA                            6,100           178
Attica Enterprises Holdings SA (a)                 123,600           489
Credit Bank (Regd)                                  10,300           186
Hellenic Telecommunication
 Organization SA - ADR                              16,000           132
Hellenic Telecommunication
 Organization SA - GDR                              35,824           580
                                                                  ------
                                                                   1,565
                                                                  ------
HONG KONG - 3.3%
China Mobile (Hong Kong), Ltd. (a)               1,608,300         4,876
China Mobile, Ltd. - ADR (a)                        18,200           277
China Overseas Land & Investment                 4,209,000           480
China Petroleum and Chemical Corp.               9,795,200         1,520
China Southern Airlines (a)                      1,154,000           291
China Unicom, Ltd. (a)                             388,000           363
Citic Pacific, Ltd.                                142,000           291
CNOOC, Ltd.                                        297,000           291
Legend Holdings, Ltd.                              991,000           416
New World Infrastructure, Ltd.                     688,600           234
TCL International Holdings Ltd.                  1,674,000           219
                                                                  ------
                                                                   9,258
                                                                  ------
HUNGARY - 1.9%
Egis Gyogyszergyar                                   1,300            52
Gedeon Richter Rt.                                   5,100           277
Gedeon Richter, Ltd. - GDR                          14,996           811
Magyar Tavkozlesi Rt - ADR                          88,982         1,384
Magyar Tavkozlesi Rt. (Regd)                       380,700         1,188
Mol Magyar Olaj-Es Gazipari Rt. - GDR               70,746         1,143
OTP Bank Rt.                                         9,634           506
                                                                  ------
                                                                   5,361
                                                                  ------
INDIA - 3.5%
Bajaj Auto, Ltd. - GDR                              71,000           504
BSES, Ltd. - GDR (144A)                             27,000           324
Dr. Reddy's Laboratories, Ltd. - ADR (a)            14,000           349
Foreign & Colonial Emerging Markets
 Indian Investment Co. (a)                         276,089           828
Genesis India Investment Co. (a)                   471,800         3,109
HDFC Bank, Ltd. - ADR (a)                           16,000           244
Hindalco Industries, Ltd. - GDR                     40,000           476
Hindustan Lever, Ltd. 2002 Warrants (a)             27,000           121
Housing Development Finance Corp., Ltd.
 2002 Warrants (a)                                   5,000            73
ICICI Bank, Ltd. - ADR (a)                          32,000           223
ICICI Bank, Ltd. - ADR                              13,000            63
Indo Gulf Fertilisers & Chemicals - GDR             70,000            39
Indo Gulf Fertilizers & Chemicals -
 GDR (a)                                           349,000           192
Infosys Technologies, Ltd. - ADR                    16,700           788
Infosys Technologies, Ltd.
 2002 Warrants (a)                                   3,130           262
ITC, Ltd. - GDR                                     12,400           183
Mahanagar Telephone Nigam,
 Ltd. - ADR (a)                                     23,200           133
Perusahaan Persero Telekom - ADR                    32,616           170
Ranbaxy Laboratories, Ltd. - GDR                    16,000           260
Reliance Industries, Ltd. - GDR                     81,000           940
State Bank of India - GDR                           34,100           275
Videsh Sanchar Nigam, Ltd. - ADR                    49,601           480
                                                                  ------
                                                                  10,036
                                                                  ------
INDONESIA - 1.9%
Gulf Indonesia Resources, Ltd. (a)                  62,300           523
PT Bank Central Asia Tbk (a)                    11,190,000         1,362
PT Gudang Garam Tbk                                366,000           315
PT Hanjaya Mandala Sampoerna Tbk (a)               982,500           281
PT Indofood Sukses Makmur Tbk                    1,234,500            80
PT Matahari Putra Prima Tbk                     11,000,000           525
PT Ramayana Lestari Sentosa Tbk                  2,418,000           606
PT Telekomunikasi Indonesia                      4,147,000         1,118
Semen Gresik                                       642,000           435
                                                                  ------
                                                                   5,245
                                                                  ------
ISRAEL - 3.2%
Bank Hapoalim, Ltd.                                278,570           541
Bank Leumi Le-Israel                               642,451         1,147
Bezeq Israeli
 Telecommunication Corp., Ltd.                     371,821           393
Check Point Software
 Technologies, Ltd. (a)                             15,300           452
Elbit Systems, Ltd.                                 17,000           323
Israel Chemicals, Ltd.                           1,285,000         1,165
Leumi Insurance Holdings                           134,899           130
Lumenis, Ltd. (a)                                   11,000           219
Nice Systems, Ltd. - ADR (a)                         2,790            42
Orbotech, Ltd. (a)                                  36,365           784
Scitex Corp., Ltd. (a)                              99,000           326
Supersol, Ltd.                                     305,583         1,155
Taro Pharmaceutical Industries, Ltd. (a)            17,050           718
Teva Pharmaceutical Industries, Ltd. - ADR          26,838         1,659
                                                                  ------
                                                                   9,054
                                                                  ------
JORDAN - 0.3%
Arab Bank Group                                      2,710           792
                                                                  ------

                                                        Emerging Markets Fund 91

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                ----------        ------

LUXEMBOURG - 0.2%
Millicom International Cellular SA (a)              25,500           282
Quilmes Industrial SA - ADR                         31,050           310
UBS AG 2002 Warrants (a)                            72,000            68
                                                                  ------
                                                                     660
                                                                  ------
MALAYSIA - 3.6%
Genting Berhad                                     205,000           502
Golden Hope Plantation                             519,000           448
IJM Corp. Berhad                                   570,000           627
Lam Soon Huat Development                          196,000           239
Malakoff Berhad                                    251,000           621
Malayan Banking Berhad                             853,800         1,596
Oriental Holdings Berhad                           148,200           116
Perusahaan Otomobil Nasional Berhad                146,000           211
Petronas Gas Berhad                                 39,000            57
Public Bank Berhad                               1,141,400           682
Public Bank Berhad (Alien Market)                1,071,000           741
Resorts World Berhad                               208,000           285
Road Builder
 (Malaysia) Holdings Berhad                        440,000           509
Rothmans of Pall Mall
 (Malaysia) Berhad                                  95,700           863
S P Setia Berhad Group                             316,000           183
Sime Darby Berhad                                  142,000           163
Tan Chong Motor Holdings                           800,000           265
Tanjong PLC                                         30,000            66
Telekom Malaysia Berhad                            420,044           967
Tenaga Nasional Berhad                             318,000           724
UMW Holdings Berhad                                215,000           365
YTL Corp. Berhad                                    91,000            98
                                                                  ------
                                                                  10,328
                                                                  ------
MEXICO - 12.1%
Alfa SA de CV Class A                               39,000            35
America Movil SA de CV - ADR                       276,074         4,140
Apasco SA de CV                                     27,400           118
Carso Global Telecom Series A1 (a)                 379,809           711
Cemex SA de CV                                     302,232         1,385
Cemex SA de CV - ADR                               112,761         2,594
Cemex SA de CV - ADR
 2002 Warrants (a)                                  20,000             5
Cifra SA de CV                                     568,600         1,228
Coca-Cola Femsa SA - ADR                            60,750         1,220
Compania Cervecerias Unidas SA - ADR                43,800           693
Consorico ARA SA de CV (a)                         219,400           298
Controladora Comercial Mexicana SA
 de CV Units                                     1,000,000           593
Corporacion Interamericana de
 Entretenimiento SA Series B (a)                   348,000           551
Cydsa SA Series A (a)                              277,000           105
Empresa Nacional de Electricidad
 SA - ADR                                           30,643           267
Fomento Economico Mexicano SA de CV                 93,800           293
Fomento Economico Mexicano SA de CV
 Series B - ADR                                     52,150         1,617
Grupo Aeroportuario del Sureste SA
 de CV - ADR (a)                                    15,700           193
Grupo Elektra SA                                   125,000            61
Grupo Financiero Banorte SA de CV (a)              632,500         1,020
Grupo Financiero BBVA Bancomer
 SA de CV Series O (a)                           1,963,800         1,487
Grupo Financiero Inbursa SA de CV
 Class O (a)                                        57,200           142
Grupo Industrial Durango SA - ADR (a)               17,250            92
Grupo Iusacell SA de CV - ADR (a)                   79,444           207
Grupo Modelo SA de CV Series C                     258,800           595
Grupo Television SA de CV - GDR (a)                 50,645         1,542
Hylsamex, SA de CV Class B (a)                     230,000            72
Kimberly-Clark, Mexico Class A                     272,600           741
Nuevo Grupo Mexico SA Series B                     225,100           267
Organizacion Soriana SA de CV
 Series B (a)                                      187,150           408
Panamerican Beverages, Inc. Class A                 73,650         1,167
Pepsi-Gemex SA - GDR (a)                            52,200           267
Telefonos de Mexico SA Series L - ADR              244,174         8,317
Tubos de Acero de Mexico SA - ADR                   29,500           277
TV Azteca SA de CV - ADR                            29,100           140
Wal-Mart de Mexico SA de CV Series V               588,000         1,402
                                                                  ------
                                                                  34,250
                                                                  ------
NETHERLANDS ANTILLES - 0.2%
Merrill Lynch LEP Warrants TSMC
 2002 Rights (a)                                   270,603           478
                                                                  ------
PANAMA - 0.3%
Banco Latinoamericano de
 Exportaciones SA Class E                           24,600           718
                                                                  ------
PERU - 0.5%
Compania de Minas Buenaventura SA
 Series B                                           21,800           219
Compania de Minas Buenaventura
 Series B - ADR                                     46,050           933
Credicorp, Ltd.                                     12,150            98
Southern Peru Copper Corp.                           2,550            22
Volcan Compania Minera SA Series B                 306,400            27
                                                                  ------
                                                                   1,299
                                                                  ------
92 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                 ---------        ------
PHILIPPINES - 1.0%
Ayala Corp.                                        160,800            14
Ayala Land, Inc.                                 3,100,000           263
Equitable PCI Bank                                 620,200           215
Manila Electric Co. Class B (a)                  1,632,040         1,037
Metropolitan Bank & Trust Co. (a)                  133,870           425
Philippine Long Distance Telephone Co.              16,000           117
Philippine Long Distance Telephone
 Co. - ADR                                          16,000           115
SM Prime Holdings                                3,000,000           323
Universal Robina Corp.                           3,534,300           279
                                                                  ------
                                                                   2,788
                                                                  ------
POLAND - 2.0%
Bank Polska Kasa Opieki Grupa
 Pekao SA (a)                                       68,554         1,266
Bank Polska Kasa Opieki SA - GDR (a)                 9,600           175
Bank Zachodni WBK SA (a)                            18,730           194
BRE Bank SA                                          3,770            99
Elektrim Spolka Akcyjna SA (a)                      60,614           305
KGHM Polska Miedz SA - GDR                          14,504            81
Polski Koncern Naftowy Orlen SA                    100,000           456
Polski Koncern Naftowy SA - GDR                    109,081           992
Powszechny Bank Kredytowy - GDR                     15,080           347
Telekomunikacja Polska SA (a)                      120,000           447
Telekomunikacja Polska SA
 Class S - GDR (a)                                 325,608         1,188
                                                                  ------
                                                                   5,550
                                                                  ------
RUSSIA - 3.2%
JSC Mining and Smelting Co. Norilsk
 Nickel - ADR (a)                                   23,650           278
Lukoil Oil Co. - ADR                                30,816         1,362
Mobile Telesystems - ADR (a)                        50,536         1,431
Mosenergo - ADR                                     65,400           209
OAO Gazprom - ADR (a)                               23,100           199
Surgutneftegaz SP - ADR                            191,866         2,433
Unified Energy Systems - ADR                        36,687           360
Unified Energy Systems - GDR                        43,738           429
Vimpel-Communications - ADR (a)                     55,766         1,104
YUKOS - ADR                                         23,900         1,336
                                                                  ------
                                                                   9,141
                                                                  ------
SINGAPORE - 0.0%
Golden Agri-Resources, Ltd. (a)                    814,300            36
                                                                  ------
SOUTH AFRICA - 8.3%
AECI, Ltd.                                         544,300           825
African Bank Investments, Ltd.                     631,500           586
Amalgamated Banks of South Africa                  397,367         1,398
Anglo American Platinum Corp., Ltd.                 42,930         1,402
Anglo American PLC                                  12,000           155
AngloGold, Ltd.                                      6,610           223
Anglovaal Industries, Ltd.                         110,000           141
Barlow, Ltd.                                        87,037           459
Billiton PLC                                        56,500           242
BOE, Ltd.                                          416,900           163
Driefontein Consolidated                           103,000           462
FirstRand, Ltd.                                  1,982,810         1,609
Forbes Group, Ltd.                                 489,368           739
Gencor, Ltd.                                        37,900           116
Harmony Gold Mining Co., Ltd.                       66,699           391
Impala Platinum Holdings, Ltd.                      27,950           994
Imperial Holdings, Ltd.                             43,941           266
Investec Group, Ltd.                                12,400           210
Iscor, Ltd. (a)                                     74,960           245
JD Group, Ltd.                                      59,400           207
Liberty Life Association of Africa                  18,021           102
M-Cell, Ltd.                                       136,200           216
Metro Cash & Carry, Ltd.                           558,762           110
Murray & Roberts Holdings, Ltd. (a)                150,900           121
Nasionale Pers Beperk Class N                       53,000           102
Nedcor, Ltd.                                        14,127           201
PepsiCo International, Inc. (a)                      1,190             5
Primedia, Ltd.                                     555,000           223
Profurn, Ltd. (a)                                  754,290            42
Rembrandt Group, Ltd. (a)                           38,900            72
Remgro, Ltd.                                       104,900           713
Sanlam, Ltd.                                     1,822,200         1,699
Sappi, Ltd.                                        221,600         2,065
Sasol, Ltd.                                        459,243         4,005
South African Breweries PLC                        157,600           975
Standard Bank Investment Corp., Ltd.               294,563           968
Steinhoff International Holdings, Ltd.             447,200           372
Super Group, Ltd.                                  111,700           108
Tongaat-Hulett Group, Ltd.                         103,000           475
                                                                  ------
                                                                  23,407
                                                                  ------
SOUTH KOREA - 15.3%
Daeduck Electronics Co., Ltd.                       60,400           449
Daelim Industrial Co.                              150,000         1,290
Good Morning Securities Co. (a)                    263,540           725
Hana Bank                                           30,400           237
Hanil Cement Manufacturing Co., Ltd.                54,500           815
Hankuk Glass Industries, Inc.                       60,750           769
Hanwha Chemical Corp. (a)                          107,000           221
Hite Brewery Co., Ltd.                               8,210           299
Hyundai Industrial Development
 & Construction                                    106,500           522
Hyundai Mobis                                       13,000           146
Hyundai Motor Co., Ltd.                             67,208         1,083
Hyundai Securities Co. (a)                         106,200           601

Emerging Markets Fund 93

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                 ---------        ------
Kookmin Bank                                       226,188         3,504
Kookmin Credit Card Co., Ltd.                       26,996           724
Korea Electric Power Corp.                         133,968         2,117
Korea Electric Power Corp. - ADR                    13,148           115
Korea Telecom Corp.                                 24,050           894
Korea Telecom Corp. - ADR                          111,479         2,323
Korea Telecom Freetel (a)                           57,000         1,545
Korea Tobacco & Ginseng Corp.                       40,600           579
Korea Tobacco & Ginseng Corp.
 2002 Warrants (a)                                  16,000           223
LG Cable & Machinery, Ltd.                          46,960           480
LG Chemical, Ltd. (a)                               43,352           537
LG Electronics, Inc.                                63,920           666
LG Household & Health Care, Ltd. (a)                11,180           243
Lotte Confectionery Co.                              5,200         1,071
Lucky Development Co.                               19,200           171
Pohang Iron & Steel Co., Ltd.                       34,841         2,402
Pohang Iron & Steel Co., Ltd. - ADR                 19,000           326
S-Oil Corp.                                         37,430         1,176
S1 Corp.                                            55,181           697
Samsung Display Devices Co.                          7,062           284
Samsung Electro-Mechanics Co.                       40,170           902
Samsung Electronics Co., Ltd.                       45,020         6,050
Samsung Electronics Co., Ltd. - GDR (a)             34,419           983
Samsung Electronics Co., Ltd. - GDR (a)              6,900           520
Samsung Fire & Marine Insurance                     21,790           684
Samsung Securities Co., Ltd. (a)                    42,498         1,104
Seoul City Gas Co., Ltd.                            17,000           209
Shinhan Financial Group Co., Ltd. (a)              157,860         1,363
SK Telecom Co., Ltd.                                19,400         3,688
SK Telecom Co., Ltd. - ADR                          23,900           504
Tae Young Corp.                                     11,439           230
                                                                  ------
                                                                  43,471
                                                                  ------
SRI LANKA - 0.1%
Development Finance Corp. of Ceylon                116,665           121
John Keells Holdings, Ltd.                         195,906           114
                                                                  ------
                                                                     235
                                                                  ------
SWITZERLAND - 0.0%
UBS AG 2001 Warrants (a)                            39,480            97
                                                                  ------
TAIWAN - 8.6%
Acer Communications &
 Multimedia, Inc.                                  541,000           452
Acer, Inc. - GDR                                   315,494           480
Ambit Microsystems Corp.                           202,400           813
ASE Test, Ltd. (a)                                  17,800           146
Asia Cement Corp. - GDR                            189,639           465
Asustek Computer, Inc.                             111,000           380
Asustek Computer, Inc. - GDR (Regd)                165,075           570
Bank Sinopac                                       450,000           181
Cathay Life Insurance                            1,093,235         1,261
China Development Industrial Bank                1,470,016           771
China Steel Corp.                                1,308,000           510
China Steel Corp. - GDS (a)                         84,587           664
Chinatrust Commercial Bank                         739,766           375
Chung Hwa Pulp Corp.                               749,000           132
Chunghwa Telecom Co., Ltd.                         150,000           204
Compal Electronics, Inc. - GDR                      99,860           409
Compeq Manufacturing Co., Ltd. (a)                  81,000            81
Far Eastern Textile Co., Ltd.                    1,800,000           522
Far Eastern Textile, Ltd. - GDR                      3,469            10
Faraday Technology Corp.                           122,500           479
First Commercial Bank                              253,000           128
Foreign & Colonial Emerging Markets
 Taiwan Investment Co. (a)                         191,200         1,321
Formosa Plastics Corp.                             274,000           222
Hon Hai Precision Industry Co.                     112,000           416
Hon Hai Precision Industry Co.,
 Ltd. - GDR                                         69,200           543
Macronix International Co., Ltd.                   174,000           104
MediaTek, Inc.                                      62,600           539
Nan Ya Plastic Corp.                               400,000           214
Phoenixtec Power Co., Ltd.                         491,532           258
Quanta Computer, Inc.                              214,500           460
Realtek Semiconductor Corp.                         70,000           206
Ritek Corp. - GDR                                  109,133           207
Salomon Smith Barney (a)                           237,000           731
Sunplus Technology Co., Ltd.                       359,100           697
Sunplus Technology Co., Ltd. - GDR                  10,549            40
Taiwan Semiconductor Manufacturing
 Co., Ltd. (a)                                   2,811,900         4,971
Topco Scientific Co., Ltd. (a)                      44,000           136
United Microelectronics Corp. (a)                2,062,600         1,698
United Microelectronics Corp. - ADR (a)            285,890         1,630
Via Technologies, Inc.                              88,000           219
Winbond Electronics Corp. - GDR                     87,147           288
Yageo Corp. (a)                                    580,000           338
Yuanta Core Pacific Securities Co.                 458,000           202
                                                                  ------
                                                                  24,473
                                                                  ------
THAILAND - 1.2%
Advanced Info Service PLC (a)                      508,000           472
Advanced Info Service PLC - Receipt (a)             62,000            57
Bangkok Expressway PLC (Alien Market)              225,000            44
BEC World Public Co., Ltd.
 (Alien Market)                                    158,800           675
Electricity Generating Public Co., Ltd.
 (Alien Market)                                     54,000            43
National Petrochemical PLC
 (Alien Market)                                    594,000           379

94 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                ----------       -------
PTT Exploration and Production
 Public Co., Ltd.                                  314,600           693
Siam Cement Public Co., Ltd.
 (Alien Market) (a)                                  8,900            96
Siam City Cement Public Co., Ltd.
 (Alien Market)                                    145,000           441
Siam Makro Public Co., Ltd.
 (Alien Market)                                      3,000             3
TelecomAsia Public Co., Ltd.
 (Alien Market) (a)                                353,000            69
Thai Farmers Bank (Alien Market) (a)               949,300           356
Thai Union Frozen Products PLC                      22,500            35
                                                                 -------
                                                                   3,363
                                                                 -------
TURKEY - 2.5%
Akbank TAS                                      84,946,080           168
Anadolu Efes Biracilik ve Malt
 Sanayii AS                                     48,696,520           962
Arcelik AS                                      21,987,570           145
Brisa Bridgestone Sabanci Lastik San.
 Ve Tic AS                                      12,650,000           206
Dogan Sirketler Grubu Holding AS                23,086,500            17
ENKA Holding                                     3,993,000           269
Ford Otomotiv Sanayi AS                         38,742,750           267
Haci Omer Sabanci Holding AS (a)                83,655,928           267
Haci Omer Sabanci Holding AS - ADR                 181,855           164
Koc Holding AS                                  19,140,772           342
Migros Turk TAS                                 13,599,666           844
Sasa Suni ve Sentetik Elyaf Sanayii
 Anonim Sirketi                                  5,000,000            38
Tofas Turk Otomobil Fabrikasi AS (a)            56,000,000           344
Tupras - Turkiye Petrol Rafinerileri AS        120,866,660           796
Turkcell Iletisim Hizmetleri AS (a)             84,061,601           416
Turkcell Iletisim Hizmetleri AS - ADR (a)           11,056           139
Turkiye Garanti Bankasi AS (a)                  82,956,056            83
Turkiye Is Bankasi                              88,905,978           318
Vestel Elektronik Sanayi ve Ticaret AS         101,679,000           175
Yapi ve Kredi Bankasi AS (a)                   571,006,360         1,038
                                                                 -------
                                                                   6,998
                                                                 -------
UNITED KINGDOM - 0.8%
Billiton PLC                                        57,600           245
Dimension Data Holdings PLC (a)                    274,105           299
Genesis Smaller Companies Fund (a)                 144,535         1,698
Merrill Lynch & Co. 2002 Warrants (a)               52,000            92
                                                                 -------
                                                                   2,334
                                                                 -------
VENEZUELA - 0.2%
Companhia Anonima Nacional
 Telefonos de Venezuela - ADR                       21,200           480
Siderurgica Venezolana "Sivensa"
 SACA Class A (a)                                1,290,366             3
                                                                 -------
                                                                     483
                                                                 -------
ZIMBABWE - 0.2%
Delta Corp.                                      1,010,343           492
OK Zimbabwe (a)                                  3,361,654            64
                                                                 -------
                                                                     556
                                                                 -------
TOTAL COMMON STOCKS
(cost $292,915)                                                  237,260
                                                                 -------
                                                 NOTIONAL
                                                  AMOUNT
                                                   (000)
                                                     $
                                                ----------
OPTIONS PURCHASED - 0.3% (a)
Bovespa Index Futures (Brazil)
  Dec 11,670.00 Call                                    --            40
  Dec 11,118.00 Call                                    --            22
                                                                 -------
                                                                      62
                                                                 -------
All Share Index Futures (South Africa)
  Mar 8,780.72 Call                                      1            41
  Mar 8,486.00 Call                                      1            28
  Mar 8,999.66 Call                                     --            12
  Mar 8,190.00 Call                                      1            29
  Mar 8,317.60 Call                                      1            26
                                                                 -------
                                                                     136
                                                                 -------
Kospi 200 Index Futures (South Korea)
  Dec 57.2475 Call                                  36,000           561
  Dec 56.10 Call                                    10,000           155
                                                                 -------
                                                                     716
                                                                 -------
TOTAL OPTIONS PURCHASED
(cost $911)                                                          914
                                                                 -------
                                                  NUMBER
                                                    OF
                                                  SHARES
                                                ----------
PREFERRED STOCKS - 7.5%
BRAZIL - 6.2%
Aracruz Celulose SA - ADR                           26,350           461
Banco Bradesco SA                              262,243,856           995
Banco Itau SA                                   17,840,880         1,132
Brasil Telecom SA                               18,663,884            71
Centrais Electricas Brasilieras SA              19,000,000           234
CIA Energetica De Minas Gerais (a)              25,367,000           251

                                                        Emerging Markets Fund 95

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                    OF            (000)
                                                   SHARES           $
                                               -----------       -------
Companhia Brasileira de Distribuicao
 Grupo Pao de Acucar - ADR                          57,520           873
Companhia de Bebidas
 das Americas                                    6,313,710         1,027
Companhia de Bebidas
 das Americas - ADR                                 48,800           793
Companhia Paranaense de Energia -
 Copel Class B                                  73,014,000           362
Companhia Paranaense de Energia -
 Copel Class B - ADR                                11,150            54
Companhia Vale Do Rio Doce Series A                 87,100         1,815
Coteminas (Cia Tec)                              5,069,518           263
Duratex SA                                       5,401,680            78
Eletropaulo Metropolitana-
 Electricidade de Sao Paulo SA                  12,723,000           306
Embraer Aircraft Corp. - ADR                        11,860           204
Embratel Participacoes SA                       15,852,500            45
Embratel Participacoes SA - ADR                     26,000            70
Gerdau SA                                       26,855,000           188
Itausa Investimentos Itau SA                     1,128,781           794
Petroleo Brasileiro Petrobras SA - ADR              90,775         1,752
Petroleo Brasileiro SA                              93,920         1,804
Tele Celular Sul Participacoes SA               69,313,296            74
Tele Centro Oeste Celular
 Participacoes SA                               50,953,000            87
Tele Centro Sul Participacoes SA                29,353,200           162
Tele Norte Leste Participacoes SA               36,010,753           363
Tele Norte Leste Participacoes SA - ADR            102,296         1,039
Telecomunicacoes Brasileiras SA - ADR                9,200           238
Telemig Celular Participacoes SA                92,041,000           111
Telesp Celular Participacoes SA                131,868,180           267
Telesp Celular Participacoes SA - ADR               10,600            54
Uniao de Bancos Brasileiros SA (Units)           5,807,000           182
Usinas Siderurgicas de Minas Gerais SA             216,200           316
Votorantim Celulose e Papel SA - ADR            35,390,000         1,058
                                                                 -------
                                                                  17,523
                                                                 -------
RUSSIA - 0.3%
Lukoil Holding Oil Co. - ADR                        34,560           691
                                                                 -------
SOUTH KOREA - 0.5%
Daishin Securities                                  85,300           388
Samsung Electronic, Ltd.                            18,990         1,084
                                                                 -------
                                                                   1,472
                                                                 -------
THAILAND - 0.5%
Siam Commercial Bank Public
 Co., Ltd. (a)                                   4,421,100         1,459
                                                                 -------
TOTAL PREFERRED STOCKS
(cost $26,810)                                                    21,145
                                                                 -------

                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)
                                                     $
                                                 ---------
LONG-TERM INVESTMENTS - 0.0%
Taiwan - 0.0%
Far Eastern Textile, Ltd. (conv.)(a)
 Zero Coupon due 01/26/05                               65            62
                                                                 -------
TOTAL LONG-TERM INVESTMENTS
(cost $65)                                                            62
                                                                 -------
SHORT-TERM INVESTMENTS - 7.1%
UNITED STATES - 7.1%
Frank Russell Investment Company
 Money Market Fund (b)                              17,731        17,731
United States Treasury Bills (c)(d)(e)
 Zero Coupon due 12/20/01                            2,400         2,392
                                                                 -------
TOTAL SHORT-TERM INVESTMENTS
(cost $20,123)
                                                                  20,123
                                                                 -------
TOTAL INVESTMENTS - 98.8%
(identified cost $340,824)                                       279,504

OTHER ASSETS AND LIABILITIES,
 NET - 1.2%                                                        3,318
                                                                 -------
NET ASSETS - 100.0%                                              282,822
                                                                 =======

(a)  Nonincome-producing security.
(b)  At net asset value.
(c)  At amortized cost, which approximates market.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e)  Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

See accompanying notes which are an integral part of the financial statements.

96 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                  NOTIONAL    UNREALIZED
                                                   AMOUNT    APPRECIATION
                                                   (000)    (DEPRECIATION)
FUTURES CONTRACTS                                    $           (000)
                                                  --------   ------------
SIMEX Index
  Futures Contracts (Taiwan)
  expiration date 11/01                              1,908   $       (98)

DAX Index
  Futures Contracts (Germany)
  expiration date 12/01                              1,237           (35)

Hang Seng Index
Futures Contracts (Hong Kong)
  expiration date 11/01                              1,672           (56)
                                                             -----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                        $      (189)
                                                             ===========



                                                  NOTIONAL        MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
OPTIONS WRITTEN                                       $             $
                                                  --------       -------
Bovespa Index Futures (Brazil)
  Dec 11,670.00 Put                                     --            66
  Dec 11,118.33 Put                                     --            10

Kospi 200 Index Futures (South Korea)
  Dec 57.2475 Put                                       36           333
  Dec 56.10 Put                                         10            82

All Share Index Futures (South Africa)
  Mar 8,780.72 Put                                       1            81
  Mar 8,486.00 Put                                       1            41
  Mar 8,999.66 Put                                      --            28
  Mar 8,190.00 Put                                       1            27
  Mar 8,317.60 Put                                       1            31
                                                                 -------
Total Liability for Options Written
  (premiums received $551)                                           699
                                                                 =======



                                                                  MARKET
                                                     % OF          VALUE
                                                      NET          (000)
INDUSTRY DIVERSIFICATION                            ASSETS           $
                                                   -------       -------
Auto &Transportation                                   2.1%        5,919
Consumer Discretionary                                 5.3        14,891
Consumer Staples                                       7.0        19,920
Energy                                                 8.7        24,778
Financial Services                                    19.2        54,171
Health Care                                            1.9         5,279
Materials & Processing                                11.8        33,239
Miscellaneous                                          0.6         1,759
Producer Durables                                      5.7        16,052
Technology                                             7.9        22,270
Utilities                                             21.2        60,127
Options Purchased                                      0.3           914
Short-Term Investments                                 7.1        20,123
Long-Term Investments                                  0.0            62
                                                   -------       -------
Total Investments                                     98.8       279,504
Other Assets and Liabilities, net                      1.2         3,318
                                                   -------       -------
NET ASSETS                                           100.0%      282,822
                                                   =======       =======




                                                                  MARKET
                                                     % OF          VALUE
                                                       NET         (000)
GEOGRAPHIC DIVERSIFICATION                          ASSETS           $
                                                   -------       -------
Europe                                                 6.6%       18,502
Latin America                                         23.6        66,751
Pacific Basin                                         38.9       110,103
Middle East                                            9.6        27,115
Africa                                                 9.1        25,623
Other                                                  3.6        10,311
Options Purchased                                      0.3           914
Short-Term Investments                                 7.1        20,123
Long-Term Investments                                  0.0            62
                                                   -------       -------
Total Investments                                     98.8       279,504
Other Assets and Liabilities, net                      1.2         3,318
                                                   -------       -------
NET ASSETS                                           100.0%      282,822
                                                   =======       =======

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 97

EMERGING MARKETS FUND

                                                                October 31, 2001
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                            UNREALIZED
CONTRACTS TO          IN EXCHANGE                          APPRECIATION
  DELIVER                 FOR             SETTLEMENT      (DEPRECIATION)
  (000)                  (000)               DATE              (000)
------------       --------------         ----------       ------------
USD      463       BRL      1,300         12/12/01        $          5
USD    1,682       BRL      4,700         12/12/01                   8
USD      269       EUR        300         12/12/01                  --
USD      459       EUR        500         12/12/01                 (10)
USD    1,199       EUR      1,300         12/12/01                 (32)
USD      307       KRW    400,000         12/12/01                   2
USD    1,538       KRW  2,000,000         12/12/01                   7
EUR      600       USD        551         12/12/01                  13
USD      211       ZAR      2,000         12/12/01                   1
USD      535       ZAR      5,000         12/12/01                  (6)
USD    1,826       ZAR     16,000         12/12/01                (132)
                                                           -----------
                                                          $       (144)
                                                           ===========


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS
                                                            UNREALIZED
CONTRACTS TO          IN EXCHANGE                          APPRECIATION
  DELIVER                 FOR             SETTLEMENT      (DEPRECIATION)
  (000)                  (000)               DATE              (000)
------------       --------------         ----------       ------------
USD       65       BRL        172         11/05/01        $         (1)
USD       65       BRL        177         11/01/01                  --
USD       25       CZK        957         11/01/01                  --
USD       93       CZK      3,447         11/02/01                  (1)
USD      148       CZK      5,581         11/01/01                   1
USD       39       GBP         26         11/01/01                  --
USD       14       HKD        109         11/01/01                  --
USD       21       HKD        164         11/01/01                  --
USD       40       HKD        314         11/01/01                  --
USD       57       HKD        443         11/01/01                  --
USD      108       HKD        846         11/01/01                  --
USD      115       HKD        895         11/01/01                  --
USD      159       HKD      1,242         11/01/01                  --
USD      171       HKD      1,335         11/01/01                  --
USD      217       HKD      1,690         11/01/01                  --
USD      216       HUF     61,075         11/05/01                  --
USD      257       HUF     71,978         11/06/01                  (4)
USD       16       THB        709         11/01/01                  --
USD      117       TRL116,718,799         11/01/01                  --
BRL       19       USD          7         11/01/01                  --
BRL       32       USD         12         11/05/01                  --
BRL      115       USD         43         11/01/01                  --
BRL      176       USD         64         11/05/01                  (1)
HKD        5       USD          1         11/01/01                  --
HUF    6,362       USD         22         11/05/01                  --
HUF   11,133       USD         39         11/07/01                  --
HUF   15,904       USD         57         11/05/01                   1
HUF   69,517       USD        245         11/08/01                  --
KRW   99,900       USD         77         11/01/01                  --
MXN       17       USD          2         11/01/01                  --
MXN      118       USD         13         11/01/01                  --
MXN      252       USD         27         11/01/01                  --
MXN      310       USD         33         11/01/01                  --
MXN    1,353       USD        146         11/01/01                  --
MYR        3       USD          1         11/01/01                  --
MYR       87       USD         23         11/05/01                  --
ZAR        4       USD         --         11/06/01                  --
ZAR        9       USD          1         11/01/01                  --
ZAR       37       USD          4         11/05/01                  --
ZAR      130       USD         14         11/06/01                  --
ZAR      168       USD         18         11/02/01                  --
ZAR      268       USD         28         11/01/01                  --
ZAR      577       USD         61         11/06/01                  --
ZAR      581       USD         61         11/06/01                  --
ZAR      636       USD         67         11/05/01                  --
ZAR    1,021       USD        110         11/02/01                   2
ZAR    1,067       USD        113         11/05/01                  --
USD        5       ZAR         43         11/02/01                  --

See accompanying notes which are an integral part of the financial statements.

98 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001
FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS
                                                            UNREALIZED
CONTRACTS TO          IN EXCHANGE                          APPRECIATION
  DELIVER                 FOR             SETTLEMENT      (DEPRECIATION)
  (000)                  (000)               DATE              (000)
------------       --------------         ----------       ------------
USD        5       ZAR         44         11/05/01        $         --
USD        6       ZAR         55         11/06/01                  --
USD       35       ZAR        325         11/01/01                  --
                                                           ------------
                                                          $         (3)
                                                           ============

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 99

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001


ASSETS
Investments at market (identified cost $340,824) .....................................     $    279,504
Cash .................................................................................            1,690
Foreign currency holdings (identified cost $3,728) ...................................            3,949
Unrealized appreciation on forward foreign currency exchange contracts ...............               36
Unrealized appreciation on foreign currency exchange spot contracts ..................                4
Receivables:
  Dividends and interest .............................................................              337
  Investments sold ...................................................................            3,932
  Fund shares sold ...................................................................              746
                                                                                           ------------
    Total assets .....................................................................          290,198

LIABILITIES
Payables:
  Investments purchased ..................................................    $  5,365
  Fund shares redeemed ...................................................         344
  Accrued fees to affiliates .............................................         533
  Other accrued expenses .................................................         244
  Daily variation margin on futures contracts ............................           4
Unrealized depreciation on forward foreign currency exchange contracts ...         180
Unrealized depreciation on foreign currency exchange spot contracts ......           7
Options written, at market value (premiums received $551) ................         699
                                                                              --------

    Total liabilities ................................................................            7,376
                                                                                           ------------

NET ASSETS ...........................................................................     $    282,822
                                                                                           ============
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income .........................     $     (1,269)
Accumulated net realized gain (loss) .................................................         (132,339)
Unrealized appreciation (depreciation) on:
  Investments ........................................................................          (61,320)
  Futures contracts ..................................................................             (189)
  Options written ....................................................................             (148)
  Foreign currency-related transactions ..............................................               23
Shares of beneficial interest ........................................................              401
Additional paid-in capital ...........................................................          477,663
                                                                                           ------------
NET ASSETS ...........................................................................     $    282,822
                                                                                           ============

NET ASSET VALUE, offering and redemption price per share:
  Class C ($2,377,457 divided by 344,821 shares of $.01 par value
   shares of beneficial interest outstanding).........................................     $       6.89
                                                                                           ============
  Class E ($6,958,637 divided by 992,108 shares of $.01 par value
   shares of beneficial interest outstanding).........................................     $       7.01
                                                                                           ============
  Class S ($273,486,308 divided by 38,811,326 shares of $.01 par value
   shares of beneficial interest outstanding).........................................     $       7.05
                                                                                           ============

See accompanying notes which are an integral part of the financial statements.

100 Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends......................................................................      $          8,262
  Dividends from Money Market Fund...............................................                   773
  Less foreign taxes withheld....................................................                  (743)
                                                                                       ----------------

    Total investment income......................................................                 8,292

EXPENSES
  Advisory fees................................................      $      3,767
  Administrative fees..........................................               188
  Custodian fees...............................................             1,124
  Distribution fees - Class C..................................                18
  Transfer agent fees..........................................             1,497
  Professional fees............................................                98
  Registration fees............................................                67
  Shareholder servicing fees - Class C.........................                 6
  Shareholder servicing fees - Class E.........................                18
  Trustees' fees...............................................                15
  Miscellaneous................................................               104
                                                                     ------------

  Expenses before reductions...................................             6,902
  Expense reductions...........................................               (12)
                                                                     ------------

    Expenses, net................................................................                 6,890
                                                                                       ----------------

Net investment income............................................................                 1,402
                                                                                       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments..................................................           (62,819)
  Futures contracts............................................              (758)
  Options written..............................................              (212)
  Foreign currency-related transactions........................            (1,898)              (65,687)
                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
  Investments..................................................           (23,295)
  Futures contracts............................................              (189)
  Options written..............................................              (148)
  Foreign currency-related transactions........................                87               (23,545)
                                                                     ------------      ----------------

Net realized and unrealized gain (loss)..........................................               (89,232)
                                                                                       ----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............................      $        (87,830)
                                                                                       ================

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 101

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                  FISCAL YEAR ENDED  TEN MONTHS ENDED     YEAR ENDED
                                                                  OCTOBER 31, 2001   OCTOBER 31, 2000  DECEMBER 31, 1999
                                                                  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ......................................... $           1,402  $             91  $             879
  Net realized gain (loss) ......................................           (65,687)            6,888             (4,225)
  Net change in unrealized appreciation (depreciation)...........           (23,545)         (130,418)           153,335
                                                                  -----------------  ----------------  -----------------
    Net increase (decrease) in net assets from operations........           (87,830)         (123,439)           149,989
                                                                  -----------------  ----------------  -----------------
DISTRIBUTIONS
  From net investment income
    Class C......................................................                --                (3)                --
    Class E......................................................                --               (22)               (16)
    Class S......................................................                --            (2,029)            (3,161)
                                                                  -----------------  ----------------  -----------------
       Net decrease in net assets from distributions.............                --            (2,054)            (3,177)
                                                                  -----------------  ----------------  -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions..             2,835            54,571             (2,461)
                                                                  -----------------  ----------------  -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS......................           (84,995)          (70,922)           144,351

NET ASSETS
  Beginning of period ...........................................           367,817           438,739            294,388
                                                                  -----------------  ----------------  -----------------
  End of period (including accumulated distributions in
   excess of net investment income of $1,269, $1,218
   and $2,814, respectively)..................................... $         282,822  $        367,817  $         438,739
                                                                  =================  ================  =================

See accompanying notes which are an integral part of the financial statements.

102 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              2001*       2000**      1999***
                                                                           ---------   ----------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................  $    9.15   $    12.47   $    8.07
                                                                           ---------   ----------   ---------
INCOME FROM OPERATIONS
  Net investment income (a) .............................................       (.04)        (.10)       (.12)
  Net realized and unrealized gain (loss) ...............................      (2.22)       (3.20)       4.57
                                                                           ---------   ----------   ---------
    Total income from operations ........................................      (2.26)       (3.30)       4.45
                                                                           ---------   ----------   ---------
DISTRIBUTIONS
  From net investment income ............................................         --        (.02)        (.05)
                                                                           ---------   ---------    ---------
NET ASSET VALUE, END OF PERIOD ..........................................  $    6.89   $    9.15    $   12.47
                                                                           =========   =========    =========
TOTAL RETURN (%)(b) .....................................................     (24.70)     (26.51)       55.43

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..............................      2,377       2,228        1,631

  Ratios to average net assets (%)(c):
    Operating expenses, net .............................................       3.08        2.91         2.91
    Operating expenses, gross ...........................................       3.09        2.92         2.91
    Net investment income ...............................................       (.55)      (1.02)       (1.23)

  Portfolio turnover rate (%) ...........................................      83.74       73.11        94.85

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Emerging Markets Fund 103

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                           YEARS ENDED DECEMBER 31,
                                                                                                           ------------------------
                                                                                      2001*     2000**        1999         1998***
                                                                                    -------   ---------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................    $  9.24   $   12.51    $     8.48    $     7.37
                                                                                    -------   ---------    ----------    ----------
INCOME FROM OPERATIONS
  Net investment income (a) ....................................................        .02        (.03)         (.04)         (.02)
  Net realized and unrealized gain (loss) ......................................      (2.25)      (3.20)         4.14          1.13
                                                                                    -------   ---------    ----------    ----------
    Total income from operations ...............................................      (2.23)      (3.23)         4.10          1.11
                                                                                    -------   ---------    ----------    ----------
DISTRIBUTIONS
  From net investment income ...................................................         --        (.04)         (.07)           --
                                                                                    -------   ---------    ----------    ----------
NET ASSET VALUE, END OF PERIOD .................................................    $  7.01   $    9.24    $    12.51    $     8.48
                                                                                    =======   =========    ==========    ==========
TOTAL RETURN (%)(b) ............................................................     (24.13)     (25.90)        48.71         15.06

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .....................................      6,959       6,388         6,314            39

  Ratios to average net assets (%)(c)(d):
    Operating expenses, net ....................................................       2.33        2.16          2.17            --
    Operating expenses, gross ..................................................       2.33        2.17          2.17            --
    Net investment income ......................................................        .21        (.30)         (.40)           --

  Portfolio turnover rate (%) ..................................................      83.74       73.11         94.85         59.35

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period September 22, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due the Class's short period of operation.

104 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                         YEARS ENDED DECEMBER 31,
                                                                             ---------------------------------------------
                                                        2001*      2000**       1999         1998        1997       1996
                                                      --------   ---------   ----------   ---------   ----------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ..............   $   9.25   $   12.52   $     8.48   $   11.79   $    12.35  $  11.16
                                                      --------   ---------   ----------   ---------   ----------  --------
INCOME FROM OPERATIONS
  Net investment income (a)***.....................        .04          --          .03         .12          .14       .10
  Net realized and unrealized gain (loss) .........      (2.24)      (3.21)        4.10       (3.35)        (.56)     1.26
                                                      --------   ---------   ----------   ---------   ----------  --------
    Total income from operations...................      (2.20)      (3.21)        4.13       (3.23)        (.42)     1.36
                                                      --------   ---------   ----------   ---------   ----------  --------

DISTRIBUTIONS
  From net investment income ......................         --        (.06)        (.09)       (.08)        (.14)     (.17)
                                                      --------   ---------   ----------   ---------   ----------  --------
NET ASSET VALUE, END OF PERIOD ....................   $   7.05   $    9.25   $    12.52   $    8.48   $    11.79  $  12.35
                                                      ========   =========   ==========   =========   ==========  ========

TOTAL RETURN (%)(b) ...............................     (23.89)     (25.79)       49.03      (27.57)       (3.45)    12.26

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ........    273,486     359,201      430,794     294,349      333,052   271,490

  Ratios to average net assets (%)(c):
    Operating expenses, net .......................       2.09        1.91         1.91        1.75         1.64      1.71
    Operating expenses, gross......................       2.09        1.92         1.91        1.75         1.64      1.72
    Net investment income .........................        .44        (.02)         .26        1.20          .87       .77

  Portfolio turnover rate (%)......................      83.74       73.11        94.85       59.35        50.60     34.62

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Emerging Markets Fund 105

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)



OBJECTIVE: To generate a high level of total return through above-average current income, while maintaining the potential for capital appreciation.

INVESTS IN: Equity securities of companies in the real estate industry.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The fund empoyed the investment management services of three managers with distinct aproaches to investing inreal estate equity securities.

GROWTH OF A $10,000 INVESTMENT

Dates         Real Estate Securities - Class S     NAREIT Equity REIT**
-----         --------------------------------     --------------------
Inception*                 $10,000                       $10,000
1992                       $12,042                       $11,738
1993                       $15,756                       $15,466
1994                       $14,877                       $14,541
1995                       $16,575                       $16,316
1996                       $20,744                       $20,348
1997                       $27,313                       $27,017
1998                       $24,112                       $23,561
1999                       $23,051                       $21,902
2000                       $28,815                       $25,906
2001                       $31,545                       $29,608

                      YEARLY PERIODS ENDED OCTOBER 31


REAL ESTATE SECURITIES FUND - CLASS S

     PERIODS ENDED         GROWTH OF            TOTAL
        10/31/01            $10,000             RETURN
------------------       ------------        -----------
1 Year                     $ 10,948             9.48%
5 Years                    $ 15,207             8.74%(S)
10 Years                   $ 31,545            12.16%(S)


REAL ESTATE SECURITIES FUND - CLASS E++

  PERIODS ENDED            GROWTH OF            TOTAL
    10/31/01                $10,000             RETURN
------------------       ------------        -----------
1 Year                     $ 10,923             9.23%
5 Years                    $ 14,918             8.32%(S)
10 Years                   $ 30,946            11.95%(S)


REAL ESTATE SECURITIES FUND - CLASS C++++

  PERIODS ENDED            GROWTH OF             TOTAL
    10/31/01                $10,000              RETURN
------------------       ------------        -----------
1 Year                     $ 10,841             8.41%
5 Years                    $ 14,619             7.89%(S)
10 Years                   $ 30,325            11.72%(S)


NAREIT EQUITY REIT INDEX

  PERIODS ENDED            GROWTH OF             TOTAL
    10/31/01                $10,000             RETURN
------------------       ------------        -----------
1 Year                     $ 11,429            14.29%
5 Years                    $ 14,551             7.79%(S)
10 Years                   $ 29,608            11.47%(S)

106 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Real Estate Securities Fund Class S, Class E and Class C shares gained 9.48%, 9.23%, and 8.41%, respectively. The Fund's benchmark, the NAREIT Equity REIT Index, returned 14.29% for the same period.

The Fund's performance during the period reinforced the reasons for including real estate in a diversified portfolio. As the equities market continued to face increasing challenges over the past year, particularly from the technology sector, real estate showed improving strength as investors looked for an asset class to hedge against the volatility in the stock market.

PORTFOLIO HIGHLIGHTS
For most of the fiscal year, the best performing REIT stocks were last year's laggards. During the past fiscal year, the performance spread between sectors was extreme. The health care, self storage, and retail sectors of the REIT market have all performed exceptionally well, while the lodging and resorts sector was especially hard hit, with the majority of losses occurring in the wake of the September 11 terrorist attacks.

During much of the past twelve months, the market maintained a cautious view, and rewarded those REITs with higher yields, lower valuations, and higher interest rate sensitivities. The consensus among the Fund's three managers was that the most attractive longer-term opportunities within the REIT market were in the office and industrial properties sector. Each of the Fund's managers was focused on identifying high quality properties that, in their views, had the best prospects for future dividend growth. As a result of the market's emphasis on near term caution, this strategy was not rewarded in 2001.

Each of the Fund's three managers continued to have confidence in their methodologies, and continued to emphasize high earnings quality, income growth potential, and quality of cash flow generated.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                             October 31, 2001

Equity Office Properties Trust                                         7.4%
Avalonbay Communities, Inc.                                            5.4
Boston Properties, Inc.                                                4.5
Simon Property Group, Inc.                                             4.3
Equity Residential Properties Trust                                    4.2
Vornado Realty Trust                                                   4.0
Apartment Investment & Management Co. Class A                          3.9
Archstone-Smith Trust                                                  3.8
Arden Realty Group, Inc.                                               3.5
Public Storage, Inc.                                                   2.8

PORTFOLIO CHARACTERISTICS
                                                                October 31, 2001

Current P/E Ratio                                                          15.9x
Portfolio Price/Book Ratio                                                 1.51x
Market Capitalization - $-Weighted Average                              3.22 Bil
Number of Holdings                                                            54


MONEY MANAGERS

AEW Management & Advisors, LP
Cohen & Steers Capital Management, Inc.
Security Capital Global Capital
 Management Group, Inc.

 * Real Estate Securities Fund Class S assumes initial investment on November 1, 1991.

 ** NAREIT Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

 ++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                 Real Estate Securities Fund 107

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                MARKET
                                                  NUMBER        VALUE
                                                    OF          (000)
                                                  SHARES          $
                                                ---------       -------
COMMON STOCKS (b) - 91.7%
APARTMENT - 26.1%
Amli Residential Properties Trust                 138,100         3,222
Apartment Investment & Management Co.
 Class A                                          576,615        24,201
Archstone-Smith Trust (a)                         983,124        23,792
Avalonbay Communities, Inc.                       737,800        33,496
Camden Property Trust                             155,429         5,409
Chateau Communities, Inc.                         138,100         4,350
Equity Residential Properties Trust             1,022,976        26,546
Essex Property Trust, Inc.                        272,800        12,781
Post Properties, Inc.                             288,746         9,806
Smith (Charles E.) Residential
 Realty, Inc.                                     255,050        12,102
Summit Properties, Inc.                           122,500         2,774
Sun Communities, Inc.                             111,000         4,162
                                                               --------
                                                                162,641
                                                               --------
HEALTH CARE - 2.6%
Health Care Property Investors, Inc.              225,300         8,386
Nationwide Health Properties, Inc.                400,100         7,882
                                                               --------
                                                                 16,268
                                                               --------
HOTELS/LEISURE - 0.9%
Hospitality Properties Trust                      169,500         4,205
Starwood Hotels & Resorts
 Worldwide, Inc. Class B                           70,400         1,552
                                                               --------
                                                                  5,757
                                                               --------
OFFICE/INDUSTRIAL - 37.9%
AMB Property Corp.                                671,600        16,327
Arden Realty Group, Inc.                          883,750        21,767
Boston Properties, Inc.                           794,850        28,098
Brandywine Realty Trust                           333,900         6,591
Brookfield Properties Corp.                       547,400         8,786
Cabot Industrial Trust                             73,700         1,756
CarrAmerica Realty Corp.                          234,000         6,625
Crescent Real Estate Equities, Co.                135,500         2,386
Duke-Weeks Realty Corp.                           166,019         3,827
Equity Office Properties Trust                  1,620,121        46,173
Highwoods Properties, Inc.                        114,700         2,707
Kilroy Realty Corp.                               358,300         8,388
Liberty Property Trust                            545,100        14,609
Mack-Cali Realty Corp.                            407,500        12,633
Plum Creek Timber Co., Inc.                        95,700         2,644
Prentiss Properties Trust                         558,000        14,173
ProLogis Trust                                    798,118        15,906
PS Business Parks, Inc.                            43,700         1,227
Reckson Associates Realty Corp.                   514,200        11,827
SL Green Realty Corp.                             213,900         6,377
Trizec Hahn Corp.                                 249,000         3,981
                                                               --------
                                                                236,808
                                                               --------
OUTLET CENTERS - 1.0%
Chelsea Property Group, Inc.                      142,000         6,362
                                                               --------
REGIONAL MALLS - 10.2%
CBL & Associates Properties, Inc.                 105,300         3,066
General Growth Properties, Inc.                   384,800        14,091
Macerich Co. (The)                                 84,100         2,035
Rouse Co. (The)                                   277,900         7,300
Simon Property Group, Inc.                        982,700        27,024
Taubman Centers, Inc.                             736,000         9,907
                                                               --------
                                                                 63,423
                                                               --------
SELF STORAGE - 3.1%
Public Storage, Inc.                              528,856        17,394
Shurgard Storage Centers, Inc. Class A             75,100         2,258
                                                               --------
                                                                 19,652
                                                               --------
SHOPPING CENTER - 9.9%
Capital Automotive                                 46,400           898
Developers Diversified Realty Corp.               182,400         3,320
Federal Realty Investment Trust                   550,200        12,005
Kimco Realty Corp.                                114,600         5,603
Pan Pacific Retail Properties, Inc.               448,700        12,451
Philips International Realty Corp.                 92,700           273
Regency Centers Corp.                              84,800         2,099
Vornado Realty Trust                              645,400        25,300
                                                               --------
                                                                 61,949
                                                               --------
TOTAL COMMON STOCKS
(cost $496,232)                                                 572,860
                                                               --------
108 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                                October 31, 2001

                                                  PRINCIPAL        MARKET
                                                   AMOUNT          VALUE
                                                    (000)          (000)
                                                      $              $
                                                  ---------       -------
SHORT-TERM INVESTMENTS - 8.5%
Frank Russell Investment Company
  Money Market Fund (c)                              53,125        53,125
                                                                  -------
TOTAL SHORT-TERM INVESTMENTS
(cost $53,125)                                                     53,125
                                                                  -------
TOTAL INVESTMENTS - 100.2%
(identified cost $549,357)                                        625,985

OTHER ASSETS AND LIABILITIES,
 NET - (0.2%)                                                      (1,572)
                                                                  -------
NET ASSETS - 100.0%                                               624,413
                                                                  =======

(a)  Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
       Archstone-Smith Trust
       Brookfield Properties Corp.
       Chateau Communities, Inc.
       Chelsea Property Group, Inc.
       Plum Creek Timber Co., Inc.
       Starwood Hotels & Resorts Worldwide, Inc. Class B
       Trizek Hahn Corp.
(c)  At net asset value.

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund 109

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (identified cost $549,357) ......................  $ 625,985
Receivables:
  Dividends ...........................................................      1,296
  Investments sold ....................................................     17,680
  Fund shares sold ....................................................      1,525
                                                                         ---------
    Total assets ......................................................    646,486

LIABILITIES
Payables:
  Investments purchased ................................  $  20,180
  Fund shares redeemed .................................      1,038
  Accrued fees to affiliates ...........................        748
  Other accrued expenses ...............................        107
                                                          ---------
    Total liabilities .................................................     22,073
                                                                         ---------
NET ASSETS ............................................................  $ 624,413
                                                                         =========
NET ASSETS CONSIST OF:
Undistributed net investment income ...................................  $   1,254
Accumulated net realized gain (loss) ..................................     (8,276)
Unrealized appreciation (depreciation) on investments .................     76,628
Shares of beneficial interest .........................................        229
Additional paid-in capital ............................................    554,578
                                                                         ---------
NET ASSETS ............................................................  $ 624,413
                                                                         =========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($5,717,972 divided by 212,045 shares of $.01 par value
   shares of beneficial interest outstanding) .........................  $   26.97
                                                                         =========
  Class E ($11,415,238 divided by 420,671 shares of $.01 par value
   shares of beneficial interest outstanding) .........................  $   27.14
                                                                         =========
  Class S ($607,279,522 divided by 22,238,481 shares of $.01 par value
   shares of beneficial interest outstanding) .........................  $   27.31
                                                                         =========

See accompanying notes which are an integral part of the financial statements.

110 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends ...............................................................  $ 41,674
  Dividends from Money Market Fund ........................................     1,363
                                                                             --------
    Total investment income ...............................................    43,037

EXPENSES
  Advisory fees .................................................  $  5,384
  Administrative fees ...........................................       367
  Custodian fees ................................................       287
  Distribution fees - Class C ...................................        34
  Transfer agent fees ...........................................     1,661
  Professional fees .............................................        60
  Registration fees .............................................        90
  Shareholder servicing fees - Class C ..........................        12
  Shareholder servicing fees - Class E ..........................        26
  Trustees' fees ................................................        16
  Miscellaneous .................................................        81
                                                                   --------
  Expenses before reductions ....................................     8,018
  Expense reductions ............................................        (6)
                                                                   --------
    Expenses, net .........................................................     8,012
                                                                             --------
Net investment income .....................................................    35,025
                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ...................................................    24,629
  Foreign currency-related transactions .........................         2    24,631
                                                                   --------
Net change in unrealized appreciation (depreciation) on investments .......     4,162
                                                                             --------
Net realized and unrealized gain (loss) ...................................    28,793
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....................  $ 63,818
                                                                             ========

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund 111

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                       FISCAL YEAR ENDED    TEN MONTHS ENDED        YEAR ENDED
                                                                        OCTOBER 31, 2001    OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                      ------------------   -----------------    -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ............................................. $         35,025     $          27,581    $           33,298
  Net realized gain (loss) ..........................................           24,631                (9,932)              (22,242)
  Net change in unrealized appreciation (depreciation) ..............            4,162                94,886               (10,653)
                                                                      ----------------     -----------------    ------------------
    Net increase (decrease) in net assets from operations ...........           63,818               112,535                   403
                                                                      ----------------     -----------------    ------------------
DISTRIBUTIONS
  From net investment income
    Class C .........................................................             (195)                  (78)                  (67)
    Class E .........................................................             (503)                 (266)                 (358)
    Class S .........................................................          (32,506)              (21,539)              (42,467)
                                                                      ----------------     -----------------    ------------------
      Net decrease in net assets from distributions .................          (33,204)              (21,883)              (42,892)
                                                                      ----------------     -----------------    ------------------
SHARE TRANSACTIONS
  Net increase (decrease) in net  assets from share transactions ....          (88,217)               (6,841)               63,525
                                                                      ----------------     -----------------    ------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................          (57,603)               83,811                21,036

NET ASSETS
  Beginning of period ...............................................          682,016               598,205               577,169
                                                                      ----------------     -----------------    ------------------
  End of period (including undistributed net investment income of
   $1,254 and accumulated distributions in excess of net
   investment income of $570 and $6,282, respectively) .............. $        624,413     $         682,016    $          598,205
                                                                      ================     =================    ==================


See accompanying notes which are an integral part of the financial statements.

112 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                             2001*             2000**           1999***
                                                                          ---------          ---------         ---------
NET ASSET VALUE, BEGINNING OF PERIOD...................................   $   25.93          $   22.69         $   24.13
                                                                          ---------          ---------         ---------
INCOME FROM OPERATIONS
  Net investment income (a)............................................        1.16                .84              1.08
  Net realized and unrealized gain (loss)..............................        1.02               3.11             (1.06)
                                                                          ---------          ---------         ---------
    Total income from operations.......................................        2.18               3.95               .02
                                                                          ---------          ---------         ---------
DISTRIBUTIONS
  From net investment income...........................................       (1.14)              (.71)            (1.46)
                                                                          ---------          ---------         ---------
NET ASSET VALUE, END OF PERIOD.........................................   $   26.97          $   25.93         $   22.69
                                                                          =========          =========         =========
TOTAL RETURN (%)(b)....................................................        8.41              17.54               .19

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............................       5,718              3,393             1,771

  Ratios to average net assets (%)(c):
    Operating expenses.................................................        2.17               2.16              2.14
    Net investment income..............................................        4.20               4.06              5.12

  Portfolio turnover rate (%)..........................................       44.50              53.30             42.69

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                 Real Estate Securities Fund 113

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                               YEARS ENDED DECEMBER 31,
                                                                                     --------------------------------------------
                                                               2001*      2000**       1999        1998        1997      1996***
                                                             --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ......................  $  26.07    $  22.76    $  24.27    $  31.02    $  29.18    $  26.67
                                                             --------    --------    --------    --------    --------    --------
INCOME FROM OPERATIONS
  Net investment income (a) ...............................      1.38         .98        1.28        1.26        1.14         .24
  Net realized and unrealized gain (loss) .................      1.03        3.14       (1.24)      (6.12)       3.95        3.85
                                                             --------    --------    --------    --------    --------    --------
    Total income from operations ..........................      2.41        4.12         .04       (4.86)       5.09        4.09
                                                             --------    --------    --------    --------    --------    --------
DISTRIBUTIONS
  From net investment income ..............................     (1.34)       (.81)      (1.55)      (1.43)      (1.04)       (.32)
  From net realized gain ..................................        --          --          --        (.46)      (2.21)      (1.26)
                                                             --------    --------    --------    --------    --------    --------
    Total distributions ...................................     (1.34)       (.81)      (1.55)      (1.89)      (3.25)      (1.58)
                                                             --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ............................  $  27.14    $  26.07    $  22.76    $  24.27    $  31.02    $  29.18
                                                             ========    ========    ========    ========    ========    ========
TOTAL RETURN (%)(b) .......................................      9.23       18.24         .30      (16.25)      18.20       15.75

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ................    11,415       9,094       7,134         843         388         101

  Ratios to average net assets (%)(c):
    Operating expenses ....................................      1.42        1.41        1.39        1.47        1.71        1.77
    Net investment income .................................      4.96        4.78        5.42        4.90        3.94        5.31

  Portfolio turnover rate (%) .............................     44.50       53.30       42.69       42.58       49.40       51.75

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

114 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                 YEARS ENDED DECEMBER 31,
                                                                                     --------------------------------------------
                                                               2001*      2000**       1999        1998        1997        1996
                                                             --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ......................  $  26.22    $  22.86    $  24.44    $  30.86    $  29.19    $  23.51
                                                             --------    --------    --------    --------    --------    --------
INCOME FROM OPERATIONS
  Net investment income (a) ...............................      1.46        1.04        1.30        1.34        1.36        1.39
  Net realized and unrealized gain (loss) .................      1.03        3.15       (1.20)      (6.13)       3.93        6.89
                                                             --------    --------    --------    --------    --------    --------
    Total income from operations ..........................      2.49        4.19         .10       (4.79)       5.29        8.28
                                                             --------    --------    --------    --------    --------    --------
DISTRIBUTIONS
  From net investment income ..............................     (1.40)       (.83)      (1.68)      (1.17)      (1.41)      (1.34)
  From net realized gain ..................................        --          --          --        (.46)      (2.21)      (1.26)
                                                             --------    --------    --------    --------    --------    --------
    Total distributions ...................................     (1.40)       (.83)      (1.68)      (1.63)      (3.62)      (2.60)
                                                             --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ............................  $  27.31    $  26.22    $  22.86    $  24.44    $  30.86    $  29.19
                                                             ========    ========    ========    ========    ========    ========
TOTAL RETURN (%)(b) .......................................      9.48       18.53         .55      (15.94)      18.99       36.81

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ................   607,280     669,529     589,300     576,326     615,483     445,619

  Ratios to average net assets (%)(c):
    Operating expenses, net ...............................      1.17        1.16        1.14        1.05        1.02        1.04
    Operating expenses, gross .............................      1.18        1.16        1.14        1.05        1.02        1.04
    Net investment income .................................      5.19        5.00        5.41        4.93        4.57        5.64

  Portfolio turnover rate (%) .............................     44.50       53.30       42.69       42.58       49.40       51.75

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                 Real Estate Securities Fund 115

SHORT-TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)



OBJECTIVE: The preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

INVESTS IN: Fixed-income securities with low-volatility characteristics.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk relative to other short-term bond investments. The Fund employed the investment management services of four managers using two approaches to investment in short-term fixed-income securities.

GROWTH OF A $10,000 INVESTMENT

Dates             Short Term Bond - Class S++      ML 1-2.99**
-----             ---------------------------      -----------
Inception*                  $10,000                 $10,000
1992                        $10,591                 $10,819
1993                        $11,250                 $11,449
1994                        $11,368                 $11,585
1995                        $12,327                 $12,622
1996                        $13,019                 $13,368
1997                        $13,811                 $14,234
1998                        $14,720                 $15,331
1999                        $15,140                 $15,790
2000                        $16,060                 $16,749
2001                        $17,788                 $18,563

                  YEARLY PERIODS ENDED OCTOBER 31


SHORT TERM BOND FUND - CLASS S

 PERIODS ENDED      GROWTH OF          TOTAL
    10/31/01         $10,000          RETURN
--------------     -----------     -----------
1 Year               $11,076         10.76%
5 Years              $13,663          6.44%(S)
10 Years             $17,788          5.92%(S)


SHORT TERM BOND FUND - CLASS E++++

 PERIODS ENDED      GROWTH OF          TOTAL
   10/31/01          $10,000          RETURN
--------------     -----------     -----------
1 Year               $11,054         10.54%
5 Years              $13,572          6.30%(S)
10 Years             $17,669          5.85%(S)


SHORT TERM BOND FUND - CLASS C++++++

 PERIODS ENDED      GROWTH OF         TOTAL
   10/31/01          $10,000         RETURN
--------------     -----------     -----------
1 Year               $10,977          9.77%
5 Years              $13,309          5.88%(S)
10 Years             $17,327          5.65%(S)


MERRILL LYNCH 1-2.99 YEARS TREASURY INDEX

 PERIODS ENDED      GROWTH OF          TOTAL
   10/31/01          $10,000          RETURN
--------------     -----------     -----------
1 Year               $11,083         10.83%
5 Years              $13,887          6.79%(S)
10 Years             $18,563          6.38%(S)

116 Short-Term Bond Fund

SHORT-TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the twelve months ended October 31, 2001, the Short-Term Bond Fund Class S, Class E, and Class C shares reflected total returns of 10.76%, 10.54%, and 9.77%, respectively. This compared to a 10.83% return for the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund's excess returns within the asset backed and agency sectors were largely offset by its mortgage and high yield holdings. Accordingly, the Fund produced returns very near its benchmark over the period.

PORTFOLIO HIGHLIGHTS
As a result of the continued slowing of the US economy during the latter part of 2000, investors waited in anticipation for the Federal Reserve Board (Fed) to cut interest rates. As 2001 began, the Fed wasted little time, as it slashed 50 basis points off the federal funds rate on the first trading day of the new year. After that initial action, the Fed made an unprecedented eight additional cuts during the fiscal period, dropping the key interest rate by 400 basis points in 10 months. Although the impact of the consecutive rate cuts was much more significant in the short end of the market, the US Treasury's October 2001 announcement that it would cease issuance of the 30-year bond dramatically lowered yields on the long end, and, to a lesser extent, within the intermediate range of the yield curve.

During the period, asset backed securities and government agency issues were among the strongest sectors of the fixed-income market. The Fund was rewarded for its overweight holdings of asset backed issues. During the past twelve months, as concerns of an impending economic slowdown and other threats to US interests caused investors to bid up the price of US Treasury issues, the Fund's performance was dampened, as it maintained an underweight allocation to the sector. Additionally, the Fund's positions within the more aggressive sectors of the market, such as high yield and emerging markets, also negatively impacted returns, as these sectors trailed due to concerns about the strength of the US economy.

TOP TEN ISSUERS
(as a percent of Total Investments)                        October 31, 2001

Government National Mortgage Association                          14.0%
Federal National Mortgage Association                              7.2
United States Treasury                                             5.1
Federal Home Loan Mortgage Corp.                                   3.7
General Motors Acceptance Corp.                                    2.6
Ford Motor Credit Co.                                              2.1
Peoplefirst.com Automobile Receivables Owner Trust                 2.0
National Westminster Bank                                          1.9
Household Finance Corp.                                            1.7
CIT Group, Inc.                                                    1.6

PORTFOLIO CHARACTERISTICS

                                                           October 31, 2001

Weighted Average Quality Diversification                                  AA
Weighted Average Years-to-Maturity                                 3.6 Years
Weighted Average Duration                                          1.6 Years
Current Yield (SEC 30-day standardized)
  Class S                                                          4.6%
  Class E                                                          4.4%
  Class C                                                          3.6%
Number of Issues                                                    292
Number of Issuers                                                   222

MONEY MANAGERS                                               STYLES

BlackRock Financial Management, Inc.                     Mortgage/Asset Backed
Merganser Capital Management, LP                         Sector Rotation
Pacific Investment Management Company, LLC               Sector Rotation
STW Fixed Income Management, Ltd.                        Sector Rotation

*      Short-Term Bond Fund Class S assumes initial investment on November 1,
       1990.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Short-Term Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Short-Term Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                        Short-Term Bond Fund 117

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                 -----------   -----------
LONG-TERM INVESTMENTS - 96.1%
ASSET-BACKED SECURITIES - 21.8%
American Express Credit Account
  Master Trust
  Series 1997-1, Class A
    6.400% due 04/15/05                              4,000        4,125
Arcadia Automobile Receivables Trust
  Series 1998-E Class A3
    5.750% due 10/15/06                              2,500        2,582
Boston Edison Co.
  Series 1999-1 Class A2
    6.450% due 09/15/05                              3,241        3,366
California Infrastructure SCE-1
  Series 1997-1 Class A4
    6.220% due 03/25/04                              2,479        2,499
California Infrastructure SDG&E-1
  Series 1997-1 Class A5
    6.190% due 09/25/05                              2,850        2,959
Chase Manhattan Automobile
  Owner Trust
  Series 1998-B Class A4
    5.800% due 02/17/03                                740          749
  Series 2000-A Class A3
    6.210% due 12/15/04                              3,700        3,838
  Series 2000-A Class A4
    6.260% due 06/15/07                                600          637
Chevy Chase Automobile
  Receivables Trust
  Series 1997-3, Class A
    6.200% due 03/20/04                                 98           98
  Series 2000-1 Class A4
    7.470% due 07/15/05                              1,370        1,489
Chevy Chase Home Loan Trust
  Series 1996-1 Class A
    7.150% due 05/15/15                                776          810
Citibank Credit Card Master Trust I
  Series 1998-3 Class A
    5.800% due 02/07/05                              1,500        1,555
CNH Equipment Trust
  Series 2000-B Class A3
    6.880% due 03/15/05                              2,000        2,070
Conseco Finance Securitizations Corp.
  Series 2000-2 Class A3
    8.070% due 12/01/30                              1,150        1,232
Contimortgage Home Equity Loan Trust
  Series 1998-2 Class A7
    6.570% due 03/15/23                              1,000        1,049
Copelco Capital Funding Corp.
  Series 1999-A Class A5
    5.950% due 06/15/04                              1,250        1,300
DaimlerChrysler Auto Trust
  Series 2000-A Class A3
    7.090% due 12/06/03                              3,300        3,374
  Series 2000-B Class A4
    7.630% due 06/08/05                                600          647
  Series 2000-D Class A3
    6.660% due 01/08/05                              1,300        1,358
  Series 2000-E Class A3
    6.110% due 11/08/04                                600          628
Dealer Automobile Receivables Trust
  Series 2000-1 Class A3
    7.070% due 05/17/04                              3,000        3,099
Discover Card Master Trust I
  Series 1998-7 Class A
    5.600% due 05/16/06                              1,500        1,562
  Series 1999-1 Class B
    5.550% due 08/15/04                                650          658
  Series 2001-5 Class A
    5.300% due 11/15/06                              1,025        1,071
Fleetwood Credit Corp. Grantor Trust
  Series 1997-B Class A
    6.400% due 05/15/13                              2,000        2,084
Ford Credit Automobile Owner Trust
  Series 2001-D Class A3
    4.310% due 06/15/05                              1,250        1,280
Ford Credit Automobile Owner Trust
  Series 2000-E Class A5
    6.770% due 10/15/04                              2,000        2,126
  Series 2001-B Class A5
    5.360% due 06/15/05                              1,075        1,120
  Series 2001-C Class A4
    4.830% due 02/15/05                              1,300        1,340
Green Tree Financial Corp.
  Series 1995-9 Class A5
    6.800% due 12/15/25                                797          825
  Series 1997-3 Class A5
    7.140% due 07/15/28                                990        1,046
  Series 1999-3 Class A4
    5.950% due 02/01/31                              1,000        1,034
Honda Automobile Lease Trust
  Series 1999-A Class A4
    6.450% due 09/16/02                                352          353
IMC Home Equity Loan Trust
  Series 1998-1 Class A3
    6.410% due 04/20/18                                146          147
J.C. Penney Master Credit Card Trust
  Series E Class A
    6.000% due 06/15/07 (a)                          3,000        3,115
MBNA Master Credit Card Trust
  Series F Class A
    6.600% due 11/15/04                              2,000        2,048

118 Short Term Bond Fund

SHORT TERM BOND FUND

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                 -----------   -----------
Mellon Automobile Grantor Trust
  Series 2000-1 Class A
    7.180% due 10/15/06                                877           919
  Series 2000-2 Class A
    6.390% due 07/15/07                              2,276         2,386
Newcourt Equipment Trust Securities
  Series 1998-1 Class A3
    5.240% due 12/20/02                                 42            42
  Series 1998-2 Class A3
    5.450% due 10/15/02                                 17            17
Nissan Automobile Receivables
  Owner Trust
  Series 2000-C Class A3
    6.720% due 08/16/04                              1,000         1,038
  Series 2001-B Class A4
    5.350% due 10/15/06                                925           964
  Series 2001-C Class A3
    4.310% due 05/16/05                                900           922
  Series 2001-C Class A4
    4.800% due 02/15/07                              1,275         1,317
Onyx Acceptance Automobile Trust
  Series 2000-D Class A4
    6.850% due 08/15/07                              3,500         3,747
Peco Energy Transition Trust
  Series 1999-A Class A4
    5.800% due 03/01/07                              2,000         2,112
Peoplefirst.com Automobile
  Receivables Owner Trust
  Series 2000-1 Class A4
    7.405% due 12/15/06                              8,500         9,082
Premier Automobile Trust
  Series 1999-3 Class A4
    6.430% due 03/08/04                              1,600         1,655
Railcar Trust
  Series 1992-1 Class A
    7.750% due 06/01/04                              2,114         2,228
Ryder Vehicle Lease Trust
  Series 1999-A Class A3
    6.680% due 04/15/04                                857           872
Standard Credit Card Master Trust
  Series 1995-1 Class A
    8.250% due 01/07/07                              1,125         1,272
The Money Store Home Equity Trust
  Series 1995-B Class A6
    7.500% due 01/15/26                                921           954
The Money Store Small Business
  Administration Loan Trust
  Series 1996-2 Class A
    6.000% due 04/15/24 (a)                            477           481
  Series 1997-1 Class A
    5.000% due 01/15/25 (a)                            708           716
  Series 1997-1 Class B
    5.000% due 01/15/25 (a)                            472           466
USAA Automobile Loan Grantor Trust
  Series 1999-1 Class A
    6.100% due 02/15/06                                705           724
Wilshire Funding Corp.
  Series 1998-WFC2 Class A3
    7.000% due 12/28/37                                331           338
                                                                --------
                                                                  91,525
                                                                --------

CORPORATE BONDS AND NOTES - 29.3%
ABN - Amro Bank
    7.250% due 05/31/05                              1,000         1,095
Amerada Hess Corp.
    5.300% due 08/15/04                                510           521
Associates Corp. of North America
  Series G
    8.440% due 10/27/04                              3,000         3,379
AT&T Corp.
    6.750% due 04/01/04                              3,500         3,695
Avalon Properties, Inc.
    7.375% due 09/15/02                                500           515
Avalonbay Communities, Inc.
    6.250% due 01/15/03                                500           514
Bank of America Corp.
  Series H
    4.000% due 08/26/05 (a)                            100           100
Bank One Corp.
    6.400% due 08/01/02                              2,725         2,794
    5.625% due 02/17/04                              1,000         1,042
    7.625% due 08/01/05                              1,000         1,108
Bear Stearns Companies, Inc. (The)
    6.125% due 02/01/03                              1,500         1,556
British Telecommunications PLC
    4.000% due 12/15/03 (a)                            200           202
Chrysler Financial Corp.
  Series R
    3.000% due 06/18/03 (a)                            400           398
CIT Group, Inc.
    5.625% due 10/15/03                              3,800         3,945
    7.500% due 11/14/03                              3,000         3,224
Citigroup, Inc.
    5.700% due 02/06/04                              4,000         4,194
CSX Corp.
  Series C
    5.850% due 12/01/03                              1,000         1,040
DaimlerChrysler North America
  Holding Corp.
    4.000% due 08/23/02 (a)                          2,250         2,247
    4.000% due 12/16/02 (a)                            300           298
Dominion Resources, Inc.
    6.000% due 01/31/03                                625           645
DTE Energy Co.
    6.000% due 06/01/04                                250           262

                                                        Short Term Bond Fund 119

SHORT TERM BOND FUND

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                  ---------     ---------
Duke Energy Corp.
    7.125% due 09/03/02                               1,750         1,806
Enron Corp.
    7.875% due 06/15/03                               1,000           841
EOP Operating, LP
    6.375% due 02/15/03                               1,500         1,557
    7.375% due 11/15/03                                 625           664
ERP Operating, LP
    6.650% due 11/15/03                               1,000         1,055
First Union Corp.
    6.950% due 11/01/04                               4,500         4,869
Firstar Corp.
    6.500% due 07/15/02                               1,600         1,639
Ford Motor Credit Co.
    3.000% due 06/23/03 (a)                             500           493
    6.700% due 07/16/04                               5,600         5,799
    5.750% due 02/23/04                               2,000         2,035
    6.875% due 02/01/06                                 885           906
General Electric Capital Corp.
    8.850% due 04/01/05                               1,000         1,161
    8.500% due 07/24/08                               1,000         1,216
  Series A
    5.880% due 05/19/03                               4,000         4,199
General Electric Capital Corp.
  Step Up Bond
  Series A
    8.125% due 04/01/08                                 500           596
General Motors Acceptance Corp.
    7.500% due 06/06/02                               1,000         1,025
    8.500% due 01/01/03                               1,500         1,574
    5.800% due 03/12/03                               6,100         6,223
    4.000% due 08/04/03 (a)                           1,200         1,182
    5.750% due 11/10/03                                 750           766
    3.000% due 07/21/04 (a)                             300           291
    6.750% due 01/15/06                                 450           459
Household Finance Corp.
    6.000% due 07/15/02                               1,000         1,018
    8.000% due 05/09/05                               6,000         6,620
HRPT Properties Trust
    6.875% due 08/26/02                                 500           513
  Series CL-A
    6.750% due 12/18/02                                 500           513
Ingersoll-Rand Co.
    5.750% due 02/14/03                               1,500         1,553
International Lease Finance Corp.
    5.625% due 05/01/02                               1,000         1,013
  Series G
    8.260% due 02/15/05                               1,875         2,064
John Deere Capital Corp.
  Series D
    5.520% due 04/30/04                               2,000         2,081
KeyCorp
    7.300% due 02/03/03                                 440           463
Lehman Brothers Holdings, Inc.
    7.750% due 01/15/05                               2,000         2,162
MCI WorldCom, Inc.
    7.550% due 04/01/04                                 500           529
National Westminster Bank
    9.375% due 11/15/03                               7,500         8,352
NationsBank Corp.
    8.125% due 06/15/02                               2,750         2,833
Nisource Finance Corp.
    5.750% due 04/15/03                               1,000         1,032
Sears Roebuck Acceptance Corp.
  Series 4
    6.720% due 09/17/03                               2,550         2,664
  Series III
    7.010% due 09/19/02                               1,000         1,030
    6.560% due 11/20/03                               1,000         1,042
Southern California Edison Co.
    7.200% due 11/03/03                               4,000         3,880
Spieker Properties, LP
    6.950% due 12/15/02                               1,000         1,036
Starwood Hotels & Resorts
    6.750% due 11/15/03                               1,500         1,519
Summit Bancorp
    8.625% due 12/10/02                                 600           634
SuperValu, Inc.
    7.800% due 11/15/02                               2,000         2,042
Swiss Bank Corp. New York
    7.250% due 09/01/06                               1,500         1,662
UpJohn Co. - Employee Stock
  Ownership Trust
  Series A
    9.790% due 02/01/04                                 563           598
Viacom, Inc.
    6.875% due 09/01/03                                 400           424
Waste Management, Inc.
    7.100% due 08/01/26                               1,175         1,228
WorldCom, Inc.
    7.875% due 05/15/03                               1,500         1,583
                                                                 --------
                                                                  123,218
                                                                 --------
EURODOLLAR BONDS - 3.6%
AIG SunAmerica Funding
  Series E
    6.250% due 06/02/04                               4,000         4,262
British Telecommunications PLC
    7.625% due 12/15/05                               1,100         1,202
Deutsche Telekom International
  Finance BV
    8.000% due 06/15/05                               1,050         1,133

120 Short Term Bond Fund

SHORT TERM BOND FUND

                                                          October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                 -----------     --------
European Investment Bank
    5.625% due 01/24/06                                 575           611
  Series E
    5.625% due 02/03/05                               1,300         1,372
Goldman Sachs Group LP
    3.000% due 04/08/05 (a)                           1,200         1,179
International Bank for Reconstruction
  & Development
    6.015% due 06/21/04                                 375           402
John Hancock Global Funding
    7.500% due 01/31/05                               1,000         1,101
Ontario, Province of
    7.375% due 01/27/03                               1,000         1,062
Telefonica Europe BV
    7.350% due 09/15/05                               2,500         2,684
                                                                 --------
                                                                   15,008
                                                                 --------
MORTGAGE-BACKED SECURITIES - 29.5%
Asset Securitization Corp.
  Series 1997-D4 Class A1C
    7.420% due 04/14/29                               2,000         2,182
Bank One Mortgage-backed Pass-Thru
  Series 2000-2 Class 4A
    6.612% due 03/15/30                                 720           735
Bear Stearns Adjustable Rate
  Mortgage Trust
  Series 2000-1 Class A1
    7.000% due 12/25/30 (a)                           2,003         2,035
Bear Stearns Commercial Mortgage
  Securities, Inc.
  Series 2001-TOP4 Class A1
    5.060% due 12/15/10                                 500           501
Chase Commercial Mortgage
  Securities Corp.
  Series 1997-2 Class A1
    6.450% due 12/19/04                                 821           865
  Series 1999-2 Class A1
    7.032% due 10/15/08                                 327           353
Federal Home Loan Mortgage Corp.
    7.000% due 2027 (a)                                  25            25
Federal Home Loan Mortgage Corp.
  Participation Certificate
    9.000% due 2005                                      41            43
    6.250% due 2007                                      14            14
    5.500% due 2008                                     884           910
    6.500% due 2008                                   1,203         1,253
    5.500% due 2009                                   1,688         1,738
    6.000% due 2009                                     484           504
    6.000% due 2010                                   1,127         1,174
    8.000% due 2010                                     589           618
    6.000% due 2011                                   3,360         3,485
    7.000% due 2011                                     863           910
    6.000% due 2014                                   1,151         1,189
    7.000% due 2022 (a)                                  30            31
    6.000% due 2029 (a)                               1,642         1,669
  Series 1645 Class PD
    4.500% due 09/15/08                                 818           832
Federal National Mortgage Association
    7.000% due 2004                                     207           212
    8.750% due 2004                                       7             7
    6.500% due 2008                                   1,036         1,088
    5.500% due 2009                                   9,980        10,280
    7.000% due 2009                                     972         1,027
    8.000% due 2009                                     312           330
    6.000% due 2010                                   1,303         1,356
    6.000% due 2013                                     562           582
    5.500% due 2014                                     881           896
    7.000% due 2014 (a)                                 432           456
    7.500% due 2014                                     824           871
    7.000% due 2018 (a)                                 866           888
    8.000% due 2022 (a)                                 594           608
    8.000% due 2024 (a)                               1,361         1,392
    6.000% due 2029 (a)                               1,257         1,282
    6.000% due 2030 (a)                                  69            70
    7.500% due 2030                                   1,300         1,361
  Series 1996-M6 Class B
     7.412% due 09/17/08                                428           455
First Republic Mortgage Loan Trust
  Series 2000-FRB1 Class A2
    7.695% due 06/25/30                                 591           598
Government National Mortgage Association
    6.500% 30 Year TBA (c)                           13,000        13,427
    7.500% 30 Year TBA (c)                           21,000        22,070
    7.250% due 2006                                     663           680
    7.000% due 2007                                      40            42
    6.000% due 2008                                     571           592
    7.000% due 2008                                     560           593
    7.000% due 2009                                   1,313         1,392
    8.250% due 2009                                     419           448
    7.000% due 2011                                     292           309
    7.000% due 2012                                     288           305
    7.500% due 2013                                     730           773
    9.500% due 2017                                       3             4
    8.000% due 2022 (a)                                 884           915
    6.000% due 2024 (a)                                 419           431
    8.000% due 2027                                     171           177
    7.500% due 2029                                  11,458        12,055
    8.000% due 2030                                   7,391         7,818
    7.000% due 2031                                   1,000         1,044
Long Beach Mortgage Loan Trust
  Series 2000-1 Class AV1
    4.000% due 01/01/31 (a)                           2,400         2,402

                                                        Short Term Bond Fund 121

SHORT TERM BOND FUND

                                                                October 31, 2001

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                   (000)          (000)
                                                     $              $
                                                 ---------        ------

Morgan Stanley Capital I, Inc.
  Series 1998-WF2 Class A1
   6.340% due 11/15/07                                 755           800
Residential Accredit Loans, Inc.
  Series 2000-QS12 Class A1
   7.750% due 10/25/30                                 791           827
Residential Funding Mortgage Securities I
  Series 2000-S13 Class A1
   7.750% due 10/25/30                                 760           773
  Series 2000-S14 Class A1
   7.500% due 11/25/30                                  41            42
Residential Funding Mortgage Securities II
  Series 2000-HI4 Class AI3
   7.490% due 10/25/13                               3,000         3,179
Resolution Trust Corp. Mortgage
  Pass-Thru Certificate
  Series 1995-2, Class C1
   7.450% due 05/25/29                                 242           247
Structured Asset Mortgage Investments, Inc.
  Series 1998-9 Class 2A2
   6.125% due 11/25/13                               1,011         1,046
Union Planters Mortgage Finance Corp.
  Series 1998-A, Class A1
   6.350% due 01/25/28                                  17            17
  Series 1999-1 Class A1
   6.250% due 04/01/29                                 329           336
United Mortgage Securities Corp.
  Collateral Interest Only Strip
  Series 1993-1 Class AA
   7.000% due 09/25/33 (a)                             510           527
  Series 1994-1 Class A2
   7.000% due 06/25/32 (a)                           1,592         1,581
Vendee Mortgage Trust
  Series 1994-1 Class 2E
   6.500% due 01/15/17                               1,297         1,322
  Series 2000-1 Class 2B
   7.250% due 12/15/20                               1,000         1,042
Washington Mutual Mortgage
  Securities Corp.
  Series 2001-9 Class 1A1
   7.000% due 04/25/28 (a)                             807           819
Washington Mutual Step Up Bond
  Series 2000-1 Class A1
   6.000% due 06/25/24 (a)                           1,155         1,155
Washington Mutual, Inc. Collateral
  Interest Only Strip
  Series 2001-1 Class A
   6.020% due 01/25/41 (a)                             238           240
Wilshire Funding Corp.
  Series 1997-WFC1, Class AI
   7.250% due 08/25/27                                   4             3
                                                                 -------
                                                                 124,258
                                                                 -------
MUNICIPAL BONDS - 0.1%
Missouri Higher Education Loan Authority
  Series 97 Class P
   4.000% due 07/25/08 (a)                             585           582
                                                                 -------

UNITED STATES GOVERNMENT AGENCIES - 1.9%
Federal Home Loan Mortgage Corp.
   7.000% due 07/15/05                               2,000         2,233
Federal National Mortgage Association
   5.250% due 01/15/03                               1,000         1,037
   5.125% due 02/13/04                               3,275         3,435
   5.500% due 02/15/06                                 150           160
United States Department Veteran
  Affairs (REMIC)
  Series 2001-E Class J
   6.500% due 11/15/31                               1,000         1,051
                                                                 -------
                                                                   7,916
                                                                 -------
UNITED STATES GOVERNMENT
TREASURIES - 5.5%
United States Inflation-Indexed
  Treasury Notes
   3.500% due 01/15/11                                 102           106
United States Treasury Notes
   5.875% due 11/15/04                              13,405        14,526
   5.750% due 11/15/05                               2,855         3,107
   3.375% due 01/15/07                               4,145         4,286
   3.625% due 01/15/08                                 659           689
   3.875% due 01/15/09                                 216           230
                                                                 -------
                                                                  22,944
                                                                 -------
YANKEE BONDS - 4.4%
African Development Bank
   9.750% due 12/15/03                               1,720         1,939
Edperbrascan Corp.
   7.375% due 10/01/02                               2,000         2,055
Hydro-Quebec
  Series B
   6.520% due 02/26/06                               1,000         1,100
Landesbank Baden-Wuerttemberg
   7.875% due 04/15/04                               2,500         2,748
Manitoba, Province of
  Series CZ
   6.750% due 03/01/03                               3,000         3,178
Quebec, Province of
   6.500% due 01/17/06                               1,000         1,098
Tyco International, Ltd.
   6.500% due 11/01/01                               3,000         3,000
Vodafone Group PLC
   7.625% due 02/15/05                               3,000         3,266
                                                                 -------
                                                                  18,384
                                                                 -------

122 Short Term Bond Fund

SHORT TERM BOND FUND

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                  ---------      -------
TOTAL LONG-TERM INVESTMENTS
(cost $392,657)                                                  403,835
                                                                 -------
SHORT-TERM INVESTMENTS - 10.9%
BP Amoco Capital PLC
    2.640% due 11/01/01                              4,500         4,500
Federal National Mortgage
  Association Discount Note
    2.480% due 11/01/01 (d)                          4,500         4,500
Frank Russell Investment Company
  Money Market Fund (b)                             33,428        33,428
Heller Financial, Inc.
  Series J
    3.000% due 01/22/02 (a)                          3,000         3,000
HRPT Properties Trust
    6.875% due 08/26/02                                520           534
                                                                 -------
TOTAL SHORT-TERM INVESTMENTS
(cost $45,428)                                                    45,962
                                                                 -------
TOTAL INVESTMENTS - 107.0%
(identified cost $438,085)                                       449,797

OTHER ASSETS AND LIABILITIES,
 NET - (7.0%)                                                    (29,266)
                                                                 -------
NET ASSETS - 100.0%                                              420,531
                                                                 =======
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                               UNREALIZED
 CONTRACTS TO   IN EXCHANGE                   APPRECIATION
   DELIVER          FOR         SETTLEMENT   (DEPRECIATION)
    (000)          (000)           DATE          (000)
-------------  -------------  -------------  -------------
USD        21  JPY     2,568     11/05/01    $          --
USD        25  JPY     3,053     12/05/01               (1)
                                             -------------
                                             $          (1)
                                             =============
(a)  Adjustable or floating rate security.
(b)  At net asset value.
(c)  Forward commitment.
(d)  The rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
GBP - British pound
JPY - Japanese yen
USD - United States dollar

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 123

SHORT TERM BOND FUND

                                                                October 31, 2001
INTEREST RATE SWAPS


                                                                           UNREALIZE
  NOTIONAL                                                                APPRECIATION
   AMOUNT                                              TERMINATION       (DEPRECIATION)
    (000)         FUND RECEIVES       FUND PAYS            DATE               (000)
--------------   ---------------   ----------------   ------------      --------------
GBP      6,000   5.500%            Six Month LIBOR       03/02/04        $        156
GBP        500   5.500%            Six Month LIBOR       03/15/04                  12
GBP      1,800   5.500%            Six Month LIBOR       03/15/04                  43
JPY     60,000   Six Month LIBOR   1.810%                01/11/11                 (17)
                                                                         ------------
                                                                         $        194
                                                                         ============

See accompanying notes which are an integral part of the financial statements.

124 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)

                                                                October 31, 2001

ASSETS
Investments at market (identified cost $438,085).................... $  449,797
Cash................................................................        310
Receivables:
  Dividends and interest............................................      4,818
  Fund shares sold..................................................      2,697
  From Advisor......................................................        169
Receivable for interest rate swaps..................................        211
                                                                     ----------
    Total assets....................................................    458,002

LIABILITIES
Payables:
  Investments purchased (regular settlement)............... $    401
  Investments purchased (delayed settlement)...............   35,650
  Fund shares redeemed.....................................    1,095
  Accrued fees to affiliates...............................      194
  Other accrued expenses...................................      113
Unrealized depreciation on forward foreign currency
 exchange contracts........................................        1
Liability for interest rate swaps..........................       17
                                                            --------
    Total liabilities...............................................     37,471
                                                                     ----------
NET ASSETS.......................................................... $  420,531
                                                                     ==========
NET ASSETS CONSIST OF:
Undistributed net investment income................................. $    2,021
Accumulated net realized gain (loss)................................    (16,438)
Unrealized appreciation (depreciation) on:
  Investments.......................................................     11,712
  Interest rate swaps...............................................        194
Shares of beneficial interest.......................................        221
Additional paid-in capital..........................................    422,821
                                                                     ----------
NET ASSETS.......................................................... $  420,531
                                                                     ==========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($1,709,034 divided by 89,900 shares of $.01 par value
   shares of beneficial interest outstanding)....................... $    19.01
                                                                     ==========
  Class E ($17,685,629 divided by 929,777 shares of $.01 par value
   shares of beneficial interest outstanding)....................... $    19.02
                                                                     ==========
  Class S ($401,136,814 divided by 21,118,688 shares of $.01 par
   value shares of beneficial interest outstanding)................. $    18.99
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 125

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Interest.......................................................... $   24,517
  Dividends from Money Market Fund .................................      1,291
                                                                     ----------
    Total investment income ........................................     25,808

EXPENSES
  Advisory fees ........................................... $  1,822
  Administrative fees......................................      190
  Custodian fees...........................................      260
  Distribution fees - Class C..............................        7
  Transfer agent fees......................................      242
  Professional fees........................................       61
  Registration fees........................................       76
  Shareholder servicing fees - Class C.....................        2
  Shareholder servicing fees - Class E.....................       32
  Trustees' fees...........................................       20
  Miscellaneous............................................       67
                                                            --------
  Expenses before reductions...............................    2,779
  Expense reductions.......................................     (600)
                                                            --------
    Expenses, net...................................................      2,179
                                                                     ----------
Net investment income...............................................     23,629
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments..............................................    4,498
  Foreign currency-related transactions....................       (1)     4,497
                                                            --------
Net change in unrealized appreciation (depreciation) on:
  Investments..............................................   13,948
  Interest rate swaps......................................      194     14,142
                                                            -------- ----------
Net realized and unrealized gain (loss).............................     18,639
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............... $   42,268
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

126 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                    FISCAL YEAR ENDED    TEN MONTHS ENDED       YEAR ENDED
                                                                    OCTOBER 31, 2001     OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                   -------------------  ------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .......................................... $            23,629  $           22,844  $            23,916
  Net realized gain (loss) .......................................               4,497              (2,847)              (2,426)
  Net change in unrealized appreciation (depreciation) ...........              14,142               4,814               (7,220)
                                                                   -------------------  ------------------  -------------------
    Net increase (decrease) in net assets from operations ........              42,268              24,811               14,270
                                                                   -------------------  ------------------  -------------------
DISTRIBUTIONS
  From net investment income
    Class C ......................................................                 (53)                (33)                 (24)
    Class E ......................................................                (771)               (425)                (303)
    Class S ......................................................             (23,892)            (19,499)             (24,023)
                                                                   -------------------  ------------------  -------------------
      Net decrease in net assets from distributions ..............             (24,716)            (19,957)             (24,350)
                                                                   -------------------  ------------------  -------------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ..             (30,475)            (28,484)             206,625
                                                                   -------------------  ------------------  -------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................             (12,923)             23,630)             196,545

NET ASSETS
  Beginning of period ............................................             433,454             457,084              260,539
                                                                   -------------------  ------------------  -------------------
  End of period (including undistributed net investment income of
   $2,021 and $3,055 and $168, respectively) ..................... $           420,531  $          433,454  $           457,084
                                                                   ===================  ==================  ===================

 See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 127

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    2001*    2000**    1999***
                                                                                  --------  --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................  $ 18.23   $  18.13  $   18.36
                                                                                  -------   --------  ---------
INCOME FROM OPERATIONS
  Net investment income (a) ....................................................      .85        .79        .68
  Net realized and unrealized gain (loss) ......................................      .89        .04       (.31)
                                                                                  -------   --------  ---------
    Total income from operations ...............................................     1.74        .83        .37
                                                                                  -------   --------  ---------
DISTRIBUTIONS
  From net investment income ...................................................     (.96)      (.73)      (.60)
                                                                                  -------   --------  ---------
NET ASSET VALUE, END OF PERIOD .................................................  $ 19.01   $  18.23  $   18.13
                                                                                  =======   ========  =========
TOTAL RETURN (%)(b) ............................................................     9.77       4.67       2.02

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .....................................    1,709        672        801

  Ratios to average net assets (%)(c):
    Operating expenses, net ....................................................     1.52       1.64       1.72
    Operating expenses, gross ..................................................     1.66       1.66       1.72
    Net investment income ......................................................     4.72       5.01       4.41

  Portfolio turnover rate (%) ..................................................   260.94      92.31     177.08

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

128 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               2001*     2000**     1999***
                                                              -------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $ 18.24   $  18.08   $   18.51
                                                              -------   --------   ---------

INCOME FROM OPERATIONS
  Net investment income (a) ................................     1.02        .88         .80
  Net realized and unrealized gain (loss) ..................      .85        .07        (.34)
                                                              -------   --------   ---------
    Total income from operations ...........................     1.87        .95         .46
                                                              -------   --------   ---------

DISTRIBUTIONS
  From net investment income ...............................    (1.09)      (.79)       (.89)
                                                              -------   --------   ---------

NET ASSET VALUE, END OF PERIOD .............................  $ 19.02   $  18.24   $   18.08
                                                              =======   ========   =========
TOTAL RETURN (%)(b) ........................................    10.54       5.36        2.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .................   17,685      9,898       8,693

   Ratios to average net assets (%)(c):
     Operating expenses, net ...............................      .77        .89         .97
     Operating expenses, gross .............................      .91        .91         .97
     Net investment income .................................     5.48       5.77        5.05

   Portfolio turnover rate (%) .............................   260.94      92.31      177.08

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period February 18, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                        Short Term Bond Fund 129

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------
                                                       2001*    2000**     1999       1998       1997        1996
                                                     --------  --------  --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..............   $  18.22  $  18.03  $  18.46   $  18.35   $  18.36    $  18.55
                                                     --------  --------  --------   --------   --------    --------
INCOME FROM OPERATIONS
  Net investment income (a).......................       1.07       .91       .90        .99       1.08        1.04
  Net realized and unrealized gain (loss).........        .83       .09      (.36)       .11         --        (.19)
                                                     --------  --------  --------   --------   --------    --------
    Total income from operations..................       1.90      1.00       .54       1.10       1.08         .85
                                                     --------  --------  --------   --------   --------    --------
DISTRIBUTIONS
  From net investment income......................      (1.13)     (.81)     (.97)      (.99)     (1.09)      (1.04)
                                                     --------  --------  --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD....................   $  18.99  $  18.22  $  18.03   $  18.46   $  18.35    $  18.36
                                                     ========  ========  ========   ========   ========    ========
TOTAL RETURN (%)(b)...............................      10.76      5.64      3.03       6.09       6.02        4.76
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)........    401,137   422,884   447,590    260,539    229,470     222,983

  Ratios to average net assets (%)(c):
    Operating expenses, net.......................        .52       .64       .74        .66        .66         .70
    Operating expenses, gross.....................        .67       .66       .74        .66        .66         .70
    Net investment incom).........................       5.76      6.00      5.22       5.37       5.70        5.70

  Portfolio turnover rate (%).....................     260.94     92.31    177.08     129.85     213.14      264.40

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

130 Short Term Bond Fund

DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

INVESTS IN: Fixed-income securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy and employed three managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed-income securities.



GROWTH OF A $10,000 INVESTMENT

Dates             Diversified Bond - Class S        LB Aggregate**
-----             --------------------------        --------------
Inception*                 $10,000                     $10,000
1992                       $10,961                     $10,983
1993                       $12,262                     $12,287
1994                       $11,771                     $11,836
1995                       $13,541                     $13,688
1996                       $14,295                     $14,489
1997                       $15,506                     $15,777
1998                       $16,837                     $17,250
1999                       $16,835                     $17,342
2000                       $18,014                     $18,608
2001                       $20,556                     $21,317

              YEARLY PERIODS ENDED OCTOBER 31

DIVERSIFIED BOND FUND - CLASS S

    PERIODS ENDED          GROWTH OF       TOTAL
       10/31/01             $10,000        RETURN
    -------------         ----------     ----------
    1 Year                  $11,411        14.11%
    5 Years                 $14,380         7.53%(S)
    10 Years                $20,556         7.47%(S)

DIVERSIFIED BOND FUND - CLASS E++

    PERIODS ENDED          GROWTH OF       TOTAL
       10/31/01             $10,000        RETURN
    -------------         ----------     ----------
    1 Year                  $11,387        13.87%
    5 Years                 $14,121         7.14%(S)
    10 Years                $20,186         7.27%(S)

DIVERSIFIED BOND FUND - CLASS C++++

    PERIODS ENDED          GROWTH OF       TOTAL
       10/31/01             $10,000        RETURN
    -------------         ----------     ----------
    1 Year                  $11,302        13.02%
    5 Years                 $13,820         6.68%(S)
    10 Years                $19,756         7.04%(S)

LEHMAN BROTHERS AGGREGATE BOND INDEX

    PERIODS ENDED          GROWTH OF       TOTAL
       10/31/01             $10,000        RETURN
    -------------         ----------     ----------
    1 Year                  $11,456        14.56%
    5 Years                 $14,713         8.03%(S)
    10 Years                $21,317         7.86%(S)

132 Diversified Bond Fund

DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the twelve months ended October 31, 2001, the Diversified Bond Fund Class S, Class E and Class C shares reflected total returns of 14.11%, 13.87%, and 13.02%, respectively. This compared to a 14.56% return for the Lehman Brothers Aggregate Bond Index.

The Fund's performance reflects the diversification of its managers' views on the most attractive areas of the fixed-income market. While some managers perceived corporate issues as the most attractive sector, others saw more value in asset backed or mortgage backed securities. Regardless of their differing views as to the most appealing sector, all managers focused on the highest quality issues within each segment of the market. A common theme among the Fund's managers, particularly early in the fiscal year, was to substitute mortgage securities for the government agency sector, which detracted slightly from performance over this period.

PORTFOLIO HIGHLIGHTS
As a result of the continued slowing of the US economy during the latter part of 2000, investors waited in anticipation for the Federal Reserve Board (Fed) to cut interest rates. As 2001 began, the Fed wasted little time, as it slashed 50 basis points off the federal funds rate on the first trading day of the new year. After that initial action, the Fed made an unprecedented eight additional cuts during the fiscal period, dropping the key interest rate by 400 basis points in 10 months. Although the impact of the consecutive rate cuts was much more significant in the short end of the market, the US Treasury's October 2001 announcement that it would cease issuance of the 30-year bond dramatically lowered yields on the long end, and to a lesser extent, within the intermediate range of the yield curve.

During the period, asset backed securities and government agency issues were among the strongest sectors of the fixed-income market. The Fund was rewarded for its overweight holdings of asset backed issues, but penalized for a slight underweight to the government agency sector and a slight overweight to the mortgage sector. During the past twelve months, as concerns of an impending economic slowdown and other threats to US interests caused investors to bid up the price of US Treasury issues, the Fund's performance was dampened, as it maintained an underweight allocation to the sector.

   TOP TEN ISSUERS
   (as a percent of Total Investments)                 October 31, 2001

   Federal National Mortgage Association                     17.2%
   United States Treasury                                    12.5
   Federal Home Loan Mortgage Corp.                          10.6
   Government National Mortgage Association                   8.9
   Mellon Residential Funding Corp.                           1.2
   Small Business Investment Cos.                             1.0
   General Motors Acceptance Corp.                            1.0
   Ford Motor Credit Co.                                      0.8
   Americredit Automobile Receivables Trust                   0.7
   Germany, Federal Republic of                               0.7

   PORTFOLIO CHARACTERISTICS

                                                       October 31, 2001

   Weighted Average Quality Diversification                         AAA
   Weighted Average Years-to-Maturity                         4.5 Years
   Weighted Average Duration                                  4.0 Years
   Current Yield (SEC 30-day standardized)
     Class S                                                  4.8%
     Class E                                                  4.6%
     Class C                                                  3.8%
   Number of Issues                                            913
   Number of Issuers                                           612

   MONEY MANAGERS                                           STYLES


Lincoln Capital Management Company                        Enhanced Core
Pacific Investment Management Company, LLC                Sector Rotation
Standish Mellon Asset Management Company, LLC             Sector Rotation

*    Diversified Bond Fund Class S assumes initial investment on November 1,
     1991.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Diversified Bond Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Diversified Bond Fund Class S and Class E performance has been linked with
     Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Diversified Bond Fund 133

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001


                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
                                                      (000)        (000)
                                                        $            $
                                                    ----------    -------
LONG-TERM INVESTMENTS - 107.7%
ASSET-BACKED SECURITIES - 12.1%
Advanta Mortgage Loan Trust
  Series 2000-2 Class A3
    7.760% due 05/25/18                              1,150        1,236
Advanta Mortgage Loan Trust
  Step Up Bond
  Series 2000-1 Class A4
    8.610% due 03/25/28                                480          536
American Express Credit Account
  Master Trust
  Series 1998-1 Class A
    2.620% due 01/17/06 (c)                          1,300        1,300
  Series 2000-1 Class B
    7.400% due 09/17/07                                900          983
American Express Master Trust
  Series 2001-1 Class A
    2.310% due 10/15/05 (c)                          1,555        1,555
Americredit Automobile
  Receivables Trust
  Series 2000-B Class A3
    2.730% due 09/05/04 (c)                            360          360
  Series 2000-B Class A4
    2.790% due 04/05/07 (c)                            985          987
  Series 2001-B Class A2
    2.690% due 06/13/05 (c)                          1,110        1,110
  Series 2001-B Class A4
    5.370% due 06/12/08                              2,530        2,654
  Series 2001-C Class A4
    5.010% due 07/14/08                              1,075        1,107
  Series 2001-D Class A4
    4.410% due 11/12/08                                850          855
BMW Vehicle Lease Trust
  Series 2000-A Class A4
    6.670% due 10/25/03                                100          106
Bombardier Capital Mortgage
  Securitization Corp.
  Series 1999-B Class A3
    7.180% due 12/15/15                              1,050        1,127
  Series 2000-A Class A2
    7.575% due 06/15/30                                920          991
Capital Auto Receivables Asset Trust
  Series 2001-1 Class A5
    2.610% due 07/15/06 (c)                            735          735
Capital One Master Trust
  Series 2001-7A Class A
    3.850% due 08/15/07                              3,990        4,021
  Series 2001-8A Class A
    4.600% due 08/17/09                              1,620        1,641
Carco Auto Loan Master Trust
  Series 2000-B Class A1
    2.610% due 10/17/05 (c)                          1,305        1,305
Case Equipment Loan Trust
  Series 1999-B Class A4
    6.900% due 06/15/06                              1,000        1,041
Charter Financial, Inc.
  Series 1999-1 Class A4
    7.070% due 01/25/06                              1,890        1,969
Chase Credit Card Master Trust
  Series 1997-4 Class A
    2.680% due 08/15/05 (c)                          1,575        1,576
  Series 2000-2 Class A
    2.630% due 07/15/05 (c)                            445          445
Chase Funding Loan Acquisition Trust
  Series 2001-C2 Class IA1
    2.660% due 08/25/14 (c)                            165          165
Chase Funding Mortgage Loan
  Series 2000-2 Class IA3
    7.794% due 05/25/15                                195          206
Chase Funding Mortgage Loan
  Asset-Backed Certificates
  Series 2001-3 Class 1A1
    2.580% due 08/25/16 (c)                          2,883        2,882
Chase Manhattan Automobile
  Owner Trust
  Series 2001-B Class A4
    3.800% due 05/15/08                                600          600
CIT Marine Trust
  Series 1999-A Class A4
    6.250% due 11/15/19                                250          263
Citibank Credit Card Issuance Trust
  Series 2000-C1 Class C1
    7.450% due 09/15/07                                400          432
  Series 2001-A6 Class A6
    5.650% due 06/15/08                              1,050        1,107
Citibank Credit Card Master Trust I
  Series 1997-6 Class A
  Zero Coupon due 08/15/06                             900          811
CNH Equipment Trust
  Series 2001-A Class A3
    2.695% due 11/15/05 (c)                          2,100        2,103
Conseco Finance Securitizations Corp.
  Series 2001-1 Class A1A
    3.000% due 07/01/32                                932          932
  Series 2001-3 Class A1
    2.770% due 05/01/33 (c)                            743          742
Countrywide Asset-Backed Certificates
  Series 2000-1 Class AF3
    7.830% due 07/25/25                              1,300        1,369

134 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                                   PRINCIPAL     MARKET
                                                    AMOUNT       VALUE
                                                    (000)        (000)
                                                      $            $
                                                  ----------    -------

DaimlerChrysler Auto Trust
  Series 2001-C Class A3
    4.210% due 07/06/05                             1,575        1,609
  Series 2001-D Class A4
    3.780% due 02/06/07                               850          850
Discover Card Master Trust I
  Series 2001-5 Class A
    5.300% due 11/15/06                               550          575
DVI Receivables Corp.
  Series 2000-1 Class A4
    7.780% due 06/14/08                               755          817
Federal Home Loan Mortgage Corp.
  Structured Pass-Thru Securities,
  Step Up Bond
  Series T-34 Class A1V
    2.781% due 07/25/31 (c)                         1,942        1,934
  Series T-35 Class A
    2.560% due 09/25/31 (c)                         1,511        1,506
First Deposit Master Trust
  Series 1996-1 Class A
    2.690% due 08/15/07 (c)                         2,600        2,605
Fleet Credit Card Master Trust II
  Series 2001-B Class A
    5.600% due 12/15/08                               650          682
  Series 2001-C Class A
    3.860% due 03/15/07                             2,925        2,953
Ford Credit Auto Owner Trust
  Series 2000-A Class A5
    7.190% due 03/15/04                               635          674
  Series 2001-A Class B
    5.960% due 07/15/05                             1,075        1,128
  Series 2001-D Class B
    5.010% due 03/15/06                               525          541
  Series 2001-E Class A3
    2.660% due 03/15/05 (c)                         2,075        2,077
  Series 2001-E Class A4
    4.010% due 03/15/06                             1,025        1,034
Ford Credit Floorplan Master Owner Trust
  Series 2001-1 Class A
    2.620% due 07/17/06 (c)                           865          865
GMAC Mortgage Corp. Loan Trust
  Series 2001-HE2 Class IIA6
    2.540% due 09/25/31 (c)                           215          215
  Series 2001-HE4 Class A4
    4.530% due 04/25/27                               340          340
Gracechurch Card Funding PLC
  Series 1 Class A
    2.700% due 11/15/04 (c)                         3,000        3,003
Green Tree Financial Corp.
  Series 1997-5 Class A5
    6.620% due 05/15/29                               850          892
Greyhound Funding LLC
  Series 2001-1 Class A1
    2.680% due 09/07/06 (c)                           560          560
Household Automotive Trust
  Series 2001-2 Class A4
    5.390% due 08/17/08                             2,660        2,770
  Series 2001-3 Class A-4
    4.370% due 12/17/08                             1,000        1,009
Household Home Equity Loan Trust
  Series 2001-1 Class A
    2.753% due 01/20/31 (c)                         3,012        3,016
IndyMac Home Equity Loan Trust
  Step Up Bond
  Series 2000-A Class AF2
    7.820% due 05/25/26 (c)                           645          674
Isuzu Auto Owner Trust
  Series 2001-1 Class A3
    4.880% due 11/22/04                               160          165
MBNA Credit Card Master Note Trust
  Series 2001 Class C3
    6.550% due 12/15/08                             1,325        1,388
MBNA Master Credit Card Trust
  Series 1998-D Class A
    5.800% due 12/15/05                               600          626
MMCA Automobile Trust
  Series 2001-1 Class A3
    2.705% due 05/15/05 (c)                         1,395        1,397
  Series 2001-2 Class A3
    3.000% due 09/15/05 (c)                           135          135
Nissan Automobile Receivables
  Owner Trust
  Series 2001-C Class A4
    4.800% due 02/15/07                               800          826
Onyx Acceptance Auto Trust
  Series 2001-C Class A4
    5.230% due 05/15/08                             1,340        1,389
Pacificamerica Home Equity Loan
  Step Up Bond
  Series 1998-2 Class AF
    6.590% due 06/26/28 (c)                           598          631
Residential Asset Mortgage Products, Inc.
  Series 2000-RZ2 Class A3
    7.300% due 04/25/23                               872          879
  Series 2001-RS2 Class AI1
    2.550% due 04/25/16 (c)                           377          377

                                                       Diversified Bond Fund 135

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         ---------       -------

Residential Asset Securities Corp.
   Series 1999-RS1 Class AI2
     6.570% due 10/25/29                                    800            835
   Series 2000-KS5 ClassAI3
     7.040% due 05/25/26                                    525            555
   Series 2001-KS2 Class AI1
     2.530% due 04/25/18 (c)                                287            287
Residential Funding
   Mortgage Securities II
   Series 2001-HI3 Class AI1
     2.781% due 05/25/09 (c)                                649            649
   Series 2001-HS3 Class AI1
     2.600% due 09/25/12 (c)                              2,583          2,580
Ryder Vehicle Lease Trust
   Series 2001-A Class A3
     5.520% due 05/16/05                                    300            308
Student Loan Marketing Association
   Series 1996-3 Class A1
     3.503% due 10/25/04 (c)                                324            324
Superior Wholesale Inventory
   Financing Trust
   Series 2001-A7 Class A
     2.620% due 03/15/06 (c)                              3,190          3,191
Toyota Auto Receivables Owner Trust
   Series 2001-A Class A4
     2.630% due 09/17/07 (c)                              1,000          1,000
United Airlines
   Series 2000-1 Class A-2
     7.730% due 07/01/10                                  1,135          1,118
USAA Automobile Owner Trust
   Series 2001-1 Class A3
     4.690% due 02/15/05                                  1,600          1,645
Vanderbilt Mortgage & Finance, Inc.
   Series 1998-B Class 1A6
     6.780% due 07/07/28                                    150            152
   Series 1998-C Class 1A6
     6.750% due 10/07/28 (c)                                200            203
   Series 2000-B Class IA2
     8.045% due 07/07/12                                    620            658
World Financial Network Credit Card
   Master Trust
   Series 2001-A Class A
     2.770% due 06/16/08 (c)                                505            507
World Omni Auto Receivables Trust
   Series 2001-A Class A4
     5.510% due 07/20/07                                    600            629
                                                                        ------
                                                                        94,035
                                                                        ======
BANKERS ACCEPTANCE NOTES - 0.0%
Signet Bank
     7.800% due 09/15/06                                    255            286
                                                                        ------

CORPORATE BONDS AND NOTES - 22.8%
Abbott Laboratories
     5.125% due 07/01/04                                   1,010         1,056
Ahold Finance USA, Inc.
     6.250% due 05/01/09                                   1,160         1,159
Alabama Power Co.
   Series N
     4.875% due 09/01/04                                     540           557
Albertson's, Inc.
     8.000% due 05/01/31                                     375           418
Allegiance Corp.
     7.000% due 10/15/26                                     130           139
Amerada Hess Corp.
     6.650% due 08/15/11                                     515           528
     7.300% due 08/15/31                                     265           268
America West Airlines
   Series A
     6.850% due 07/02/09                                     439           436
American Express Co.
     6.875% due 11/01/05                                     525           564
American General Corp.
     7.125% due 02/15/04                                     340           366
American Home Products Corp.
     7.900% due 02/15/05                                   1,310         1,461
AOL Time Warner, Inc.
     6.750% due 04/15/11                                     575           599
     7.625% due 04/15/31                                     590           630
Archer Daniels Midland Co.
     8.375% due 04/15/17                                     665           779
     7.000% due 02/01/31                                     575           598
Associates Corp. of North America
     6.500% due 10/15/02                                     450           466
     5.750% due 11/01/03                                   3,000         3,148
     5.500% due 02/15/04                                     875           912
   Series H
     7.090% due 04/11/03                                     400           422
AT&T Corp.
     6.500% due 03/15/29                                   1,015           889
     8.625% due 12/01/31                                     220           229
Avalonbay Communities, Inc.
     7.500% due 12/15/10                                     500           539
     6.625% due 09/15/11                                     250           254
Avco Financial Services, Inc.
     6.000% due 08/15/02                                     800           819
AXA Financial, Inc.
     7.750% due 08/01/10                                     835           941
Baltimore Gas & Electric Co.
     6.125% due 07/01/03                                     910           948
Bank of America Corp.
     6.850% due 03/01/03                                     425           447

136 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                        (000)           (000)
                                                          $               $
                                                       ---------      ---------
Bank of New York Co., Inc.
    6.500% due 12/01/03                                  195             208
Bank One Corp.
    3.689% due 11/14/01 (c)                            3,000           3,001
    6.875% due 08/01/06                                  800             864
BankAmerica Corp.
    6.875% due 06/01/03                                  260             275
  Series H
    5.750% due 03/01/04                                  400             421
Barnett Bank, Inc.
    6.900% due 09/01/05                                  405             440
BB&T Corp.
    6.500% due 08/01/11                                  500             521
Bear Stearns Co., Inc.
    2.950% due 03/28/03 (c)                            2,000           2,000
  Series B
    3.885% due 05/16/03 (c)                              500             499
Bell Telephone Co. of Pennsylvania
    8.350% due 12/15/30                                  355             427
Bellsouth Capital Funding Corp.
    7.750% due 02/15/10                                  750             863
BellSouth Telecommunications, Inc.
    7.000% due 12/01/95                                  385             380
Beneficial Corp.
    8.400% due 05/15/08                                1,235           1,433
Boeing Co.
    8.750% due 08/15/21                                  550             682
Bristol-Myers Squibb Co.
    5.750% due 10/01/11                                2,730           2,839
British Telecommunications PLC
    8.625% due 12/15/30                                  500             590
Burlington Northern Santa Fe Co.
    7.082% due 05/13/29                                1,200           1,228
Burlington Resources, Inc.
    6.680% due 02/15/11                                  760             788
Campbell Soup Co.
    8.875% due 05/01/21                                  420             519
Carolina Power & Light Co.
    6.875% due 08/15/23                                  410             409
Caterpillar Financial Services Corp.
    9.500% due 02/06/07                                  420             483
Central Fidelity Banks, Inc.
    8.150% due 11/15/02                                  170             178
Central Power & Light Co.
  Series FF
    6.875% due 02/01/03                                  600             623
Champion International Corp.
    6.400% due 02/15/26                                  460             481
Chase Manhattan Corp.
  Series C
    6.750% due 12/01/04                                  700             755
Chesapeake & Potomac Telephone Co.
    8.375% due 10/01/29                                  230             281
Citicorp
    9.500% due 02/01/02                                  120             122
    7.125% due 06/01/03                                  390             415
Citigroup, Inc.
    6.875% due 02/15/98                                  790             806
    5.625% due 05/17/04                                1,015           1,054
City National Bank
    6.375% due 01/15/08                                  350             358
Clorox Co.
    6.125% due 02/01/11                                  555             573
Coastal Corp.
    6.375% due 02/01/09                                  275             274
Coca Cola Enterprises, Inc.
    6.125% due 08/15/11                                  300             312
    7.000% due 10/01/26                                  675             742
    6.750% due 01/15/38                                  250             256
Comcast Cable Communications
    8.375% due 05/01/07                                  850             968
Commercial Credit Group, Inc.
    7.875% due 07/15/04                                  805             890
    6.500% due 06/01/05                                  540             581
    8.700% due 06/15/10                                  380             453
Conagra Foods, Inc.
    7.875% due 09/15/10                                  500             572
Conagra, Inc.
    8.100% due 05/20/02                                  300             309
Conoco Funding Co.
    5.450% due 10/15/06                                  275             278
    6.350% due 10/15/11                                1,185           1,203
Consolidated Edison, Inc.
    8.125% due 05/01/10                                  395             457
  Series 98-A
    6.250% due 02/01/08                                  795             824
Consolidated Natural Gas Co.
  Series B
    5.375% due 11/01/06                                  225             228
Countrywide Home Loan
  Series H
     6.250% due 04/15/09                                  500             513
  Series J
    5.250% due 06/15/04                                  500             516
Cox Communications, Inc.
    6.500% due 11/15/02                                  550             568
    6.400% due 08/01/08                                  425             434
    7.750% due 11/01/10                                  300             330
Cox Radio, Inc.
    6.625% due 02/15/06                                  150             156
Credit Suisse First Boston USA, Inc.
    5.875% due 08/01/06                                  720             747

                                                       Diversified Bond Fund 137

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                                   PRINCIPAL      MARKET
                                                     AMOUNT       VALUE
                                                     (000)        (000)
                                                       $            $
                                                   ---------     --------
CSX Corp.
    7.250% due 05/01/04                               225          241
    6.250% due 10/15/08                               175          179
    6.750% due 03/15/11                               915          960
CVS Corp.
    5.625% due 03/15/06                               770          794
DaimlerChrysler North America
   Holding Corp.
    6.400% due 05/15/06                             1,960        1,970
    7.750% due 01/18/11                             1,000        1,035
Deere & Co.
    8.100% due 05/15/30                               800          926
Dominion Resources, Inc.
  Series C
    7.600% due 07/15/03                               450          479
DTE Energy Co.
    6.450% due 06/01/06                               400          422
Duke Capital Corp.
    7.250% due 10/01/04                               900          976
Duke Energy Corp.
    7.000% due 07/01/33                               395          389
Duke Energy Field Services LLC
    7.500% due 08/16/05                               500          540
Duke Weeks Realty, LP
    7.750% due 11/15/09                               635          691
    6.950% due 03/15/11                               225          236
El Paso Corp.
    7.000% due 05/15/11                             1,250        1,286
EOP Operating, LP
    6.500% due 01/15/04                               685          722
    8.100% due 08/01/10                               100          112
    7.000% due 07/15/11                               500          523
    7.875% due 07/15/31                               325          347
ERP Operating, LP
    6.950% due 03/02/11                               200          209
Exelon Corp.
    6.750% due 05/01/11                               500          524
Federal Express Corp.
    6.875% due 02/15/06                               305          313
Fifth Third Capital Trust I
  Series A
    8.136% due 03/15/27                               315          342
First Bank Systems, Inc.
    8.000% due 07/02/04                               700          762
First Union Corp.
    7.500% due 07/15/06                               175          196
    6.550% due 10/15/35                               275          296
First Union Institutional Capital Trust I
    8.040% due 12/01/26                               225          238
First Union National Bank
    7.125% due 10/15/06                               500          551
    5.800% due 12/01/08                               225          227
Firstar Bank North America
    7.125% due 12/01/09                               950        1,033
Fleet Financial Group, Inc.
    6.875% due 03/01/03                               390          410
    8.125% due 07/01/04                               595          657
Florida Power & Light Co.
    6.875% due 12/01/05                             3,000        3,253
Ford Motor Co.
    7.450% due 07/16/31                             1,550        1,455
    8.900% due 01/15/32                               475          522
Ford Motor Credit Co.
    6.700% due 07/16/04                             2,000        2,071
    6.750% due 05/15/05                               350          361
    7.600% due 08/01/05                             1,000        1,045
    6.875% due 02/01/06                             2,330        2,386
    7.375% due 10/28/09                             1,635        1,660
Fort James Corp.
    6.625% due 09/15/04                               395          399
Fortune Brands, Inc.
    7.875% due 01/15/23                               380          412
FPL Group Capital, Inc.
    6.125% due 05/15/07                               510          536
GE Global Insurance Holding Corp.
    6.450% due 03/01/19                               650          657
General Electric Capital Corp.
    8.300% due 09/20/09                               235          278
  Series A
    6.650% due 09/03/02                               795          821
General Motors Acceptance Corp.
    2.820% due 07/20/04 (c)                         3,300        3,214
    2.680% due 07/30/04 (c)                           800          771
    6.125% due 09/15/06                               775          772
    7.250% due 03/02/11                             1,830        1,850
    8.000% due 11/01/31                             2,730        2,736
Georgia Power Co.
  Series G
    6.200% due 02/01/06                               275          290
Goldman Sachs Group, Inc.
    6.875% due 01/15/11                             1,075        1,138
  Series B
    7.350% due 10/01/09                               725          787
Grand Metropolitan Investment Corp.
    7.450% due 04/15/35                               300          344
GTE California, Inc.
    6.750% due 05/15/27                               550          565
Harrahs Operating Co., Inc.
    7.500% due 01/15/09                               515          520

138 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                                    PRINCIPAL       MARKET
                                                     AMOUNT         VALUE
                                                      (000)         (000)
                                                        $             $
                                                    ---------     ---------
Heller Financial, Inc.
    6.400% due 01/15/03                                255          266
Hertz Corp.
    7.625% due 08/01/02                                550          565
    9.000% due 11/01/09                                230          256
Household Finance Corp.
    7.200% due 07/15/06                                370          406
HSBC USA, Inc.
    6.625% due 03/01/09                                540          570
Indiana Michigan Power Co.
   Series B
    4.088% due 09/03/02 (c)                            500          501
ING Capital Funding Trust III
    8.439% due 09/30/49 (c)(g)                         850          964
International Business Machines Corp.
    6.220% due 08/01/27                                250          266
International Paper Co.
    6.750% due 09/01/11                                150          154
ITT Financial Corp.
    7.400% due 11/15/25                                955          961
JP Morgan Chase & Co.
    6.500% due 08/01/05                                300          320
JPM Capital Trust I
    7.540% due 01/15/27                                225          233
Kellogg Co.
  Series B
    5.500% due 04/01/03                                760          784
    7.450% due 04/01/31                                275          304
KeyCorp
    8.000% due 07/01/04                                150          164
    7.500% due 06/15/06                                750          828
Kinder Morgan Energy Partners LP
    6.750% due 03/15/11                                505          533
Knight-Ridder, Inc.
    6.875% due 03/15/29                                900          856
Kohls Corp.
    6.300% due 03/01/11                                505          529
Legg Mason, Inc.
    6.750% due 07/02/08                                505          531
Lehman Brothers Holdings, Inc.
    7.750% due 01/15/05                              1,300        1,405
Liberty Property, LP
    8.500% due 08/01/10                                425          476
Lincoln National Corp.
    7.250% due 05/15/05                                450          488
    6.500% due 03/15/08                                200          207
    7.000% due 03/15/18                                450          459
Loral Corp.
    7.000% due 09/15/23                                675          685
Lowes Cos., Inc.
    6.875% due 02/15/28                                680          679
Manufacturers & Traders Trust Co.
    7.000% due 07/01/05                                435          464
Masco Corp.
    6.750% due 03/15/06                                590          622
MCI WorldCom, Inc.
    6.400% due 08/15/05 (c)                            850          875
Mercantile Bancorp.
    7.050% due 06/15/04                                825          892
Merck & Co., Inc.
  Series B
    5.760% due 05/03/37                              1,200        1,274
Morgan (J.P.) & Co., Inc.
    5.750% due 02/25/04                                200          210
Morgan Stanley Dean Witter
    6.100% due 04/15/06                              1,265        1,329
Nabisco, Inc.
    6.375% due 02/01/35                                850          887
National City Corp.
    6.875% due 05/15/19                                575          582
Nationsbank Corp.
    7.750% due 08/15/04                                450          494
New England Telephone & Telegraph Co.
    7.875% due 11/15/29                                235          274
News America Holdings, Inc.
    8.500% due 02/15/05                                275          300
    7.750% due 01/20/24                                450          452
    8.150% due 10/17/36                                360          377
News America, Inc.
    6.750% due 01/09/38                                425          428
Norfolk Southern Corp.
    6.200% due 04/15/09                                900          907
    7.050% due 05/01/37                              1,055        1,123
Northwestern Bell Telephone Co.
    7.750% due 05/01/30                                630          617
Norwest Financial, Inc.
    6.000% due 02/01/04                                600          630
    6.750% due 06/01/05                                200          216
NYNEX Capital Funding Co.
  Series B
    8.750% due 12/01/04                                450          508
NYNEX Corp.
    9.550% due 05/01/10                                264          304
Ocean Energy, Inc.
    7.625% due 07/01/05                                355          375
Park Place Entertainment Corp.
    8.500% due 11/15/06                                700          704
Philip Morris Cos., Inc.
    6.950% due 06/01/06                                295          321
    7.200% due 02/01/07                              1,000        1,099
    7.650% due 07/01/08                                310          347

                                                       Diversified Bond Fund 139

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                                   PRINCIPAL     MARKET
                                                    AMOUNT        VALUE
                                                     (000)        (000)
                                                       $            $
                                                   ---------    ---------
PNC Funding Corp.
     6.125% due 09/01/03                               500          526
     7.500% due 11/01/09                               620          686
Praxair, Inc.
     6.850% due 06/15/05                               700          755
Procter & Gamble Co.
   Series A
     9.360% due 01/01/21                                90          119
Progress Energy, Inc.
     6.750% due 03/01/06                               385          412
     7.750% due 03/01/31                               250          282
Provident Cos., Inc.
     6.375% due 07/15/05                               500          514
Qwest Communications International, Inc.
   Series B
     7.500% due 11/01/08                               825          856
Qwest Corp.
     7.625% due 06/09/03                               800          841
Raytheon Co.
     6.300% due 03/15/05                               880          918
Regions Financial Corp.
     7.000% due 03/01/11                               500          536
Republic Services, Inc.
     6.750% due 08/15/11                               610          636
Resolution Funding Corp.
   Series A
     8.875% due 07/15/20                             1,855        2,619
     8.625% due 01/15/21                               715          979
     8.625% due 01/15/30                               390          574
Safeco Corporation
     7.875% due 03/15/03                               605          629
Safeway, Inc.
     6.150% due 03/01/06                               765          809
     7.250% due 02/01/31                               275          295
SBC Communications, Inc.
     6.250% due 03/15/11                             1,010        1,056
Sears Roebuck Acceptance Corp.
     7.000% due 06/15/07                               245          257
     6.750% due 01/15/28                               500          442
Security Capital Group, Inc.
     6.950% due 06/15/05                               600          625
Small Business Administration-SBIC
   Series 10B
     7.449% due 08/01/10                               298          335
Sprint Capital Corp.
     7.125% due 01/30/06                               775          823
     6.125% due 11/15/08                             1,150        1,139
Suntrust Banks, Inc.
     7.375% due 07/01/02                               700          719
     6.250% due 06/01/08                               150          158
     7.750% due 05/01/10                               525          603
TCI Communications, Inc.
     7.875% due 02/15/26                               175          181
Tele-Communications, Inc.
     7.125% due 02/15/28                               300          285
Texaco Capital, Inc.
     9.750% due 03/15/20                               440          606
     8.875% due 09/01/21                               220          290
Texas Utilities Electric Co.
     8.250% due 04/01/04                               425          464
Time Warner, Inc.
     7.975% due 08/15/04 (f)                           300          329
     6.875% due 06/15/18                               950          939
Times Mirror Co.
     7.450% due 10/15/09                               350          379
Transamerica Finance Corp.
     7.250% due 08/15/02                             1,000        1,031
Transocean Sedco Forex, Inc.
     7.500% due 04/15/31                             1,110        1,119
TRW, Inc.
     7.125% due 06/01/09                             1,200        1,193
TXU Corp.
     6.375% due 06/15/06                               510          531
Tyco Intl. Group SA
     6.125% due 11/01/08                               125          128
UBS PFD Funding Trust I
     8.622% due 10/29/49 (c)(g)                        505          589
Union Carbide Corp.
     7.875% due 04/01/23                               590          669
Union Oil Co.
     9.400% due 02/15/11                               470          578
Union Pacific Corp.
     7.600% due 05/01/05                               570          626
Union Pacific Railroad Trust
   Pass-Thru Certificate
   Series 1996-A2
     7.060% due 05/15/03                               500          525
United Technologies Corp.
     8.750% due 03/01/21                               380          480
US Bank National Association Minnesota
     2.628% due 12/19/01 (c)                         2,000        2,000
     5.625% due 11/30/05                               500          517
US West Communications, Inc.
     7.200% due 11/10/26                               500          460
Verizon Global Funding Corp.
     7.750% due 12/01/30                               600          677
Viacom, Inc.
     7.700% due 07/30/10                               710          795
Wachovia Corp.
     6.800% due 06/01/05                               305          326

140 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                              PRINCIPAL        MARKET
                                                AMOUNT         VALUE
                                                (000)          (000)
                                                  $              $
                                              ----------     ----------
Wal-Mart Stores, Inc.
     7.500% due 05/15/04                             300            331
   Series 1994-B3
     8.800% due 12/30/14                             315            390
Washington Mutual Finance Corp.
     6.875% due 05/15/11                           1,010          1,075
Wells Fargo Co.
     6.250% due 11/01/02                             525            543
     6.375% due 11/15/03                             575            609
     6.875% due 04/01/06                             500            550
   Series H
     6.750% due 06/15/07                             300            328
Westdeutsche Landesbank NY
     6.050% due 01/15/09                             100            104
Westvaco Corp.
     9.750% due 06/15/20                             115            137
     7.950% due 02/15/31                             275            280
Willamette Industries, Inc.
     7.850% due 07/01/26                             520            561
Williams Cos., Inc.
     7.625% due 07/15/19                             500            509
WorldCom, Inc.
     8.000% due 05/15/06                             800            870
     7.500% due 05/15/11                           1,150          1,176
     8.250% due 05/15/31                             555            568
                                                             ----------
                                                                177,020
                                                             ----------
EURODOLLAR BONDS - 1.1%
Asian Development Bank
     6.250% due 10/24/05                             315            343
AXA Financial, Inc.
     8.600% due 12/15/30                           1,000          1,154
Bank of America Corp.
     3.300% due 06/17/02 (c)                       3,000          3,003
British Telecommunications PLC
     7.625% due 12/15/05                             700            765
Deutsche Telekom International
   Finance BV
     8.000% due 06/15/05                           1,000          1,079
Deutsche Telekom International
   Finance BV Step Up Bond
     8.250% due 06/15/30 (c)                         780            859
Italy, Republic of
     6.875% due 09/27/23                             150            172
Korea Development Bank
     7.375% due 09/17/04                             500            540
Stora Enso OYJ
     7.375% due 05/15/11                             325            353
Telefonica Europe BV
     8.250% due 09/15/30                             505            566
                                                             ----------
                                                                  8,834
                                                             ----------

MORTGAGE-BACKED SECURITIES - 43.6%
Advanta Mortgage Loan Trust
   Series 97-4 Class M1
     7.040% due 01/25/29                              186           194
Bank of America Mortgage Securities
   Series 2001-1 Class A22
     7.250% due 02/25/31                            4,400         4,594
Bear Stearns Mortgage Securities, Inc.
   Series 1998-2 Class B
     6.750% due 04/30/30                               98           103
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-1 Class D
     7.370% due 06/19/29                              300           323
   Series 1997-1 Class E
     7.370% due 12/19/07                              475           507
   Series 1997-2 Class D
     6.600% due 12/19/07                              475           493
CMC Securities Corp. III
   Series 1994-A Class B1
     6.750% due 02/25/24                               96           100
Collateralized Mortgage Obligation Trust
   Series 56 Class B CMO
     9.985% due 12/01/18                               80            83
Commercial Mortgage Acceptance Corp.
   Series 1998-C1 Class A1
     6.230% due 12/15/07                            1,175         1,240
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2001-CF2 Class A2
     5.935% due 02/15/34                            3,000         3,149
   Series 2001-CK3 Class A3
     6.400% due 06/15/34                            1,485         1,577
Federal Home Loan Mortgage Corp.
     6.000% 15 Year TBA (b)                         6,100         6,277
     6.000% 30 Year TBA Gold (b)                    5,095         5,144
     6.500% 30 Year TBA Gold (b)                   17,825        18,348
     7.000% 30 Year TBA Gold (b)                   13,200        13,768
   Series 1053 Class G (f)
     7.000% due 03/15/21                              457           477
   Series 1997-81 Class PC
     5.000% due 04/18/27                            1,000         1,012
   Series 2006 Class B
     6.500% due 08/15/23                            1,823         1,841
Federal Home Loan Mortgage Corp.
   Participation Certificate
     7.000% due 2002 (f)                               10            10
     6.500% due 2003                                   22            22
     7.000% due 2003                                    5             5
     7.000% due 2003 (f)                               74            76
     6.750% due 2007 (f)                              110           114


                                                       Diversified Bond Fund 141

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                  ---------       ------
     7.500% due 2007                                    234          247
     7.000% due 2008                                    217          230
     8.000% due 2008 (f)                                 34           35
     8.500% due 2008 (f)                                 38           41
     6.500% due 2009                                    817          854
     7.500% due 2009                                    722          766
     7.500% due 2009 (c)                                 46           48
     8.000% due 2009                                     81           85
     6.500% due 2010                                     55           58
     7.000% due 2010                                    138          145
     7.500% due 2010                                     17           18
     8.000% due 2010                                     11           12
     5.500% due 2011                                    800          837
     6.000% due 2011                                  2,382        2,472
     7.000% due 2011                                     51           53
     7.500% due 2011                                     92           98
     8.000% due 2011                                    150          158
     6.000% due 2012                                     56           58
     7.500% due 2012                                    257          272
     8.000% due 2012                                     91           96
     7.000% due 2014                                    532          558
     7.500% due 2014                                    126          133
    12.000% due 2014                                     50           57
     7.000% due 2015                                    857          900
     7.500% due 2015                                    355          374
    12.000% due 2015 (f)                                 34           40
     9.000% due 2016                                    241          260
    12.500% due 2016                                     25           29
     8.000% due 2017                                    179          189
     9.000% due 2017                                      2            2
     9.000% due 2018                                    468          507
     9.000% due 2020                                    239          258
     9.000% due 2022                                     71           77
     9.000% due 2024                                    338          362
     6.500% due 2025                                    390          403
     8.500% due 2025                                    229          246
     9.000% due 2025                                    101          109
     9.000% due 2026                                      5            5
     8.500% due 2027                                    969        1,034
     6.500% due 2028                                  1,053        1,086
     6.500% due 2030                                    234          241
     7.500% due 2030                                    957        1,003
     7.813% due 2030                                    257          272
Federal National Mortgage Association (b)
     5.500% 15 Year TBA                                 580          583
     6.000% 15 Year TBA                               7,295        7,498
     6.500% 15 Year TBA                               5,770        5,995
     6.500% 30 Year TBA                              16,875       17,350
     7.000% 30 Year TBA                              18,690       19,423
     7.500% 30 Year TBA                               8,990        9,414
     8.000% 30 Year TBA                               1,870        1,977
Federal National Mortgage
   Association Pools
     8.000% due 2002                                     25           25
     9.500% due 2002                                      4            4
     6.000% due 2003                                    154          157
     7.000% due 2003                                    137          140
     7.500% due 2003                                    144          148
     8.000% due 2003                                     28           29
     9.500% due 2003                                     29           30
     6.500% due 2004                                     10           10
     8.000% due 2004                                     20           20
     6.000% due 2005                                  3,050        3,307
     9.500% due 2005                                     34           36
     9.500% due 2006                                     33           35
     7.000% due 2007                                     46           49
     7.200% due 2007                                    955        1,066
     7.000% due 2008                                    163          173
     7.000% due 2009                                    244          258
     8.000% due 2010                                     17           18
    10.500% due 2010                                     10           11
     6.500% due 2011                                    956          998
     7.000% due 2011                                    113          119
     8.000% due 2011                                     28           30
     6.500% due 2012                                    238          248
     7.000% due 2012                                     73           77
     5.500% due 2013                                    192          195
     6.500% due 2013                                     50           52
     6.500% due 2015                                  2,975        3,096
     7.000% due 2015                                    141          148
     6.500% due 2016                                    500          519
     9.000% due 2016                                     12           13
     8.000% due 2017                                    282          302
     8.500% due 2017                                     31           33
     9.000% due 2017                                    244          265
     8.000% due 2020                                     17           18
     7.500% due 2022                                    546          577
     7.000% due 2023                                  1,142        1,196
     7.500% due 2023                                     15           16
     6.500% due 2024                                    117          121
     7.500% due 2024                                    438          462
     8.000% due 2024                                  1,032        1,104
     7.000% due 2025                                    210          219
     7.500% due 2025                                    146          154
     8.500% due 2025                                    110          118
     7.000% due 2026                                     53           56
     9.000% due 2026                                    145          157
     7.500% due 2027                                    142          149
     6.000% due 2028                                  7,013        7,127
     6.500% due 2028                                  2,348        2,419
     7.500% due 2028                                    339          357
     6.000% due 2029                                  2,895        2,941
     6.500% due 2029                                 12,071       12,436

142 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                                   PRINCIPAL      MARKET
                                                    AMOUNT        VALUE
                                                     (000)        (000)
                                                       $            $
                                                  -----------    --------
     7.000% due 2029                                   937          977
     7.000% due 2029 (f)                             1,372        1,430
     7.500% due 2029                                   729          764
     6.000% due 2031                                 9,486        9,599
     6.500% due 2031                                 8,936        9,179
Federal National Mortgage Association
   Series 1993-134 Class H
     6.500% due 08/25/08                             1,385        1,475
Federal National Mortgage
   Association (REMIC)
   Series 1992-10 Class ZD
     8.000% due 11/25/21                             2,213        2,423
Federal National Mortgage
   Association ACES
   Series 1998-M1 Class A
     6.250% due 01/25/08                             1,250        1,320
   Series 1998-M4 Class B
     6.424% due 12/25/23                             1,125        1,193
   Series 1999-M4 Class A
     7.354% due 12/25/09                             1,268        1,342
Federal National Mortgage
   Association Grantor Trust
   Series 2001-T6 Class B
     6.088% due 05/25/11                             1,530        1,621
Federal National Mortgage
   Association Interest Only Inverse
   Floater
   Series 1993-208 Class SA
     0.450% due 02/25/23 (c)                        13,627           78
First Union-Lehman Brothers
   Commercial Mortgage Trust
   Series 1007-C2 Class A3
     6.650% due 12/18/07                               455          491
First Union National Bank
   Commercial Mortgage
   Series 2001-C2 Class A1
     6.204% due 01/12/43                               295          311
First Union National Bank
   Commercial Mortgage Trust
   Series 2000-C2 Class A1
     6.940% due 04/15/10                             2,915        3,156
   Series 2001-C3 Class A3
     6.423% due 08/15/23                             1,900        2,021
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1996-C1 Class A2A
     6.790% due 09/15/03                                43           43
   Series 1997-C1 Class D
     6.997% due 07/15/29                               375          401
   Series 1997-C1 Class E
     7.085% due 11/15/10                              625           650
   Series 1999-C2 Class A1
     6.570% due 09/15/33                            1,178         1,253
   Series 2001-C2 Class A2
     6.700% due 04/15/34                            1,600         1,724
Government National
   Mortgage Association
     6.000% 30 Year TBA (b)                         1,000         1,017
     6.500% 30 Year TBA (b)                        22,500        23,237
     7.000% 30 Year TBA (b)                         1,415         1,477
     8.000% due 2007                                    2             2
     6.500% due 2008                                   85            89
     6.500% due 2009                                  784           824
     7.000% due 2011                                   10            11
     8.000% due 2016                                    3             3
     9.500% due 2016                                   25            28
     8.000% due 2017                                   77            83
   10.500% due 2020                                    99           113
     8.000% due 2022                                  226           242
     8.500% due 2022                                  107           116
     7.000% due 2023 (f)                            1,348         1,384
     7.625% due 2023 (c)(f)                         2,282         2,358
     6.000% due 2024 (f)                              716           733
     7.500% due 2025                                  175           185
     8.000% due 2025                                  630           670
     9.000% due 2025                                1,932         2,103
     6.500% due 2026                                  171           177
     7.500% due 2027                                2,091         2,202
     8.000% due 2027                                   15            16
     6.500% due 2028                                1,455         1,503
     6.000% due 2029                                1,134         1,154
     7.500% due 2029 (c)                            1,111         1,168
     7.500% due 2029                                  276           290
     8.500% due 2029                                  126           134
     7.500% due 2030                                  800           841
     8.000% due 2030                               10,379        10,979
     8.500% due 2030                                  982         1,045
     6.500% due 2031                                2,838         2,931
     7.500% due 2031                                5,451         5,729
     8.000% due 2031                                2,043         2,161
Government National Mortgage Association
   Series 2001-44 Class A
     5.204% due 10/16/14                            2,285         2,341
Government National Mortgage
   Association II
     6.500% 30 Year TBA (b)                         7,465         7,675
     7.500% 30 Year TBA (b)                         3,965         4,156

                                                       Diversified Bond Fund 143

DIVERSIFIED BOND FUND

                                                                October 31, 2001


                                                   PRINCIPAL      MARKET
                                                     AMOUNT       VALUE
                                                     (000)        (000)
                                                       $            $
                                                   ---------     --------
Government National Mortgage
   Association REMIC
   Series 1998-23 Class ZA
     6.500% due 09/20/28                             6,106        6,242
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
     6.940% due 07/13/30                               372          385
GS Mortgage Securities Corp. II
   Collateral Strip Interest
   Series 1997-GL Class A2D
     6.940% due 07/13/30                             1,085        1,163
Housing Securities, Inc.
   Series 1994-2 Class A1
     6.500% due 07/25/09                               418          435
HSBC Mortgage Loan Trust
   Series 2000-HSB1 Class A3
     7.110% due 12/16/30                             2,200        2,210
Long Beach Mortgage Loan Trust
   Series 2000-1 Class AV1
     3.045% due 01/21/31 (c)                         2,485        2,488
Mellon Residential Funding Corp.
   Series 1999-TBC2 Class A3
     6.580% due 07/25/29                               300          311
   Series 2000-TBC1 Class A2B
     6.922% due 03/25/30                             2,230        2,306
   Series 2000-TBC3 Class A1
     2.550% due 12/15/30 (c)                         9,233        8,622
Mellon Residential Funding Corp.
   Step Up
   Series 2000-TBC2 Class A1
     2.770% due 06/15/30 (c)                           705          703
Merrill Lynch Mortgage Invstors, Inc.
   Series 1996-C2 Class D
     6.960% due 11/21/28                               350          355
Morgan Stanley Dean Witter Capital I
   Series 2000-Prin Class A3
     7.360% due 05/23/09                             1,595        1,762
   Series 2001-IQA Class A1
     4.570% due 12/18/32                               525          526
Morgan Stanley Dean Witter Capital I, Inc.
   Series 2001-PPM Class A2
     6.400% due 02/01/31                               315          333
Mortgage Capital Funding, Inc.
   Series 1998-MC1 Class A1
     6.417% due 06/18/07                               150          159
Nationslink Funding Corp.
   Series 1999-SL Class A4
     6.654% due 02/10/06                               500          534
PNC Mortgage Securities Corp.
   Series 2000-9 Class A3
     7.190% due 09/25/05                             1,610        1,654
Residential Funding Mortgage
   Securities II
   Series 1997-HS5 Class M1
     7.010% due 05/25/27                               400          402
Small Business Investment Cos.
   Series 1999-P10B Class 1
     7.540% due 08/10/09                             3,866        4,363
   Series 2000-10B Class 1
     7.452% due 09/01/10                             4,863        5,452
Washington Mutual Mortgage
   Securities Corp.
   Series 2001-2 Class A1V
     2.975% due 01/25/31 (c)                           114          114
   Series 2001-6 Class IA1
     2.630% due 02/25/31 (c)                           564          566
                                                            -----------
                                                                339,376
                                                            -----------

MUNICIPAL BONDS - 0.3%
New Jersey, State of, Transportation
   Trust Fund Authority Revenue,
   Series A
     4.500% due 06/15/19                           2,000          1,929
                                                            -----------
NON-US BONDS - 0.9%
Germany, Federal Republic of
     4.500% due 07/04/09               EUR         1,900          1,739
     5.375% due 01/04/10               EUR           900            869
     5.250% due 07/04/10               EUR         4,220          4,043
     5.625% due 01/04/28               EUR           210            204
     6.250% due 01/04/30               EUR           100            106
                                                            -----------
                                                                  6,961
                                                            -----------

UNITED STATES GOVERNMENT
AGENCIES - 8.5%
Federal Home Loan Bank
   Series TV09
     5.790% due 04/27/09                           2,580          2,747
Federal Home Loan Mortgage Corp.
     7.375% due 05/15/03                          21,800         23,418
     6.375% due 11/15/03                           4,555          4,880
     5.250% due 01/15/06 (f)                       1,025          1,081
     7.000% due 03/15/10                             560            645
     6.875% due 09/15/10                           4,200          4,812
Federal National
   Mortgage Association
     6.250% due 11/15/02                             900            938
     4.625% due 05/15/03                           1,225          1,266
     4.750% due 03/15/04                           3,200          3,332
     5.625% due 05/14/04                           1,490          1,584
     7.000% due 07/15/05                           5,200          5,807
     5.250% due 06/15/06                           1,880          1,982

144 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                                October 31, 2001


                                              PRINCIPAL       MARKET
                                               AMOUNT          VALUE
                                                (000)          (000)
                                                  $              $
                                              ---------       ------
   6.500% due 04/29/09                          4,930          5,029
   6.000% due 05/15/10                          3,610          3,912
   6.210% due 08/06/38                            320            344
Government Backed Trust Certificates
   Series T-3
    10.000% due 05/15/02 (f)                       38             38
Tennessee Valley Authority
   Series A
    6.375% due 06/15/05                            20             22
   Series E
    6.250% due 12/15/17                         3,865          4,163
                                                          ----------
                                                              66,000
                                                          ----------

UNITED STATES GOVERNMENT
TREASURIES - 15.5%
United States Inflation-Indexed
   Treasury Notes
    3.500% due 01/15/11                           102            106
    3.375% due 04/15/32                         1,050          1,093
United States Treasury Bond
   Principal Strip
   Zero Coupon due 11/15/21                    12,540          4,337
United States Treasury Bonds
   12.000% due 08/15/13                         6,065          8,879
   13.250% due 05/15/14                           680          1,076
   12.500% due 08/15/14                         1,235          1,906
    8.875% due 08/15/17                         3,160          4,527
    8.875% due 02/15/19                         4,160          6,036
    6.375% due 08/15/27                        12,045         14,295
    3.625% due 04/15/28                           329            353
    5.500% due 08/15/28                         1,400          1,486
    5.250% due 11/15/28                         4,690          4,806
    3.875% due 04/15/29                         2,051          2,300
    6.250% due 05/15/30 (f)                     7,045          8,387
    5.375% due 02/15/31                         1,325          1,424
United States Treasury Notes
    5.125% due 12/31/02                         3,345          3,462
    4.000% due 04/30/03                         9,705          9,960
    5.875% due 11/15/04                           655            710
    5.750% due 11/15/05                         8,750          9,521
    5.875% due 11/15/05                           145            159
    4.625% due 05/15/06                         3,530          3,688
    7.000% due 07/15/06                            85             97
    6.500% due 10/15/06                         9,435         10,643
    3.375% due 01/15/07                         3,473          3,591
    6.250% due 02/15/07                           290            325
    6.125% due 08/15/07                         4,420          4,946
    3.625% due 01/15/08                         2,527          2,640
    8.750% due 11/15/08                         1,730          1,937
    3.875% due 01/15/09                           108            115
    5.500% due 05/15/09                            30             33
    6.000% due 08/15/09                         1,000          1,123
    6.500% due 02/15/10                         1,100          1,276
    5.750% due 08/15/10                         4,950          5,495
                                                          ----------
                                                             120,732
                                                          ----------

YANKEE BONDS - 2.9%
Abbey National PLC
    6.700% due 06/29/49 (c)(g)                  2,000          2,035
African Development Bank
    9.750% due 12/15/03                           325            366
    6.750% due 10/01/04                           300            323
    6.875% due 10/15/15                         1,245          1,371
    8.800% due 09/01/19                           295            374
Alcan, Inc.
    6.450% due 03/15/11                           505            527
Canadian National Railway Co.
    6.800% due 07/15/18                           450            448
Carter Holt Harvey, Ltd.
    8.875% due 12/01/04                           350            390
Commonwealth Bank of Australia
   Series A
    8.500% due 06/01/10                           555            658
Diageo Capital PLC
    6.125% due 08/15/05                           600            629
Hydro-Quebec
   Series GH
    8.250% due 04/15/26                           505            639
International American
  Development Bank
    6.950% due 08/01/26                           155            178
Manitoba, Province of
   Series CB
    8.800% due 01/15/20                           200            273
   Series CD
    9.250% due 04/01/20                           200            284
National Australia Bank, Ltd.
   Series A
    8.600% due 05/19/10                           435            516
National Westminster Bank PLC
    7.375% due 10/01/09                           550            609
    8.000% due 04/29/49 (g)                       800            877
New Brunswick, Province of
    7.125% due 10/01/02                           400            418
    9.750% due 05/15/20                           190            274
Newfoundland, Province of
    10.000% due 12/01/20                           90            130
Noranda Forest, Inc.
    6.875% due 11/15/05                           250            254
Nortel Networks, Ltd.
    6.125% due 02/15/06                           640            489
Nova Scotia, Province of
    9.125% due 05/01/21                           690            927

                                                      Diversified Bond Fund  145

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                        (000)          (000)
                                          $              $
                                       ---------      --------

Pemex Finance, Ltd.
    6.125% due 11/15/03                    1,800         1,845
Quebec, Province of
  Series NN
    7.125% due 02/09/24                      985         1,094
Saskatchewan, Province of
    8.000% due 07/15/04                    1,045         1,174
    7.375% due 07/15/13                      500           589
Skandinaviska Enskilda Banken
    6.875% due 02/15/09                      320           340
Telus Corp.
    7.500% due 06/01/07                      550           596
Trans-Canada Pipelines, Ltd.
    7.150% due 06/15/06                      800           863
Tyco International Group SA
    6.375% due 06/15/05                      700           736
    6.375% due 10/15/11                      500           514
    7.000% due 06/15/28                      600           603
Vodafone Group PLC
    7.750% due 02/15/10                    1,285         1,424
                                                      --------
                                                        22,767
                                                      --------

TOTAL LONG-TERM INVESTMENTS
(cost $805,086)                                        837,940
                                                      --------


                                       NOTIONAL
                                        AMOUNT
                                        (000)
                                          $
                                       ---------
OPTIONS PURCHASED - 0.1%
Twelve Month LIBOR (e)
  Sep 4.07% Call                           4,350            37
Three Month LIBOR
  May 4.00% Call (e)                      10,900           255
United States Treasury Notes (e)
  Jan 99.44 Call                           2,175            97
  Dec 104.23 Call                          4,000            10
                                                      --------
TOTAL OPTIONS PURCHASED
(cost $98)                                                 399
                                                      --------


                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                        (000)          (000)
                                          $              $
                                       ---------      --------

SHORT-TERM INVESTMENTS - 16.2%
Federal Home Loan Mortgage
  Discount Notes
  Zero Coupon due 11/14/01                 2,475         2,473
Federal National Mortgage
  Association Discount Notes
  Zero Coupon due 11/14/01                 2,300         2,298
  Zero Coupon due 12/13/01                 4,725         4,713
Frank Russell Investment Company
  Money Market Fund (a)                  112,345       112,345
UBS Finance, Inc.
  6.610% due 01/18/01                      4,600         4,600
                                                      --------
TOTAL SHORT-TERM INVESTMENTS
(cost $126,433)                                        126,429
                                                      --------
TOTAL INVESTMENTS - 124.0%
(identified cost $931,617)                             964,768


OTHER ASSETS AND LIABILITIES,
 NET - (24.0%)                                        (186,958)
                                                      --------

NET ASSETS - 100.0%                                    777,810
                                                      ========

(a) At net asset value.
(b) Forward commitment.
(c) Adjustable or floating rate security.
(d) Represents notional amounts.
(e) Nonincome-producing security.
(f) Held as collateral in connection with options written purchased by the Fund.
(g) Perpetual floating rate note.

Abbreviations:
CMO - Collateralized Mortgage Obligation
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
EUR - Euro dollar
USD - United States dollar

See accompanying notes which are an integral part of the financial statements.

146 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                                October 31, 2001

                                         NOTIONAL      MARKET
                                          AMOUNT       VALUE
                                          (000)        (000)
OPTIONS WRITTEN                             $            $
                                         --------      ------
Federal National Mortgage Association
   Dec 102.17 Call                        4,350            10
Twelve Month LIBOR
   Sep 2.82 Call                          4,350            10
   Sep 4.57 Put                           4,350             4
United States Treasury Notes
   Jan 102.91 Call                        2,175            47
   Jan 95.97 Put                          2,175             2
                                                      -------
Total Liability for Options Written
   (premiums received $60)                                 73
                                                      =======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                   UNREALIZED
 CONTRACTS TO      IN EXCHANGE                    APPRECIATION
    DELIVER            FOR        SETTLEMENT     (DEPRECIATION)
    (000)             (000)          DATE            (000)
-------------    --------------   ----------     --------------
EUR        42    USD         38   11/29/01         $        1
EUR       125    USD        113   11/29/01                  1
USD        93    EUR        104   11/29/01                 --
                                                   ----------
                                                   $        2
                                                   ==========

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund 147

DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (including securities on loan of $76,398), (identified cost $931,617) ......... $    964,768
Cash ................................................................................................        1,977
Unrealized appreciation on forward foreign currency exchange contracts ..............................            2
Receivables:
  Dividends and interest ............................................................................        7,914
  Investments sold (regular settlement) .............................................................        9,835
  Investments sold (delayed settlement) .............................................................       22,645
  Fund shares sold ..................................................................................        1,788
Investment of securities lending collateral in money market funds, at cost and market value .........       77,714
                                                                                                      ------------

      Total assets ..................................................................................    1,086,643


LIABILITIES
Payables:
  Investments purchased (regular settlement)  ...........................................  $   64,667
  Investments purchased (delayed settlement) ............................................     164,474
  Fund shares redeemed ..................................................................       1,372
  Accrued fees to affiliates ............................................................         419
  Other accrued expenses ................................................................         114
Options written, at market value (premiums received $60) ................................          73
Payable upon return of securities loaned, at market .....................................      77,714
                                                                                           ----------

      Total liabilities .............................................................................      308,833
                                                                                                      ------------

NET ASSETS .......................................................................................... $    777,810
                                                                                                      ============

NET ASSETS CONSIST OF:
Undistributed net investment income ................................................................. $      4,087
Accumulated distributions in excess of net realized gain ............................................      (15,059)
Unrealized appreciation (depreciation) on:
  Investments .......................................................................................       33,151
  Options written ...................................................................................          (13)
  Foreign currency-related transactions .............................................................           43
Shares of beneficial interest .......................................................................          323
Additional paid-in capital ..........................................................................      755,278
                                                                                                      ------------
NET ASSETS .......................................................................................... $    777,810
                                                                                                      ============
NET ASSET VALUE, offering and redemption price per share:
    Class C ($15,026,431 divided by 613,614 shares of $.01 par value
     shares of beneficial interest outstanding)...................................................... $      24.49
                                                                                                      ============
    Class E ($17,763,198 divided by 723,931 shares of $.01 par value
     shares of beneficial interest outstanding) ..................................................... $      24.54
                                                                                                      ============
    Class S ($745,020,361 divided by 31,000,518 shares of $.01 par value
     shares of beneficial interest outstanding) ..................................................... $      24.03
                                                                                                      ============

See accompanying notes which are an integral part of the financial statements.

148 Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                             For the Fiscal Year Ended October 31, 2001
INVESTMENT INCOME
  Interest ...................................................................  $   43,706
  Dividends from Money Market Fund ...........................................       2,681
  Securities Lending Income ..................................................          67
  Dividends ..................................................................          18
                                                                                ----------

     Total investment income .................................................      46,472


EXPENSES
  Advisory fees .................................................   $   2,924
  Administrative fees ...........................................         434
  Custodian fees ................................................         581
  Distribution fees - Class C ...................................          80
  Transfer agent fees ...........................................         589
  Professional fees .............................................          80
  Registration fees .............................................         112
  Shareholder servicing fees - Class C ..........................          27
  Shareholder servicing fees - Class E ..........................          25
  Trustees' fees ................................................          20
  Miscellaneous .................................................          67
                                                                   ----------

  Expenses before reductions ....................................       4,939
  Expense reductions ............................................         (37)
                                                                   ----------

      Expenses, net ..........................................................       4,902
                                                                                ----------

Net investment income ........................................................      41,570
                                                                                ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ..................................................     20,216
   Options written ..............................................        (21)
   Foreign currency-related transactions ........................        535        20,730
                                                                  ----------
Net change in unrealized appreciation (depreciation) on:
   Investments ..................................................     36,544
   Options written ..............................................         (4)
   Foreign currency-related transactions ........................       (136)       36,404
                                                                  ----------    ----------

Net realized and unrealized gain (loss) ......................................      57,134
                                                                                ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................  $   98,704
                                                                                ==========

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund 149

DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       FISCAL YEAR ENDED    TEN MONTHS ENDED        YEAR ENDED
                                                                       OCTOBER 31, 2001     OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                       -----------------    ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ............................................     $     41,570         $     39,798         $     48,367
  Net realized gain (loss) .........................................           20,730               (6,958)             (17,842)
  Net change in unrealized appreciation (depreciation) .............           36,404               20,560              (41,278)
                                                                         ------------         ------------         ------------

     Net increase (decrease) in net assets from operations .........           98,704               53,400              (10,753)
                                                                         ------------         ------------         ------------
DISTRIBUTIONS
  From net investment income
     Class C .......................................................             (476)                (229)                (122)
     Class E .......................................................             (503)                (190)                (255)
     Class S .......................................................          (41,596)             (34,810)             (48,247)
  From net realized gain
     Class C .......................................................               --                   --                   (2)
     Class E .......................................................               --                   --                  (29)
     Class S .......................................................               --                   --               (4,549)
  Tax return of capital
     Class S .......................................................               --                   --                 (880)
                                                                         ------------         ------------         ------------

        Net decrease in net assets from distributions ..............          (42,575)             (35,229)             (54,084)
                                                                         ------------         ------------         ------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions.....           (5,279)             (65,176)              25,338
                                                                         ------------         ------------         ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ........................           50,850              (47,005)             (39,499)


NET ASSETS
  Beginning of period ..............................................          726,960              773,965              813,464
                                                                         ------------         ------------         ------------
End of period (including undistributed net investment income of
  $4,087 at October 31, 2001 and $4,755 at October 31, 2000) .......     $    777,810         $    726,960         $    773,965
                                                                         ============         ============         ============

See accompanying notes which are an integral part of the financial statements.

150 Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                2001*      2000**      1999***
                                              --------    --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD ........ $  22.71    $  22.24    $  24.00
                                              --------    --------    --------

INCOME FROM OPERATIONS
   Net investment income (a) ................     1.06         .99        1.03
   Net realized and unrealized gain (loss) ..     1.81         .41       (1.61)
                                              --------    --------    --------

     Total income from operations ...........     2.87        1.40        (.58)
                                              --------    --------    --------
DISTRIBUTIONS
   From net investment income ...............    (1.09)       (.93)      (1.05)
   From net realized gain ...................       --          --        (.13)
                                              --------    --------    --------

     Total distributions ....................    (1.09)       (.93)      (1.18)
                                              --------    --------    --------

NET ASSET VALUE, END OF PERIOD .............. $  24.49    $  22.71    $  22.24
                                              ========    ========    ========

TOTAL RETURN (%)(b) .........................    13.02        6.44       (2.47)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..   15,027       7,315       4,652

   Ratios to average net assets (%)(c):
     Operating expenses, net ................     1.64        1.62        1.62
     Operating expenses, gross ..............     1.64        1.63        1.62
     Net investment income ..................     4.53        5.37        4.88

   Portfolio turnover rate (%) ..............   155.87      128.88      152.23

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                       Diversified Bond Fund 151

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEARS ENDED DECEMBER 31,
                                                                           -----------------------------------------
                                                       2001*     2000**      1999       1998       1997      1996***
                                                     --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .............   $  22.75   $  22.23   $  23.92   $  24.06   $  22.98   $  23.16
                                                     --------   --------   --------   --------   --------   --------

INCOME FROM OPERATIONS
  Net investment income (a) ......................       1.22       1.13       1.30       1.32       1.22        .25
  Net realized and unrealized gain (loss) ........       1.84        .44      (1.65)       .45        .66       (.09)
                                                     --------   --------   --------   --------   --------   --------
    Total income from operations .................       3.06       1.57       (.35)      1.77       1.88        .16
                                                     --------   --------   --------   --------   --------   --------

DISTRIBUTIONS
  From net investment income .....................      (1.27)     (1.05)     (1.21)     (1.56)      (.72)      (.34)
  From net realized gain .........................         --         --       (.13)      (.35)      (.08)        --
                                                     --------   --------   --------   --------   --------   --------
    Total distributions ..........................      (1.27)     (1.05)     (1.34)     (1.91)      (.80)      (.34)
                                                     --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ...................   $  24.54   $  22.75   $  22.23   $  23.92   $  24.06   $  22.98
                                                     ========   ========   ========   ========   ========   ========

TOTAL RETURN (%)(b) ..............................      13.87       7.25      (1.51)      7.63       8.35        .67

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .......     17,763      5,492      3,639      4,703      2,469        962

  Ratios to average net assets (%)(c):
    Operating expenses, net ......................        .89        .87        .87        .98       1.29       1.31
    Operating expenses, gross ....................        .89        .88        .87        .98       1.29       1.31
    Net investment income ........................       5.22       6.13       5.49       5.42       5.64       5.75

  Portfolio turnover rate (%) ....................     155.87     128.88     152.23     216.88     172.43     138.98

 *  For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

152 Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                  ----------------------------------------------
                                                            2001*       2000**       1999        1998         1997        1996
                                                          ---------   ---------   ---------   ----------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..................   $   22.31   $   21.77   $   23.53   $    23.43   $   22.97   $   23.69
                                                          ---------   ---------   ---------   ----------   ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a)  .........................        1.29        1.16        1.31         1.38        1.45        1.47
   Net realized and unrealized gain (loss) ............        1.75         .41       (1.60)         .47         .56        (.71)
                                                          ---------   ---------   ---------   ----------   ---------   ---------
     Total income from operations .....................        3.04        1.57        (.29)        1.85        2.01         .76
                                                          ---------   ---------   ---------   ----------   ---------   ---------
DISTRIBUTIONS
   From net investment income .........................       (1.32)      (1.03)      (1.32)       (1.40)      (1.47)      (1.48)
   From net realized gain .............................          --          --        (.13)        (.35)       (.08)         --
   Tax return of capital ..............................          --          --        (.02)          --          --          --
                                                          ---------   ---------   ---------   ----------   ---------   ---------
     Total distributions ..............................       (1.32)      (1.03)      (1.47)       (1.75)      (1.55)      (1.48)
                                                          ---------   ---------   ---------   ----------   ---------   ---------
NET ASSET VALUE, END OF PERIOD ........................   $   24.03   $   22.31   $   21.77   $    23.53   $   23.43   $   22.97
                                                          =========   =========   =========   ==========   =========   =========

TOTAL RETURN (%)(b) ...................................       14.11        7.40       (1.26)        8.09        9.09        3.43

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........     745,020     714,153     765,674      808,761     687,331     554,804

   Ratios to average net assets (%)(c):
     Operating expenses, net ..........................         .64         .62         .61          .57         .60         .61
     Operating expenses, gross ........................         .65         .63         .61          .57         .60         .61
     Net investment income ............................        5.60        6.35        5.78         5.83        6.35        6.46

   Portfolio turnover rate (%)  .......................      155.87      128.88      152.23       216.88      172.43      138.98

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Diversified Bond Fund 153

MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)



OBJECTIVE: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

INVESTS IN: Fixed-income securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns by assuming the additional risk of investment in non-investment grade US fixed-income securities, and foreign bonds including emerging markets debt in addition to US investment grade fixed-income instruments. The Fund employed the investment management services of four managers, each employing a distinct approach to the broad market-sector rotation style.

GROWTH OF A $10,000 INVESTMENT

Dates             Multistrategy Bond - Class S      LB Aggregate**
-----             ----------------------------      --------------
Inception*                 $10,000                     $10,000
1993                       $10,893                     $10,802
1994                       $10,414                     $10,406
1995                       $11,886                     $12,034
1996                       $12,731                     $12,738
1997                       $13,891                     $13,870
1998                       $14,806                     $15,165
1999                       $15,004                     $15,246
2000                       $15,914                     $16,359
2001                       $17,931                     $18,741

                        YEARLY PERIODS ENDED OCTOBER 31


MULTISTRATEGY BOND FUND - CLASS S

  PERIODS ENDED        GROWTH OF            TOTAL
     10/31/01           $10,000            RETURN
---------------        ----------       --------------
1 Year                 $11,267             12.68%
5 Years                $14,085              7.09%(S)
Inception*             $17,931              6.89%(S)


MULTISTRATEGY BOND FUND - CLASS E++

  PERIODS ENDED        GROWTH OF            TOTAL
     10/31/01           $10,000            RETURN
---------------        ----------       --------------
1 Year                 $11,240             12.40%
5 Years                $13,927              6.91%(S)
Inception*             $17,787              6.80%(S)


MULTISTRATEGY BOND FUND - CLASS C ++++

PERIODS ENDED          GROWTH OF            TOTAL
  10/31/01               $10,000           RETURN
---------------        ------------     --------------
1 Year                 $11,157             11.58%
5 Years                $13,691              6.48%(S)
Inception*             $17,430              6.55%(S)


LEHMAN BROTHERS AGGREGATE BOND INDEX

PERIODS ENDED          GROWTH OF            TOTAL
 10/31/01                $10,000           RETURN
---------------        ------------     --------------
1 Year                 $11,456             14.56%
5 Years                $14,713              8.03%(S)
Inception*             $18,741              7.44%(S)

154 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Multistrategy Bond Fund Class S, Class E and Class C shares reflected total returns of 12.68%, 12.40%, and 11.58%, respectively. This compared to a 14.56% return for the Lehman Brothers Aggregate Bond Index.

Holdings of non-Treasury instruments, most notably an allocation to high yield issues, and to a lesser extent, positions within emerging market debt, caused the Fund to trail its benchmark, the Lehman Brothers Aggregate Bond Index, over the past twelve months.

PORTFOLIO HIGHLIGHTS
As a result of the continued slowing of the US economy during the latter part of 2000, investors waited in anticipation for the Federal Reserve Board (Fed) to cut interest rates. As 2001 began, the Fed wasted little time, as it slashed 50 basis points off the federal funds rate on the first trading day of the new year. After that initial action, the Fed made an unprecedented eight additional cuts during the fiscal period, dropping the key interest rate by 400 basis points in 10 months. Although the impact of the consecutive rate cuts was much more significant in the short end of the market, the US Treasury's October 2001 announcement that it would cease issuance of the 30-year bond dramatically lowered yields on the long end, and to a lesser extent, within the intermediate range of the yield curve.

During the period, asset backed securities and government agency issues were among the strongest sectors of the fixed-income market. While the Fund had a slight overweight to asset-backed securities, its managers typically substituted high quality government agency issues for other securities that did not perform as well over this period. During the past twelve months, as concerns of an impending economic slowdown and other threats to US interests caused investors to bid up the price of US Treasury issues, the Fund's performance was dampened, as it maintained an underweight allocation to the sector. Additionally, the Fund's positions within the more aggressive sectors of the market, such as high yield and emerging markets, also negatively impacted returns, as these sectors trailed due to concerns about the strength of the US economy.

   TOP TEN ISSUERS
   (as a percent of Total Investments)          October 31, 2001

   Federal National Mortgage Association           21.8%
   Government National Mortgage Association        13.3
   United States Treasury                           7.9
   Federal Home Loan Mortgage Corp.                 7.3
   Ford Motor Credit Co.                            1.7
   BP Amoco Capital PLC                             1.3
   Federal Home Loan Bank                           1.1
   Sprint Capital Corp.                             1.0
   DaimlerChrysler North America Holding Corp.      1.0
   TRW, Inc.                                        0.9

   PORTFOLIO CHARACTERISTICS
                                                October 31, 2001

   Weighted Average Quality Diversification             AA
   Weighted Average Years-to-Maturity            4.9 Years
   Weighted Average Duration                     4.1 Years
   Current Yield (SEC 30-day standardized)
        Class S                                        4.6%
        Class E                                        4.5%
        Class C                                        3.5%
   Number of Issues                                    851
   Number of Issuers                                   569


   MONEY MANAGERS                                            STYLE

   Lazard Asset Management                              Sector Rotation
   Morgan Stanley Investments, LP                       Sector Rotation
   Pacific Investment Management Company, LLC           Sector Rotation
   Standish Mellon Asset Management
     Company, LLC                                       Sector Rotation

* Multistrategy Bond Fund Class S assumes initial investment on January 29, 1993. Lehman Brothers Index comparison for the initial investment began February 1, 1993.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Multistrategy Bond Fund S performance has been linked with Class E to provide historical perspective. For the period September 11, 1998 (commencement of sale) through the current period, Class E paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Multistrategy Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                     Multistrategy Bond Fund 155

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                     PRINCIPAL           MARKET
                                                      AMOUNT              VALUE
                                                       (000)              (000)
                                                         $                  $
                                                     ---------           -------

Long-Term Investments - 95.3%
Asset-Backed Securities - 4.6%
ACLC Franchise Loan Receivables
   Series 1997-B Class A1
     6.728% due 04/15/14                                 812                811
Americredit Automobile
   Receivables Trust
   Series 2001-D Class A4
     4.410% due 11/12/08                               1,550              1,559
Arcadia Automobile Receivables Trust
   Series 1997-D Class A3
     6.200% due 05/15/03                                  45                 45
Associates Automobile Receivables Trust
   Series 2000-1 Class M
     7.510% due 05/15/05                                 645                688
BMW Vehicle Lease Trust
   Series 2000-A Class A2
     6.650% due 02/25/03                                 402                406
Capital One Master Trust
   Series 2001-7A Class A
     3.850% due 08/15/07                               1,850              1,865
Centex Home Equity Loan Trust
   Series 2001-B Class A1
     4.930% due 11/25/16                                 562                568
Chase Manhattan Automobile
   Owner Trust
   Series 2001-B Class A4
     3.800% due 05/15/08                               1,025              1,025
Citibank Credit Card Issuance Trust
   Series 2000-C1 Class C1
     7.450% due 09/15/07                               1,055              1,139
   Series 2001-A6 Class A6
     5.650% due 06/15/08                               1,775              1,872
Connecticut RRB Special Purpose Trust
   Series 2001-1 Class A5
     6.000% due 12/30/11                                 550                596
Conseco Finance Corp. Securitizations
   Series 2000-B Class AF1
     6.940% due 11/15/14                                  31                 31
   Series 2000-1 Class A1
     3.000% due 12/15/29 (b)                           2,883              2,893
   Series 2000-C Class A
     6.840% due 05/01/31                                  36                 36
DaimlerChrysler Auto Trust
   Series 2000-E Class A2
     6.210% due 12/08/03                                 408                415
   Series 2001-C Class A2
     3.710% due 07/06/04                                 800                809
   Series 2001-D Class A4
     3.780% due 02/06/07                               1,300              1,300
Detroit Edison Securitization
   Funding, LLC
   Series 2001-1 Class A3
     5.875% due 03/01/10                                 330                350
   Series 2001-1 Class A5
     6.420% due 03/01/15                                 385                416
EQCC Home Equity Loan Trust
   Series 1999-3 Class A1F
     6.548% due 04/25/10                                   8                  8
Federal Housing Authority
     7.430% due 07/01/22                               1,533              1,564
Fleet Credit Card Master Trust II
   Series 2001-C Class A
     3.860% due 03/15/07                               1,400              1,413
Ford Credit Auto Owner Trust
   Series 2001-A Class A3
     5.350% due 07/15/03                                 459                464
   Series 2001-E Class B
     4.480% due 06/15/06                               2,000              2,009
Greenpoint Manufactured Housing
   Series 1999-5 Class A1
     6.750% due 04/15/11                                  38                 38
Harley-Davidson Eaglemark
   Motorcycle Trust
   Series 1999-3 Class A1
     6.220% due 02/15/04                                  56                 56
Household Home Equity Loan Trust
   Series 1999-1 Class A1
     6.830% due 12/20/16                                  27                 27
Lehman ABS Manufactured
   Housing Contract
   Series 2001-B Class A1
     3.010% due 03/15/10                                 550                550
MBNA Master Credit Card Trust
   Series 1999-J Class B
     7.400% due 02/15/12                               1,500              1,665
   Series 2000-E Class A
     7.800% due 10/15/12                                 600                701
Nissan Automobile Receivables
   Grantor Trust
   Series 1998-A Class A
     5.450% due 04/15/04                                 100                101
Nissan Automobile Receivables
   Owner Trust
   Series 2000-C Class A2
     6.710% due 03/17/03                                 353                357
Peco Energy Transition Trust
   Series 2000-A Class A3
     7.625% due 03/01/10                                 575                664
   Series 2001-A Class A1
     6.520% due 12/31/10                                 425                466

156 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                     PRINCIPAL        MARKET
                                                      AMOUNT          VALUE
                                                      (000)           (000)
                                                        $               $
                                                     ---------       -------

PSE&G Transition Funding, LLC
   Series 2001-1 Class A6
        6.610% due 06/15/15                            330              362
Residential Asset Securities Corp.
   Series 2000-KS5 Class AI1
        7.205% due 09/25/16                            255              258
Student Loan Marketing Association
   Series 1996-4 Class A1
        3.000% due 07/25/04 (b)                        503              501
   Series 1997-3 Class A1
        3.000% due 04/25/06 (b)                        829              828
Toyota Auto Receivables Owner Trust
   Series 2001-A Class A2
        5.300% due 12/15/03                            232              234
   Series 2001-C Class A2
        3.770% due 07/15/04                            800              810
                                                                    -------
                                                                     29,900
                                                                    -------
CORPORATE BONDS AND NOTES - 29.0%
Adelphia Communications Corp.
        9.250% due 10/01/02                            225              225
        8.375% due 02/01/08                             30               27
        7.875% due 05/01/09                             65               55
        9.375% due 11/15/09                            360              324
       10.875% due 10/01/10                            815              782
AES Corp.
        8.875% due 02/15/11                            800              728
Aetna, Inc.
        7.875% due 03/01/11                            385              401
Agrilink Foods, Inc.
       11.875% due 11/01/08                             35               31
Ahold Finance USA, Inc.
        6.250% due 05/01/09                            500              499
        8.250% due 07/15/10                             90              102
        6.875% due 05/01/29                            715              692
Alamosa Delaware, Inc.
       12.500% due 02/01/11                             35               34
Albertson's, Inc.
        7.500% due 02/15/11                          1,235            1,358
        8.000% due 05/01/31                            300              334
Allied Waste North America, Inc.
   Series B
        7.375% due 01/01/04                            900              891
       10.000% due 08/01/09                            220              222
Amerada Hess Corp.
        5.900% due 08/15/06                            925              947
American Airlines, Inc.
        9.710% due 01/02/07                            261              247
   Series 1990-H
        9.800% due 01/02/08                          1,190            1,227
American Cellular Corp.
        9.500% due 10/15/09                            120              121
American General Corp.
        7.500% due 07/15/25                            110              124
American Home Products Corp.
        6.700% due 03/15/11                            440              474
Ameristar Casinos, Inc.
       10.750% due 02/15/09                            460              481
Amresco, Inc.
   Series 98-A
        9.875% due 03/15/05                            520              191
Anchor Gaming
        9.875% due 10/15/08                            500              540
AOL Time Warner, Inc.
        7.625% due 04/15/31                            450              480
Aramark Corp.
        6.750% due 08/01/04                            950              960
Argosy Gaming Co.
       10.750% due 06/01/09                             75               82
AT&T Capital Corp.
   Series F
        6.600% due 05/15/05                            750              803
AT&T Corp.
        6.500% due 03/15/29                            130              114
AT&T Corp. - Liberty Media Corp.
        8.250% due 02/01/30                            760              710
AT&T Wireless Services, Inc.
        8.750% due 03/01/31                            300              342
Atrium Companies, Inc.
   Series B
       10.500% due 05/01/09                             75               62
Avalon Bay Communities, Inc. (h)
        6.500% due 07/15/03                            450              469
        6.625% due 01/15/05                            450              471
        6.625% due 09/15/11                            275              279
Avon Products Inc.
        7.150% due 11/15/09                            810              870
AXA Financial, Inc.
        6.500% due 04/01/08                            180              190
        7.000% due 04/01/28                            420              431
Baker Hughes, Inc.
        6.875% due 01/15/29                            800              813
Banc One Corp.
        7.625% due 10/15/26                            305              336
Banesto Delaware, Inc.
        8.250% due 07/28/02                            500              518
Bank of America Corp.
        3.000% due 10/22/04 (b)                        925              924
Bank One Corp.
        6.000% due 08/01/08                          1,100            1,129
   Series A
        6.000% due 02/17/09                            175              177
BankAmerica Corp.
        5.875% due 02/15/09                            800              813

                                                     Multistrategy Bond Fund 157

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                    PRINCIPAL      MARKET
                                                      AMOUNT       VALUE
                                                      (000)        (000)
                                                        $            $
                                                    --------     --------
Beckman Coulter, Inc.
     7.100% due 03/04/03                               875          907
     7.450% due 03/04/08                               175          187
BellSouth Telecommunications, Inc.
     6.375% due 06/01/28                               685          660
Belo Corp.
     8.000% due 11/01/08                                60           59
Beneficial Corp.
     3.000% due 04/02/02 (b)                         2,000        2,002
Bristol-Myers Squibb Co.
     5.750% due 10/01/11                               830          863
British Telecommunications PLC
     4.000% due 12/15/03 (b)                         3,400        3,432
     8.125% due 12/15/10                               875          992
     8.625% due 12/15/30                               370          437
Buckeye Technologies, Inc.
     9.250% due 09/15/08                               135          126
Building Materials Corp.
   Series B
     7.750% due 07/15/05                                30           24
Building One Services Corp.
    10.500% due 05/01/09                                85           64
Calpine Corp.
     8.500% due 02/15/11                               420          429
Caraustar Industries, Inc.
     9.875% due 04/01/11                                35           36
Centex Corp.
     7.875% due 02/01/11                               220          230
Charter Communications Holdings, LLC
     8.250% due 04/01/07                               750          705
     8.625% due 04/01/09                               145          138
    11.750% due 01/15/10 (b)                           260          178
    13.500% due 01/15/11                               190          121
Chase Manhattan Corp.
     7.000% due 11/15/09                               250          269
Chrysler Financial Corp., LLC
   Series R
     3.000% due 03/10/03 (b)                         1,000          997
Cigna Corp.
     6.375% due 10/15/11                               275          281
Cincinnati Financial Corp.
     6.900% due 05/15/28                             1,000          995
Citicorp
     6.375% due 11/15/08                             1,046        1,109
Citigroup, Inc.
     7.250% due 10/01/10                               520          576
     6.500% due 01/18/11                             3,000        3,196
Clear Channel Communications
     7.650% due 09/15/10                               195          209
Cleveland Electric Illumination Co.
     7.430% due 11/01/09                               750          811
Cleveland Electric/Toledo Edison
   Series B
     7.670% due 07/01/04                               225          243
CMS Energy Corp.
     8.125% due 05/15/02                               375          378
     7.500% due 01/15/09                               225          219
Coastal Corp.
     7.750% due 06/15/10                             1,100        1,189
Coca-Cola Enterprises, Inc.
     8.500% due 02/01/22                               900        1,102
Columbia/HCA Healthcare Corp.
     8.850% due 01/01/07                               225          244
     7.500% due 12/15/23                               590          549
Comcast Cable Communications
     6.750% due 01/30/11                                65           67
Comcast Corp.
     7.625% due 02/15/08                               100          107
Commercial Federal Corp.
     7.950% due 12/01/06                               100           99
Computer Sciences Corp.
     7.375% due 06/15/11                             1,030        1,096
Comstock Resources, Inc.
    11.250% due 05/01/07                                80           80
Conagra Foods, Inc.
     6.750% due 09/15/11                             1,250        1,330
Conmed Corp.
     9.000% due 03/15/08                               300          302
Conoco, Inc.
     6.950% due 04/15/29                               610          604
Consolidated Natural Gas Co.
   Series C
     6.250% due 11/01/11                               120          123
Continental Airlines, Inc.
   Series 974A
     6.900% due 01/02/18                               336          312
Cox Communications, Inc.
     7.750% due 11/01/10                               585          643
Cox Radio, Inc.
     6.625% due 02/15/06                               650          676
Credit Suisse First Boston USA, Inc.
     5.875% due 08/01/06                               560          581
Crescent Real Estate Equities
     7.000% due 09/15/02 (h)                           925          931
Crompton Corp.
     8.500% due 03/15/05                                50           53
Crown Castle International Corp.
    10.750% due 08/01/11                               145          138
CSC Holdings, Inc.
     7.875% due 12/15/07                                75           79
     7.250% due 07/15/08                               395          392
     7.625% due 07/15/18                                55           51

158 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                                October 31, 2001


                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                  (000)         (000)
                                                    $             $
                                                ---------       ------
   Series B
     7.625% due 04/01/11                            650          654
     8.125% due 08/15/09                            225          234
CSX Corp.
     6.750% due 03/15/11                            560          588
     6.800% due 12/01/28                            825          799
DaimlerChrysler North America
   Holding Corp.
     6.590% due 06/18/02                            100          101
     4.000% due 12/16/02 (b)                      2,500        2,485
     7.400% due 01/20/05                          1,325        1,370
     8.000% due 06/15/10                            200          210
     8.500% due 01/18/31                            220          230
   Series C
     4.000% due 08/21/03 (b)                      3,000        2,933
Davita, Inc.
     7.000% due 05/15/09                            300          280
   Series B
     9.250% due 04/15/11                             50           52
Del Webb Corp.
     9.750% due 01/15/08                            475          485
Delphi Automotive Systems Corp.
     7.125% due 05/01/29                            110          101
Delta Air Lines, Inc.
     7.700% due 12/15/05                            550          501
     8.300% due 12/15/29                            525          420
Detroit Edison Co.
     6.125% due 10/01/10                             55           56
Devon Energy Corp.
     4.950% due 08/15/08                            225          230
Dial Corp.
     7.000% due 08/15/06                            300          306
Dime Bancorp, Inc.
     9.000% due 12/19/02                            550          582
Dominion Resources, Inc.
   Series A
     8.125% due 06/15/10                            500          573
DTE Energy Co.
     7.050% due 06/01/11                            880          950
Duke-Weeks Realty, LP (h)
     6.875% due 03/15/05                            125          131
     6.950% due 03/15/11                            775          812
Dura Operating Corp.
   Series D
     9.000% due 05/01/09                            140          119
Dynegy, Inc.
     7.450% due 07/15/06                            519          562
Echostar Broadband Corp.
    10.375% due 10/01/07                            110          113
El Paso Corp.
     7.000% due 05/15/11                          1,230        1,265
El Paso Energy Corp.
     8.050% due 10/15/30                            500          529
Emmis Communications Step Up Bond
    12.500% due 03/15/11 (b)                        120           67
Enron Corp.
     7.875% due 06/15/03                            900          757
     7.375% due 05/15/19                          1,100          794
EOP Operating, LP
     6.500% due 01/15/04                          1,100        1,160
     7.500% due 04/19/29                            510          510
ERP Operating, LP
     6.950% due 03/02/11                            425          444
Federated Department Stores, Inc.
     7.000% due 02/15/28                            325          290
     6.900% due 04/01/29                            150          132
Finova Group, Inc.
     7.500% due 11/15/09                            600          222
First Security Corp.
     5.875% due 11/01/03                          3,000        3,136
First Union Corp.
     7.550% due 08/18/05                            875          968
Fleet Boston Corp.
     7.375% due 12/01/09                            500          549
Fleet Boston Financial Corp.
     7.250% due 09/15/05                            875          960
Ford Motor Co.
     6.625% due 10/01/28                            200          170
     7.450% due 07/16/31                            470          441
Ford Motor Credit Co.
     8.200% due 02/15/02                          2,755        2,785
     3.000% due 06/23/03 (b)                      2,175        2,143
     6.700% due 07/16/04                          1,400        1,450
     7.600% due 08/01/05                          5,100        5,331
     5.800% due 01/12/09                            500          465
     7.375% due 10/28/09                            920          934
Fred Meyer, Inc.
     7.450% due 03/01/08                            450          485
General Electric Capital Corp.
   Series A
     7.375% due 01/19/10                            370          429
General Motors Acceptance Corp.
     4.599% due 11/07/03 (b)                      1,200        1,178
     3.000% due 04/05/04 (b)                      2,000        1,978
     3.000% due 07/20/04 (b)                      1,600        1,558
     4.000% due 07/30/04 (b)                      2,200        2,120
     7.500% due 07/15/05                            900          939
     6.125% due 09/15/06                            715          712
     6.875% due 09/15/11                            340          334
     8.000% due 11/01/31                            110          110
General Motors Acceptance Corp. of
   Canada, Ltd.
     4.000% due 08/18/03 (b)                      1,900        1,865

                                                     Multistrategy Bond Fund 159

MULTISTRATEGY BOND FUND

                                                                October 31, 2001


                                                     PRINCIPAL      MARKET
                                                      AMOUNT        VALUE
                                                       (000)        (000)
                                                         $            $
                                                     --------     --------
GEO Specialty Chemicals, Inc.
    10.125% due 08/01/08                                50           43
Global Crossing Holdings, Ltd.
     8.700% due 08/01/07                               280           41
     9.625% due 05/15/08                                50            8
Golden State Holdings
     7.125% due 08/01/05                             1,625        1,673
Goldman Sachs Group, Inc.
     6.875% due 01/15/11                               535          567
Goodyear Tire & Rubber Co.
     7.857% due 08/15/11                               165          160
GS Escrow Corp.
     7.000% due 08/01/03                               125          128
GTE Corp.
     6.940% due 04/15/28                               310          319
GTE North, Inc.
     6.900% due 11/01/08                               195          212
Harrahs Operating Co., Inc.
     8.000% due 02/01/11                               265          274
Hartford Financial Services Group
     7.900% due 06/15/10                                80           91
Hartford Life, Inc.
     7.650% due 06/15/27                               220          244
     7.375% due 03/01/31                               110          119
HCA - The Healthcare Co.
     8.750% due 09/01/10                               175          197
     7.875% due 02/01/11                               325          347
Health Net, Inc.
     8.375% due 04/15/11                               200          214
Healthcare Realty Trust
     8.125% due 05/01/11                               900          943
Healthsouth Corp.
    10.750% due 10/01/08                                70           78
Heller Financial, Inc.
   Series J
     3.000% due 10/03/02 (b)                         1,700        1,708
HMH Properties, Inc.
   Series A
     7.875% due 08/01/05                                80           70
Honeywell International, Inc.
     6.125% due 11/01/11                               350          360
Horseshoe Gaming Holding Corp.
     8.625% due 05/15/09                               475          480
Household Finance Corp.
     7.875% due 03/01/07                               504          569
     5.875% due 02/01/09                               560          560
     8.000% due 07/15/10                               280          319
Huntsman ICI Holdings LLC
   Zero Coupon due 12/31/09                            500          123
Inter-American Development Bank
     5.375% due 01/18/06                             2,100        2,205
Intermedia Communications, Inc.
   Series B
     8.500% due 01/15/08                               115          116
International Paper Co.
     8.000% due 07/08/03                               600          641
     6.750% due 09/01/11                               275          281
Interpool Capital Trust
   Series B
     9.875% due 02/15/27                               350          238
Interpool, Inc.
     6.625% due 03/01/03                               140          139
Isle of Capri Casinos, Inc.
     8.750% due 04/15/09                               475          428
IT Group, Inc.
   Series B
    11.250% due 04/01/09                               100           90
John Q. Hammons Hotels
     8.875% due 02/15/04                               100           88
JP Morgan Chase & Co.
     6.750% due 02/01/11                               175          185
Kellogg Co.
   Series B
     7.450% due 04/01/31                               205          226
Keyspan Corp.
     7.250% due 11/15/05                               175          191
     7.625% due 11/15/10                             1,385        1,562
KMart Funding Corp.
   Series F
     8.800% due 07/01/10                               304          277
Kroger Co.
     7.250% due 06/01/09                               405          444
     8.000% due 09/15/29                               475          552
     7.500% due 04/01/31                                65           71
La Quinta Properties, Inc.
     7.250% due 03/15/04                                80           76
     7.400% due 09/15/05                                65           60
Lear Corp.
   Series B
     7.960% due 05/15/05                               475          480
Lehman Brothers Holdings, Inc.
     6.625% due 04/01/04                               375          400
     8.250% due 06/15/07                               475          544
Lodgenet Entertainment Corp.
    10.250% due 12/15/06                               155          143
Lowes Cos., Inc.
     6.875% due 02/15/28                               535          534
Mandalay Resort Group
   Series B
    10.250% due 08/01/07                                95           90
May Department Stores Co.
     6.700% due 09/15/28                               165          157

160 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                    PRINCIPAL      MARKET
                                                      AMOUNT       VALUE
                                                      (000)        (000)
                                                        $            $
                                                    --------     --------
MBNA America Bank NA
     6.500% due 06/20/06                               175          179
   Series BKNT
     6.750% due 03/15/08                               600          590
MCI WorldCom, Inc.
     6.950% due 08/15/28                             1,435        1,257
MGM Grand, Inc.
     9.750% due 06/01/07                                15           15
Mohegan Tribal Gaming Authority
     8.125% due 01/01/06                               300          308
     8.750% due 01/01/09                               350          366
Morgan Stanley Dean Witter & Co.
     5.625% due 01/20/04                               900          940
     8.000% due 06/15/10                               800          917
National City Corp.
     6.875% due 05/15/19                               500          506
National Equipment Services, Inc.
   Series B
    10.000% due 11/30/04                                50           40
National Rural Utilities
     6.125% due 05/15/05                             1,080        1,132
News America Holdings
     8.875% due 04/26/23                               300          336
News America, Inc.
     6.625% due 01/09/08                               550          566
     7.300% due 04/30/28                               250          234
Nextel Communications
     9.375% due 11/15/09                                65           45
Nextel Communications Step Up Bond
    10.650% due 09/15/07 (b)                           855          564
Nextel International, Inc.
    12.750% due 08/01/10                                35            3
Niagara Mohawk Power Corp.
     6.875% due 04/01/03                               375          389
   Series F
     7.625% due 10/01/05                               510          548
Nisource Finance Corp.
     7.875% due 11/15/10                             1,270        1,437
Norfolk Southern Corp.
     6.750% due 02/15/11                               500          532
     7.800% due 05/15/27                               400          446
Nortek, Inc.
   Series B
     9.125% due 09/01/07                               180          170
Northrop Grumman Corp.
     7.750% due 02/15/31                               900        1,002
Noveon, Inc.
   Series B
    11.000% due 02/28/11                                30           30
Orion Power Holdings, Inc.
    12.000% due 05/01/10                                50           61
Panamsat Corp.
     6.125% due 01/15/05                               925          856
Penhall International Corp.
    12.000% due 08/01/06                               125          121
Pharmacia Corp.
     6.600% due 12/01/28                               275          288
Phoenix Color Corp.
    10.375% due 02/01/09                                70           50
Plains Resources, Inc.
   Series B
     10.250% due 03/15/06                                5            5
   Series F
     10.250% due 03/15/06                               40           40
Progress Energy, Inc.
     7.100% due 03/01/11                               820          888
PSEG Energy Holdings, Inc.
     9.125% due 02/10/04                               225          241
Pulte Corp.
     7.000% due 12/15/03                               125          129
     7.625% due 10/15/17                               200          183
PX Escrow Corp. Step Up Bond
     9.675% due 02/01/06                               650          241
Quest Diagnostic, Inc.
     6.750% due 07/12/06                               350          367
Qwest Capital Funding
     7.250% due 02/15/11                             1,785        1,803
     7.750% due 02/15/31                               115          113
Railamerica Transportation Corp.
    12.875% due 08/15/10                                70           71
Raytheon Co.
     7.900% due 03/01/03                               100          105
     8.200% due 03/01/06                               545          605
     8.300% due 03/01/10                               220          253
Reed ElSevier Capital, Inc.
     6.750% due 08/01/11                                60           63
Rent-A-Center, Inc.
    11.000% due 08/15/08                               135          131
Republic Services, Inc.
     7.125% due 05/15/09                               175          185
     6.750% due 08/15/11                             1,200        1,250
Resolution Funding Corp. Principal Strip
   Zero Coupon due 10/15/20                            400          138
Rose Hills Corp.
     9.500% due 11/15/04                                70           60
Royal Caribbean Cruises, Ltd.
     8.750% due 02/02/11                               500          340
Safeway, Inc.
     7.250% due 02/01/31                               255          273
Scotts Co.
     8.625% due 01/15/09                               225          230
Sears Roebuck Acceptance Corp.
     6.250% due 05/01/09                               780          770

                                                     Multistrategy Bond Fund 161

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                  (000)         (000)
                                                    $             $
                                                ---------     ---------
Service Corp. International
     6.875% due 10/01/07                            165          150
Silgan Holdings, Inc.
     9.000% due 06/01/09                            140          139
Simon Property Group LP
     6.375% due 11/15/07                          1,035        1,047
Sinclair Broadcast Group, Inc.
    10.000% due 09/30/05                             90           92
     8.750% due 12/15/07                             25           24
Six Flags, Inc.
     9.750% due 06/15/07                            275          279
Small Business Administration-SBIC
   Series 10B
     7.449% due 08/01/10                            597          670
Sola International, Inc.
     6.875% due 03/15/08                             65           45
Southern California Edison Co.
     6.650% due 04/01/29                            710          540
Southland Corp.
     5.000% due 12/15/03                            400          385
Spieker Properties, LP
     6.950% due 12/15/02                            500          518
Sprint Capital Corp.
     4.000% due 06/10/02                          6,800        6,815
     6.875% due 11/15/28                          1,144        1,044
Station Casinos, Inc.
     9.750% due 04/15/07                             75           72
     8.375% due 02/15/08                            120          119
     9.875% due 07/01/10                             25           24
Sun Microsystems, Inc.
     7.650% due 08/15/09                            270          286
Suntrust Bank
     6.375% due 04/01/11                            475          497
Target Corp.
     7.500% due 08/15/10                            125          141
     6.350% due 01/15/11                            100          106
TCI Communications, Inc.
     8.650% due 09/15/04                            275          304
     9.800% due 02/01/12                            650          796
     7.875% due 02/15/26                             90           93
Tenet Healthcare Corp.
     6.000% due 12/01/05                            725          660
Time Warner, Inc.
     7.975% due 08/15/04                            225          247
     8.110% due 08/15/06                            450          510
     7.570% due 02/01/24                            110          115
     6.625% due 05/15/29                             80           76
Times Mirror Co.
     7.450% due 10/15/09                            500          541
Toledo Edison Co.
     8.700% due 09/01/02                            500          518
Travelcenters of America, Inc.
    12.750% due 05/01/09                             30           31
Trenwick Capital Trust I
     8.820% due 02/01/37                            425          327
Tricon Global Restaurants, Inc.
     8.875% due 04/15/11                            450          477
TRW, Inc.
     6.625% due 06/01/04                          6,750        6,977
     7.625% due 03/15/06                            285          303
U.S. Bancorp
   Series J
     6.875% due 12/01/04                            850          919
Ubquitel Operating Co. Step Up Bond
    14.000% due 04/15/10 (b)                         98           46
Unilever Capital Corp.
     7.125% due 11/01/10                            770          862
Union Planters Corp.
     7.750% due 03/01/11                            450          495
United Rentals, Inc.
   Series B
     8.800% due 08/15/08                             10            9
     9.250% due 01/15/09                            185          167
United States Can Corp.
   Series B
    12.375% due 10/01/10                            135          115
URS Corp.
   Series B
    12.250% due 05/01/09                            170          174
US Airways, Inc.
   Pass-Thru Certificate
   Series 2000-1
     8.110% due 02/20/17                            189          201
     7.076% due 03/20/21                             55           55
US West Capital Funding, Inc.
     6.875% due 07/15/28                            750          665
USX Corp.
     6.850% due 03/01/08                            800          860
Venture Holdings Trust
   Series B
     9.500% due 07/01/05                             90           62
Verizon New England, Inc.
     6.500% due 09/15/11                             70           73
Viacom, Inc.
     7.700% due 07/30/10                          1,050        1,176
Wachovia Corp.
     4.950% due 11/01/06                          1,000        1,005
Wal-Mart Stores, Inc.
     7.550% due 02/15/30                            300          354
Washington Mutual, Inc.
     7.500% due 08/15/06                            478          531
     8.250% due 04/01/10                            155          178

162 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                  PRINCIPAL        MARKET
                                                   AMOUNT          VALUE
                                                    (000)          (000)
                                                      $              $
                                                  ---------      ---------
Waste Management, Inc.
     7.375% due 08/01/10                             400            427
     7.100% due 08/01/26                           1,175          1,229
     7.000% due 07/15/28                             460            442
Wells Fargo & Co.
     6.625% due 07/15/04                             175            188
Wells Fargo Bank NA
     7.550% due 06/21/10                             250            283
     6.450% due 02/01/11                             500            524
Wellsford Residential Property Trust (h)
     9.375% due 02/01/02                             475            481
Westdeutsche Landesbank NY
     6.050% due 01/15/09                             600            622
Williams Cos, Inc.
   Series A
     7.500% due 01/15/31                             240            241
Williams Cos., Inc.
     7.750% due 06/15/31                              55             56
Williams Scotsman, Inc.
     9.875% due 06/01/07                              75             71
WorldCom, Inc.
     7.500% due 05/15/11                             950            971
     8.250% due 05/15/31                           1,070          1,095
                                                             ----------
                                                                188,760
                                                             ----------
EURODOLLAR BONDS - 2.5%
AES Corp.
     8.375% due 03/01/11                               5              6
British Telecommunications PLC
     7.625% due 12/15/05                             350            383
Bulgaria, National Republic of
   Series A
     5.000% due 07/28/12 (b)                         225            182
Calpine Canada Energy Finance
     8.500% due 05/01/08                             700            712
Colombia, Republic of
    11.750% due 02/25/20                             285            277
Deutsche Telekom International
   Finance BV Step Up Bond
     8.250% due 06/15/30 (b)                         410            452
Fresenius Medical Care Capital Trust V
     7.375% due 06/15/11                              55             50
Goldman Sachs Group LP
     3.000% due 04/08/05 (b)                       2,600          2,555
Household Bank Nevada NA
     3.000% due 10/22/03 (b)                       4,000          3,990
Huntsman International
    10.125% due 07/01/09                              20             14
Kamps AG
     8.000% due 09/26/05                              45             41
Koninklijke KPN NV
     7.500% due 10/01/05                             320            271
KPNQwest BV
     8.125% due 06/01/09 (a)                         310            192
Manitowoc Co., Inc.
    10.375% due 05/15/11                              25             22
Mexico (United Mexican States)
   Zero Coupon due 12/31/19                          615              3
Morgan Stanley Dean Witter
   Series T
     4.000% due 03/11/03 (b)                       1,700          1,701
Panama, Republic of
     9.625% due 02/08/11                             150            152
     5.000% due 07/17/16 (b)                         101             77
Peru, Republic of
     5.000% due 03/07/17 (b)                         265            191
Poland, Republic of, Step Up Bond
   Series RSTA
     5.000% due 10/27/24 (b)                         750            600
Royal Bank of Scotland Group PLC
   Series 1
     9.118% due 03/31/49 (e)                       2,650          3,121
Russian Federation
     8.250% due 03/31/10                             200            157
Russian Federation, Ministry of Finance
    12.750% due 06/24/28                             150            151
Sola International, Inc.
    11.000% due 03/15/08                              15             14
Tembec Industries, Inc.
     8.500% due 02/01/11                             260            270
United Mexican States
     9.875% due 01/15/07                             110            122
     8.125% due 12/30/19                             225            213
     8.300% due 08/15/31                             200            190
                                                             ----------
                                                                 16,109
                                                             ----------

MORTGAGE-BACKED SECURITIES - 43.7%
Banc of America Commercial
   Mortgage, Inc.
   Series 2002-2 Class A2
     7.197% due 05/15/10                             625            691
Bear Stearns Commercial Mortgage
   Securities, Inc.
   Series 1999-WF2 Class A2
     7.080% due 06/15/09                             600            659
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class D
     6.600% due 12/19/07                           1,500          1,556
   Series 1999-2 Class A2
     7.198% due 11/15/09                             725            801
Chase Mortgage Finance Corp.
   Series 1994-C Class A6
     6.250% due 02/25/10                             347            359

                                                     Multistrategy Bond Fund 163

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                    PRINCIPAL      MARKET
                                                     AMOUNT        VALUE
                                                      (000)        (000)
                                                        $            $
                                                    --------     --------
Countrywide Home Loans
   Series 2000-2 Class A2
     7.750% due 04/25/30                               110          112
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2001-S18 Class A2
     3.000% due 08/25/31 (b)                         4,164        4,177
DLJ Mortgage Acceptance Corp.
   Series 1996-Q5 Class A1
     3.000% due 06/25/26 (b)                           335          336
Federal Home Loan Mortgage Corp.
     7.000% due 04/15/25                             1,311           59
     6.000% 15 Year TBA                              1,643        1,691
     7.500% 15 Year TBA                              1,636        1,724
     7.000% 15 Year TBA Gold (d)                     2,668        2,801
     6.000% 30 Year TBA Gold (d)                     3,542        3,589
     6.500% 30 Year TBA Gold (d)                     5,920        6,094
     7.000% 30 Year TBA Gold (d)                     3,500        3,651
     7.500% 30 Year TBA Gold (d)                     5,418        5,677
     8.000% 30 Year TBA Gold (d)                     3,499        3,702
   Series 1037 Class Z
     9.000% due 02/15/21                               443          473
   Series 2006 Class B
     6.500% due 08/15/23 (g)                         1,823        1,841
   Series 2130 Class SA
     6.957% due 06/15/28 (b)                           269          286
   Series 2266 Class F
     3.000% due 11/15/30 (b)                         3,279        3,288
Federal Home Loan Mortgage Corp.
   Interest Only Strip
   Series 207 Class IO
     7.000% due 04/01/30                             1,041          131
   Series 2247 Class SC
     5.000% due 08/15/30 (b)                         1,553           69
Federal Home Loan Mortgage Corp.
   Participation Certificate
    11.000% due 2020                                   395          453
     8.500% due 2025                                   382          410
     8.500% due 2027                                 1,941        2,073
     7.813% due 2030                                   463          489
     8.000% due 2030                                    81           86
     8.000% due 2031                                   775          820
Federal Home Loan Mortgage Corp.
   Participation Certificate
   Interest Only Strip
   Series 191 Class IO
     8.000% due 01/01/28                               422           74
   Series 215 Class IO
     8.000% due 06/01/31                             1,415          161
Federal Home Loan Mortgage Corp.
   Structured Pass-Thru Securities
   Series T-31 Class A1
     5.938% due 06/25/15                              207           208
Federal Home Loan Mortgage
   Participation Certificate
   Step Up Bond
   Series 1707 Class S
     6.240% due 03/15/24 (b)                        1,056           127
Federal National Mortgage Association
     6.000% 15 Year TBA (d)                         2,000         2,043
     6.500% 15 Year TBA (d)                         2,344         2,436
     6.000% 30 Year TBA (d)                         8,550         8,634
     6.500% 30 Year TBA (d)                        15,978        16,421
     7.000% 30 Year TBA (d)                        11,584        12,038
     7.500% 30 Year TBA (d)                         1,800         1,885
     8.000% 30 Year TBA (d)                         6,900         7,290
     6.000% due 2003                                   86            88
     6.000% due 2005                                1,500         1,626
    10.000% due 2005                                   43            45
     6.500% due 2015                                3,393         3,531
     6.500% due 2016 (b)                              707           734
     6.500% due 2016                                4,015         4,172
    11.000% due 2016                                  425           487
     8.000% due 2023 (b)                              240           242
     7.718% due 2026                                1,633         1,699
     9.000% due 2026                                  365           398
     7.000% due 2029 (g)                            2,850         2,970
     7.500% due 2029                                3,214         3,367
     7.500% due 2030                                1,421         1,488
     8.000% due 2030                                1,495         1,581
     8.500% due 2030                                5,320         5,661
     9.500% due 2030                                  764           836
     6.000% due 2031                               10,250        10,372
     6.500% due 2031                                1,873         1,926
     7.000% due 2031                                  524           546
     8.000% due 2031                                5,004         5,292
     8.500% due 2031                                6,074         6,463
     7.000% due 2040 (b)                            4,600         4,662
   Series 1997-77 Class G
     6.500% due 05/18/23                              760           811
   Series 1997-68 Class SC
     6.000% due 05/18/27 (b)                        1,436           126
Federal National Mortgage
   Association (REMIC)
   Series 1992-10 Class ZD
     8.000% due 11/25/21                            2,176         2,382
   Series 2001-24 Class FA
     3.000% due 10/25/24 (b)                           86            86
Federal National Mortgage
   Association Interest Only Strip
   Series 281 Class 2
     9.000% due 11/01/26                              403            53

164 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                  (000)         (000)
                                                    $             $
                                                ---------       ------

   Series 306 Class IO
     8.000% due 05/01/30                         1,321           179
Federal National Mortgage Association
   REMIC Interest Only Strip
   Series 2001-4 Class SA
     5.000% due 02/17/31 (b)                     1,533           136
First Nationwide Trust
   Series 2001-4 Class 3A5
     4.000% due 09/25/31 (b)                     4,262         4,261
First Union National Bank-Chase
   Manhattan Bank Commercial
   Mortgage Trust
   Series 1999-C2 Class A2
     6.645% due 04/15/09                           525           566
GE Capital Commercial Mortgage Corp.
   Series 2001-1 Class A1
     6.079% due 10/15/10                           318           333
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1997-C1 Class A2
     6.850% due 09/15/06                           230           246
   Series 1998-C1 Class A2
     6.700% due 03/15/08                         3,000         3,202
   Series 1998-C2 Class A2
     6.420% due 08/15/08                           650           693
Government National
   Mortgage Association
     6.000% 30 Year TBA (d)                      5,000         5,072
     6.500% 30 Year TBA (d)                      1,000         1,014
     6.500% 30 Year TBA (d)                     20,000        20,654
     7.000% 30 Year TBA (d)                     10,600        11,064
    10.000% due 2022                               378           426
     6.000% due 2023 (b)                           631           648
     8.000% due 2023 (b)                           468           484
     7.000% due 2024                             1,203         1,246
     8.000% due 2024 (b)                         1,280         1,325
     6.000% due 2025 (b)                           249           256
     6.375% due 2025                             1,035         1,063
     6.750% due 2025                                89            92
     8.000% due 2025                               140           145
    10.000% due 2025                               541           609
     7.000% due 2026                               756           782
     8.500% due 2026                               733           783
     6.000% due 2027 (b)                           925           950
     6.750% due 2027                               533           552
     7.750% due 2027                             1,008         1,065
     8.000% due 2027 (b)                           340           352
     6.500% due 2028                             2,153         2,224
     6.000% due 2029                            18,572        18,859
     7.000% due 2029 (b)                         6,017         6,186
     7.500% due 2029 (b)                           954         1,004
     8.000% due 2029                               953         1,009
     7.500% due 2030                             1,166         1,225
     8.000% due 2030                            15,190        16,068
     6.000% due 2031                               359           365
     6.500% due 2031                               430           444
     7.000% due 2031                             2,509         2,619
     7.500% due 2031                             2,113         2,221
   Series 1999-27 Class SE
     6.000% due 08/16/29 (b)                     1,217           110
   Series 2000-9 Class SH
     6.000% due 02/16/30 (b)                     2,682           296
Government National
   Mortgage Association I
     8.000% due 2030                               297           315
Government National
   Mortgage Association
   Pass-Thru Certificate
   Series 1999-44 Class SA
     6.000% due 12/16/29 (b)                     1,543           155
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2001-CIB2 Class A3
     6.429% due 04/15/35                           350           370
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A1
     7.950% due 07/15/09                           290           324
   Series 2000-C4 Class A2
     7.370% due 06/15/10                           500           557
Morgan Stanley Dean Witter Capital I
   Series 2001-IQA Class A1
     4.570% due 12/18/32                           875           877
   Series 2001-TOP1 Class A4
     6.660% due 02/15/33                           325           350
   Series 2000-LIF2 Class A2
     7.200% due 10/15/33                           650           719
Nationslink Funding Corp.
   Series 1999-SL Class A4
     6.654% due 02/10/06                           500           534
PNC Mortgage Acceptance Corp.
   Series 2000-C2 Class A2
     7.300% due 09/12/10                           550           609
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
     6.820% due 06/25/30                           521           521
   Series 2000-4 Class CB3
     6.820% due 06/25/30                           290           277
Residential Funding Mortgage Securities I
   Series 1993-S20 Class A8
     6.980% due 06/25/08                           664           675
   Series 1997-S6 Class A5
     7.000% due 05/25/12                           896           928



                                                     Multistrategy Bond Fund 165

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
                                                    (000)          (000)
                                                      $              $
                                                  --------       --------
Resolution Trust Corp.
   Series 1994 - C2 Class G
     8.000% due 04/25/25                             526            526
   Series 1994-1 Class M-2
     7.750% due 09/25/29                             288            287
Salomon Brothers Mortgage
   Series 1994-16 Class A
     8.000% due 11/25/24 (b)                         161            164
   Series 1999-NC3 Class A
     3.000% due 07/25/29 (b)                       1,099          1,101
   Series 1999-NC4 Class A
     2.000% due 09/25/29 (b)                       2,177          2,185
   Series 2000-C3 Class A2
     6.592% due 10/18/10                             600            643
   Series 2001-C1 Class A3
     6.428% due 12/18/35                             550            583
Vendee Mortgage Trust
   Series 2000-1 Class 2G
     7.250% due 06/15/09                             330            354
                                                                -------
                                                                284,941
                                                                -------

NON-US BONDS - 0.9%
Callahan Nordrhein Westfalen
    14.125% due 07/15/11                      EUR     70             36
Colt Telecom Group PLC
   Series DBC
     7.625% due 07/31/08                      EUR    120             39
Coral Group Holdings PLC
   Series B
    13.500% due 09/30/09                      GBP     12             18
Diamond Holdings PLC
    10.000% due 02/01/08                      GBP     15             16
Energis PLC
     9.500% due 06/15/09                      GBP     70             78
Germany, Federal Republic of
   Series 136
     5.000% due 08/19/05                      EUR  3,000          2,830
   Series 137
     5.000% due 02/17/06                      EUR    100             94
HMV Media Group PLC
   Series B
    10.875% due 05/15/08                      GBP     20             22
Hungary, Government of
     9.500% due 01/12/02                      HUF 24,500             86
   Series 02/K
     9.500% due 06/12/02                      HUF 40,800            143
   Series 02/I
    12.500% due 09/24/02                      HUF 37,750            136
   Series 02/L
     9.000% due 11/24/02                      HUF167,050            585
Jones Lang LaSalle Finance
     9.000% due 06/15/07                      EUR     10              9
Kappa Beheer BV
    10.625% due 07/15/09                      EUR     45             43
   Series WW
    12.500% due 07/15/09                      EUR     70             66
Kappa Beheer BV Step Up Bond
    13.000% due 07/15/09 (b)                  EUR      5              4
Koninklijke KPN NV
   Series E
     7.250% due 04/12/06                      EUR     25             21
KPNQWest BV
     8.875% due 02/01/08                      EUR     80             47
Lesotho Highlands Water
    12.000% due 12/01/05                      ZAR  1,740            197
    13.000% due 09/15/10                      EUR  1,000            119
Marconi Corp. PLC
     5.625% due 03/30/05                      EUR     35             12
Ono Finance PLC
    14.000% due 02/15/11                      EUR     95             58
Philippines, Republic of
    10.625% due 03/16/25                      EUR    200            171
Poland, Government of
   Series 1202
   Zero Coupon due 12/21/02                   PLN    357             77
   Zero Coupon due 04/21/03                   PLN    383             80
   Series 0803
   Zero Coupon due 08/21/03                   PLN  1,720            348
Premier International Foods PLC
   Series L
    12.250% due 09/01/09                      EUR     20             30
PTC International Finance
    11.250% due 12/01/09                      EUR     85             74
Regional Independent Media
   Step Up Bond
   Zero Coupon due 07/01/08 (b)               GBP     50             57
Sogerim SA
   Series E
     7.000% due 04/20/11                      EUR     25             23
South Africa, Republic of
   Series 184
    12.500% due 12/21/06                      ZAR  1,299            150
Telewest Communications PLC
   Step Up Bond
   Zero Coupon due 04/15/09 (b)               GBP     30             19
   Series GBP
     9.875% due 02/01/10                      EUR     70             74
TM Group Holdings
    11.000% due 05/15/08                      EUR     25             26
United Pan-Europe Communications
    11.250% due 02/01/10                      EUR     65              9
Vantico Group SA
   Series EUR
    12.000% due 08/01/10                      EUR     20             11
                                                                -------
                                                                  5,808
                                                                -------

166 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                  (000)         (000)
                                                    $             $
                                                ---------       ------

UNITED STATES GOVERNMENT
AGENCIES - 2.9%
Federal National Mortgage Association
     5.125% due 02/13/04                         7,100           7,448
     7.125% due 01/15/30                           945           1,141
     7.250% due 05/15/30                           850           1,042
Federal National Mortgage Association
   Zero Coupon due 06/01/17                      6,400           2,600
Federal National Mortgage Corp.
     6.750% due 09/15/29                         1,525           1,760
Small Business Administration
   Series 97-D
     7.500% due 04/01/17                         4,323           4,746
                                                                ------
                                                                18,737
                                                                ------

UNITED STATES GOVERNMENT
TREASURIES - 9.3%
United States Inflation-Indexed
   Treasury Notes
     3.500% due 01/15/11                           306             318
     3.375% due 04/15/32                         1,775           1,848
United States Treasury Bonds
     6.125% due 11/15/27                         4,500           5,188
     3.625% due 04/15/28                           658             706
     3.875% due 04/15/29                         6,910           7,748
     6.250% due 05/15/30                        13,860          16,499
United States Treasury Notes
     6.625% due 04/30/02                         2,075           2,123
     3.625% due 07/15/02 (g)                     1,330           1,354
     5.750% due 04/30/03                           600             631
     6.750% due 05/15/05                         1,230           1,375
     4.625% due 05/15/06                         7,000           7,322
     3.375% due 01/15/07                         3,137           3,244
     3.625% due 01/15/08                         2,747           2,870
     3.875% due 01/15/09                         1,407           1,493
     5.750% due 08/15/10 (g)                     2,860           3,175
     5.000% due 02/15/11                         4,250           4,484
                                                                ------
                                                                60,378
                                                                ------

YANKEE BONDS - 2.4%
Abbey National PLC
     7.000% due 06/29/49 (b)(e)                    775             789
Abitibi-Consolidated, Inc.
     8.850% due 08/01/30                           865             852
Alberta Energy Co., Ltd.
     8.125% due 09/15/30                           440             487
Amvescap PLC
     6.600% due 05/15/05                           925             976
Avecia Group PLC
    11.000% due 07/01/09                            15              14
British Sky Broadcasting Group PLC
     6.875% due 02/23/09                           150             144
     8.200% due 07/15/09                           750             770
Carnival Corp.
     6.150% due 10/01/03                           315             321
     6.150% due 04/15/08                           325             307
Colt Telecom Group PLC
   Step Up Bond
    12.000% due 12/15/06 (b)                       275             223
Domtar, Inc.
     8.750% due 08/01/06                           400             437
     7.875% due 10/15/11                           400             415
     9.500% due 08/01/16                           300             349
Dynacare, Inc.
    10.750% due 01/15/06                            70              73
Edperbrascan Corp.
     7.125% due 12/16/03                           925             959
Glencore Nickel Party, Ltd.
     9.000% due 12/01/14                           305             192
Global Crossing Holdings, Ltd.
     9.125% due 11/15/06                           310              50
Grupo Iusacell SA de CV
    10.000% due 07/15/04                           750             743
GT Group Telecom, Inc.
   Step Up Bond
    13.000% due 02/01/10 (b)                       640             118
Koninklijke KPN NV
     8.000% due 10/01/10                           350             298
     8.375% due 10/01/30                           600             474
National Westminster Bank PLC
     8.000% due 04/29/49 (e)                       600             658
Nortel Networks, Ltd.
     6.125% due 02/15/06                           475             363
NTL Communications Corp.
    12.375% due 02/01/08                            70              40
Quebec, Province of
     7.500% due 07/15/23                           800             930
Regional Independent Media
    10.500% due 07/01/08                            70              70
Royal Caribbean Cruises, Ltd.
     7.000% due 10/15/07                           900             639
     7.500% due 10/15/27                           125              71
Royal Caribbean Cruises, Ltd.
   Zero Coupon due 05/18/21                        100              26
Stagecoach Holdings PLC
     8.625% due 11/15/09                           375             364
Telus Corp.
     8.000% due 06/01/11                           605             659
TM Group Holdings
    11.000% due 05/15/08                            15              15



                                                     Multistrategy Bond Fund 167

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                 -----------   -----------
Tyco International Group SA
    6.000% due 06/15/03 (b)                            1,525         1,584
    6.375% due 06/15/05                                  300           315
    6.750% due 02/15/11                                  300           320
    6.375% due 10/15/11                                   95            98
    7.000% due 06/15/28                                   40            40
Vodafone Group PLC
    7.750% due 02/15/10                                  110           122
  Series B
    7.875% due 02/15/30                                  240           273
                                                               -----------
                                                                    15,578
                                                               -----------
TOTAL LONG-TERM INVESTMENTS
(cost $602,569)                                                    620,211
                                                               -----------

                                                   NOTIONAL
                                                    AMOUNT
                                                     (000)
                                                       $
                                                 -----------
OPTIONS PURCHASED - 0.1%
Eurodollar Futures (c)
  Dec 92.50 Put                                          600             3
  Dec 93.50 Put                                          145             1
  Dec 95.00 Put                                          750             2
  Dec 95.25 Put                                        1,158             3
  Jun 93.75 Put                                          968             2
  Jun 94.75 Put                                        2,250             6
  Jun 95.00 Put                                           88             1
Eurodollar One Year
  Midcurve Futures (c)
  Dec 92.50 Put                                        1,623             8
  Jun 93.50 Put                                          100             1
Three Month LIBOR (c)
  May 4.00% Call                                      18,250           427
Twelve Month LIBOR (c)
  Sep 4.07% Call                                      14,800           124
United States Treasury Notes (c)
  Dec 104.23 Call                                      1,615             4
  Jan 99.44 Call                                       3,475           156
  Mar 103.24 Call                                      4,000            34
                                                               -----------
TOTAL OPTIONS PURCHASED
(cost $288)                                                            772
                                                               -----------

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                 -----------   -----------
PREFERRED STOCKS - 0.4%
California Federal Preferred
 Capital Corp.                                           39           978
Equity Office Properties Trust (h)                       18           805
Paxson Communications Corp.                               1           456
Six Flags, Inc. (conv.)                                  10           188
                                                               -----------
TOTAL PREFERRED STOCKS
(cost $2,508)                                                       2,427
                                                               -----------

                                                  PRINCIPAL
                                                   AMOUNT
                                                    (000)
                                                      $
                                                 -----------
SHORT-TERM INVESTMENTS - 22.0%
BP Amoco Capital PLC
  2.640% due 11/01/01                                10,000         9,998
Notional
Federal Farm Credit Bank
 Discount Notes (f)
   5.410% due 11/02/01                                  250           250
   2.140% due 11/27/01                                  300           300
   3.280% due 12/05/01                                  100           100
Federal Home Loan Bank
 Discount Notes (f)
   3.430% due 11/02/01                                  270           270
   2.300% due 11/07/01                                  300           300
   3.390% due 11/09/01                                  390           390
   3.320% due 11/14/01                                  125           125
   2.250% due 11/23/01                                  165           165
   2.080% due 12/17/01                                  200           199
   2.100% due 01/22/02                                  270           268
   3.340% due 02/08/02                                  200           197
   3.320% due 02/13/02                                  157           155
   3.980% due 04/18/02                                  159           155
Federal Home Loan Bank
 Discount Notes (f)
   5.430% due 12/10/01                                  240           239
   2.290% due 11/19/01                                5,860         5,853
   5.317% due 12/21/01                                  110           110
Federal Home Loan Mortgage Corp.
 Discount Notes (f)
   5.470% due 12/11/01                                  100           100
   2.370% due 11/05/01                                  445           445
   3.330% due 11/09/01                                  210           210
   2.330% due 11/14/01                                3,625         3,622
   3.340% due 11/15/01                                  141           141
   3.540% due 11/16/01                               10,000         9,985
   1.970% due 04/25/02                                  100            99

168 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                 -----------   -----------
Federal National Mortgage Association
 Discount Notes (f)
  5.570% due 12/05/01                                  100           100
  2.480% due 11/01/01                                3,800         3,800
  3.290% due 11/05/01                                  150           150
  2.400% due 11/06/01                                  310           310
  2.350% due 11/09/01                                  435           435
  2.330% due 11/14/01                               22,751        22,731
  3.320% due 11/21/01                                  200           200
  2.270% due 11/23/01                                  720           719
  2.240% due 11/27/01                                  519           518
  3.200% due 11/29/01                                  300           299
  2.290% due 12/03/01                                  270           269
  2.270% due 12/10/01                                  385           384
  2.080% due 12/13/01                               11,450        11,427
  2.250% due 12/17/01                                  200           199
  3.310% due 07/26/02                                  110           107
  2.350% due 09/20/02                                  100            98
 Series BB
  3.610% due 12/06/01                                  100           100
Frank Russell Investment Company
 Money Market Fund (a)                              57,748        57,748
General Electric Capital Corp.
 Commercial Paper
  6.570% due 11/19/01 (f)                            2,800         2,798
Italy, Republic of
  3.500% due 11/01/01                       ITL      2,700         2,429
Sears Roebuck Acceptance Corp.
  2.540% due 11/05/01                                2,200         2,198
United States Treasury Bills (f)(g)(i)
  3.640% due 11/15/01                                  250           249
  2.240% due 02/07/02                                  125           124
Walt Disney Co.
  2.960% due 11/01/01                                2,200         2,180
                                                               -----------
TOTAL SHORT-TERM INVESTMENTS
(cost $143,179)                                                  143,248
                                                               -----------


                                                   NUMBER
                                                     OF
                                                   SHARES
                                                 -----------
WARRANTS - 0.0% (C)
GT Group Telecom, Inc.
  2010 Warrants                                      1,326            17
United Mexican States
  2003 Warrants                                    615,000             3
                                                               -----------
TOTAL WARRANTS
(cost $67)                                                            20
                                                               -----------
TOTAL INVESTMENTS - 117.8%
(identified cost $748,611)                                       766,678

OTHER ASSETS AND LIABILITIES,
INCLUDING OPTIONS WRITTEN
NET - (17.8%)                                                   (115,560)
                                                               -----------
NET ASSETS - 100.0%                                              651,118
                                                               ===========
(a)  At net asset value.
(b)  Adjustable or floating rate security.
(c)  Nonincome-producing security.
(d)  Forward commitment.
(e)  Perpetual floating rate.
(f)  Rate noted is yield-to-maturity from date of acquisition.
(g) Held as collateral in connection with options written and futures contracts purchased (sold) by the Fund.
(h)  Real Estate Investment Trust (REIT).
(i)  At amortized cost, which approximates market.

Abbreviations:
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazilian real
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rica colon
CZK - Czech koruna
EGP - Egyptian pound
EUR - Euro dollar
GBP - British pound sterling
HUF - Hungarian forint
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan shilling Shares
KRW - South Korean won
MXN - Mexican peso
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SKK - Slovakian koruna
TRL - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
ZAR - South African rand

See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 169

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

                                                   NOTIONAL        UNREALIZED
                                                    AMOUNT        APPRECIATION
                                                    (000)        (DEPRECIATION)
FUTURES CONTRACTS                                     $              (000)
                                                   --------      --------------
LONG POSITIONS
Eurodollar
  expiration date 03/04                            $    238           $     3

Germany, Federal Republic
  5 Year Bonds
  expiration date 12/01                              17,449               361
  10 Year Bonds
  expiration date 12/01                              11,424               279

LIBOR
  expiration date 06/02                                 599                14
  expiration date 03/02                               1,080                24
  expiration date 09/02                               8,727               143
  expiration date 12/02                               1,072                18

United States Treasury Bonds
  expiration date 12/01                              38,874             2,046

United States Treasury 10 Year Notes
  expiration date 12/01                              10,036               470

SHORT POSITIONS
United States Treasury Bonds
  expiration date 12/01                               6,074              (290)

United States Treasury 5 Year Notes
  expiration date 12/01                              29,662              (683)

United States Treasury 10 Year Notes
  expiration date 12/01                              21,746              (894)
                                                                      -------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts                                                            $ 1,491
                                                                      =======

                                                   NOTIONAL           MARKET
                                                    AMOUNT            VALUE
                                                    (000)             (000)
OPTIONS WRITTEN                                       $                 $
                                                   --------           -------
Eurodollar Futures
  Jun 97.00 Call                                         73                49
  Dec 95.00 Put                                          55                --
  Jun 95.75 Put                                       1,863                28
  Dec 95.50 Put                                         223                 1
  Jun 95.50 Put                                       5,878                59
  Dec 96.00 Put                                          63                --
  Jun 96.00 Put                                         463                12
Federal National Mortgage Association
  Dec 102.17 Call                                     1,750                 4
Twelve Month LIBOR
  Sept 4.57 Put                                      14,800                15
Swap Option Three Month LIBOR
  Oct 6.00 Call                                       1,200                61
  Oct 6.00 Put                                        1,200                45
United States Treasury Notes
  Jan 102.91 Call                                     3,475                74
  Mar 105.87 Call                                     4,000                 9
  Jan 95.97 Put                                       3,475                 3
  Mar 100.62 Put                                      4,000                12
United States Treasury Notes
  10 Year Futures
  Feb 112.00 Call                                        24                32
  Nov 108.00 Put                                          5                --
                                                                      -------
Total Liability for Options Written
 (premiums received $2,429)                                               404
                                                                      =======

See accompanying notes which are an integral part of the financial statements.

170 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                     UNREALIZED
CONTRACTS TO       IN EXCHANGE                      APPRECIATION
  DELIVER              FOR          SETTLEMENT     (DEPRECIATION)
   (000)              (000)            DATE             (000)
-------------     -------------     ----------     --------------
BRL        52     USD        18      12/26/01      $           (1)
BRL       146     USD        57      12/26/01                   4
BRL       322     USD       125      12/06/01                   7
BRL       426     USD       175      02/08/02                  24
CLP    31,420     USD        47      12/13/01                   3
CLP    35,414     USD        57      12/12/01                   8
CLP    41,644     USD        67      12/13/01                   9
CLP   116,913     USD       170      02/27/02                   9
EGP       118     USD        27      11/13/01                  --
EGP       249     USD        58      11/13/01                  --
EUR         4     USD         4      01/31/02                  --
EUR         5     USD         4      01/31/02                  --
EUR         7     USD         6      01/31/02                  --
EUR        11     USD         9      01/31/02                  --
EUR        11     USD        10      01/31/02                  --
EUR        12     SKK       523      11/23/01                  --
EUR        12     SKK       523      11/23/01                  --
EUR        14     USD        12      01/31/02                  --
EUR        15     USD        13      01/31/02                  --
EUR        18     SKK       790      11/23/01                  --
EUR        18     SKK       790      11/23/01                  --
EUR        21     SKK       916      11/27/01                  (1)
EUR        21     SKK       916      11/27/01                   1
EUR        28     SKK     1,218      02/13/02                  --
EUR        28     SKK     1,218      02/13/02                  --
EUR        62     CZK     2,101      11/13/01                  (1)
EUR        62     CZK     2,101      11/13/01                   1
EUR        62     USD        56      12/21/01                  --
EUR        68     SKK     3,032      04/30/02                  (2)
EUR        68     SKK     3,032      04/30/02                   2
EUR        71     CZK     2,395      12/10/01                  --
EUR        71     CZK     2,395      12/10/01                  --
EUR        95     USD        87      12/27/01                   2
EUR       120     SKK     5,251      12/17/01                  (2)
EUR       120     SKK     5,251      12/17/01                   2
EUR       121     CZK     4,076      11/13/01                  (2)
EUR       121     CZK     4,076      11/13/01                   2
EUR       125     USD       112      12/18/01                  --
EUR       130     CZK     4,362      12/17/01                  (2)
EUR       130     CZK     4,362      12/17/01                   2
EUR       142     CZK     4,801      11/09/01                  (2)
EUR       142     CZK     4,801      11/09/01                   2
EUR       144     SKK     6,288      02/15/02                  (4)
EUR       144     SKK     6,288      02/15/02                   3
EUR       225     SKK     9,826      11/09/01                  (5)
EUR       225     SKK     9,826      11/09/01                   5
EUR       225     SKK     9,860      12/10/01                  (6)
EUR       225     SKK     9,860      12/10/01                   6
EUR       240     USD       213      01/31/02                  (2)
EUR       264     CZK     9,040      12/10/01                  --
EUR       264     CZK     9,040      12/10/01                   5
EUR       338     CZK    11,537      02/13/02                  --
EUR       338     CZK    11,537      02/13/02                   3
EUR       725     USD       645      01/31/02                  (5)
EUR     2,432     USD     2,164      01/31/02                 (17)
GBP         8     USD        12      01/31/02                  --
GBP         8     USD        12      01/31/02                  --
GBP        21     USD        30      01/31/02                  (1)
GBP        93     USD       132      01/31/02                  (3)
GBP       143     USD       203      01/31/02                  (4)
ILS       193     USD        45      01/22/02                  --
JPY       750     USD         6      01/31/02                  --
JPY     8,827     USD        73      01/31/02                  --
JPY    21,593     USD       177      01/31/02                  --
JPY    41,356     USD       340      01/31/02                  --
MXN       562     USD        58      04/18/02                  --
MXN       593     USD        60      06/11/02                  --
MXN     1,202     USD       129      11/16/01                  --
MXN     1,230     USD       132      11/30/01                  --
PHP     6,382     USD       123      11/05/01                  --
PLN       223     USD        53      11/16/01                  (1)
PLN     1,185     USD       285      11/16/01                  (3)
PLN     1,265     USD       297      12/07/01                  (9)
USD        --     CLP       172      12/12/01                  --
USD         8     BRL        23      02/08/02                  --
USD        11     EUR        12      01/31/02                  --
USD        11     MXN       113      06/11/02                  --
USD        15     EGP        65      11/26/01                  --
USD        19     KRW    24,586      11/13/01                  --
USD        20     EGP        85      11/05/01                  --
USD        20     ILS        86      01/23/02                  --
USD        21     CNY       174      12/04/01                  --
USD        27     EGP       117      11/08/01                  --
USD        27     ILS       119      01/22/02                  --
USD        27     KES     2,140      11/26/01                  --
USD        29     PEN       103      11/07/01                   1
USD        30     EUR        34      01/31/02                  --
USD        30     HUF     8,522      12/11/01                  --
USD        31     KRW    40,719      11/13/01                   1
USD        36     BRL       102      12/06/01                   2
USD        36     CRC    12,281      12/17/01                  --
USD        39     ZAR       363      11/20/01                  --
USD        39     EGP       169      11/19/01                  --
USD        40     VEB    30,580      12/24/01                  --
USD        42     INR     2,049      12/18/01                   1
USD        45     MXN       477      10/10/02                   2
USD        51     MXN       549      03/12/02                   6
USD        52     COP   120,744      11/28/01                  --


  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 171

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                        UNREALIZED
 CONTRACTS TO        IN EXCHANGE                       APPRECIATION
   DELIVER               FOR           SETTLEMENT     (DEPRECIATION)
    (000)               (000)             DATE            (000)
--------------     ---------------     ----------     --------------
USD         52     EGP         225      11/13/01      $           --
USD         53     COP     124,656      11/09/01                   1
USD         53     RUB       1,576      11/14/01                  --
USD         54     KES       4,288      11/15/01                  --
USD         55     PLN         243      11/20/01                   5
USD         55     BRL         149      02/08/02                  (2)
USD         56     SKK       2,783      12/21/01                   1
USD         56     CNY         464      12/10/01                  --
USD         58     PLN         272      09/30/02                   3
USD         59     CLP      35,243      12/12/01                 (10)
USD         60     PHP       3,180      12/03/01                   1
USD         65     COP     151,320      11/30/01                  --
USD         67     INR       3,272      12/18/01                   1
USD         67     PEN         233      12/17/01                   1
USD         67     PHP       3,538      12/11/01                  --
USD         69     BRL         199      12/26/01                   3
USD         70     CRC      23,856      12/11/01                  --
USD         73     COP     169,433      11/19/01                  --
USD         75     RUB       2,230      11/05/01                  --
USD         76     RUB       2,320      01/23/02                   1
USD         82     INR       3,971      11/05/01                   1
USD         84     BRL         220      12/06/01                  (3)
USD         85     KRW     111,699      11/13/01                   2
USD         87     SKK       4,270      12/27/01                   1
USD         87     RUB       2,592      11/27/01                  --
USD         92     VEB      69,368      11/19/01                  --
USD         94     INR       4,625      12/10/01                   2
USD         95     COP     224,105      12/07/01                   1
USD         95     BRL         255      02/08/02                  (5)
USD         99     COP     230,769      11/30/01                  --
USD        103     PHP       5,404      12/05/01                  --
USD        110     MXN       1,106      08/05/02                   1
USD        111     PHP       5,819      11/13/01                   1
USD        112     SKK       5,558      12/18/01                   2
USD        115     RUB       3,420      11/20/01                  (1)
USD        118     RUB       3,540      12/17/01                  --
USD        122     EGP         524      11/13/01                  --
USD        124     PHP       6,382      11/05/01                  (1)
USD        124     MXN       1,202      11/16/01                   5
USD        125     COP     291,875      11/14/01                   1
USD        126     PHP       6,611      11/14/01                   1
USD        132     MXN       1,230      11/30/01                  --
USD        133     MXN       1,238      11/27/01                  --
USD        135     CNY       1,118      11/30/01                  --
USD        137     MXN       1,363      06/11/02                   2
USD        141     INR       6,734      11/20/01                  (1)
USD        141     RUB       4,194      11/19/01                  (1)
USD        142     CLP      84,604      12/13/01                 (24)
USD        144     ILS         614      01/22/02                  (2)
USD        150     COP     350,850      11/13/01                   2
USD        155     CNY       1,283      11/15/01                  --
USD        165     MXN       1,531      11/23/01                  (1)
USD        166     PEN         575      12/19/01                  --
USD        171     INR       8,186      11/06/01                  --
USD        172     CRC      58,375      11/23/01                  --
USD        186     PLN         812      12/04/01                  10
USD        188     KRW     247,258      11/13/01                   4
USD        192     VEB     145,248      12/14/01                  (1)
USD        199     CLP     116,913      02/27/02                 (38)
USD        205     PLN         884      12/03/01                   9
USD        209     PEN         743      11/09/01                   7
USD        218     MXN       2,263      12/19/01                  24
USD        239     COP     561,650      11/02/01                   4
USD        240     ZAR       2,230      12/18/01                  (3)
USD        243     COP     564,975      12/03/01                  --
USD        244     ZAR       2,028      12/07/01                 (30)
USD        255     PLN       1,265      12/07/01                  51
USD        259     MXN       2,680      04/18/02                  19
USD        274     PLN       1,407      11/16/01                  68
USD        278     TRL 459,978,800      11/07/01                 182
USD        282     VEB     211,923      11/26/01                  --
USD        310     RUB       9,205      11/06/01                  (1)
USD        328     CNY       2,715      11/23/01                  --
USD        335     KRW     436,103      11/23/01                   3
USD        344     VEB     260,924      11/06/01                   6
USD        432     EUR         486      01/31/02                   4
USD      2,444     EUR       2,700      11/29/01                 (17)
USD      3,242     EUR       3,536      01/11/02                 (70)
USD      3,242     EUR       3,536      01/11/02                 (70)
USD      3,243     EUR       3,538      01/11/02                 (69)
ZAR      2,028     USD         241      12/07/01                  24
                                                      --------------
                                                      $          144
                                                      ==============

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS
                                                        UNREALIZED
 CONTRACTS TO        IN EXCHANGE                       APPRECIATION
   DELIVER               FOR           SETTLEMENT     (DEPRECIATION)
    (000)               (000)             DATE            (000)
--------------     ---------------     ----------     --------------
EUR     2,700      USD       2,447      11/01/01      $           18
USD         10     EUR          11      11/02/01                  --
USD         10     EUR          11      11/01/01                  --
                                                      --------------
                                                      $           18
                                                      ==============
See accompanying notes which are an integral part of the financial statements.

172 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                                October 31, 2001

INTEREST RATE SWAPS

                                                                               UNREALIZED
  NOTIONAL                                                                    APPRECIATION
   AMOUNT        FUND RECEIVES          FUND PAYS             TERMINATION    (DEPRECIATION)
    (000)         FIXED RATE          FLOATING RATE               DATE            (000)
-------------    -------------    ------------------------    -----------    --------------
USD    29,000       6.000%        Three Month LIBOR             12/17/06     $        2,237
GBP       710       5.500%        Six Month LIBOR               06/15/06                 13
MXN     1,516      12.750%        Mexican Interbank 28-day      08/27/03                 --
MXN     1,226      13.450%        Mexican Interbank 28-day      07/07/03                 (2)
                                                                             --------------
                                                                             $        2,248
                                                                             ==============

  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 173

MULTISTRATEGY BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (identified cost $748,611).................................. $  766,678
Cash..............................................................................        508
Foreign currency holdings (identified cost $2,052)................................      2,052
Unrealized appreciation on forward foreign currency exchange contracts............        569
Unrealized appreciation on foreign currency exchange spot contracts...............         18
Receivables:
  Dividends and interest..........................................................      6,465
  Investments sold (regular settlement)...........................................     13,833
  Investments sold (delayed settlement)...........................................     29,269
  Fund shares sold................................................................      1,365
  Daily variation margin on futures contracts.....................................        394
Receivable for interest rate swaps................................................      2,250
                                                                                   ----------
    Total assets..................................................................    823,401

LIABILITIES
Payables:
  Investments purchased (regular settlement)............................. $ 18,201
  Investments purchased (delayed settlement).............................  151,201
  Fund shares redeemed...................................................    1,431
  Accrued fees to affiliates.............................................      485
  Other accrued expenses.................................................      134
Unrealized depreciation on forward foreign currency exchange contracts...      425
Options written, at market value (premiums received $2,429)..............      404
Liability for interest rate swaps........................................        2
                                                                          --------

    Total liabilities.............................................................    172,283
                                                                                   ----------

NET ASSETS........................................................................ $  651,118
                                                                                   ==========

NET ASSETS CONSIST OF:
Undistributed net investment income............................................... $    9,221
Accumulated net realized gain (loss)..............................................    (23,785)
Unrealized appreciation (depreciation) on:
  Investments.....................................................................     18,067
  Futures contracts...............................................................      1,491
  Options written.................................................................      2,026
  Interest rate swaps.............................................................      2,248
  Foreign currency-related transactions...........................................        196
Shares of beneficial interest.....................................................        637
Additional paid-in capital........................................................    641,017
                                                                                   ----------

NET ASSETS........................................................................ $  651,118
                                                                                   ==========

NET ASSET VALUE, offering and redemption price per share:
  Class C ($15,925,561 divided by 1,560,781 shares of $.01 par value
   shares of beneficial interest outstanding)..................................... $    10.20
                                                                                   ==========
  Class E ($12,675,130 divided by 1,241,282 shares of $.01 par value
   shares of beneficial interest outstanding)..................................... $    10.21
                                                                                   ==========
  Class S ($622,517,526 divided by 60,932,007 shares of $.01 par value
   shares of beneficial interest outstanding)..................................... $    10.22
                                                                                   ==========

See accompanying notes which are an integral part of the financial statements.

174 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Interest..........................................................  $  38,305
  Dividends from Money Market Fund..................................      2,625
  Dividends.........................................................        280
                                                                       --------
    Total investment income.........................................     41,210

EXPENSES
  Advisory fees...........................................  $  3,724
  Administrative fees.....................................       381
  Custodian fees..........................................       557
  Distribution fees - Class C.............................        96
  Transfer agent fees.....................................       746
  Professional fees.......................................        60
  Registration fees.......................................        86
  Shareholder servicing fees - Class C....................        32
  Shareholder servicing fees - Class E....................        24
  Trustees' fees..........................................        17
  Miscellaneous...........................................        56
                                                            --------

  Expenses before reductions..............................     5,779
  Expense reductions......................................       (35)
                                                            --------

    Expenses, net...................................................      5,744
                                                                      ---------

Net investment income...............................................     35,466
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments.............................................    12,463
  Futures contracts.......................................    (1,066)
  Options written.........................................        (8)
  Foreign currency-related transactions...................       317     11,706
Net change in unrealized appreciation (depreciation) on:
  Investments.............................................    22,040
  Futures contracts.......................................     1,696
  Options written.........................................     1,963
  Interest rate swaps.....................................     2,247
  Foreign currency-related transactions...................       182     28,128
                                                            --------  ---------

Net realized and unrealized gain (loss).............................     39,834
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............  $  75,300
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 175

MULTISTRATEGY BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                      FISCAL YEAR ENDED     TEN MONTHS ENDED         YEAR ENDED
                                                                      OCTOBER 31, 2001      OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                     -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income...........................................   $            35,466   $           32,279   $            33,289
  Net realized gain (loss)........................................                11,706               (3,553)              (24,202)
  Net change in unrealized appreciation (depreciation)............                28,128                9,615               (13,680)
                                                                     -------------------   ------------------   -------------------

    Net increase (decrease) in net assets from operations.........                75,300               38,341                (4,593)
                                                                     -------------------   ------------------   -------------------

DISTRIBUTIONS
  From net investment income......................................
    Class C.......................................................                  (610)                (362)                 (148)
    Class E.......................................................                  (508)                (188)                 (173)
    Class S.......................................................               (35,473)             (27,820)              (32,695)

  From net realized gain..........................................
    Class E.......................................................                    --                   --                    (2)
    Class S.......................................................                    --                   --                  (430)
                                                                     -------------------   ------------------   -------------------

      Net decrease in net assets from distributions...............               (36,591)             (28,370)              (33,448)
                                                                     -------------------   ------------------   -------------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions...                 2,328               33,493                54,301
                                                                     -------------------   ------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.......................                41,037               43,464                16,260

NET ASSETS........................................................
  Beginning of period.............................................               610,081              566,617               550,357
                                                                     -------------------   ------------------   -------------------
  End of period (including undistributed net investment income
   of $9,221, $4,186 and $58, respectively).......................   $           651,118   $          610,081   $           566,617
                                                                     ===================   ==================   ===================

See accompanying notes which are an integral part of the financial statements.

176 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                         2001*    2000**    1999***
                                                                                       --------  --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ................................................  $   9.60  $   9.47  $   10.14
                                                                                       --------  --------  ---------
Income From Operations
  Net investment income (a) .........................................................       .46       .44        .42
  Net realized and unrealized gain (loss) ...........................................       .62       .09       (.63)
                                                                                       --------  --------  ---------
    Total income from operations ....................................................      1.08       .53       (.21)
                                                                                       --------  --------  ---------
DISTRIBUTIONS
  From net investment income ........................................................      (.48)     (.40)      (.45)
  From net realized gain ............................................................        --        --       (.01)
                                                                                       --------  --------  ---------
    Total distributions .............................................................      (.48)     (.40)      (.46)
                                                                                       --------  --------  ---------
NET ASSET VALUE, END OF PERIOD ......................................................  $  10.20  $   9.60  $    9.47
                                                                                       ========  ========  =========
TOTAL RETURN (%)(b) .................................................................     11.58      5.77      (2.10)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..........................................    15,926    10,879      6,666

  Ratios to average net assets (%)(c):
    Operating expenses, net .........................................................      1.89      1.86       1.80
    Operating expenses, gross .......................................................      1.89      1.90       1.84
    Net investment income ...........................................................      4.63      5.56       4.80

  Portfolio turnover rate (%) .......................................................    176.44    105.03     134.11

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Multistrategy Bond Fund 177

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                    ------------------------
                                                           2001*         2000**        1999         1998***
                                                         --------       --------     --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD..................   $   9.61       $   9.47     $  10.10      $  10.30
                                                         --------       --------     --------      --------
INCOME FROM OPERATIONS
  Net investment income (a) ..........................        .53            .49          .56           .16
  Net realized and unrealized gain (loss) ............        .62            .11         (.66)          .07
                                                         --------       --------     --------      --------
    Total income from operations .....................       1.15            .60         (.10)          .23

DISTRIBUTIONS
  From net investment income .........................       (.55)          (.46)        (.52)         (.20)
  From net realized gain .............................         --             --         (.01)         (.23)
                                                         --------       --------     --------      --------
    Total distributions ..............................       (.55)          (.46)        (.53)         (.43)
                                                         --------       --------     --------      --------
NET ASSET VALUE, END OF PERIOD .......................   $  10.21       $   9.61     $   9.47      $  10.10
                                                         ========       ========     ========      ========


TOTAL RETURN (%)(b) ..................................      12.40           6.46        (1.08)         1.89

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)............     12,675          6,182        3,248         2,610

  Ratios to average net assets (%)(c):
    Operating expenses, net ..........................       1.14           1.11         1.05           .00
    Operating expenses, gross ........................       1.14           1.15         1.11           .00
    Net investment income ............................       5.33           6.31         5.54           .00

    Portfolio turnover rate (%) ......................     176.44         105.03       134.11        334.86

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period September 11, 1998 (commencement of sale) to
    December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

178 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                 -------------------------------------------------
                                                          2001*       2000**        1999         1998         1997         1996
                                                       ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...............   $     9.61   $     9.46   $    10.11   $    10.26   $    10.11   $    10.25
                                                       ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS
  Net investment income (a).........................          .56          .52          .57          .60          .60          .61
  Net realized and unrealized gain (loss)...........          .63          .08         (.65)         .08          .33         (.12)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total income from operations....................         1.19          .60         (.08)         .68          .93          .49
                                                       ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
  From net investment income........................         (.58)        (.45)        (.56)        (.60)        (.61)        (.62)
  From net realized gain............................           --           --         (.01)        (.23)        (.17)        (.01)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total distributions.............................         (.58)        (.45)        (.57)        (.83)        (.78)        (.63)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD......................   $    10.22   $     9.61   $     9.46   $    10.11   $    10.26   $    10.11
                                                       ==========   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (%)(b).................................        12.68         6.56         (.81)        6.79         9.50         4.97

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..........      622,518      593,020      556,703      547,747      437,312      305,428

  Ratios to average net assets (%)(c):
    Operating expenses, net.........................          .89          .86          .80          .80          .80          .81
    Operating expenses, gross.......................          .89          .90          .86          .81          .83          .88
    Net investment income...........................         5.66         6.54         5.79         5.76         5.93         6.19

  Portfolio turnover rate (%).......................       176.44       105.03       134.11       334.86       263.75       145.38

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Multistrategy Bond Fund 179

TAX EXEMPT BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)



OBJECTIVE: To provide a high level of federal tax-exempt current income by investing primarily in a diversified portfolio of investment grade municipal securities.

INVESTS IN: Investment grade municipal obligations with an average duration typically ranging within 10% of the duration of the Fund's benchmark index.

STRATEGY: The Fund concentrates on investment opportunities in the tax-free, investment grade municipal debt securities market.

                         GROWTH OF A $10,000 INVESTMENT

Dates             Tax Exempt Bond - Class S        SSB 3-Month T-Bill**
-----             -------------------------        --------------------
Inception*                 $10,000                        $10,000
1992                       $10,648                        $10,387
1993                       $11,427                        $10,707
1994                       $11,491                        $11,118
1995                       $12,209                        $11,753
1996                       $12,646                        $12,376
1997                       $13,245                        $13,025
1998                       $13,957                        $13,698
1999                       $13,896                        $14,334
2000                       $14,692                        $15,157
2001                       $16,027                        $15,879

                       YEARLY PERIODS ENDED OCTOBER 31

TAX EXEMPT BOND FUND - CLASS S

     PERIODS ENDED          GROWTH OF        TOTAL
        10/31/01             $10,000         RETURN
   ---------------       ------------    --------------
 1 Year                    $ 10,909           9.09%
 5 Years                   $ 12,673           4.85%(S)
 10 Years                  $ 16,027           4.83%(S)


TAX EXEMPT BOND FUND - CLASS E++

     PERIODS ENDED        GROWTH OF          TOTAL
        10/31/01           $10,000           RETURN
   ---------------      -------------    --------------
 1 Year                   $ 10,877            8.77%
 5 Years                  $ 12,595            4.72%(S)
 10 Years                 $ 15,927            4.76%(S)


TAX EXEMPT BOND FUND - CLASS C++++

   PERIODS ENDED           GROWTH OF          TOTAL
      10/31/01              $10,000           RETURN
  ---------------        ------------     --------------
 1 Year                    $ 10,795            7.95%
 5 Years                   $ 12,352            4.31%(S)
 10 Years                  $ 15,620            4.56%(S)


SALOMON SMITH BARNEY 3-MONTH TREASURY BILL INDEX

   PERIODS ENDED           GROWTH OF          TOTAL
      10/31/01              $10,000           RETURN
  ---------------        ------------     --------------
 1 Year                    $ 10,476            4.76%
 5 Years                   $ 12,830            5.11%(S)
 10 Years                  $ 15,879            4.73%(S)


180 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)



PERFORMANCE REVIEW
For the year ended October 31, 2001, the Tax Exempt Bond Fund Class S, Class E, and Class C shares reflected total returns of 9.09%, 8.77%, and 7.95%, respectively. This compared to a 9.29% return for the Lehman Brothers Municipal 1-10 Year Index.

The Fund maintained a slightly long duration compared to its benchmark, which positively contributed to the Fund's performance as rates declined. Slight overexposure to lower rated issues detracted from the Fund's performance.

PORTFOLIO HIGHLIGHTS
As a result of the continued slowing of the US economy during the latter part of 2000, investors waited in anticipation the Federal Reserve Board (Fed) would cut interest rates. As 2001 rolled around, the Fed wasted little time, as it slashed 50 basis points off the federal funds rate on the first trading day of the new year. After that initial action, the Fed made an unprecedented eight additional cuts during the fiscal period, dropping the key interest rate by 400 basis points in 10 months. Although the impact of the consecutive rate cuts was much more significant in the short end of the market, the US Treasury's October 2001 announcement that it would cease issuance of the 30-year bond dramatically lowered yields on the long end, and to a lesser extent, within the intermediate range of the yield curve. During the fiscal year, yields declined by 438, 150, and 91 basis points over the short, intermediate, and long ends of the curve respectively. The combination of rate cuts and the US Treasury's actions were the primary drivers of the strong relative performance of the fixed-income market.

In accordance with its views that interest rate timing is, over a longer period, an un-rewarded source of residual risk, over the past year the Fund maintained an average duration very close to that of its benchmark, the Lehman Brothers Municipal 1-10 Year Index.

Similar to the environment in the broad fixed-income market, municipal investors shunned those offerings perceived to carry a higher risk, and as a result, bid up prices on higher quality issues. As a result of this flight to quality, returns during the period were generally stronger within the high-grade municipal segment.

TOP TEN ISSUING STATES
(as a percent of Total Investments)                             October 31, 2001

Texas                                                                 8.4%
New York                                                              8.1
Illinois                                                              6.0
Michigan                                                              5.3
Indiana                                                               5.0
Florida                                                               4.9
Arizona                                                               4.1
Washington                                                            3.8
Ohio                                                                  3.6
Georgia                                                               3.4

PORTFOLIO CHARACTERISTICS
                                                                October 31, 2001

Weighted Average Quality Diversification                                     AA2
Weighted Average Years-to-Maturity                                     3.5 Years
Weighted Average Duration                                              5.0 Years
Current Yield (SEC 30-day standardized)
  Class S                                                                   3.2%
  Class E                                                                   3.0%
  Class C                                                                   2.2%
Number of Issues                                                             219
Number of Issuers                                                            183


MONEY MANAGERS

MFS Institutional Advisors, Inc.
Standish Mellon Asset Management Company, LLC

*    Tax Exempt Bond Fund Class S assumes initial investment on November 1,
     1991.

** Salomon Smith Barney 3-Month Treasury Bill Index consists of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.

++ Tax Exempt Bond Fund Class S performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax Exempt Bond Fund Class S and Class E performance has been linked with
     Class C to provide historical perspective. From March 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Lehman Brothers Municipal 1-10 Year is an index, with income reinvested, representative of municipal bonds with maturities ranging from 1-10 years.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                        Tax Exempt Bond Fund 181

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                                PRINCIPAL
                                                                                  AMOUNT                 DATE      VALUE
                                                                                  (000)      RATE         OF       (000)
                                                                                    $          %       MATURITY      $
                                                                                ---------   ------     --------    -----
MUNICIPAL BONDS - 98.0%
ALABAMA - 0.6%
Jefferson County, Alabama General Obligation, Series A (a)                            500    5.000     04/01/10      538
Mobile County, Alabama School Board Commission General Obligation, Series A (a)       375    5.000     03/01/12      400
                                                                                                                   -----
                                                                                                                     938
                                                                                                                   -----

ALASKA - 0.8%
Alaska State Housing Finance Corp. Revenue, Series A-1 (a)                            620    4.550     12/01/02      633
Anchorage, Alaska General Obligation, Series A (a)                                    500    5.750     12/01/16      549
                                                                                                                   -----
                                                                                                                   1,182
                                                                                                                   -----

ARIZONA - 4.1%
Arizona State Transportation Board Excise Tax Revenue, Series A (a)                   500    5.750     07/01/04      540
Arizona State Transportation Board Grant Anticipation Notes (a)                     1,000    5.000     01/01/08    1,075
Maricopa County, Arizona Pollution Control Corp. Revenue, Series B (b)                300    3.300     05/01/29      300
Phoenix, Arizona Civic Improvement Corporate Business Acquisition
 Special Revenue (a)                                                                  250    5.500     07/01/07      275
Phoenix, Arizona Civic Plaza Building Corporate Excise Tax Revenue                  1,000    5.900     07/01/10    1,098
Salt River, Arizona Agricultural Improvement & Power District Electric System
 Revenue, Series A                                                                    500    5.500     01/01/05      539
Salt River, Arizona Agricultural Improvement & Power District Electric System
 Revenue, Series A                                                                  2,000    6.000     01/01/08    2,255
                                                                                                                   -----
                                                                                                                   6,082
                                                                                                                   -----

CALIFORNIA - 3.2%
ABAG Finance Authority For Nonprofit Corporations California Insured Revenue
 Certificate Participation                                                            600    5.700     08/15/14      646
California State General Obligation                                                 1,000    6.600     02/01/10    1,179
California State General Obligation (a)                                               750    5.750     10/01/10      864
California Statewide Communities Development Authority Multi-Family Revenue,
 Series C                                                                           1,000    5.200     12/01/29    1,032
San Diego County, California Regional Transportation Community
 Sales Tax Revenue                                                                  1,000    7.000     04/01/06    1,065
                                                                                                                   -----
                                                                                                                   4,786
                                                                                                                   -----

COLORADO - 2.0%
Colorado State Department of Transportation Revenue Anticipation Notes (a)            265    6.000     06/15/08      302
Colorado State Housing Finance Authority Revenue, Series A-3                          525    7.250     04/01/10      603
Colorado State Housing Finance Authority Revenue, Series A-3                          265    6.300     08/01/12      295
Colorado State Housing Finance Authority Revenue, Series B-3                          240    6.700     10/01/16      273
Colorado State Housing Finance Authority Revenue, Series C-2                          318    4.500     11/01/05      322
Colorado State Housing Finance Authority Revenue, Series C-3 (b)                      150    5.000     08/01/16      164
Denver, Colorado Health & Hospital Revenue, Series A                                1,000    5.000     12/01/04    1,029
                                                                                                                   -----
                                                                                                                   2,988
                                                                                                                   -----
DELAWARE - 0.9%
Delaware State Economic Development Authority Revenue, Series A                     1,000    6.500     01/01/08    1,120
Delaware State Economic Development Authority Revenue, Series C (a)(b)                250    5.000     05/01/26      263
                                                                                                                   -----
                                                                                                                   1,383
                                                                                                                   -----

182 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                                October 31, 2001

                                                                                    PRINCIPAL
                                                                                      AMOUNT               DATE      VALUE
                                                                                      (000)      RATE       OF       (000)
                                                                                        $         %      MATURITY      $
                                                                                    ---------   ------   --------   -------
DISTRICT OF COLUMBIA - 1.5%
District of Columbia General Obligation, Series A (pre-refunded 06/01/06)(e)......        800    6.375   06/01/16       924
District of Columbia General Obligation, Series B.................................        930    5.500   06/01/09     1,027
District of Columbia General Obligation, Series B (pre-refunded to maturity)(e)...         70    5.500   06/01/09        78
District of Columbia Tobacco Settlement Finance Corp..............................        200    5.200   05/15/08       208
                                                                                                                    -------
                                                                                                                      2,237
                                                                                                                    -------
FLORIDA - 4.9%
First Florida Governmental Financing Commission Revenue, Series B (a).............        500    5.000   07/01/12       539
Florida State Board of Education Capital Outlay General Obligation, Series B......      1,000    6.500   06/01/07     1,156
Florida State Capital Projects Finance Authority Revenue, Series I (a)............        250    4.250   06/01/05       259
Florida State Division of Bond Finance Revenue, Series 2000-B (a).................        500    5.750   07/01/06       556
Florida State General Obligation..................................................        500    5.800   07/01/18       555
Florida State Water Pollution Control Financing Corp. Revenue.....................        500    5.500   01/15/12       557
Hillsborough County, Florida Educational Facilities Authority Revenue.............      1,405    5.750   04/01/18     1,526
Hillsborough County, Florida Utility Reform Revenue...............................        170    6.200   12/01/08       187
Orlando, Florida Utilities Community Water & Electricity Revenue..................      1,225    5.900   10/01/08     1,394
Tallahassee, Florida Energy Systems Revenue (a)...................................        500    5.000   10/01/11       542
                                                                                                                    -------
                                                                                                                      7,271
                                                                                                                    -------
GEORGIA - 3.3%
Columbia County, Georgia Water & Sewer Revenue (a)................................        750    6.000   06/01/20       870
Dalton, Georgia Utilities Revenue.................................................        500    5.750   01/01/09       562
Fulton County, Georgia Development Authority Revenue, Series A....................        500    5.750   11/01/11       567
Georgia State Municipal Electricity Authority Revenue, Series B (a)...............        850    6.250   01/01/17     1,000
Georgia State Private Colleges & Universities Student Housing Authority Revenue,
 Series A.........................................................................         55    6.000   06/01/04        58
Georgia State Private Colleges & Universities Student Housing Authority Revenue,
 Series A.........................................................................         70    6.000   06/01/05        74
Georgia, State of, General Obligation, Series B...................................      1,000    5.750   08/01/08     1,128
Georgia, State of, General Obligation, Series F...................................        600    6.500   12/01/09       716
                                                                                                                    -------
                                                                                                                      4,975
                                                                                                                    -------
HAWAII - 2.2%
Hawaii State General Obligation, Series CA (a)....................................      1,000    5.750   01/01/10     1,128
Hawaii State General Obligation, Series CP (a)....................................        600    5.000   10/01/02       616
Honolulu, Hawaii City & County General Obligation, Series A (a)...................        430    5.000   11/01/02       442
Honolulu, Hawaii City & County General Obligation, Series A.......................        220    5.000   11/01/02       226
Kauai County, Hawaii General Obligation, Series A (a).............................        375    6.250   08/01/19       443
Maui County, Hawaii General Obligation, Series B (a)..............................        500    3.750   03/01/03       509
                                                                                                                    -------
                                                                                                                      3,364
                                                                                                                    -------
IDAHO - 0.8%
Ada & Canyon Counties, Idaho Meridian Joint School District Number 2
 General Obligation...............................................................      1,100    6.000   07/30/06     1,237
                                                                                                                    -------
ILLINOIS - 6.0%
Chicago, Illinois General Obligation (a)..........................................        750    6.000   01/01/11       861
Chicago, Illinois Public Building Commercial Building Revenue, Series B (a).......        500    5.250   12/01/18       527
Chicago, Illinois Tax Increment Revenue, Series A, Zero Coupon (a)................        700    0.010   12/01/07       557

                                                        Tax Exempt Bond Fund 183

TAX EXEMPT BOND FUND

                                                                October 31, 2001

                                                                                     PRINCIPAL
                                                                                      AMOUNT                  DATE       VALUE
                                                                                      (000)        RATE        OF        (000)
                                                                                        $           %       MATURITY       $
                                                                                     ---------    ------    --------    -------
Cook County, Illinois Community Consolidated School District Number 015
 General Obligation, Zero Coupon (a) ..............................................      2,235              12/01/13      1,282
Cook County, Illinois Palatine Community Consolidated School District Number 015
 General Obligation, Zero Coupon (a) ..............................................      1,000     0.000    12/01/11        644
Grundy, Kendall & Will Counties, Illinois Community High School District
 Number 11 General Obligation .....................................................        265     5.500    01/01/11        265
Illinois Health Facilities Authority Revenue (a) ..................................        500     5.000    08/01/03        522
Illinois State Development Finance Authority Revenue, Zero Coupon .................        400              01/01/10        285
Illinois State Health Facilities Authority Revenue ................................      1,000     5.250    09/01/04      1,040
Illinois State Health Facilities Authority Revenue ................................        440     4.000    10/01/04        447
Illinois State Health Facilities Authority Revenue, Series A (a) ..................      1,420     5.500    08/15/05      1,540
Lake County, Illinois, Round Lake Community Unit School District Number 116
 General Obligation ...............................................................        400     7.600    02/01/14        530
Macon County & Decatur Illinois Certificate Participation (a) .....................        425     6.500    01/01/05        469
                                                                                                                        -------
                                                                                                                          8,969
                                                                                                                        -------
INDIANA - 4.9%
Allen County Indiana Jail Building Corporate Revenue ..............................        300     5.750    10/01/09        337
Franklin Township, Indiana School Building Corporate Revenue ......................        500     5.750    07/15/06        557
Indiana State Health Facilities Financing Authority Hospital Revenue ..............        325     4.500    02/15/05        330
Indiana State Health Facilities Financing Authority Hospital Revenue ..............        500     5.000    09/15/05        527
Indiana State Health Facilities Financing Authority Hospital Revenue,
 Series A (a) .....................................................................        495     5.000    11/01/02        508
Indiana State Health Facilities Financing Authority Hospital Revenue,
 Series A (a) .....................................................................          5     5.000    11/01/02          5
Indiana State Health Facilities Financing Authority Hospital Revenue,
 Series A (a) .....................................................................      1,250     5.000    12/01/03      1,315
Indiana State Health Facilities Financing Authority Hospital Revenue,
 Series D (b) .....................................................................      1,385     5.000    11/01/26      1,470
Indiana State Housing Finance Authority Mortgage Revenue, Series A ................        725     6.600    07/01/05        754
Indiana University Revenue, Series M ..............................................        500     5.750    08/01/10        562
Indianapolis, Indiana Thermal Energy System Revenue, Series A (a) .................        450     5.000    10/01/06        484
Monroe County, Indiana Hospital Authority Revenue (a) .............................        500     4.500    05/01/03        515
                                                                                                                        -------
                                                                                                                          7,364
                                                                                                                        -------
IOWA - 0.2%
Iowa State Financing Authority Health Care Facilities Revenue .....................        290     6.000    07/01/10        323
                                                                                                                        -------
KANSAS - 2.4%
Butler & Sedgwick Counties, Kansas University School District Number 385
 Andover General Obligation .......................................................        500     5.000    09/01/09        542
Kansas State Department of Transportation Highway Revenue .........................        300     7.250    03/01/04        331
Kansas State Department of Transportation Highway Revenue .........................        600     7.250    03/01/05        682
Kansas State Development Finance Authority Revenue ................................      1,000     5.500    11/01/11      1,112
La Cygne, Kansas Environmental Impact Revenue (a) .................................      1,000     3.900    03/01/15      1,011
                                                                                                                        -------
                                                                                                                          3,678
                                                                                                                        -------
LOUISIANA - 2.1%
De Soto Parish, Louisiana Pollution Control Revenue, Series A .....................        650     5.050    12/01/02        660
Jefferson Parish, Louisiana Hospital Service District Number 2
 Hospital Revenue (a) .............................................................      1,000     5.250    12/01/15      1,075
Louisiana State Energy & Power Authority Project Revenue ..........................        200     5.500    01/01/08        220
Plaquemines, Louisiana Port, Harbor & Terminal District Marine Terminal
 Facilities Revenue ...............................................................        235     5.000    09/01/07        244
Shreveport, Louisiana General Obligation, Zero Coupon (a) .........................      1,000     0.000    01/01/05        903
                                                                                                                        -------
                                                                                                                          3,102
                                                                                                                        -------

184 Tax Exempt Bond Fund

Tax Exempt Bond Fund
Statement of Net Assets, continued


                                                                                                           October 31, 2001

                                                                             PRINCIPAL
                                                                              AMOUNT                    DATE        VALUE
                                                                               (000)         RATE        OF         (000)
                                                                                 $            %        MATURITY       $
                                                                            -----------   ---------   ----------  --------
MARYLAND - 0.1%
Frederick County, Maryland Educational Facilities Revenue, Series A                 210      4.800     09/01/09        217
                                                                                                                  --------
MASSACHUSETTS - 3.0%
Massachusetts Bay Transportation Authority Revenue, Series C                        500      6.000     03/01/06        556
Massachusetts State Development Finance Agency Revenue                              235      5.125     12/01/11        244
Massachusetts State Development Finance Agency Revenue, Series B                    125      5.400     07/01/02        127
Massachusetts State Development Finance Agency Revenue, Series C (a)                360      5.750     08/01/05        388
Massachusetts State General Obligation, Series A                                    430      6.000     02/01/11        498
Massachusetts State Health & Educational Facilities Authority Revenue,
 Series B (a)(b)                                                                    370      4.549     01/01/21        373
Massachusetts State Industrial Finance Agency Resource Recovery Revenue,
 Series A                                                                           500      4.850     12/01/05        516
Massachusetts State Port Authority Revenue, Series A                                200      6.000     07/01/06        218
Massachusetts State Port Authority Revenue, Series A                                125      5.250     07/01/07        133
Massachusetts State Port Authority Revenue, Series A                                150      5.750     07/01/10        164
Massachusetts State Turnpike Authority Revenue, Series A                          1,100      5.000     01/01/13      1,188
                                                                                                                  --------
                                                                                                                     4,405
                                                                                                                  --------

MICHIGAN - 5.3%
Bishop International Airport Authority, Michigan Airport Revenue, Series B        1,000      5.000     12/01/10      1,041
Bishop International Airport Authority, Michigan Airport Revenue, Series B          985      5.250     12/01/11      1,037
Jackson County, Michigan Hospital Finance Authority Revenue, Series A (a)           300      4.375     06/01/02        304
Kent, Michigan Hospital Finance Authority Revenue, Series A                         250      5.250     01/15/07        266
Manistee, Michigan Area Public Schools General Obligation (a)                       235      6.000     05/01/08        266
Michigan State Building Authority Revenue, Series I                                 375      5.400     10/01/03        394
Michigan State Hospital Finance Authority Revenue, Series A (a)                     500      5.000     07/01/02        509
Michigan State Hospital Finance Authority Revenue, Series A                       1,000      5.500     10/01/04      1,080
Michigan State Hospital Finance Authority Revenue, Series A (a)                     250      5.000     05/15/07        268
Michigan State Hospital Finance Authority Revenue, Series B                       1,000      5.200     11/15/33      1,043
Michigan State Municipal Bond Authority Revenue                                     500      5.750     10/01/11        574
Michigan State Trunk Line, Series A                                               1,000      5.500     11/01/11      1,111
                                                                                                                  --------
                                                                                                                     7,893
                                                                                                                  --------

MINNESOTA - 1.3%
Minnesota State General Obligation                                                  500      6.000     08/01/05        555
Minnesota State Housing Finance Agency, Series H                                    920      6.700     01/01/18        960
St. Cloud, Minnesota Health Care Revenue, Series A                                  340      5.500     05/01/06        372
                                                                                                                  --------
                                                                                                                     1,887
                                                                                                                  --------

MISSISSIPPI - 0.7%
Mississippi State Capital Improvements General Obligation, Series A               1,000      6.000     07/01/05      1,107
                                                                                                                  --------

MISSOURI - 0.4%
Missouri State Housing Development Commission, Series II                            265      4.350     12/01/07        271
Southeast Missouri State University System Facilities Revenue (a)                   250      5.625     04/01/10        281
                                                                                                                  --------
                                                                                                                       552
                                                                                                                  --------

NEBRASKA - 0.8%
Nebraska State Public Power District Revenue                                      1,160      6.000     01/01/08      1,233
                                                                                                                  --------

                                                        Tax Exempt Bond Fund 185

TAX EXEMPT BOND FUND
STATEMENT OF NET ASSETS, CONTINUED

                                                                October 31, 2001

                                                                                PRINCIPAL
                                                                                  AMOUNT               DATE      VALUE
                                                                                  (000)     RATE        OF       (000)
                                                                                    $         %      MATURITY      $
                                                                                ---------   -----    --------   ------
NEVADA - 1.5%
Clark County, Nevada School District General Obligation                             1,000   5.250    06/15/10    1,086
Henderson, Nevada General Obligation, Series A (a)                                    475   6.000    06/01/06      529
Truckee Meadows, Nevada Water Authority Revenue, Series A                             500   5.500    07/01/11      555
                                                                                                                ------
                                                                                                                 2,170
                                                                                                                ------

NEW HAMPSHIRE - 0.8%
New Hampshire State Health & Education Facilities Authority Revenue                   275   6.500    07/01/10      297
New Hampshire State Higher Educational & Health Facilities Authority Revenue
 (Pre-refunded 03/01/03)(e)                                                           745   9.000    03/01/23      827
                                                                                                                ------
                                                                                                                 1,124
                                                                                                                ------

NEW JERSEY - 2.9%
New Jersey State Educational Facilities Authority Revenue, Series B                 1,000   5.750    09/01/10    1,143
New Jersey State Housing & Mortgage Finance Agency Revenue, Series 1                  488   6.000    11/01/02      495
New Jersey State Transportation Corporation, Series A (a)                             500   5.000    02/01/03      503
New Jersey State Transportation Trust Fund Authority Revenue, Series B              1,000   6.000    06/15/06    1,122
New Jersey State Transportation Trust Fund Authority Revenue, Series B                500   6.000    06/15/07      565
New Jersey State Turnpike Authority Revenue, Series A (a)                             500   5.500    01/01/09      556
                                                                                                                ------
                                                                                                                 4,384
                                                                                                                ------

NEW MEXICO - 1.6%
New Mexico State Highway Commission Tax Revenue                                     1,000   5.750    06/15/09    1,129
New Mexico State Highway Commission Tax Revenue, Series A                             570   5.500    06/15/06      626
Rio Rancho, New Mexico Water & Wastewater System Revenue, Series A                    500   8.000    05/15/04      565
                                                                                                                ------
                                                                                                                 2,320
                                                                                                                ------

NEW YORK - 8.1%
Long Island, New York Power Authority Electric System Revenue, Series A (a)           500   6.000    12/01/07      569
Metropolitan Transportation Authority, New York Service Contract Commuter
 Facilities, Series 7                                                                 500   5.300    07/01/05      541
Metropolitan Transportation Authority, New York Transit Facilities Revenue,
 Series R (d)                                                                         650   5.000    07/01/03      680
Municipal Assistance Corp., New York, New York Revenue, Series E                    1,000   4.700    07/01/02    1,018
Nassau County, New York Tobacco Settlement Corporation Revenue, Series A (b)          595   5.400    07/15/12      644
New York State Dormitory Authority Revenue (a)                                      1,900   7.000    07/01/09    2,206
New York State Dormitory Authority Revenue, Series 1                                  500   5.000    07/01/03      520
New York State Dormitory Authority Revenue, Series A                                  375   6.000    02/15/03      391
New York State Dormitory Authority Revenue, Series A                                  375   6.000    08/15/04      406
New York State Dormitory Authority Revenue, Series E                                1,000   5.500    02/15/03    1,038
New York, New York General Obligation, Series A                                       235   5.250    11/01/12      252
New York, New York General Obligation, Series E                                       500   5.300    08/01/03      523
New York, New York General Obligation, Series F                                       500   5.300    08/01/03      523
New York, New York General Obligation, Series H                                       750   5.250    08/01/03      784
Niagara County, New York Industrial Development Agency Solid Waste
 Disposal Revenue                                                                     350   5.550    11/15/24      363
Suffolk County, New York Judicial Facilities Agency Service Agreement Revenue         500   5.500    04/15/09      555
 (a)
TSASC Inc., New York Revenue, Series 1                                              1,000   5.500    07/15/13    1,078
                                                                                                                ------
                                                                                                                12,091
                                                                                                                ------


186 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                                October 31, 2001

                                                                                PRINCIPAL
                                                                                  AMOUNT              DATE      VALUE
                                                                                  (000)     RATE       OF       (000)
                                                                                    $         %     MATURITY      $
                                                                                ---------   -----   --------    -----
NORTH CAROLINA - 1.2%
North Carolina State Municipal Power Agency Number 1, Catawba
 Electric Revenue (a)                                                               1,500   6.000   01/01/12    1,728
                                                                                                                -----
OHIO - 3.6%
Cincinnati, Ohio Water System Revenue                                               1,780   5.500   12/01/08    1,983
Hamilton County, Ohio Sewer System Revenue, Series A (a)                              250   6.000   12/01/05      279
Jackson, Ohio Local School District Stark & Summit Counties, General Obligation,
 Zero Coupon                                                                          500   0.000   12/01/07      399
Ohio State Building Authority Adult Correctional Facilities Revenue, Series A         575   5.750   04/01/08      644
Ohio State Building Authority Revenue, Series A (a)                                   500   6.000   04/01/06      557
Ohio State Turnpike Commission Revenue, Series B                                      500   5.000   02/15/07      535
Richland County, Ohio Hospital Facilities Revenue, Series A                           300   5.400   11/15/03      312
Steubenville, Ohio Hospital Revenue                                                   280   5.700   10/01/10      303
University of Cincinnati, Ohio General Receipts, Series A (a)                         300   5.500   06/01/08      331
                                                                                                                -----
                                                                                                                5,343
                                                                                                                -----

OKLAHOMA - 0.3%
Oklahoma State Housing Finance Agency Single Family Revenue                           390   7.600   09/01/15      449
                                                                                                                -----

OREGON - 0.3%
Clackamas County, Oregon School District Number 62C General Obligation                435   6.000   06/15/11      503
                                                                                                                -----

PENNSYLVANIA - 2.4%
Allegheny County, Pennsylvania Port Authority Transit Revenue (a)                     250   5.500   03/01/17      268
Norwin, Pennsylvania School District General Obligation (a)                           250   6.000   04/01/20      289
Philadelphia, Pennsylvania Gas Works Revenue, Series A                                500   5.500   07/01/07      551
Philadelphia, Pennsylvania Water & Wastewater Revenue (a)                             500   6.750   08/01/05      565
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority Revenue, Series A        700   7.375   07/15/08      740
Swarthmore Boro, Pennsylvania College Revenue                                       1,000   5.500   09/15/11    1,116
                                                                                                                -----
                                                                                                                3,529
                                                                                                                -----

RHODE ISLAND - 0.6%
Rhode Island State Health & Educational Building Corporation Revenue (a)              785   5.500   04/01/17      861
                                                                                                                -----

SOUTH CAROLINA - 2.0%
Medical University South Carolina Hospital Facilities Revenue                         680   5.500   07/01/03      711
Richland Lexington, South Carolina District Airport Revenue, Series A                 250   5.000   01/01/06      266
Richland Lexington, South Carolina District Airport Revenue, Series A                 500   5.000   01/01/09      536
Richland Lexington, South Carolina District Airport Revenue, Series A                 440   5.000   01/01/10      472
South Carolina State Public Services Authority Revenue, Series A (a)                  375   5.500   01/01/11      418
Spartanburg County, South Carolina Health Services District Hospital Revenue,
 Series B (a)                                                                         500   6.000   04/15/07      559
                                                                                                                -----
                                                                                                                2,962
                                                                                                                -----

SOUTH DAKOTA - 0.9%
Sioux Falls, South Dakota Sales Tax Revenue, Series A (a)                             250   5.500   11/15/10      280
South Dakota State Housing Development Authority Revenue, Series A                  1,000   5.200   05/01/02    1,013
                                                                                                                -----
                                                                                                                1,293
                                                                                                                -----

                                                        Tax Exempt Bond Fund 187

TAX EXEMPT BOND FUND


                                                                                                          October 31, 2001

                                                                                PRINCIPAL
                                                                                 AMOUNT                  DATE      VALUE
                                                                                 (000)       RATE         OF       (000)
                                                                                   $           %       MATURITY      $
                                                                                ---------    -----     --------   -------
TENNESSEE - 2.2%
Metropolitan Government, Nashville & Davidson Counties, Tennessee Health &
 Educational Facilities Board Revenue, Series A                                      920     5.000     11/01/06      998
Shelby County, Tennessee General Obligation, Series A                              1,000     6.750     04/01/05    1,123
White House Utility District, Tennessee, Robertson & Sumner Counties
 Waterworks Revenue, Zero Coupon, Series B (a)                                       650     0.000     01/01/05      587
Williamson County, Tennessee General Obligation                                      500     6.000     03/01/06      555
                                                                                                                  ------
                                                                                                                   3,263
                                                                                                                  ------

TEXAS - 8.4%
Alvin Texas Independent School District General Obligation                           515     6.750     08/15/09      613
Alvin Texas Independent School District General Obligation                           545     6.750     08/15/10      655
Bell County, Texas Health Facilities Development Corp. Revenue                     1,010     5.000     11/15/03    1,042
Brazos River Authority, Texas Revenue, Series B                                    1,500     5.200     12/01/18    1,529
Houston, Texas General Obligation, Series C                                          720     5.900     03/01/03      728
Houston, Texas General Obligation, Series C (pre-refunded 03/01/02)(e)               280     5.900     03/01/03      284
Houston, Texas Hotel Occupancy Revenue                                               500     6.000     07/01/04      543
Houston, Texas Hotel Occupancy Tax & Special Revenue, Series B                     2,400               09/01/16    1,171
Matagorda County, Texas Navigation District Number 1 Pollution Control Revenue,
 Series A (b)                                                                      1,240     3.750     05/01/30    1,240
North Central, Texas Health Facilities Development Corp. Revenue                   1,050     5.500     04/01/05    1,136
Nueces County, Texas Corpus Christi Port Authority General Revenue                    85     5.350     11/01/10       86
Round Rock, Texas Independent School District General Obligation                   1,000     6.500     08/01/10    1,185
Round Rock, Texas Independent School District General Obligation                     750     6.500     08/01/11      891
Texas A&M University Permanent University Funding Revenue                          1,000     5.000     07/01/08    1,077
Waco,Texas Health Facilities Development Corp. Revenue, Series A                     250     5.200     11/15/06      270
                                                                                                                  ------
                                                                                                                  12,450
                                                                                                                  ------

UTAH - 2.0%
Intermountain Power Agency, Utah Power Supply Revenue, Series C                    1,000     4.700     07/01/02    1,016
Salt Lake City, Utah General Obligation                                            1,250     5.500     06/15/07    1,384
Utah State Board of Regents Revenue, Series A (a)                                    565     5.750     04/01/03      592
                                                                                                                  ------
                                                                                                                   2,992
                                                                                                                  ------

VIRGINIA - 1.7%
Fairfax County, Virginia Certificates of Participation                               200     5.750     04/15/13      221
Prince William County, Virginia Water & Sewer Service System Authority Revenue (a)   555     5.500     07/01/05      605
Virginia State Housing Development Authority Revenue, Series D                     1,000     6.050     07/01/10    1,074
Virginia State Public Building Authority Revenue, Series A                           500     5.750     08/01/07      561
                                                                                                                  ------
                                                                                                                   2,461
                                                                                                                  ------

WASHINGTON - 3.8%
CDP King County III, Washington Lease Revenue (a)                                    500     4.600     06/01/03      517
Clallam County, Washington Public Utility District Number 001 Electricity            385     5.000     01/01/08      411
 Revenue
King County, Washington Issaquah School District Number 411 General Obligation     1,000     5.500     12/01/05    1,091
Kitsap County, Washington General Obligation (a)                                     775     5.750     07/01/14      856
Washington State General Obligation, Series A                                        500     6.500     07/01/04      548
Washington State Public Power Supply System Nuclear Project Number 1 Revenue,
 Series A                                                                          1,000     7.000     07/01/08    1,176
Washington State Public Power Supply System Nuclear Project Number 3 Revenue,
 Series A                                                                          1,000     5.000     07/01/04    1,055
                                                                                                                  ------
                                                                                                                   5,654
                                                                                                                  ------

188 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                                October 31, 2001

                                                                                PRINCIPAL
                                                                                 AMOUNT                        DATE         VALUE
                                                                                 (000)           RATE           OF          (000)
                                                                                   $              %          MATURITY         $
                                                                               -----------    ----------    ----------    ----------
WEST VIRGINIA - 0.6%
South Charleston, West Virginia Pollution Control Revenue                          700          7.625        08/01/05           783
West Virginia State Hospital Finance Authority Revenue                             150          6.500        09/01/05           165
                                                                                                                          ---------
                                                                                                                                948
                                                                                                                          ---------

WISCONSIN - 1.6%
Oconto Falls, Wisconsin Public School District General Obligation, Series A        750          5.750        03/01/13           839
Wisconsin State General Obligation, Series 2                                       625          5.125        11/01/11           685
Wisconsin State Health & Educational Facilities Authority Revenue                   70          5.000        07/01/06            72
Wisconsin State Housing & Economic Development Authority Revenue, Series A         700          6.850        11/01/12           717
                                                                                                                          ---------
                                                                                                                              2,313
                                                                                                                          ---------

TOTAL MUNICIPAL BONDS
(cost $139,570)                                                                                                             146,011
                                                                                                                          ---------

SHORT-TERM INVESTMENTS - 1.6%
Frank Russell Investment Company Tax Free Money Market Fund (c)                  2,445                                        2,445
                                                                                                                          ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,445)                                                                                                                 2,445
                                                                                                                          ---------

TOTAL INVESTMENTS - 99.6%
(identified cost $142,015)                                                                                                  148,456

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                                        541
                                                                                                                          ---------

NET ASSETS - 100.0%                                                                                                         148,997
                                                                                                                          =========

(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) Adjustable or floating rate security.
(c) At net asset value.
(d) Forward commitment.
(e) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

Abbreviations:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
MBIA - Municipal Bond

  See accompanying notes which are an integral part of the financial statements.

                                                        Tax Exempt Bond Fund 189

TAX EXEMPT BOND FUND

                                                                October 31, 2001

QUALITY RATINGS AS A % OF VALUE (Unaudited)

AAA                                                                  51%
AA                                                                   25
A                                                                    17
BBB                                                                   7
                                                                -------
                                                                    100%
                                                                =======

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE (Unaudited)

General Obligation                                                   25%
Other                                                                16
Healthcare Revenue                                                   16
Utility Revenue                                                      15
State & Community Lease                                               8
Universities                                                          7
Housing Revenue                                                       6
Pollution Control Revenue                                             3
Refunded & Special Obligation                                         2
Cash Equivalents                                                      2
                                                                -------
                                                                    100%
                                                                =======

See accompanying notes which are an integral part of the financial statements.

190 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                October 31, 2001

ASSETS
Investments at market (identified cost $142,015).................... $  148,456
Cash ...............................................................        500
Receivables:
  Dividends and interest ...........................................      2,218
  Investments sold .................................................        310
  Fund shares sold .................................................        164
                                                                     ----------
    Total assets ...................................................    151,648

LIABILITIES
Payables:
  Investments purchased (regular settlement) ............ $    1,691
  Investments purchased (delayed settlement) ............        780
  Fund shares redeemed ..................................         62
  Accrued fees to affiliates ...........................          69
  Other accrued expenses ...............................          49
                                                          ----------

    Total liabilities ..............................................      2,651
                                                                     ----------

NET ASSETS .........................................................   $148,997
                                                                     ==========

NET ASSETS CONSIST OF:
Undistributed net investment income ................................ $      349
Accumulated realized  gain (loss) ..................................     (2,465)
Unrealized appreciation (depreciation) on investments ..............      6,441
Shares of beneficial interest ......................................         68
Additional paid-in capital .........................................    144,604
                                                                     ----------
NET ASSETS ......................................................... $  148,997
                                                                     ==========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($2,247,746 divided by 103,288 shares of $.01 par value
   shares of beneficial interest outstanding) ...................... $    21.76
                                                                     ==========
  Class E ($6,397,825 divided by 293,360 shares of $.01 par value
   shares of beneficial interest outstanding) ...................... $    21.81
                                                                     ==========
  Class S ($140,351,829 divided by 6,442,580 shares of $.01 par
   value shares of beneficial interest outstanding) ................ $    21.79
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund 191

TAX EXEMPT BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Interest ........................................................  $    6,483
  Dividends from Tax Free Money  Market Fund ......................         102
  Dividends .......................................................           8
                                                                     ----------
    Total investment income .......................................       6,593

EXPENSES
  Advisory fees .......................................  $      414
  Administrative fees .................................          70
  Custodian fees ......................................         103
  Distribution fees - Class C .........................          11
  Transfer agent fees .................................          32
  Professional fees ...................................          31
  Registration fees ...................................          48
  Shareholder servicing fees - Class C ................           4
  Shareholder servicing fees - Class E ................          13
  Trustees' fees ......................................          13
  Miscellaneous .......................................          33
                                                         ----------
  Expenses before reductions ..........................         772
  Expense reductions ..................................          (4)
                                                         ----------
    Expenses, net .................................................         768
                                                                     ----------
Net investment income .............................................       5,825

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ...........................         392
Net change in unrealized appreciation (depreciation)
 on investments ...................................................       5,771
                                                                     ----------
Net realized and unrealized gain (loss) ...........................       6,163
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............  $   11,988
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

192 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       FISCAL YEAR ENDED     TEN MONTHS ENDED        YEAR ENDED
                                                                       OCTOBER 31, 2001      OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                       -----------------     ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .............................................  $           5,825     $          5,059     $           5,693
  Net realized gain (loss) ..........................................                392                 (747)               (1,498)
  Net change in unrealized appreciation (depreciation) ..............              5,771                3,182                (5,063)
                                                                       -----------------     ----------------     -----------------
    Net increase (decrease) in net assets from operations ...........             11,988                7,494                  (868)

DISTRIBUTIONS
  From net investment income
    Class C .........................................................                (47)                 (16)                   (7)
    Class E .........................................................               (202)                (113)                  (77)
    Class S .........................................................             (5,636)              (4,377)               (5,753)
                                                                       -----------------     ----------------     -----------------
      Net decrease in net assets from distributions .................             (5,885)              (4,506)               (5,837)
                                                                       -----------------     ----------------     -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions .....              9,585                3,033                 5,034
                                                                       -----------------     ----------------     -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................             15,688                6,021               (1,671)

NET ASSETS
  Beginning of period ...............................................            133,309              127,288               128,959
                                                                       -----------------     ----------------     -----------------
  End of period (including undistributed net investment income of
   $349, $409and $144, respectively) ................................  $         148,997     $        133,309     $         127,288
                                                                       =================     ================     =================

See accompanying notes which are an integral part of the financial statements.



                                                        Tax Exempt Bond Fund 193

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                       2001*    2000**  1999***
                                                      -------  -------  -------

NET ASSET VALUE, BEGINNING OF PERIOD................  $ 20.83  $ 20.45  $ 21.38
                                                      -------  -------  -------

INCOME FROM OPERATIONS
  Net investment income (a).........................      .68      .59      .45
  Net realized and unrealized gain (loss)...........      .95      .32     (.84)
                                                      -------  -------  -------
    Total income from operations....................     1.63      .91     (.39)
                                                      -------  -------  -------

DISTRIBUTIONS
  From net investment income........................     (.70)    (.53)    (.54)
                                                      -------  -------  -------

NET ASSET VALUE, END OF PERIOD......................  $ 21.76  $ 20.83  $ 20.45
                                                      =======  =======  =======

TOTAL RETURN (%) (b)................................     7.95     4.53    (1.82)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..........    2,248      780      474

  Ratios to average net assets (%) (c):
    Operating expenses..............................     1.53     1.64     1.57
    Net investment income...........................     3.18     3.48     3.12

  Portfolio turnover rate (%).......................    31.16    38.16   119.34

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

194 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              2001*      2000**      1999***
                                                                            -------     -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD ...................................    $ 20.87     $ 20.47      $ 21.19
                                                                            -------     -------      -------
INCOME FROM OPERATIONS
  Net investment income (a)  ...........................................        .84         .71          .50
  Net realized and unrealized gain (loss) ..............................        .95         .33         (.71)
                                                                            -------     -------      -------
    Total income from operations .......................................       1.79        1.04         (.21)
                                                                            -------     -------      -------

DISTRIBUTIONS
  From net investment income ...........................................       (.85)       (.64)        (.51)
                                                                            -------     -------      -------
NET ASSET VALUE, END OF PERIOD .........................................    $ 21.81     $ 20.87      $ 20.47
                                                                            =======     =======      =======
TOTAL RETURN (%)(b) ....................................................       8.77        5.17         (.99)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .............................      6,398       3,445        2,854

  Ratios to average net assets (%)(c):
    Operating expenses .................................................        .78         .89          .82
    Net investment income ..............................................       3.93        4.08         3.76

  Portfolio turnover rate (%)  ........................................       31.16       38.16       119.34

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                        Tax Exempt Bond Fund 195

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                YEARS ENDED DECEMBER 31,
                                                                          ----------------------------------
                                                         2001*    2000**    1999     1998    1997      1996
                                                        -------  -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $ 20.84  $ 20.42  $ 21.39  $ 21.19  $ 21.02  $ 21.24
                                                        -------  -------  -------  -------  -------  -------
INCOME FROM OPERATIONS
  Net investment income (a)...........................      .89      .75      .84      .81      .84      .85
  Net realized and unrealized gain (loss).............      .96      .33     (.95)     .19      .18     (.21)
                                                        -------  -------  -------  -------  -------  -------
    Total income from operations......................     1.85     1.08     (.11)    1.00     1.02      .64
                                                        -------  -------  -------  -------  -------  -------

DISTRIBUTIONS
  From net investment income..........................     (.90)    (.66)    (.86)    (.80)    (.85)    (.86)
                                                        -------  -------  -------  -------  -------  -------

NET ASSET VALUE, END OF PERIOD........................  $ 21.79  $ 20.84  $ 20.42  $ 21.39  $ 21.19  $ 21.02
                                                        =======  =======  =======  =======  =======  =======

TOTAL RETURN (%)(b)...................................     9.09     5.37     (.52)    4.82     4.92     3.07

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)............  140,352  129,084  123,960  128,959   83,076   66,344

  Ratios to average net assets (%)(c):
    Operating expenses................................      .53      .64      .57      .72      .71      .75
    Net investment income.............................     4.21     4.32     3.99     3.80     3.99     4.02

  Portfolio turnover rate (%).........................    31.16    38.16   119.34    74.42    40.79    74.34


*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

196 Tax Exempt Bond Fund

TAX-MANAGED LARGE CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

OBJECTIVE: To provide capital growth on an after tax basis by investing principally in equity securities.

INVESTS IN: US equity securities.

STRATEGY: The Fund seeks to achieve superior stock in a risk-controlled portfolio while minimizing the impact of taxes by explicitly integrating the tax implications of portfolio activities on after-tax returns.

                         GROWTH OF A $10,000 INVESTMENT

Dates             Tax-Managed Large Cap - Class S       S&P 500(R)**
-----             -------------------------------       ------------
Inception*                  $10,000                      $10,000
1996                        $10,030                      $10,279
1997                        $13,260                      $13,602
1998                        $16,239                      $16,597
1999                        $20,271                      $20,876
2000                        $21,284                      $22,140
2001                        $16,207                      $16,623

                       YEARLY PERIODS ENDED OCTOBER 31

TAX-MANAGED LARGE CAP FUND - CLASS S

  PERIODS ENDED          GROWTH OF             TOTAL
     10/31/01             $10,000             RETURN
-----------------      ------------       -------------
1 Year                 $      7,614          (23.86)%
5 Years                $     16,158           10.07%(S)
Inception              $     16,207           10.00%(S)


TAX-MANAGED LARGE CAP FUND - CLASS C++++

  PERIODS ENDED          GROWTH OF             TOTAL
     10/31/01             $10,000             RETURN
-----------------      ------------       -------------
1 Year                 $      7,544          (24.57)%
5 Years                $     15,853            9.65%(S)
Inception              $     15,900            9.58%(S)

TAX-MANAGED LARGE CAP FUND - CLASS E++

  PERIODS ENDED          GROWTH OF             TOTAL
    10/31/01              $10,000             RETURN
-----------------      ------------       ------------
1 Year                 $      7,599          (21.10)%
5 Years                $     16,125           10.02%(S)
Inception              $     16,173            9.95%(S)


STANDARD & POORS(R)500 COMPOSITE STOCK PRICE INDEX

  PERIODS ENDED          GROWTH OF             TOTAL
     10/31/01             $10,000             RETURN
-----------------      ------------       ------------
1 Year                 $      7,508          (24.92)%
5 Years                $     16,172           10.09%(S)
Inception              $     16,623           10.52%(S)


198 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Tax-Managed Large Cap Fund Class S, Class E and Class C shares lost 23.86%, 21.10% and 24.57%, respectively. This compared to a loss of 24.92% for the S&P 500(R) Index during the same period.

The Fund's performance as a tax efficient investment vehicle, given its sector neutral approach, was solid in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

J.P. Morgan, the Fund's manager, was able to harvest losses during market excesses in order to upgrade overall portfolio quality.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security resulted in a high level of sector and market volatility, which impacted the Fund's performance. Value stocks outperformed growth issues for most of the period. As expected in a declining market, the Fund's fully invested posture cost some excess returns, however this was offset by the Fund's slight valuation bias.

Towards the end of calendar 2000, the Fund benefited from its slight overweight positions in the integrated oil, materials and processing, and transportation sectors and an underweight in technology. By early September 2001, the Fund began to favor securities more sensitive to market volatility (higher beta stocks). After the terrorist attacks on September 11, J.P. Morgan reduced its emphasis on higher beta stocks as specific stock risk levels rose dramatically. The manager also tightened risk controls.

The Fund favored companies with slightly discounted price-to-earnings ratios and above average expected earnings growth. The capitalization bias resulted in a 4% underweight to the largest capitalization tier relative to its benchmark, yet all sector weightings remained within 1% of benchmark weightings.

The annual turnover rate remained at its customary level of approximately 50%.

During the period, Chase acquired J.P. Morgan with no perceived negative effect on J.P. Morgan's ability to fulfill its mandate in the Fund.

   TOP TEN EQUITY HOLDINGS
   (as a percent of Total Investments)                          October 31, 2001

   General Electric Co.                                             4.2%
   Microsoft Corp.                                                  3.4
   Citigroup, Inc.                                                  3.4
   Pfizer, Inc.                                                     3.1
   Exxon Mobil Corp.                                                2.9
   International Business Machines Corp.                            2.4
   Philip Morris Cos., Inc.                                         2.4
   ChevronTexaco Corp.                                              2.4
   Tyco International, Ltd.                                         2.3
   Wal-Mart Stores, Inc.                                            2.0

   PORTFOLIO CHARACTERISTICS

                                                                October 31, 2001

   Current P/E Ratio                                              20.8x
   Portfolio Price/Book Ratio                                     3.42x
   Market Capitalization - $-Weighted Average                105.93 Bil
   Number of Holdings                                               168


   MONEY MANAGER                                   STYLE

   J.P. Morgan Investment Management, Inc.    Market-Oriented

 * The Fund commenced operations on October 7, 1996. Index comparison began October 1, 1996.

 ** The Standard & Poor's(R) 500 Composite Stock Price Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

 ++ Tax-Managed Small Cap Fund Class S performance has been linked with Class E to provide historical perspective. For the period December 8, 2000 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax-Managed Large Cap Fund Class S performance has been linked with Class C to provide historical perspective. For the period December 6, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

 (s) Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                  Tax-Managed Large Cap Fund 199

TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                 ---------        ------
COMMON STOCKS - 97.8%
AUTO AND TRANSPORTATION - 1.1%
Burlington Northern Santa Fe Corp.                  65,000         1,747
C.H. Robinson Worldwide, Inc.                       78,700         2,106
Delphi Automotive Systems Corp.                     11,100           129
Delta Air Lines, Inc.                                3,900            89
General Motors Corp.                                29,300         1,211
                                                                  ------
                                                                   5,282
                                                                  ------
CONSUMER DISCRETIONARY - 12.9%
Abercrombie & Fitch Co. Class A (a)                 11,700           220
AOL Time Warner, Inc. (a)                          237,075         7,398
Bed Bath & Beyond, Inc. (a)                         26,300           659
Cendant Corp. (a)                                  112,100         1,453
Eastman Kodak Co.                                   12,900           330
eBay, Inc. (a)                                       5,500           289
Estee Lauder Cos., Class A                           2,000            65
Federated Department Stores, Inc. (a)               62,700         2,006
Gannett Co., Inc.                                   29,700         1,877
Gemstar-TV Guide International, Inc. (a)            86,600         1,755
Gillette Co. (The)                                  34,900         1,085
Hasbro, Inc.                                        62,800         1,041
Home Depot, Inc. (The)                             156,900         5,998
Jones Apparel Group, Inc. (a)                       72,400         1,998
Kimberly-Clark Corp.                                43,600         2,420
Kohl's Corp. (a)                                    15,500           862
Liberty Media Corp. (a)                            128,700         1,505
Marriott International, Inc. Class A                 8,600           269
Mattel, Inc. (a)                                   202,800         3,839
May Department Stores Co.                            8,100           255
McDonald's Corp.                                    49,100         1,280
Starwood Hotels & Resorts
 Worldwide, Inc. Class B                            27,400           604
Target Corp.                                        94,400         2,941
TJX Cos., Inc.                                     104,000         3,515
Viacom, Inc. Class B (a)                           134,900         4,925
Wal-Mart Stores, Inc.                              175,700         9,031
Waste Management, Inc.                              58,900         1,443
                                                                  ------
                                                                  59,063
                                                                  ------
CONSUMER STAPLES - 7.8%
Coca-Cola Co. (The)                                104,500         5,004
Colgate-Palmolive Co.                                7,600           437
Heinz (H.J.) Co.                                    18,600           789
Kraft Foods, Inc.                                    4,200           142
Kroger Co. (a)                                      15,000           367
PepsiCo, Inc.                                       67,170         3,272
Philip Morris Cos., Inc.                           236,300        11,059
Procter & Gamble Co.                                94,900         7,002
Safeway, Inc. (a)                                  130,500         5,435
SYSCO Corp.                                          4,600           111
Unilever NV                                         43,525         2,262
                                                                  ------
                                                                  35,880
                                                                  ------
FINANCIAL SERVICES - 17.6%
AFLAC, Inc.                                         37,900           927
AMBAC Financial Group, Inc.                         80,050         3,842
American International Group, Inc.                  95,208         7,483
Bank of America Corp.                               18,400         1,085
Bank One Corp.                                     155,400         5,158
Capital One Financial Corp.                         62,400         2,578
CIGNA Corp.                                         79,800         5,817
Citigroup, Inc.                                    345,534        15,729
Countrywide Credit Industries, Inc.                 64,100         2,560
E*TRADE Group, Inc. (a)                            164,600         1,075
Federal Home Loan Mortgage Corp.                    28,400         1,926
Federal National Mortgage Association               57,900         4,688
Golden State Bancorp, Inc.                          78,000         1,978
Goldman Sachs Group, Inc.                           29,000         2,267
Greenpoint Financial Corp.                         129,700         4,157
Instinet Group Inc. (a)                             37,600           361
MBIA, Inc.                                          51,400         2,367
Merrill Lynch & Co., Inc.                           15,800           691
PNC Bank Corp.                                      31,000         1,702
Schwab (Charles) Corp.                             127,800         1,646
Stilwell Financial, Inc.                            47,800           961
TD Waterhouse Group, Inc. (a)                       82,300           779
Torchmark Corp.                                     25,900           959
U.S. Bancorp                                       168,671         2,999
UnumProvident Corp.                                  3,500            79
Wachovia Corp. (a)                                 156,100         4,464
Washington Mutual, Inc.                              7,072           214
Wilmington Trust Corp.                              39,900         2,266
                                                                  ------
                                                                  80,758
                                                                  ------
HEALTH CARE - 14.7%
Abbott Laboratories                                 51,500         2,728
American Home Products Corp.                        80,500         4,494
Amgen, Inc. (a)                                     69,100         3,926
Bard (C.R.), Inc.                                   15,900           873
Baxter International, Inc.                          53,200         2,573
Becton, Dickinson & Co.                             77,700         2,782
Bristol-Myers Squibb Co.                            17,500           935
Cardinal Health, Inc.                               19,100         1,282
Forest Labs, Inc. (a)                               26,700         1,986
Guidant Corp. (a)                                   11,600           482
HCA-The Healthcare Co.                              42,600         1,690
Human Genome Sciences, Inc. (a)                     47,300         2,016
Johnson & Johnson                                  110,206         6,382
Lilly (Eli) & Co.                                   67,200         5,141


200 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER          VALUE
                                                    OF             (000)
                                                   SHARES            $
                                                 ---------        ------
Merck & Co., Inc.                                   86,500         5,520
Pfizer, Inc.                                       342,300        14,343
Pharmacia Corp.                                     58,900         2,387
Schering-Plough Corp.                              124,300         4,621
Tenet Healthcare Corp. (a)                          44,200         2,542
Vertex Pharmaceuticals, Inc. (a)                    29,200           715
                                                                  ------
                                                                  67,418
                                                                  ------
INTEGRATED OILS - 6.3%
ChevronTexaco Corp. (a)                            124,361        11,012
Conoco, Inc. (a)                                    79,800         2,051
Exxon Mobil Corp.                                  337,004        13,294
Royal Dutch Petroleum Co.                           52,200         2,637
                                                                  ------
                                                                  28,994
                                                                  ------
MATERIALS AND PROCESSING - 4.8%
Alcan Aluminum, Ltd.                                49,100         1,500
Alcoa, Inc.                                         99,256         3,203
Dow Chemical Co.                                    72,836         2,422
Masco Corp.                                          2,800            56
PPG Industries, Inc.                                58,700         2,866
Praxair, Inc.                                       24,300         1,146
Rohm & Haas Co.                                     12,300           399
Tyco International, Ltd.                           217,418        10,684
                                                                  ------
                                                                  22,276
                                                                  ------
MISCELLANEOUS - 5.2%
Eaton Corp.                                          5,000           327
General Electric Co.                               523,200        19,050
Georgia-Pacific Group                                5,800           161
Johnson Controls, Inc.                              60,600         4,383
                                                                  ------
                                                                  23,921
                                                                  ------
OTHER ENERGY - 1.2%
Anadarko Petroleum Corp.                            11,900           679
Cooper Cameron Corp. (a)                             8,200           320
Dynegy, Inc. Class A                                37,900         1,361
El Paso Corp.                                       45,400         2,227
Global Marine, Inc. (a)                             49,200           792
Rowan Cos., Inc. (a)                                11,100           187
                                                                  ------
                                                                   5,566
                                                                  ------
PRODUCER DURABLES - 1.5%
American Tower Corp. Class A (a)                    27,800           306
Applied Materials, Inc. (a)                         69,700         2,378
B.F. Goodrich Co.                                   28,900           617
Grainger (W.W.), Inc.                               15,300           662
United Technologies Corp.                           50,900         2,743
                                                                  ------
                                                                   6,706
                                                                  ------
TECHNOLOGY - 16.2%
Akamai Technologies, Inc. (a)                       22,300            70
Altera Corp. (a)                                    36,900           745
Applera Corp. - Applied
 Biosystems Group                                   12,700           371
Automatic Data Processing, Inc.                     30,400         1,570
CIENA Corp. (a)                                     44,000           715
Cisco Systems, Inc. (a)                            421,300         7,128
Citrix Systems, Inc. (a)                             2,600            61
COMPAQ Computer Corp.                               77,000           674
Computer Associates International, Inc.              9,300           288
Corning, Inc.                                       23,300           188
Dell Computer Corp. (a)                             81,400         1,952
Electronic Data Systems Corp.                       21,900         1,410
EMC Corp. (a)                                       58,800           724
Hewlett-Packard Co.                                 70,600         1,188
Intel Corp.                                        341,900         8,349
International Business Machines Corp.              103,200        11,154
Linear Technology Corp.                             28,000         1,086
Lucent Technologies, Inc.                          130,000           871
Maxim Integrated Products, Inc. (a)                  4,200           192
Micron Technology, Inc. (a)                         31,800           724
Microsoft Corp. (a)                                271,900        15,812
Motorola, Inc.                                     202,200         3,310
NCR Corp. (a)                                      117,500         4,165
Oracle Corp. (a)                                   199,300         2,703
Peregrine Systems, Inc. (a)                         29,400           425
QUALCOMM, Inc. (a)                                  40,600         1,994
Siebel Systems, Inc. (a)                            15,500           253
Sun Microsystems, Inc. (a)                         214,700         2,179
Texas Instruments, Inc.                             67,000         1,875
Veritas Software Corp. (a)                          28,822           818
Xilinx, Inc. (a)                                    43,400         1,320
                                                                  ------
                                                                  74,314
                                                                  ------
UTILITIES - 8.5%
AT&T Corp.                                          73,519         1,121
AT&T Wireless Services, Inc. (a)                    78,036         1,127
BellSouth Corp.                                     42,000         1,554
Cinergy Corp.                                       65,800         1,986
CMS Energy Corp.                                   107,400         2,310
Comcast Corp. Special Class A (a)                   34,500         1,236
DTE Energy Co.                                      34,000         1,417
Edison International (a)                            85,200         1,211
Entergy Corp.                                       33,800         1,313
Nextel Communications, Inc. Class A (a)             90,900           723
PG&E Corp.                                         108,200         1,954
Pinnacle West Capital Corp.                         44,800         1,888
Qwest Communications International, Inc.           129,888         1,682
SBC Communications, Inc.                           129,666         4,942



                                                  Tax-Managed Large Cap Fund 201

TAX-MANAGED LARGE CAP FUND

                                                                October 31, 2001

                                                          MARKET
                                           NUMBER         VALUE
                                             OF           (000)
                                           SHARES           $
                                         ----------      -------

Sprint Corp. (PCS Group) (a)              121,700          2,715
Verizon Communications, Inc.              160,094          7,975
Wisconsin Energy Corp.                     51,100          1,135
WorldCom, Inc. - MCI Group                 54,003            640
WorldCom, Inc. - WorldCom Group (a)       147,585          1,985
                                                         -------
                                                          38,914
                                                         -------
TOTAL COMMON STOCKS
(cost $426,650)                                          449,092
                                                         -------

                                          PRINCIPAL
                                           AMOUNT
                                           (000)
                                             $
                                         ---------
SHORT-TERM INVESTMENTS - 2.0%
Frank Russell Investment Company
  Money Market Fund (b)                     7,990          7,990
United States Treasury Bills (c)(d)(e)
  2.070% due 12/20/01                       1,400          1,396
                                                         -------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,386)                                              9,386
                                                         -------

TOTAL INVESTMENTS - 99.8%
(identified cost $436,036)                               458,478

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                 1,049
                                                         -------
NET ASSETS - 100.0%                                      459,527
                                                         =======




                                          NOTIONAL         UNREALIZED
                                           AMOUNT         APPRECIATION
                                           (000)         (DEPRECIATION)
FUTURES CONTRACTS                            $               (000)
                                         ---------       --------------
S&P 500 Index
  expiration date 12/01                    10,872        $        (227)
                                                         --------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                    $        (227)
                                                         ==============


(a) Nonincome-producing security.
(b) At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted as yield-to-maturity from date of acquisition.
(e) At amortized cost, which approximates market.










See accompanying notes which are an integral part of the financial statements.

202 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (identified cost $436,036).................... $  458,478
Receivables:
  Dividends.........................................................        362
  Investments sold..................................................      1,717
  Fund shares sold..................................................      2,304
  From Advisor......................................................         97
  Daily variation margin on futures contracts.......................         34
                                                                     ----------

    Total assets....................................................    462,992

LIABILITIES
Payables:
  Investments purchased..................................... $ 2,553
  Fund shares redeemed......................................     429
  Accrued fees to affiliates................................     375
  Other accrued expenses....................................     108
                                                             -------

    Total liabilities...............................................      3,465
                                                                     ----------

NET ASSETS.......................................................... $  459,527
                                                                     ==========

NET ASSETS CONSIST OF:
Undistributed net investment income................................. $    1,739
Accumulated net realized gain (loss)................................    (56,693)
Unrealized appreciation (depreciation) on:
  Investments.......................................................     22,442
  Futures contracts.................................................       (227)
Shares of beneficial interest.......................................        291
Additional paid-in capital..........................................    491,975
                                                                     ----------

NET ASSETS.......................................................... $  459,527
                                                                     ==========

NET ASSET VALUE, offering and redemption price per share:
  Class C ($7,610,897 divided by 487,943 shares of $.01 par value
   shares of beneficial interest outstanding)....................... $    15.60
                                                                     ==========
  Class E ($3,358,986 divided by 212,856 shares of $.01 par value
   shares of beneficial interest outstanding)....................... $    15.78
                                                                     ==========
  Class S ($448,556,643 divided by 28,371,040 shares of $.01 par
   value shares of beneficial interest outstanding)................. $    15.81
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Large Cap Fund 203

TAX-MANAGED LARGE CAP FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends ...................................................... $      7,141
  Dividends from Money Market Fund ...............................          330
  Interest........................................................           50
                                                                   -------------
    Total investment income.......................................        7,521

EXPENSES
  Advisory fees ....................................... $   3,966
  Administrative fees .................................       273
  Custodian fees ......................................       233
  Distribution fees - Class C .........................        56
  Transfer agent fees .................................       287
  Professional fees ...................................        41
  Registration fees ...................................        90
  Shareholder servicing fees - Class C ................        19
  Shareholder servicing fees - Class E ................         6
  Trustees' fees ......................................        16
  Amortization of deferred organization expenses ......         4
  Miscellaneous .......................................        82
                                                        ---------
  Expenses before reductions ..........................     5,073
  Expense reductions ..................................        (1)
    Expenses, net ................................................        5,072
                                                                   ------------
Net investment income ............................................        2,449

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments .........................................   (37,794)
  Futures contracts ...................................    (1,676)      (39,470)
                                                        ---------
Net change in unrealized appreciation (depreciation)
 on:
  Investments .........................................  (119,506)
  Futures contracts ...................................      (257)     (119,763)
                                                        ---------  ------------
Net realized and unrealized gain (loss) ..........................     (159,233)
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............ $   (156,784)
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

204 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     FISCAL YEAR ENDED     TEN MONTHS ENDED        YEAR ENDED
                                                                      OCTOBER 31, 2001     OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                     -----------------     -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .........................................    $           2,449     $           2,403     $          3,029
  Net realized gain (loss) ......................................              (39,470)              (13,894)              (2,561)
  Net change in unrealized appreciation (depreciation) ..........             (119,763)                4,078               65,555
                                                                     -----------------     -----------------    -----------------
    Net increase (decrease) in net assets from operations .......             (156,784)               (7,413)              66,023
                                                                     -----------------     -----------------    -----------------
DISTRIBUTIONS
  From net investment income
    Class C .....................................................                   --                    --                   (2)
    Class E .....................................................                   (4)                   --                   --
    Class S .....................................................               (3,110)                 (141)              (2,888)
                                                                     -----------------     -----------------    -----------------
      Net decrease in net assets from distributions .............               (3,114)                 (141)              (2,890)
                                                                     -----------------     -----------------    -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions..              (61,631)              122,301              197,724
                                                                     -----------------     -----------------    -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .....................             (221,529)              114,747              260,857

NET ASSETS
  Beginning of period ...........................................              681,056               566,309              305,452
                                                                     -----------------     -----------------    -----------------
  End of period (including undistributed net investment income of
   $1,739, $2,402 and $140, respectively) .......................    $         459,527     $         681,056    $         566,309
                                                                     =================     =================    =================

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Large Cap Fund 205

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                            2001*      2000**     1999***
                                                          --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .................... $  20.68    $  21.17    $  20.92
                                                          --------    --------    --------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)**** ....................     (.10)       (.10)         --
 Net realized and unrealized gain (loss) ................    (4.98)       (.39)        .35
                                                          --------    --------    --------
  Total income from operations ..........................    (5.08)       (.49)        .35
                                                          --------    --------    --------
DISTRIBUTIONS
 From net investment income .............................       --          --        (.10)
                                                          --------    --------    --------
NET ASSET VALUE, END OF PERIOD .......................... $  15.60     $ 20.68    $  21.17
                                                          ========    ========    ========
TOTAL RETURN (%)(b) .....................................   (24.57)      (2.30)       2.24

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ...............    7,611       6,596         308

 Ratios to average net assets (%)(c):
  Operating expenses ....................................     1.88        1.86        1.57
  Net investment income (loss) ..........................     (.56)       (.58)       (.28)

 Portfolio turnover rate (%) ............................    52.57       43.48       48.35

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period December 1, 1999 (commencement of sale) to December 31,
     1999.
**** Less than $.01 per share for the period ended December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

206 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                    2001*
                                                                                  --------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................  $  20.10
                                                                                  --------
INCOME FROM OPERATIONS
  Net investment income (a) ....................................................       .03
  Net realized and unrealized gain (loss) ......................................     (4.25)
                                                                                  --------
    Total income from operations ...............................................     (4.22)
                                                                                  --------
DISTRIBUTIONS
  From net investment income ...................................................      (.10)
                                                                                  --------
NET ASSET VALUE, END OF PERIOD .................................................  $  15.78
                                                                                  ========
TOTAL RETURN (%)(b) ............................................................    (21.10)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .....................................     3,359

  Ratios to average net assets (%)(c):
    Operating expenses .........................................................      1.15
    Net investment income ......................................................       .16

  Portfolio turnover rate (%) ..................................................     52.57

*    For the period December 8, 2000 (commencement of sale) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

                                                  Tax-Managed Large Cap Fund 207

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                  YEARS ENDED DECEMBER 31,
                                                                                       --------------------------------------------
                                                                 2001*      2000**       1999        1998       1997       1996***
                                                               --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ........................  $  20.87    $  21.17    $  18.26    $  13.90    $  10.61    $  10.00
                                                               --------    --------    --------    --------    --------    --------
INCOME FROM OPERATIONS
  Net investment income (a) .................................       .08         .08         .14         .10         .08         .03
  Net realized and unrealized gain (loss) ...................     (5.04)       (.37)       2.88        4.35        3.28         .61
                                                               --------    --------    --------    --------    --------    --------
    Total income from operations ............................     (4.96)       (.29)       3.02        4.45        3.36         .64
                                                               --------    --------    --------    --------    --------    --------
DISTRIBUTIONS
  From net investment income ................................      (.10)       (.01)       (.11)       (.08)       (.07)       (.03)
  From net realized gain ....................................        --          --        (.01)         --          --          --
                                                               --------    --------    --------    --------    --------    --------
    Total distributions .....................................      (.10)       (.01)       (.11)       (.09)       (.07)       (.03)
                                                               --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ..............................  $  15.81    $  20.87    $  21.17    $  18.26    $  13.90    $  10.61
                                                               ========    ========    ========    ========    ========    ========
TOTAL RETURN (%)(b) .........................................    (23.86)      (1.39)      16.57       32.08       31.73        6.10

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..................   448,557     674,460     566,001     305,452     109,735      19,931

  Ratios to average net assets (%)(c):
    Operating expenses, net .................................       .88         .86         .85         .99        1.00        1.00
    Operating expenses, gross ...............................       .88         .86         .85         .99        1.08        2.83
    Net investment income ...................................       .45         .46         .71         .61         .92        1.62

  Portfolio turnover rate (%) ...............................     52.57       43.48       48.35       50.59       39.23        8.86

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
*** For the period October 7, 1996 (commencement of operations) to December 31, 1996.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

208 Tax-Managed Large Cap Fund

TAX-MANAGED SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

INVESTS IN: US equity securities.

STRATEGY: The Fund seeks to achieve superior stock selection in a risk-controlled portfolio while minimizing the impact of taxes by explicitly integrating the tax implications of portfolio activities on after-tax returns.

GROWTH OF A $10,000 INVESTMENT

                                                        Russell Small Cap
Dates             Tax Managed Small Cap - Class S    Completeness(TM) Index**
-----             -------------------------------    ------------------------
Inception*                    $10,000                       $10,000
2000                          $11,168                       $11,526
2001                          $ 8,026                       $ 8,118

                        YEARLY PERIODS ENDED OCTOBER 31


   TAX-MANAGED SMALL CAP FUND - CLASS S

    PERIOD ENDED           GROWTH OF         TOTAL
      10/31/01              $10,000         RETURN
   ---------------        ----------    --------------
   1 Year                 $    7,186       (28.14)%
   Inception              $    8,026       (10.83)%(S)


   TAX-MANAGED SMALL CAP FUND - CLASS E++

     PERIOD ENDED          GROWTH OF         TOTAL
       10/31/01             $10,000         RETURN
   ---------------        ----------    --------------
   1 Year                 $    7,168       (28.32)%
   Inception              $    8,006       (10.94)%(S)


   TAX-MANAGED SMALL CAP FUND - CLASS C++++

    PERIOD ENDED           GROWTH OF          TOTAL
      10/31/01              $10,000          RETURN
   ---------------        ----------     --------------
   1 Year                 $    7,112       (28.88)%
   Inception              $    7,885       (11.64)%(S)


   RUSSELL SMALL CAP COMPLETENESS(TM) INDEX

    PERIOD ENDED           GROWTH OF          TOTAL
      10/31/01              $10,000          RETURN
   ---------------        ----------     --------------
   1 Year                 $    7,043       (29.57)%
   Inception              $    8,118       (10.31)%(S)

210 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Tax-Managed Small Cap Fund Class S, Class E and Class C shares declined 28.14%, 24.67%, and 28.88% respectively. This compared to a loss of 29.57% for the Russell Small Cap Completeness(TM) Index.

The Fund outperformed its benchmark in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security resulted in high levels of sector and market volatility that impacted the Fund's performance.

Value stocks outperformed growth for most of the period, with the exception being the second calendar quarter 2001. That brief period was cut short in the third calendar quarter with the September 11 terrorist attacks. Generally, the market did not reward stocks with positive earnings revisions, earnings surprises, or attractive valuations. Rather, winning stocks tended to be those with poor earnings surprises, lower quality fundamentals and deep cyclicality. Market performance was driven by a broader number of securities during the fiscal year, brightening prospects for the Fund to outperform through stock selection across economic sectors.

In November 2000, the Fund's overweight position in technology issues dampened returns, as did its underweight in health care. Aside from these sectors, the Fund was generally aided in the latter part of 2000 by its emphasis on companies with solid fundamentals and avoidance of companies with no visible earnings. The market shifted its preference towards lower quality companies in the first calendar quarter of 2001, thus negatively impacting Fund performance for the period. The Fund made a comeback by outperforming its benchmark for the next two calendar quarters of 2001.

In the second quarter, Geewax's growth segment was by far the largest outperformer, while in the third quarter the value segment took the lead. The Fund's growing focus on the health care sector dampened early returns before boosting them by the end of the period.

As the market's growth versus value preference shifted again in October 2001 the Fund suffered a reversal of fortune. The Fund remained true to its preference for higher quality stocks with visible earnings while the market shifted its preference to issues with high levels of risk.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                           October 31, 2001

Liberty Media Corp.                                                   2.2%
Goldman Sachs Group, Inc.                                             1.3
General Motors Corp. Class H                                          1.2
Genentech, Inc.                                                       1.2
Genzyme Corp.                                                         1.0
Equity Office Properties Trust                                        0.9
Mylan Laboratories, Inc.                                              0.8
eBay, Inc.                                                            0.8
SunGard Data Systems                                                  0.7
Health Management Associates Class A                                  0.6

PORTFOLIO CHARACTERISTICS
                                                              October 31, 2001

Current P/E Ratio                                                   18.0x
Portfolio Price/Book Ratio                                          2.24x
Market Capitalization - $-Weighted Average                       4.14 Bil
Number of Holdings                                                    790


MONEY MANAGER                                                    STYLES

Geewax, Terker & Co.                                             Growth
Geewax, Terker & Co.                                             Value


* The Fund commenced operations on November 30, 1999. Index comparison began December 1, 1999.
** The Russell Small Cap Completeness(TM) Index measures the performance of the companies in the Russell 3000(R) Index excluding the companies in the Standard & Poor's(R) 500 Index.
++ Tax-Managed Small Cap Fund Class S performance has been linked with Class E to provide historical perspective. For the period December 8, 2000 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
++++ Tax-Managed Small Cap Fund Class S performance has been linked with Class C to provide historical perspective. For the period December 2, 1999 (commencement of sale) through the current period, Class C paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Tax-Managed Small Cap Fund 211

TAX-MANAGED SMALL CAP FUND

STATEMENT OF NET ASSETS

                                                               October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                  -------       -------
COMMON STOCKS - 97.2%
AUTO AND TRANSPORTATION - 1.9%
AAR Corp.                                           2,200            17
ArvinMeritor, Inc.                                  8,300           125
Atlantic Coast Airlines, Inc. (a)                   3,500            66
BE Aerospace, Inc. (a)                             10,600            86
Borg-Warner Automotive, Inc.                        2,100            90
C.H. Robinson Worldwide, Inc.                       5,600           150
CNF Transportation, Inc.                            6,300           139
EGL, Inc. (a)                                       1,100            13
Expeditors International of
 Washington, Inc.                                   5,000           225
Frontier Airlines, Inc. (a)                         1,600            18
Heartland Express, Inc. (a)                           625            15
Kansas City Southern Industries, Inc. (a)           6,500            81
Kirby Corp. (a)                                     2,300            59
Knight Transportation, Inc. (a)                     1,050            26
Lear Corp. (a)                                      5,200           160
Oshkosh Truck Corp. Class B                           600            23
Overseas Shipholding Group, Inc.                    2,500            62
Polaris Industries, Inc.                            1,000            45
Swift Transportation Co., Inc. (a)                  5,760            98
Tidewater, Inc.                                     5,300           160
UAL Corp.                                           6,400            81
Werner Enterprises, Inc.                            2,400            52
                                                                -------
                                                                  1,791
                                                                -------
CONSUMER DISCRETIONARY - 15.8%
Abercrombie & Fitch Co. Class A (a)                 5,300           100
ABM Industries, Inc.                                1,200            33
Action Performance Companies, Inc. (a)              7,000           183
Adminstaff, Inc. (a)                                1,600            36
Advanced Marketing Services, Inc.                   1,200            19
Advo Systems, Inc. (a)                              1,800            65
American Eagle Outfitters, Inc. (a)                 2,000            55
Anchor Gaming (a)                                   1,200            61
Apollo Group, Inc. Class A (a)                     10,100           411
Applebee's International, Inc.                      2,850            86
AutoNation, Inc. (a)                               37,900           390
Banta Corp.                                         2,800            81
Barnes & Noble, Inc. (a)                            4,600           169
Bebe Stores, Inc. (a)                                 500             8
BJ's Wholesale Club, Inc. (a)                       5,500           279
Blockbuster Entertainment Corp.                     2,100            53
Blyth Industries, Inc.                              4,600            90
Bob Evans Farms, Inc.                               4,000            75
Borders Group, Inc. (a)                             8,500           133
Brinker International, Inc. (a)                     7,300           185
Buckle, Inc. (The) (a)                                600            11
Burlington Coat Factory Warehouse Corp.             1,300            19
Callaway Golf Co.                                   7,100           101
Catalina Marketing Corp. (a)                        4,600           127
CBRL Group, Inc.                                    6,600           166
Championship Auto Racing
 Teams, Inc. (a)                                      900            12
Charming Shoppes, Inc. (a)                         10,800            51
Cheesecake Factory, Inc. (The) (a)                  4,350           123
Chemed Corp.                                          600            17
Chicos FAS, Inc. (a)                                1,800            47
Choice Hotels International, Inc. (a)               5,500            96
Christopher & Banks Corp. (a)                       5,700           188
Claire's Stores, Inc.                               3,100            37
Coach, Inc. New (a)                                 3,400            95
Coinstar, Inc. (a)                                  1,500            28
Columbia Sportswear Co. (a)                           750            21
Corporate Executive Board Co., (The) (a)            3,100            95
Cost Plus, Inc. (a)                                 1,800            35
Dendrite International, Inc. (a)                    2,700            27
DeVry, Inc. (a)                                     5,800           156
eBay, Inc. (a)                                     13,700           718
Emmis Communications Corp.
 Class A (a)                                        2,400            33
Entercom Communications Corp. (a)                   3,000           101
Estee Lauder Cos., Class A                          9,100           293
Ethan Allen Interiors, Inc.                         3,000            96
Extended Stay America, Inc. (a)                     8,000           108
Exult Inc. (a) New                                  6,400            90
F.Y.I., Inc. (a)                                      900            32
Factory 2-U Stores, Inc. (a)                        1,000            14
Footstar, Inc. (a)                                    400            13
Fossil, Inc. (a)                                    1,100            20
Fox Entertainment Group, Inc.
 Class A (a)                                        8,600           189
FTI Consulting, Inc. (a)                            4,600           136
Furniture Brands International, Inc. (a)            4,400           106
G & K Services, Inc. Class A                        1,900            52
Genesco, Inc. (a)                                   1,800            33
GTECH Holdings Corp. (a)                            2,800           112
Handleman Co. (a)                                   1,900            23
Harman International Industries, Inc.                 700            23
Harte Hanks Communications                          5,200           121
Hearst-Argyle Television, Inc. (a)                  1,400            26
Heidrick & Struggles
 International, Inc. (a)                            2,100            32
Hibbett Sporting Goods, Inc. (a)                    1,500            41
HON Industries, Inc.                                3,100            75
Hot Topic, Inc. (a)                                 1,600            40
IHOP Corp. (a)                                      1,500            38
International Speedway Corp. Class A                2,100            78
ITT Educational Services, Inc. (a)                  1,100            42
Jack in the Box, Inc. (a)                           3,900            96
Jones Apparel Group, Inc. (a)                       9,900           273

212 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                               October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------      --------
Kenneth Cole Productions, Inc.
 Class A (a)                                          800             9
La-Z-Boy Inc.                                       6,900           123
Lamar Advertising Co. Class A (a)                   5,400           170
Landry's Seafood Restaurants, Inc.                  1,500            26
Learning Tree International, Inc. (a)                 900            19
Libbey, Inc.                                          500            16
Liberty Media Corp. (a)                           170,600         1,993
Mandalay Resort Group (a)                           7,300           120
Martha Stewart Living Omnimedia, Inc.
 Class A New (a)                                      900            15
Mathews International Corp. Class A                 2,200            51
MAXIMUS, Inc. (a)                                   1,000            41
McClatchy Co. (The) Class A                         2,100            87
Media General, Inc. Class A                         2,200            92
Men's Wearhouse, Inc. (The) (a)                     2,400            48
MGM Grand, Inc. (a)                                 6,800           152
MSC Industrial Direct Co., Inc.
 Class A (a)                                        3,600            59
Neiman Marcus Group, Inc. (The)
 Class A (a)                                        4,400           117
O'Reilly Automotive, Inc. (a)                       4,500           127
Oakley, Inc. (a)                                    1,500            16
On Assignment, Inc. (a)                             2,700            44
Outback Steakhouse, Inc. (a)                        7,700           222
P.F. Chang's China Bistro, Inc. (a)                   600            24
Pacific Sunwear of California, Inc. (a)             3,400            47
Panera Bread Co. (a)                                2,900           119
Papa Johns International, Inc. (a)                  1,200            33
Park Place Entertainment Corp. (a)                 31,300           224
Payless ShoeSource, Inc. (a)                        2,700           143
Phillips-Van Heusen Corp.                           1,600            14
Pier 1 Imports, Inc.                               10,600           117
Pixar, Inc. (a)                                     1,300            48
Polo Ralph Lauren Corp. Class A (a)                 5,800           128
Pre-paid Legal Services, Inc. (a)                   1,500            23
Prime Hospitality Corp. (a)                         3,400            31
ProBusiness Services, Inc. (a)                      1,800            31
Quanta Services, Inc. (a)                           3,200            49
Quicksilver, Inc. (a)                                 900            12
RARE Hospitality International, Inc. (a)            2,300            42
Regis Corp.                                         1,500            32
Renaissance Learning, Inc. (a)                        700            23
Rent-A-Center, Inc. (a)                               800            22
Republic Services, Inc. (a)                        11,200           183
Right Management Consultants, Inc. (a)              1,800            63
Ross Stores, Inc.                                  10,800           338
Ruby Tuesday, Inc.                                  5,200            90
Ryan's Family Steak Houses, Inc. (a)                3,000            54
Scholastic Corp. (a)                                2,700           121
School Specialty, Inc. (a)                            800            25
SCP Pool Corp. (a)                                  1,950            45
Scripps (E.W.) Co. Class A                          3,200           197
Six Flags, Inc. (a)                                 7,500            89
Sonic Corp. (a)                                     2,600            87
Steak n Shake Co. (The) (a)                         1,700            18
Sturm, Ruger & Co., Inc.                            1,500            18
Tech Data Corp. (a)                                 5,600           239
TeleTech Holdings, Inc. (a)                         2,200            18
TETRA Technologies, Inc. (a)                        3,500            60
Topps Co., Inc. (a)                                 3,100            32
USA Networks, Inc. (a)                              4,100            76
Vail Resorts, Inc. (a)                              1,600            26
Valassis Communications, Inc. (a)                   4,800           150
Valuevision International, Inc.
 Class A (a)                                        3,200            44
Venator Group, Inc. (a)                            11,300           163
Viad Corp.                                          9,600           187
Wackenhut Corrections Corp. (a)                     2,200            33
Wallace Computer Services, Inc.                     4,400            68
Waste Connections, Inc. (a)                         2,500            73
West Corp. (a)                                        600            14
Westwood One, Inc. (a)                              7,000           167
Wiley (John) & Sons, Inc. Class A                   4,500            91
Williams-Sonoma, Inc. (a)                           2,700            70
Wolverine World Wide, Inc.                          4,800            71
Yankee Candle Co., Inc. (The) (a)                   1,200            22
Young Broadcasting Corp. Class A (a)                1,000            15
                                                               --------
                                                                 14,674
                                                               --------
CONSUMER STAPLES - 3.2%
Casey's General Stores, Inc.                        5,100            63
Church and Dwight Co., Inc.                         4,100           107
Constellation Brands, Inc. Class A (a)              2,400            98
Dial Corp.                                          7,000           117
Dole Food Co., Inc.                                 5,800           118
Dreyers Grand Ice Cream, Inc.                       1,200            39
Duane Reade, Inc. (a)                               1,300            39
Flowers Foods, Inc. (a)                             2,640           110
Great Atlantic & Pacific Tea Co., Inc. (a)          1,300            24
Hormel Foods Corp.                                 10,400           250
International Multifoods Corp.                      1,300            28
Interstate Bakeries Corp.                           2,400            57
Lance, Inc.                                         2,100            28
McCormick & Co., Inc.                               9,900           433
PepsiAmericas, Inc.                                22,600           294
Performance Food Group Co. (a)                      3,200            94
Pilgrim's Pride Corp.                               1,200            15
Ralcorp Holdings, Inc. (a)                          2,100            41
Ruddick Corp.                                       2,500            38
Schweitzer-Mauduit International, Inc.              1,100            26
Sensient Technologies Corp.                         6,400           104

                                         Tax-Managed Small Cap Fund 213

TAX-MANAGED SMALL CAP FUND

                                                               October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------      --------
Smithfield Foods, Inc. (a)                         11,000          232
Suiza Foods Corp. (a)                               3,400          200
Tyson Foods, Inc. Class A                          16,200          159
Universal Corp.                                     2,400           78
Whole Foods Market, Inc. (a)                        5,400          188
                                                               --------
                                                                 2,980
                                                               --------
FINANCIAL SERVICES - 24.9%
1st Source Corp.                                      840           18
Actrade Financial Technologies, Ltd. (a)            3,500           88
Advent Software, Inc. (a)                           2,900          112
Affiliated Computer Services, Inc.
 Class A (a)                                        3,900          343
Affiliated Managers Group, Inc. (a)                 1,900          117
Alleghany Corp. (a)                                   200           38
Allied Capital Corp.                               10,600          239
American Capital Strategies, Ltd.                   2,400           59
American Financial Group, Inc.                      6,200          137
American Financial Holdings, Inc.                   2,700           69
AmeriCredit Corp. (a)                               9,100          141
Andover Bancorp, Inc.                                 500           25
Area Bancshares Corp.                                 800           14
Astoria Financial Corp.                             4,900          255
Avalonbay Communities, Inc. (e)                     6,700          304
BancorpSouth, Inc.                                  7,600          116
BancWest Corp.                                     11,600          405
Bank of Granite Corp.                                 700           15
BARRA, Inc. (a)                                     1,400           65
Bay View Capital Corp. (a)                          1,900           13
Berkley (W.R.) Corp.                                1,800           96
BISYS Group, Inc. (a)                               4,400          229
BOK Financial Corp. (a)                               824           26
Boston Private Financial Holdings, Inc.             4,900          100
Brown & Brown, Inc.                                 2,500          144
Cabot Industrial Trust (e)                          4,000           95
Camden Property Trust (e)                           3,200          111
CenterPoint Properties Corp. (e)                    2,200          102
Certegy, Inc. New (a)                               5,600          160
CheckFree Corp. (a)                                 4,800           68
Chemical Financial Corp.                              800           22
Chittenden Corp.                                    2,875           71
CNA Financial Corp. (a)                             2,700           68
Colonial BancGroup, Inc.                           11,600          146
Commerce Bancorp, Inc.                              1,300           95
Commerce Bancshares, Inc.                           8,200          297
Commerce Group, Inc.                                2,100           77
Commercial Federal Corp.                            4,700          117
Commercial Net Lease Realty (e)                     2,300           30
Community First Bankshares, Inc.                    4,800          115
Compass Bancshares, Inc.                           16,300          408
Cullen Frost Bankers, Inc.                          4,700          127
Delphi Financial Group, Inc.                        1,000           30
Digital Insight Corp. New (a)                       1,800           30
Dime Bancorp, Inc.                                  9,000          305
Dime Bancorp, Inc. 2001 Litigation
 Tracking Warrants (a)                              9,000            2
Dime Community Bancorp, Inc.                        1,350           33
DST Systems, Inc. (a)                               5,400          221
E*TRADE Group, Inc. (a)                            24,100          157
Eaton Vance Corp.                                   5,200          146
Edwards (A.G.), Inc.                                5,000          198
Equity Office Properties Trust (e)                 28,900          824
Equity Residential Properties Trust (e)            21,200          550
Erie Indemnity Co. Class A                          8,200          318
F.N.B. Corp.                                        1,575           38
FactSet Research Systems, Inc.                      2,300           57
Federal Realty Investment Trust (e)                   800           17
FelCor Lodging Trust, Inc. (e)                      1,600           22
Fidelity National Financial, Inc.                   7,040          162
Financial Federal Corp. (a)                           600           15
First American Financial Corp.                      5,800           97
First Bancorp                                       1,000           27
First Busey Corp.                                     800           15
First Federal Capital Corp.                         1,100           16
First Financial Bancorp                             1,995           31
First Financial Holdings, Inc.                      1,000           25
First Indiana Corp.                                   600           15
First Industrial Realty Trust, Inc. (e)             4,000          110
First Merchants Corp.                                 735           17
First Midwest Bancorp, Inc.                         3,300          110
First Sentinel Bancorp, Inc.                        2,400           29
First Tennessee National Corp.                     10,800          373
Fulton Financial Corp.                              7,500          164
Gallagher (Arthur J.) & Co.                         7,100          259
Global Payments, Inc.                               3,800          114
Goldman Sachs Group, Inc.                          15,500        1,211
Greater Bay Bancorp                                 3,900           89
Greenpoint Financial Corp.                         10,600          340
Hancock Holding Co.                                   700           27
HCC Insurance Holdings, Inc.                        4,800          132
Health Care, Inc.                                   2,600           67
Healthcare Realty Trust, Inc. (e)                   4,500          122
Hibernia Corp. Class A                             20,900          318
Highwoods Properties, Inc. (e)                      4,900          116
HomeStore.com, Inc. (a)                             4,500           23
Horace Mann Educators Corp.                         4,900           93
Hudson United Bancorp                               6,100          159
Independence Community Bank Corp.                   5,400          131
IndyMac Bancorp, Inc. (a)                           7,300          187
Integra Bank, Corp.                                 1,200           26
Interpool, Inc.                                       900           11
Investment Technology Group (a)                     2,400          155

214 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                               October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------      --------
Investors Financial Services Corp.                  2,600           138
iStar Financial, Inc.                              11,300           263
Jack Henry & Associates, Inc.                       6,000           148
John Nuveen & Co., Inc. Class A                       900            42
Knight Trading Group, Inc. (a)                      3,400            33
Kronos, Inc. (a)                                    1,000            57
LaBranche & Co., Inc. (a)                           3,900           113
LandAmerica Financial Group, Inc.                     700            18
Leucadia National Corp.                             4,000           116
M&T Bank Corp.                                      7,500           491
Macerich Co. (The) (e)                              3,400            82
Marshall & Ilsley Corp.                             6,800           399
Mercury General Corp.                               3,100           135
Metris Companies, Inc.                              5,800            94
Mission West Properties, Inc.                       3,300            40
MONY Group, Inc. (The)                              5,800           175
National Commerce Financial Corp.                  15,700           357
National Data Corp.                                 3,800           134
National Penn Bancshares, Inc.                      1,000            23
Nationwide Health Properties, Inc. (e)              4,600            91
NCO Group, Inc. (a)                                 1,800            29
Neuberger Berman, Inc.                              3,100           108
New Dun & Bradstreet Corp. (The) (a)                7,200           225
New York Community Bancorp, Inc.                    1,350            34
NextCard, Inc. (a)                                  1,500             1
North Fork Bancorp, Inc.                           13,700           382
Ohio Casualty Corp.                                 6,800           104
Old Republic International Corp.                   12,600           320
Pacific Capital Bancorp                             2,300            61
Pacific Century Financial Corp.                     8,600           200
Pacific Northwest Bancorp                             900            18
Park National Corp.                                 1,000            92
Philadelphia Consolidated
   Holding Corp. (a)                                  400            16
PMA Capital Corp. Class A                           1,200            20
PMI Group, Inc. (The)                               4,200           233
Popular, Inc.                                      11,000           323
ProAssurance Corp. (a)                              1,100            15
Protective Life Corp.                               6,900           190
Provident Bankshares Corp.                          3,255            72
Public Storage, Inc. (e)                            9,900           326
Radian Group, Inc.                                 11,680           396
Regency Centers Corp. (e)                           1,800            45
Reinsurance Group Of America                        1,800            57
Republic Bancorp, Inc.                              5,600            83
Riggs National Corp.                                1,400            20
RLI Corp.                                             500            20
Roslyn Bancorp, Inc.                                8,300           151
S&T Bancorp, Inc.                                   1,800            42
S1 Corporation (a)                                  1,800            19
Sandy Spring Bancorp, Inc.                            600            24
Selective Insurance Group, Inc.                     2,700            58
Simon Property Group, Inc. (e)                     11,500           316
Sky Financial Group, Inc.                          10,000           199
SL Green Realty Corp. (e)                           2,100            63
Sotheby's Holdings Co., Inc. Class A (a)            1,900            25
Southwest Bancorporation of
   Texas, Inc. (a)                                    900            26
Sovereign Bancorp, Inc.                            30,000           296
Stancorp Financial Group, Inc.                      2,800           124
State Auto Financial Corp.                          1,000            14
Staten Island Bancorp, Inc.                         2,900            84
Sterling Bancshares, Inc.                           1,950            23
Summit Properties, Inc. (e)                         2,200            50
SunGard Data Systems (a)                           25,100           632
Susquehanna Bancshares, Inc.                        4,500            95
Texas Regional Bancshares, Inc. Class A             1,100            37
Total Systems Services, Inc.                        4,000            81
Transatlantic Holdings, Inc.                        1,500           126
Triad Guaranty, Inc. (a)                            1,400            46
TrustCo Bank Corp. NY                               7,360            88
Trustmark Corp.                                     6,700           161
UICI (a)                                            2,600            39
UnionBanCal Corp.                                   7,200           240
United Bankshares, Inc.                             3,600            98
United Dominion Realty Trust, Inc. (e)              9,200           131
United National Bancorp                             1,800            44
Vornado Realty Trust (e)                            6,900           270
Webster Financial Corp.                             4,500           137
WesBanco, Inc.                                      1,300            25
Westamerica Bancorporation                          3,300           121
WFS Financial, Inc. (a)                               855            17
Wintrust Financial Corp.                            1,500            43
                                                               --------
                                                                 23,295
                                                               --------
HEALTH CARE - 14.8%
Accredo Health, Inc. (a)                            2,000            68
AdvancePCS (a)                                      3,100           188
Albany Molecular Research, Inc. (a)                 2,200            61
Alexion Pharmaceuticals, Inc. (a)                   1,800            31
Alkermes, Inc. (a)                                  5,800           149
American Medical Systems
   Holdings, Inc. New (a)                           3,500            67
AmerisourceBergen Corp. (a)                         7,694           489
Andrx Group (a)                                     5,500           357
Apria Healthcare Group, Inc. (a)                    3,100            71
Arrow International, Inc.                             800            30
Avigen, Inc. (a)                                    1,200            11
Beckman Coulter, Inc.                               4,000           170
Beverly Enterprises, Inc. (a)                      15,600           117
Bio-Technology General Corp. (a)                    6,200            44
BioMarin Pharmaceutical, Inc. (a)                   1,600            18

                                                  Tax-Managed Small Cap Fund 215

TAX-MANAGED SMALL CAP FUND

                                                               October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------      --------
Bruker Daltonics, Inc. New (a)                      4,100            94
Caremark Rx, Inc. (a)                              29,200           391
Cell Genesys, Inc. (a)                              3,700            66
Cephalon, Inc. (a)                                  3,000           189
Cerner Corp. (a)                                    1,900           102
CIMA Labs, Inc. (a)                                 5,700           308
Closure Medical Corp. (a)                             700            12
Community Health Care New (a)                       3,000            75
Conmed Corp. (a)                                    2,250            38
Cooper Companies, Inc.                              1,400            67
Cor Therapeutics, Inc. (a)                          5,100           115
CorVel Corp. (a)                                    1,050            32
Covance, Inc. (a)                                   7,700           141
Coventry Health Care, Inc. (a)                      4,700           101
Cytyc Corp. (a)                                    11,400           299
Datascope Corp.                                     1,300            44
DaVita, Inc. (a)                                    9,900           180
DENTSPLY International, Inc.                        1,400            63
Diagnostic Products Corp.                           1,200            53
DVI, Inc. (a)                                         700            11
Eclipsys Corp. (a)                                  3,300            41
Emisphere Technologies, Inc. (a)                    1,300            31
Endo Pharmaceuticals Holdings, Inc. (a)             6,600            65
Enzo Biochem, Inc. (a)                              1,995            41
Express Scripts, Inc. Class A (a)                  12,400           508
First Health Group Corp. (a)                       12,200           329
Gene Logic, Inc. (a)                                2,100            28
Genencor International, Inc. (a)                    4,400            55
Genentech, Inc. (a)                                20,700         1,082
Genzyme Corp. (a)                                  17,200           928
Health Management Associates
 Class A (a)                                       28,800           561
Henry Schein, Inc. (a)                              3,300           111
ICOS Corp. (a)                                      4,700           271
Impath, Inc. (a)                                    1,200            44
Inhale Therapeutic Systems, Inc. (a)                3,400            60
Invacare Corp.                                      3,600           121
Inverness Medical Technology, Inc. (a)             11,700           448
Invitrogen Corp. (a)                                4,800           294
Isis Pharmaceuticals (a)                            3,900            81
IVAX Corp. (a)                                     15,375           316
Kendle International, Inc. (a)                        700            14
Kos Pharmaceuticals, Inc. (a)                         800            22
Ligand Pharmaceuticals, Inc. Class B (a)            5,300            71
Lincare Holdings, Inc. (a)                          9,800           252
Martek Biosciences Corp. (a)                        2,000            41
Medquist, Inc. (a)                                  1,600            39
Mid Atlantic Medical Services, Inc. (a)             3,200            59
Mylan Laboratories, Inc.                           20,700           763
Neose Technologies, Inc. (a)                          900            26
Noven Pharmaceuticals, Inc. (a)                     1,800            39
Novoste Corp. (a)                                   1,500            17
Ocular Sciences, Inc. (a)                           2,400            55
Omnicare, Inc.                                     12,600           251
Orthodontic Centers of America, Inc. (a)            4,900           124
Oxford Health Plans, Inc. (a)                       8,900           210
PacifiCare Health Systems, Inc. (a)                 1,000            17
Parexel International Corp. (a)                     1,600            24
Patterson Dental Co. (a)                            3,700           141
Pediatrix Medical Group (a)                           800            23
Perrigo Co. (a)                                     8,900           132
Pharmacopeia, Inc. (a)                              1,700            27
PolyMedica Corp. (a)                                1,100            18
Protein Design Labs, Inc. (a)                       8,600           285
Province Healthcare Co. (a)                         2,400            66
Renal Care Group, Inc. (a)                          5,300           166
Respironics, Inc. (a)                               2,700            91
SICOR, Inc. (a)                                     5,000            94
Specialty Laboratories, Inc. New (a)                3,000            86
Stericycle, Inc. (a)                                1,300            62
Sunrise Assisted Living, Inc. (a)                   1,700            51
SuperGen, Inc. New (a)                              2,200            23
Techne Corp. (a)                                    3,200            96
Thoratec Laboratories Corp. (a)                     1,169            23
Titan Pharmaceuticals, Inc. (a)                     2,100            15
Triad Hospitals, Inc. (a)                           4,475           120
Trimeris, Inc. (a)                                  1,700            67
Universal Health Services, Inc. Class B (a) ..      2,000            81
Varian Medical Systems, Inc. (a)                    3,400           229
Varian, Inc. (a)                                    3,900            99
Vertex Pharmaceuticals, Inc. (a)                    5,754           141
Zoll Medical Corp. (a)                              1,000            34
                                                               --------
                                                                 13,861
                                                               --------
INTEGRATED OILS - 0.4%
Kerr-McGee Corp.                                      463            27
Murphy Oil Corp.                                    3,800           301
Tesoro Petroleum Corp. (a)                          4,200            56
                                                               --------
                                                                    384
                                                               --------
MATERIALS AND PROCESSING - 4.6%
Airgas, Inc. (a)                                    5,900            79
Albany International Corp. Class A (a)              1,300            25
AptarGroup, Inc.                                    4,100           123
Armor Holdings, Inc. (a)                            1,000            24
Barnes Group, Inc.                                  1,200            24
Brady Corp. Class A                                 1,700            54
Brush Engineered Materials, Inc.                    1,300            13
Buckeye Technologies, Inc. (a)                      1,400            12
Cabot Corp.                                         8,500           284
Cabot Microelectronics Corp. (a)                    1,800           119
Calgon Carbon Corp.                                 2,600            24

216 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                                October 31, 2001

                                                                   MARKET
                                                    NUMBER         VALUE
                                                      OF           (000)
                                                    SHARES           $
                                                    ------         -----
Cambrex Corp.                                        1,300           48
Carpenter Technology Corp.                           2,100           46
Catellus Development Corp. (a)                      13,500          231
ChemFirst, Inc.                                      1,200           25
Chesapeake Corp.                                     1,100           31
Cytec Industries, Inc. (a)                           3,600           86
Dal-Tile International, Inc. (a)                     3,900           63
Dycom Industries, Inc. (a)                           2,000           24
Forest City Enterprises, Inc. Class A                  900           44
Fuller (H.B.) Co.                                    1,400           72
Georgia Gulf Corp.                                     900           16
Griffon Corp. (a)                                    2,420           28
Harsco Corp.                                         4,900          157
Jacob's Engineering Group, Inc. (a)                  2,700          177
Kaydon Corp.                                         3,700           70
Lennox International, Inc.                           3,200           29
Lone Star Technologies, Inc. (a)                     1,800           30
Lubrizol Corp.                                       4,100          115
Lyondell Petrochemical Co.                           7,000           93
MacDermid, Inc.                                      1,800           25
Martin Marietta Materials, Inc.                      6,000          239
Mueller Industries, Inc. (a)                         4,800          139
NCI Building Systems, Inc. (a)                       1,400           19
Nortek, Inc. (a)                                       700           14
OM Group                                             2,500          151
P.H. Glatfelter Co.                                  2,000           30
Paxar Corp. (a)                                      2,900           32
Penn Engineering & Manufacturing Corp.               1,200           21
Precision Castparts Corp.                            4,300           98
Rayonier, Inc.                                       2,400          103
Reliance Steel & Aluminum Co.                        1,300           30
Rogers Corp. (a)                                     1,200           40
RPM, Inc.                                            8,200          100
Ryerson Tull, Inc.                                   1,700           20
Scotts Co. (The) Class A (a)                         1,200           48
Shaw Group, Inc. (The) (a)                           3,700          102
Smurfit-Stone Container Corp. (a)                   17,100          253
Sonoco Products Co.                                 12,900          303
SPS Technologies, Inc. (a)                           1,400           42
Texas Industries, Inc.                               2,000           60
Trammell Crow Co. (a)                                1,900           19
UCAR International, Inc. (a)                         3,700           27
Unifi, Inc. (a)                                      4,200           32
Universal Forest Products, Inc.                      1,000           17
URS Corp. (a)                                          900           20
Valmont Industries, Inc.                             2,200           35
Watsco, Inc.                                         1,300           17
Wausau-Mosinee Paper Corp.                           7,300           76
WD-40 Co.                                              900           20
Wellman, Inc.                                        2,600           33
                                                                  -----
                                                                  4,331
                                                                  -----

MISCELLANEOUS - 0.6%
Federal Signal Corp.                                 5,500          112
GenCorp, Inc.                                        2,500           30
Lancaster Colony Corp.                               3,500          109
Quixote Corp.                                        1,500           33
St. Joe Co. (The) (e)                                2,600           67
Teleflex, Inc.                                       2,800          112
Trinity Industries, Inc.                             4,200          104
Walter Industries, Inc.                              2,300           24
                                                                  -----
                                                                    591
                                                                  -----

OTHER ENERGY - 4.6%
Atwood Oceanics, Inc. (a)                            1,100           34
Berry Petroleum Co. Class A                          1,700           30
Cabot Oil & Gas Corp.                                  900           22
Chesapeake Energy Corp. (a)                         11,400           83
Diamond Offshore Drilling, Inc.                     10,200          282
Equitable Resources, Inc.                            5,700          188
Evergreen Resources, Inc. (a)                        1,500           60
Forest Oil Corp. (a)                                 1,000           27
Frontier Oil Corp.                                   2,200           42
Global Marine, Inc. (a)                             22,900          369
GulfMark Offshore, Inc. (a)                          1,300           37
Hanover Compressor Co. (a)                           6,300          174
Helmerich & Payne, Inc.                              4,200          127
Houston Exploration Co. (The) (a)                      800           25
Hydril Co. New (a)                                   1,500           30
Key Energy Group, Inc. (a)                          10,200           89
Louis Dreyfus Natural Gas Corp. (a)                  2,200           87
Mitchell Energy & Development Corp.
  Class A                                            2,300          122
Newfield Exploration Co. (a)                         4,000          139
Newpark Resources, Inc. (a)                          6,900           42
Ocean Energy, Inc.                                   4,100           75
Penn Virginia Corp.                                    600           23
Pioneer Natural Resources Co. (a)                    8,100          138
Plains Resources, Inc. (a)                           1,500           41
Pride International, Inc. (a)                        7,900          102
Seacor Holdings, Inc. (a)                            1,500           59
Smith International, Inc. (a)                        5,100          241
Spinnaker Exploration Co. New (a)                    1,800           79
St. Mary Land & Exploration Co.                      4,900          100
Stone Energy Corp. (a)                               2,100           83
Superior Energy Services, Inc. (a)                   4,700           37
Swift Energy Co. (a)                                 2,400           57
Ultramar Diamond Shamrock Corp.                      8,900          444
Unit Corp. (a)                                       1,900           21
Veritas DGC, Inc. (a)                                2,700           41
Vintage Petroleum, Inc.                              1,800           31
Weatherford International, Inc. (a)                 11,800          404
Williams Cos. (The)                                  4,299          124
XTO Energy, Inc.                                    11,700          211
                                                                  -----
                                                                  4,320
                                                                  -----

                                                  Tax-Managed Small Cap Fund 217

TAX-MANAGED SMALL CAP FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER         VALUE
                                                      OF           (000)
                                                    SHARES           $
                                                    ------        ------
PRODUCER DURABLES - 5.5%
Alliant Techsystems, Inc. (a)                        1,050           92
American Tower Corp. Class A (a)                    15,100          166
AMETEK, Inc.                                         3,500           95
Artesyn Technologies, Inc. (a)                       2,100           15
Asyst Technologies, Inc. (a)                         2,200           20
Axcelis Technologies, Inc. (a)                       7,300           96
Brooks Automation, Inc. (a)                          1,000           32
C&D Technologies, Inc.                               2,800           58
Cable Design Technologies Corp. (a)                  3,700           47
Catalytica Energy Systems, Inc. New (a)                313            2
Clayton Homes, Inc.                                 12,000          168
Cognex Corp. (a)                                     3,400           65
Credence Systems Corp. (a)                           3,800           52
Crossmann Communities, Inc.                            500           14
CUNO, Inc. (a)                                       1,000           26
D.R. Horton, Inc.                                    8,021          179
Diebold, Inc.                                        9,400          340
Dionex Corp. (a)                                     2,400           58
Donaldson Co., Inc.                                  4,000          126
DuPont Photomasks, Inc. (a)                            500           18
FEI Co. (a)                                          1,300           35
FLIR Systems, Inc. (a)                                 800           37
Flowserve Corp. (a)                                  4,700          110
Graco, Inc.                                          2,300           75
Helix Technology Corp.                               1,600           31
Herman Miller, Inc.                                  7,500          159
Intermagnetics General Corp. (a)                     7,650          221
Ionics, Inc. (a)                                     1,000           24
Itron, Inc. (a)                                      3,700          104
Kennametal, Inc.                                     3,500          123
Kulicke & Soffa Industries, Inc. (a)                 2,500           38
Lennar Corp.                                         6,300          227
Lincoln Electric Holdings, Inc.                      4,300           91
Manitowoc Co., Inc.                                  2,100           58
Measurement Specialties, Inc. (a)                    1,700           15
Mettler-Toledo International, Inc. (a)               2,400          110
MICROS Systems, Inc. (a)                             1,400           30
Moog, Inc. (a)                                         900           20
Newport News Shipbuilding, Inc.                      1,200           83
Nordson Corp.                                        2,100           47
NVR, Inc. (a)                                          500           79
Palm Harbor Homes, Inc. (a)                          1,500           33
Pentair, Inc.                                        5,800          184
Plantronics, Inc. (a)                                4,800          100
Polycom, Inc. (a)                                    5,200          156
Powerwave Technologies, Inc. (a)                     4,300           66
Presstek, Inc. (a)                                   2,200           14
PRI Automation, Inc. (a)                             1,500           25
RF Micro Devices, Inc. (a)                          10,500          214
Roper Industries, Inc.                               3,300          140
Steelcase, Inc. Class A                              9,400          123
Technitrol, Inc.                                     2,300           57
Toll Brothers, Inc. (a)                              2,400           75
TRC Companies, Inc. (a)                              1,200           50
Triumph Group, Inc. (a)                              2,500           64
Ultratech Stepper, Inc. (a)                          1,100           15
Vicor Corp. (a)                                      1,800           28
Waters Corp. (a)                                    11,600          412
Watts Industries, Inc. Class A                       1,300           18
                                                                  -----
                                                                  5,160
                                                                  -----

TECHNOLOGY - 13.3%
Actuate Corp. (a)                                    6,100           25
Acxiom Corp. (a)                                     1,100           13
Agile Software Corp. (a)                             2,700           26
American Management Systems, Inc. (a)                3,700           49
Amphenol Corp. Class A (a)                           3,800          169
ANADIGICS, Inc. (a)                                  2,000           30
Anixter International, Inc. (a)                      1,300           32
Apogent Technologies, Inc. (a)                      13,000          304
Applied Innovation, Inc. (a)                         4,100           33
Arrow Electronics, Inc. (a)                         13,100          320
Aspen Technology, Inc. (a)                           3,200           42
Atmel Corp. (a)                                     37,300          297
Avant! Corp. (a)                                     3,100           31
Avnet, Inc.                                         11,900          245
AVX Corp.                                            4,300           80
BEA Systems, Inc. (a)                               28,300          344
Black Box Corp. (a)                                  2,300          104
Brocade Communications
 Systems, Inc. (a)                                  19,700          484
CACI International, Inc. Class A (a)                   700           44
Cadence Design Systems, Inc. (a)                    23,000          485
Catapult Communications Corp. (a)                    2,300           52
Ceridian Corp. (a)                                  11,400          188
Checkpoint Systems, Inc. (a)                         2,700           28
Cirrus Logic, Inc. (a)                               5,400           60
Clarent Corp. (a)                                    1,600            9
Cognizant Technology Solutions Corp. (a)               700           20
Coherent, Inc. (a)                                   3,800          101
CommScope, Inc. (a)                                    600           12
Covansys Corp. (a)                                   2,000           15
Cree, Inc. (a)                                       5,800          104
Documentum, Inc. (a)                                 3,500           52
DRS Technologies, Inc. (a)                           2,500          101
EDO Corp.                                            4,100          110
Electronics for Imaging, Inc. (a)                    3,400           67
Emulex Corp. (a)                                     6,600          156
EPIQ Systems, Inc. (a)                               2,600           78
Excel Technology, Inc. (a)                           1,000           16
Extreme Networks, Inc. (a)                           7,600           89

218 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                    ------       -------
Forrester Research, Inc. (a)                         1,000           16
Foundry Networks, Inc. (a)                           6,900           67
General Motors Corp. Class H (a)                    79,800        1,097
HNC Software, Inc. (a)                               3,500           61
Hutchinson Technology, Inc. (a)                      1,300           24
Hyperion Solutions Corp. (a)                         2,600           39
i2 Technologies, Inc. (a)                           18,500           84
Informatica Corp. (a)                                6,000           56
Ingram Micro, Inc. Class A (a)                       7,800          100
Inter-Tel, Inc.                                      1,500           23
International Rectifier Corp. (a)                    5,200          183
Internet Security Systems, Inc. (a)                  1,400           37
Intersil Holding Corp. (a)                           7,400          242
Interwoven, Inc. (a)                                 7,400           54
J.D. Edwards & Co. (a)                               5,000           35
JDA Software Group, Inc. (a)                         1,100           17
Juniper Networks, Inc. (a)                          16,700          372
Keane, Inc. (a)                                      3,200           45
Kopin Corp. (a)                                      6,100           77
L-3 Communications Holdings, Inc. (a)                1,700          148
Lattice Semiconductor Corp. (a)                      8,200          144
Legato Systems, Inc. (a)                             6,700           56
Macromedia, Inc. (a)                                 5,200           78
Manugistics Group, Inc. (a)                          4,900           38
MetaSolv, Inc. (a)                                   2,700           19
Methode Electronics, Inc. Class A                    2,800           20
Microchip Technology, Inc. (a)                      12,300          384
Micromuse, Inc. (a)                                  4,300           40
Microsemi Corp. (a)                                  1,800           63
MSC. Software Corp. (a)                              5,000           63
National Instruments Corp. (a)                       2,800           81
NetIQ Corp. (a)                                      3,624          102
Newport Corp.                                        4,600           72
ONI Systems Corp. New (a)                            5,000           24
Openwave Systems, Inc. (a)                           5,000           39
Overture Services, Inc. (a)                          2,000           53
Peregrine Systems, Inc. (a)                          1,632           24
Performance Technologies, Inc. (a)                   4,000           47
Perot Systems Corp. Class A (a)                      5,400           92
Phoenix Technologies, Ltd. (a)                       2,000           18
Pioneer-Standard Electronics, Inc.                   2,600           23
PLATO Learning, Inc. (a)                             3,733           53
Power Integrations, Inc. (a)                         1,900           44
Quantum Corp. - DLT &
 Storage Systems (a)                                13,600          115
Quest Software, Inc. (a)                             1,800           27
Rational Software Corp. (a)                         15,800          207
RealNetworks, Inc. (a)                               7,500           43
REMEC, Inc. (a)                                      2,500           22
Retek, Inc. (a)                                      5,500          112
Reynolds & Reynolds Co. Class A                      9,900          235
RSA Security, Inc. (a)                               6,150           74
Sandisk Corp. (a)                                    5,200           57
ScanSource, Inc. (a)                                 2,400          103
SCI Systems, Inc. (a)                               13,900          282
Secure Computing Corp. (a)                           1,800           29
Semtech Corp. (a)                                    6,400          242
SERENA Software, Inc. (a)                            1,300           21
SonicWALL, Inc. (a)                                  1,500           21
Storage Technology Corp. (a)                        13,600          255
Sybase, Inc. (a)                                     7,600          103
Symantec Corp. (a)                                   7,650          421
Synopsys, Inc. (a)                                   4,400          207
Synplicity, Inc. New (a)                             3,000           29
TALX Corp.                                           2,364           40
Tekelec, Inc. (a)                                    5,000           96
The TriZetto Group, Inc., (The) New (a)              1,800           17
Titan Corp. (a)                                      5,700          149
Transaction Systems Architects, Inc.
 Class A (a)                                         1,800           17
Trimble Navigation, Ltd. (a)                         1,500           26
VeriSign, Inc. (a)                                  11,500          445
Verity, Inc. (a)                                     2,100           22
ViaSat, Inc. (a)                                     1,400           21
Wind River Systems, Inc. (a)                         6,300           90
Zebra Technologies Corp. Class A (a)                 2,700          124
Zoran Corp. (a)                                      1,200           30
                                                                 ------
                                                                 12,451
                                                                 ------

UTILITIES - 7.6%
ALLETE                                               9,700          213
American Water Works, Inc.                          13,100          532
Atmos Energy Corp.                                   4,400           95
Avista Corp.                                         5,600           67
Black Hills Corp.                                    1,800           49
Cablevision NY Group Class A (a)                     6,000          206
Cablevision Systems Corp. (Rainbow
 Media Group) (a)                                    1,900           41
California Water Service Group                       1,000           25
Cascade Natural Gas Corp.                              700           14
CH Energy Group, Inc.                                1,900           76
Commonwealth Telephone
 Enterprises, Inc. (a)                               4,500          193
Conectiv, Inc.                                      11,700          276
DPL, Inc.                                            9,700          223
DQE, Inc.                                            7,500          140
Empire District Electric Co.                         1,300           28
Energy East Corp.                                   15,400          290
Hawaiian Electric Industries, Inc.                   3,800          141
Idacorp, Inc.                                        3,500          133
IDT Corp. (a)                                        2,000           22
Illuminet Holdings, Inc. (a)                         7,600          272

                                                  Tax-Managed Small Cap Fund 219

TAX-MANAGED SMALL CAP FUND

                                                                October 31, 2001

                                                                          MARKET
                                                           NUMBER         VALUE
                                                             OF           (000)
                                                           SHARES           $
                                                           ------       --------
Laclede Group, Inc. (The) (a)                               1,400             32
Madison Gas & Electric Co.                                  1,200             29
MDU Resources Group, Inc.                                   8,200            199
National Fuel Gas Co.                                       8,600            201
New Jersey Resources Corp.                                  1,700             77
Northwest Natural Gas Co.                                   2,700             65
NSTAR                                                       7,000            289
NUI Corp.                                                   1,000             20
OGE Energy Corp.                                            9,200            199
Orion Power Holdings, Inc. New (a)                          2,500             65
Otter Tail Power Co.                                        3,400             96
Potomac Electric Power Co.                                 15,000            322

Public Service Co. of New Mexico                            4,100            100

Puget Sound Energy, Inc.                                   11,400            217
Rural Cellular Corp. Class A (a)                              900             20

South Jersey Industries, Inc.                                 800             26
TECO Energy, Inc.                                           9,500            246
Telephone & Data Systems, Inc.                              4,000            352
Triton PCS Holdings, Inc. Class A (a)                       6,800            219
UGI Corp.                                                   3,200             92
UIL Holdings Corp.                                          1,600             79
United States Cellular Corp. (a)                              700             31
UtiliCorp United, Inc.                                     12,400            367

Vectren Corp.                                               6,300            133
Western Resources, Inc.                                     9,100            149
Wisconsin Energy Corp.                                     16,300            362
WPS Resources Corp.                                         3,100            105
                                                                        --------
                                                                           7,128
                                                                        --------

TOTAL COMMON STOCKS
(cost $103,992)                                                           90,966
                                                                        --------

                                                        PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                         (000)            (000)
                                                           $                $
                                                        ---------       --------
SHORT-TERM INVESTMENTS - 1.6%
Frank Russell Investment Company
 Money Market Fund (b)                                        693            693
United States Treasury Bills (c)(d)(f)
  2.070% due 12/20/01                                         850            848
                                                                        --------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,541)                                                              1,541
                                                                        --------
TOTAL INVESTMENTS - 98.8%
(identified cost $105,533)                                                92,507

OTHER ASSETS AND LIABILITIES,
 NET - 1.2%                                                                1,113
                                                                        --------
NET ASSETS - 100.0%                                                       93,620
                                                                        ========

(a)  Nonincome-producing security.
(b)  At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.
(e)  Real Estate Investment Trust (REIT).
(f)  At amortized cost, which approximates market.


                                                         NOTIONAL   UNREALIZED
                                                          AMOUNT   APPRECIATION
                                                          (000)   (DEPRECIATION)
Futures Contracts                                           $         (000)
                                                        --------- --------------
S&P 500 Index
 expiration date 12/01                                        796  $        (27)

Russell 2000(TM) Index
 expiration date 12/01                                      1,929             7
                                                                   ------------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                               $        (20)
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

220 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)

                                                                October 31, 2001

ASSETS
Investments at market (identified cost $105,533) ...............................  $  92,507
Cash ...........................................................................        931
Receivables:
  Dividends ....................................................................         54
  Fund shares sold .............................................................        365
  From Advisor .................................................................         11
  Daily variation margin on futures contracts...................................         60
                                                                                  ---------
    Total assets ...............................................................     93,928

LIABILITIES
Payables:
  Fund shares redeemed................................................  $    154
  Accrued fees to affiliates .........................................        85
  Other accrued expenses .............................................        69
                                                                        --------
    Total liabilities ..........................................................        308
                                                                                  ---------
NET ASSETS .....................................................................  $  93,620
                                                                                  =========
NET ASSETS CONSIST OF:
Undistributed net investment income ............................................         50
Accumulated net realized gain (loss) ...........................................    (21,846)
Unrealized appreciation (depreciation) on:
  Investments ..................................................................    (13,026)
  Futures contracts ............................................................        (20)
Shares of beneficial interest ..................................................        117
Additional paid-in capital .....................................................    128,345
                                                                                  ---------
NET ASSETS .....................................................................  $  93,620
                                                                                  =========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($2,687,576 divided by 340,949 shares of $.01 par value
   shares of beneficial interest outstanding) ..................................  $    7.88
                                                                                  =========
  Class E ($837,075 divided by 104,628 shares of $.01 par value
   shares of beneficial interest outstanding) ..................................  $    8.00
                                                                                  =========
  Class S ($90,095,742 divided by 11,236,044 shares of $.01 par value
   shares of beneficial interest outstanding) ..................................  $    8.02
                                                                                  =========

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Small Cap Fund 221

TAX-MANAGED SMALL CAP FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends.........................................................  $   1,139
  Dividends from Money Market Fund..................................        265
  Interest..........................................................         30
                                                                      ---------
    Total investment income.........................................      1,434

EXPENSES
  Advisory fees............................................ $  1,057
  Administrative fees......................................       55
  Custodian fees...........................................      224
  Distribution fees - Class C..............................       20
  Transfer agent fees......................................      160
  Professional fees........................................       31
  Registration fees........................................       61
  Shareholder servicing fees - Class C.....................        7
  Shareholder servicing fees - Class E.....................        2
  Trustees' fees...........................................       14
  Miscellaneous............................................       67
                                                            --------

  Expenses before reductions...............................    1,698
  Expense reductions.......................................     (314)
                                                            --------

    Expenses, net...................................................      1,384
                                                                      ---------
Net investment income...............................................         50
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments..............................................  (15,160)
  Futures contracts........................................   (1,858)   (17,018)
                                                            --------
Net change in unrealized appreciation (depreciation) on:
  Investments..............................................  (19,466)
  Futures contracts........................................      (33)   (19,499)
                                                            --------  ---------

Net realized and unrealized gain (loss).............................    (36,517)
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............  $ (36,467)
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

222 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                        FISCAL YEAR ENDED   TEN MONTHS ENDED         YEAR ENDED
                                                                         OCTOBER 31, 2001   OCTOBER 31, 2000      DECEMBER 31, 1999
                                                                       ------------------  ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income..............................................  $               50  $              (38)   $               35
  Net realized gain (loss)...........................................             (17,018)             (4,664)                 (181)
  Net change in unrealized appreciation (depreciation)...............             (19,499)              4,607                 1,846
                                                                       ------------------  ------------------    ------------------
    Net increase (decrease) in net assets from operations............             (36,467)                (95)                1,700
                                                                       ------------------  ------------------    ------------------
DISTRIBUTIONS
  From net investment income
    Class C..........................................................                  --                  (1)                   --
    Class S..........................................................                  --                 (33)                   --
                                                                       ------------------  ------------------    ------------------
      Net decrease in net assets from distributions..................                  --                 (34)                   --

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from distributions...........              22,043              78,898                27,575
                                                                       ------------------  ------------------    ------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..........................             (14,424)             78,769                29,275

NET ASSETS
  Beginning of period................................................             108,044              29,275                    --
  End of period (including undistributed net investment income of      ------------------  ------------------    ------------------
   $50 at October 31, 2001 and $35 at December 31, 1999).............
                                                                       $           93,620  $          108,044    $           29,275
                                                                       ==================  ==================    ==================

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Small Cap Fund 223

TAX-MANAGED SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                       2001*    2000**  1999***
                                                      -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD................  $ 11.07  $ 10.71  $ 10.00
                                                      -------  -------  -------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)****...............      .12     (.10)      --
  Net realized and unrealized gain (loss)...........    (3.31)     .47      .71
                                                      -------  -------  -------

    Total income from operations....................    (3.19)     .37      .71
                                                      -------  -------  -------

DISTRIBUTIONS
  From net investment income........................       --     (.01)      --
                                                      -------  -------  -------

NET ASSET VALUE, END OF PERIOD......................  $  7.88  $ 11.07  $ 10.71
                                                      =======  =======  =======

TOTAL RETURN (%)(b).................................   (28.88)    3.52     7.10

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..........    2,688    2,414      222

  Ratios to average net assets (%)(c):
    Operating expenses, net.........................     2.25     2.25     2.18
    Operating expenses, gross.......................     2.54     2.77     8.78
    Net investment income (loss)....................     (.93)   (1.05)     .73

  Portfolio turnover rate (%).......................   105.31    71.20     3.33

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
*** For the period December 1, 1999 (commencement of operations) to December 31, 1999.
**** Less than $.01 per share for the period ended December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

224 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         2001*
                                                                        -------
NET ASSET VALUE, BEGINNING OF PERIOD................................... $ 10.00
                                                                        -------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)......................................    (.01)
  Net realized and unrealized gain (loss)..............................   (1.99)
                                                                        -------

    Total income from operations.......................................   (2.00)
                                                                        -------

NET ASSET VALUE, END OF PERIOD......................................... $  8.00
                                                                        =======

TOTAL RETURN (%)(b)....................................................  (20.00)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............................     837

  Ratios to average net assets (%)(c):
    Operating expenses, net............................................    1.50
    Operating expenses, gross..........................................    1.84
    Net investment income (loss).......................................    (.16)

  Portfolio turnover rate (%)..........................................  105.31

*    For the period December 8, 2000 (commencement of sale) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

                                                  Tax-Managed Small Cap Fund 225

TAX-MANAGED SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                 2001*        2000**      1999***
                                                                --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD .........................  $  11.15     $  10.73     $  10.00
                                                                --------     --------     --------
INCOME FROM OPERATIONS
  Net investment income (a)**** ..............................       .01           --          .01
  Net realized and unrealized gain (loss) ....................     (3.14)         .43          .72
                                                                --------     --------     --------
    Total income from operations .............................     (3.13)         .43          .73
                                                                --------     --------     --------
DISTRIBUTIONS
  From net investment income .................................        --         (.01)          --
                                                                --------     --------     --------
NET ASSET VALUE, END OF PERIOD ...............................  $   8.02     $  11.15     $  10.73
                                                                ========     ========     ========

TOTAL RETURN (%)(b) ..........................................    (28.14)        4.08         7.30

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...................    90,095      105,630       29,053

  Ratios to average net assets (%)(c):
    Operating expenses, net ..................................      1.25         1.25         1.25
    Operating expenses, gross ................................      1.54         1.85         7.95
    Net investment income (loss) .............................       .07         (.04)        1.92

  Portfolio turnover rate (%) ................................    105.31        71.20         3.33


*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
*** For the period December 1, 1999 (commencement of operations) to December 31, 1999.
**** Less than $.01 per share for the period ended October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

226 Tax-Managed Small Cap Fund

SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To provide capital appreciation.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund employs a multi-manager strategy to invest in stocks that appear to be undervalued on the basis of earnings, cash flow, or private market value.

GROWTH OF A $10,000 INVESTMENT

Dates             Select Growth - Class I+         Russell 1000 Growth**
-----             ------------------------         ---------------------
Inception*                $10,000                       $10,000
2001                       $6,710                        $6,804

                        YEARLY PERIODS ENDED OCTOBER 31


SELECT GROWTH FUND - CLASS S               SELECT GROWTH FUND - CLASS I

  PERIOD ENDED  GROWTH OF    TOTAL           PERIOD ENDED  GROWTH OF    TOTAL
    10/31/01     $10,000    RETURN             10/31/01     $10,000    RETURN
  ------------  ---------  --------          ------------  ---------  --------
Inception        $ 6,710   (32.90)%        Inception        $ 6,710   (32.90)%


SELECT GROWTH FUND - CLASS E               RUSSELL 1000(R) GROWTH FUND

  PERIOD ENDED  GROWTH OF    TOTAL           PERIOD ENDED  GROWTH OF    TOTAL
    10/31/01     $10,000    RETURN             10/31/01     $10,000    RETURN
  ------------  ---------  --------          ------------  ---------  --------
Inception        $ 6,680   (33.20)%        Inception        $ 6,804   (31.96)%


SELECT GROWTH FUND - CLASS C

  PERIOD ENDED  GROWTH OF    TOTAL
    10/31/01     $10,000    RETURN
  ------------  ---------  --------
Inception         $ 6,650  (33.50)%

228 Select Growth Fund

SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
Since the Fund's inception on January 31, 2001 to October 31, 2001, the Select Value Fund Class I, Class S, Class E and Class C shares lost 32.90%, 32.90%, 33.20% and 33.50%, respectively, as compared to the Russell 1000(R) Growth Index, which declined 31.96%.

The Fund's performance trailed its benchmark in a hostile environment for growth stocks marked by unusually difficult events. The terrorist attacks on September 11, 2001 caused investor confidence to plummet. This was preceded by a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

These events caused growth investments to underperform their value counterparts. Start-up costs also dampened the Fund's performance during this nine-month period.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security during the fiscal period impacted the Fund's performance. This environment characterized by a flight to perceived quality and defensive issues, favored value investing at the expense of growth.

From inception through the end of the second calendar quarter 2001, the Fund either tracked or outperformed relative to its benchmark, the Russell 1000(R) Growth Index. Outperforming managers during this start-up period were Fuller & Thaler, TCW and Turner. Fuller & Thaler was helped by its focus on microcap issues, TCW had strong selection among financial stocks, and Turner's returns were boosted by its selection of high technology companies.

Fuller & Thaler again outperformed in the third calendar quarter of 2001 along with Capital Works and Strong. Turner and TCW gave back some of their positive early returns in the latter part of the reporting period.


TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                             October 31, 2001

Pfizer, Inc.                                                               3.9%
General Electric Co.                                                       3.4
Wal-Mart Stores, Inc.                                                      3.4
Intel Corp.                                                                2.9
Cisco Systems, Inc.                                                        2.5
Johnson & Johnson                                                          2.3
Progressive Corp.                                                          2.3
American International Group, Inc.                                         2.2
Home Depot, Inc. (The)                                                     2.2
Amgen, Inc.                                                                2.0


PORTFOLIO CHARACTERISTICS

                                                                October 31, 2001

Current P/E Ratio                                                         32.7x
Portfolio Price/Book Ratio                                                4.45x
Market Capitalization - $-Weighted Average                            82.40 Bil
Number of Holdings                                                          261


MONEY MANAGERS                                                   STYLE

CapitalWorks Investment Partners, LLC                           Growth
Fuller & Thaler Asset Management, Inc.                          Growth
Strong Capital Management, Inc.                                 Growth
TCW Investment Management Co.                                   Growth
Turner Investment Partners, Inc.                                Growth

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                          Select Growth Fund 229

SELECT GROWTH FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                MARKET
                                                 NUMBER          VALUE
                                                   OF            (000)
                                                 SHARES            $
                                                -------        -------
COMMON STOCKS - 93.5%
AUTO AND TRANSPORTATION - 1.0%
BE Aerospace, Inc. (a)                              100              1
Harley-Davidson, Inc.                             3,200            145
Magna Entertainment Corp. (a)                     2,100             12
Mercury Air Group, Inc. (a)                       6,200             35
OMI Corp. (a)                                    13,900             56
Southwest Airlines Co.                           11,100            176
Werner Enterprises, Inc.                          3,500             76
                                                                ------
                                                                   501
                                                                ------
CONSUMER DISCRETIONARY - 14.6%
Action Performance Companies, Inc. (a)            3,700             97
Aldila, Inc. (a)                                  4,300              5
Alliance Gaming Corp. (a)                        10,900            216
AOL Time Warner, Inc. (a)                        27,860            870
Applebee's International, Inc.                    2,250             68
Bed Bath & Beyond, Inc. (a)                       2,600             65
Best Buy Co. (a)                                  6,610            363
Bon-Ton Stores, Inc. (The)(a)                    12,000             30
Carriage Services, Inc. Class A (a)              11,600             69
CDW Computer Centers, Inc. (a)                      800             37
CellStar Corp. (a)                               30,200             36
ChoicePoint, Inc. (a)                               800             34
Christopher & Banks Corp. (a)                     2,000             66
CKE Restaurants, Inc. (a)                         7,200             52
Clear Channel Communications, Inc. (a)            1,500             57
Cross (A.T.) Co. Class A (a)                      9,600             52
Direct Focus, Inc. (a)                            2,850             69
EarthLink, Inc. (a)                               8,800            129
eBay, Inc. (a)                                    1,100             58
Electronic Arts, Inc. (a)                         2,100            108
Fastenal Co.                                      1,500             89
Franklin Covey Co. (a)                            7,400             26
Gadzooks, Inc. (a)                                3,000             39
GTECH Holdings Corp. (a)                          1,400             56
Home Depot, Inc. (The)                           28,660          1,095
Hot Topic, Inc. (a)                               2,200             56
House2Home, Inc. (a)                              2,700              1
infoUSA, Inc. (a)                                16,300             78
International Game Technology (a)                 1,000             51
JAKKS Pacific, Inc. (a)                           4,300             81
K-Swiss, Inc. Class A                             2,400             67
Kohl's Corp. (a)                                  4,600            256
Lowe's Companies., Inc.                           4,200            143
Pep Boys - Manny, Moe & Jack                      8,000             94
Pixar, Inc. (a)                                   5,200            192
Racing Champions Corp. (a)                        8,300             74
Rawlings Sporting Goods Co., Inc. (a)             5,800             19
Southern Energy Homes, Inc. (a)                  29,000             51
THQ, Inc. (a)                                       500             25
United Auto Group, Inc. (a)                         500              8
Venator Group, Inc. (a)                           4,800             70
Viacom, Inc. Class B (a)                          6,130            225
Wal-Mart Stores, Inc.                            33,360          1,714
Waste Management, Inc.                            2,300             56
Water Pik Technologies, Inc. (a)                  1,200             10
Yahoo!, Inc. (a)                                  7,800             85
                                                               -------
                                                                 7,142
                                                               -------



                                                                MARKET
                                                 NUMBER         VALUE
                                                   OF           (000)
                                                 SHARES           $
                                                -------        -------

CONSUMER STAPLES - 4.6%
Constellation Brands, Inc. Class A (a)          1,700               70
D & K Healthcare Resources, Inc.                1,200               67
Dial Corp.                                      4,270               71
Duane Reade, Inc. (a)                             700               21
Golden State Vintners, Inc. Class B (a)         3,500               18
Kraft Foods, Inc.                               6,790              229
PepsiCo, Inc.                                  12,910              629
Philip Morris Cos., Inc.                        2,100               98
Procter & Gamble Co.                            8,080              596
Suiza Foods Corp. (a)                             200               12
Walgreen Co.                                   13,000              421
                                                               -------
                                                                 2,232
                                                               -------

FINANCIAL SERVICES - 12.0%
Advent Software, Inc. (a)                       1,000               39
Affiliated Computer Services, Inc.
 Class A (a)                                    1,400              123
Affiliated Managers Group, Inc. (a)             1,200               74
American International Group, Inc.             14,380            1,130
BARRA, Inc. (a)                                   700               32
Citigroup, Inc.                                12,340              562
Columbia Banking System, Inc. (a)               2,860               34
Concord EFS, Inc. (a)                          11,880              325
Federal Home Loan Mortgage Corp.                1,500              102
Federal National Mortgage Association           1,100               89
First Data Corp.                                1,900              128
Fiserv, Inc. (a)                                2,400               89
Goldman Sachs Group, Inc.                       4,590              359
IndyMac Bancorp, Inc. (a)                       1,700               44
Investment Technology Group (a)                   300               19
Investors Financial Services Corp.                500               26
Lehman Brothers Holdings, Inc.                  1,100               69
Morgan Stanley Dean Witter & Co.                1,000               49
Paychex, Inc.                                   9,200              295
PICO Holdings, Inc. (a)                         1,100               12
Principal Financial Group, Inc.
 (The) New (a)                                  3,200               72
Progressive Corp.                               8,200            1,137
Republic First Bancorp, Inc. (a)                4,500               23
Schwab (Charles) Corp.                         41,200              531
Scottish Annuity & Life Holdings, Ltd.          6,000               98

230 Select Growth Fund

SELECT GROWTH FUND

                                                                October 31, 2001

                                                     MARKET
                                       NUMBER        VALUE
                                         OF          (000)
                                       SHARES          $
                                      -------       -------

Stilwell Financial, Inc.               14,700           296
SunGard Data Systems (a)                1,600            40
USA Education, Inc.                     1,100            90
                                                    -------
                                                      5,887
                                                    -------
HEALTH CARE - 22.6%
Abaxis, Inc. (a)                       10,500            40
Abbott Laboratories                     8,960           475
Abgenix, Inc. (a)                       3,300            98
American Home Products Corp.            1,600            89
Amgen, Inc. (a)                        18,150         1,031
Baxter International, Inc.              6,070           294
Biogen, Inc. (a)                        5,500           303
Biomet, Inc.                            5,250           160
Biovail Corp. (a)                       1,100            52
Bristol-Myers Squibb Co.                4,200           224
Bruker Daltonics, Inc. New (a)          1,300            30
Cardinal Health, Inc.                     900            60
Caremark Rx, Inc. (a)                   1,100            15
Celgene Corp. (a)                       4,300           142
Cephalon, Inc. (a)                        800            50
Charles River Laboratories
 International, Inc. (a)                3,200           108
Chiron Corp. (a)                        3,500           188
Enzon, Inc. (a)                         1,200            74
First Health Group Corp. (a)            3,700           100
Forest Labs, Inc. (a)                   6,380           475
Genentech, Inc. (a)                    15,890           830
Genzyme Corp. (a)                       2,600           140
Guidant Corp. (a)                       6,220           258
IDEC Pharmaceuticals Corp. (a)          2,870           179
Johnson & Johnson                      20,420         1,182
Kendle International, Inc. (a)          3,400            67
King Pharmaceuticals, Inc. (a)          6,993           273
Laboratory Corp. of
 America Holdings (a)                   2,100           181
LifePoint Hospitals, Inc. (a)           1,700            53
Lilly (Eli) & Co.                       2,500           191
McKesson HBOC, Inc.                     2,100            78
Medicis Pharmaceutical Corp.
 Class A (a)                            3,200           185
MedImmune, Inc. (a)                     1,600            63
Medtronic, Inc.                           900            36
OrthoLogic Corp. (a)                   20,700            83
OSI Pharmaceuticals, Inc. (a)           1,300            59
Pfizer, Inc.                           47,390         1,985
Possis Medical, Inc. (a)                7,000            91
PSS World Medical, Inc. (a)            10,700            97
Quest Diagnostics, Inc. (a)             1,600           105
Renal Care Group, Inc. (a)              5,000           157
ResMed, Inc. (a)                          700            39
Respironics, Inc. (a)                   3,000           101
SangStat Medical Corp. (a)              4,500           102
Sierra Health Services, Inc. (a)       11,400            84
St. Jude Medical, Inc. (a)              1,100            78
Tenet Healthcare Corp. (a)                900            52
Teva Pharmaceutical
 Industries, Ltd. - ADR                   300            19
Thoratec Laboratories Corp. (a)         5,200           101
UnitedHealth Group, Inc.                1,300            85
Wellpoint Health Networks, Inc. (a)       600            67
                                                    -------
                                                     11,029
                                                    -------
INTEGRATED OILS - 0.6%
ChevronTexaco Corp. (a)                 2,040           181
Kerr-McGee Corp.                          900            52
Murphy Oil Corp.                          900            72
                                                    -------
                                                        305
                                                    -------
MATERIALS AND PROCESSING - 1.4%
Elcor Chemical Corp.                    2,100            49
Finish Line (The), Inc. Class A (a)     6,300            64
Foamex International, Inc. (a)          4,800            36
Griffon Corp. (a)                       2,530            29
Nucor Corp.                             1,100            45
PPG Industries, Inc.                    1,800            88
Rohm & Haas Co.                         2,500            81
RTI International Metals (a)            6,500            64
Tyco International, Ltd.                4,500           221
                                                    -------
                                                        677
                                                    -------

MISCELLANEOUS - 4.0%
General Electric Co.                   47,160         1,717
Illinois Tool Works, Inc.               1,600            92
Minnesota Mining & Manufacturing Co.    1,300           136
                                                    -------
                                                      1,945
                                                    -------

OTHER ENERGY - 2.0%
Anadarko Petroleum Corp.                  600            34
Arch Coal, Inc.                         2,700            60
Baker Hughes, Inc.                      1,100            39
Calpine Corp. (a)                       2,600            64
Cooper Cameron Corp. (a)                2,000            78
El Paso Corp.                           1,000            49
Enron Corp.                             2,300            32
FuelCell Energy, Inc. (a)               3,200            50
Global Marine, Inc. (a)                 3,700            60
Hanover Compressor Co. (a)              3,500            97
Massey Energy Co.                       1,300            27
Nabors Industries, Inc. (a)             1,800            55
Patterson-UTI Energy, Inc. (a)          5,700           103
Schlumberger, Ltd.                      1,000            48

Select Growth Fund 231

SELECT GROWTH FUND

                                                           October 31, 2001

                                                                  MARKET
                                                  NUMBER          VALUE
                                                    OF            (000)
                                                  SHARES            $
                                                  ------          ------

Smith International, Inc. (a)                      2,800            132
Westport Resources Corp. (a)                       1,732             30
                                                                 ------
                                                                    958
                                                                 ------

PRODUCER DURABLES - 3.7%
Applied Materials, Inc. (a)                       16,720            570
Celestica, Inc. (a)                                8,950            307
Encore Wire Corp. (a)                              8,400             97
Engineered Support Systems, Inc.                   1,700             85
FLIR Systems, Inc. (a)                             3,700            171
Itron, Inc. (a)                                    7,400            208
KLA Tencor Corporation (a)                         1,900             78
Lockheed Martin Corp.                              1,600             78
MICROS Systems, Inc. (a)                           2,500             54
Polycom, Inc. (a)                                  2,300             69
RF Micro Devices, Inc. (a)                         2,100             43
Tellium, Inc. (a)                                  4,700             31
                                                                 ------
                                                                  1,791
                                                                 ------

TECHNOLOGY - 25.3%
3Com Corp. (a)                                    17,500             72
Activision, Inc. (a)                               2,100             76
Analog Devices, Inc. (a)                           3,100            118
ANSYS, Inc. (a)                                    4,300             90
Automatic Data Processing, Inc.                    1,300             67
BEA Systems, Inc. (a)                              3,700             45
Borland Software Corp. (a)                         6,900             77
Broadcom Corp. Class A (a)                         9,870            340
Brocade Communications
  Systems, Inc. (a)                               13,410            329
Cisco Systems, Inc. (a)                           74,890          1,266
ClickAction, Inc. (a)                              3,000              1
Computer Network Technology Corp. (a)              5,300             77
Dell Computer Corp. (a)                           39,410            944
Digi International, Inc. (a)                       1,800              8
Digital Generation Systems, Inc. (a)               5,000              7
Documentum, Inc. (a)                               4,500             66
DRS Technologies, Inc. (a)                         1,000             40
Electronic Data Systems Corp.                      1,400             90
EMC Corp. (a)                                      4,400             54
Encad, Inc. (a)                                    3,800              4
Epicor Software Corp. (a)                         11,200             11
Exar Corp. (a)                                     4,000             90
Flextronics International, Ltd. (a)               13,400            267
Genesis Microchip, Inc. (a)                        3,500            162
Homeseekers.com, Inc. (a)                         87,300             12
HPL Technologies, Inc. New (a)                     2,400             28
i2 Technologies, Inc. (a)                         19,500             89
Integrated Circuit Systems, Inc. New (a)           1,500             26
Intel Corp.                                       59,940          1,463
International Business Machines Corp.              1,300            140
JDS Uniphase Corp. (a)                            28,860            231
Juniper Networks, Inc. (a)                        18,900            421
L-3 Communications Holdings, Inc. (a)                400             35
Maxim Integrated Products, Inc. (a)               11,000            503
McDATA Corp. (a)                                     700             11
Microchip Technology, Inc. (a)                     2,100             66
Micron Technology, Inc. (a)                       14,670            334
Microsoft Corp. (a)                               15,100            878
National Semiconductor Corp. (a)                   1,600             42
Neoforma, Inc. (a)                                 3,960             32
Netegrity, Inc. (a)                                2,300             27
NetIQ Corp. (a)                                    1,200             34
Network Appliance, Inc. (a)                       13,600            181
Network Associates, Inc. (a)                       4,200             81
Optimal Robotics Corp. (a)                         2,700             80
Oracle Corp. (a)                                   5,200             71
Paradyne Networks, Inc. (a)                       17,500             61
Pegasystems, Inc. (a)                              1,600              6
Perot Systems Corp. Class A (a)                    2,300             39
Pixelworks, Inc. New (a)                           5,500             56
Precise Software Solutions, Ltd. (a)               2,000             38
QUALCOMM, Inc. (a)                                16,320            802
Raytheon Co.                                       2,000             65
Register.com, Inc. (a)                             5,400             46
Riverstone Networks, Inc. New (a)                  7,100             90
Scientific-Atlanta, Inc.                           2,100             44
Siebel Systems, Inc. (a)                          18,100            296
SmartForce PLC - ADR (a)                           4,000             66
Sun Microsystems, Inc. (a)                         9,600             97
Texas Instruments, Inc.                           17,590            492
Three-Five Systems, Inc. (a)                       1,900             29
UTStarcom, Inc. (a)                                4,200             99
VeriSign, Inc. (a)                                 7,480            290
Veritas Software Corp. (a)                         4,400            125
ViaSat, Inc. (a)                                   2,700             40
Virage, Inc. (a)                                   6,800             19
Virata Corp. (a)                                   7,500             90
Xilinx, Inc. (a)                                  13,300            405
                                                                 ------
                                                                 12,381
                                                                 ------

UTILITIES - 1.7%
AirGate PCS, Inc. (a)                                300             15
AT&T Wireless Services, Inc. (a)                  20,270            293
Nextel Communications, Inc. Class A (a)            8,000             64
Nokia Corp. - ADR                                  3,200             66
Sprint Corp. (PCS Group)(a)                       12,290            274
US Unwired, Inc. New (a)                           2,200             27
Vodafone Group PLC - ADR                           3,200             74
                                                                 ------
                                                                    813
                                                                 ------

TOTAL COMMON STOCKS
(cost $49,658)                                                   45,661
                                                                 ------


232 Select Growth Fund

SELECT GROWTH FUND

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                 -----------   -----------
SHORT-TERM INVESTMENTS - 9.9%
Frank Russell Investment Company
  Money Market Fund (b)                               4,258         4,258
United States Treasury Bills
    1.880% due 12/20/01 (c)(d)(e)                       600           598
                                                               -----------
TOTAL SHORT-TERM INVESTMENTS
(cost $4,856)                                                       4,856
                                                               -----------
TOTAL INVESTMENTS - 103.4%
(identified cost $54,514)                                          50,517

OTHER ASSETS AND LIABILITIES,
NET - (3.4%)                                                       (1,670)
                                                               -----------
NET ASSETS - 100.0%                                                48,847
                                                               ===========

                                                  NOTIONAL      UNREALIZED
                                                   AMOUNT      APPRECIATION
                                                    (000)     (DEPRECIATION)
FUTURES CONTRACTS                                     $            (000)
                                                 -----------   ------------
Nasdaq 100 Index
  expiration date 12/01                                 958     $     (30)

S&P Barra Growth Index
  expiration date 12/01                               1,369            43

S&P 500 Index
  expiration date 12/01                                 530           (17)
                                                               ------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                           $      (4)
                                                               ============

(a)  Nonincome-producing security.
(b)  At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.
(e)  At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 233

SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001


ASSETS
Investments at market (identified cost $54,514) .............................   $ 50,517
Receivables:
  Dividends .................................................................         24
  Investments sold ..........................................................      1,476
  Fund shares sold .........................................................         172
  From Advisor ..............................................................          9
  Daily variation margin on futures contracts ...............................         26
                                                                                --------
    Total assets ............................................................     52,224

LIABILITIES
Payables:
  Investments purchased .........................................  $  3,337
  Accrued fees to affiliates ....................................         2
  Other accrued expenses ........................................        38
                                                                   --------
    Total liabilities .......................................................      3,377
                                                                                --------
NET ASSETS ..................................................................   $ 48,847
                                                                                ========
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) ........................................   $(17,155)
Unrealized appreciation (depreciation) on:
  Investments ...............................................................     (3,997)
  Futures contracts .........................................................         (4)
Shares of beneficial interest ...............................................         73
Additional paid-in capital ..................................................     69,930
                                                                                --------
NET ASSETS ..................................................................   $ 48,847
                                                                                ========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($1,016,991 divided by 152,992 shares of $.01 par value
    shares of beneficial interest outstanding) ..............................   $   6.65
                                                                                ========
  Class E ($2,714,072 divided by 406,181 shares of $.01 par value
    shares of beneficial interest outstanding) ..............................   $   6.68
                                                                                ========
  Class I ($21,043,767 divided by 3,135,597 shares of $.01 par value
    shares of beneficial interest outstanding) ..............................   $   6.71
                                                                                ========
  Class S ($24,071,968 divided by 3,588,662 shares of $.01 par value
    shares of beneficial interest outstanding) ..............................   $   6.71
                                                                                ========

See accompanying notes which are an integral part of the financial statements.

234 Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands            For the Period January 31, 2001 (commencement of
                                                 operations) to October 31, 2001


INVESTMENT INCOME
  Dividends from Money Market Fund .......................................  $    165
  Dividends ..............................................................       146
  Interest ...............................................................        16
                                                                            --------
    Total investment income ..............................................       327

EXPENSES
  Advisory fees ..............................................  $    303
  Administrative fees ........................................        19
  Custodian fees .............................................       140
  Distribution fees - Class C ................................         6
  Transfer agent fees ........................................        26
  Professional fees ..........................................        38
  Registration fees ..........................................       109
  Shareholder servicing fees - Class C .......................         2
  Shareholder servicing fees - Class E .......................         3
  Trustees' fees .............................................         9
  Miscellaneous ..............................................        27
                                                                --------
  Expenses before reductions .................................       682
  Expense reductions .........................................      (317)
                                                                --------

    Expenses, net ........................................................       365
                                                                            --------
Net investment loss ......................................................       (38)
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ................................................   (15,334)
  Futures contracts ..........................................    (1,821)    (17,155)
                                                                 --------
Net change in unrealized appreciation (depreciation) on:
  Investments ................................................    (3,997)
  Futures contracts ..........................................        (4)     (4,001)
                                                                 -------    --------
Net realized and unrealized gain (loss) ..................................   (21,156)
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................  $(21,194)
                                                                            ========


See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 235

SELECT GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                        JANUARY 31, 2001*
                                                                               TO
                                                                        OCTOBER 31, 2001
                                                                        -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)  ......................................     $    (38)
  Net realized gain (loss) ...........................................      (17,155)
  Net change in unrealized appreciation (depreciation) ...............       (4,001)
                                                                           --------
    Net increase (decrease) in net assets from operations ............      (21,194)
                                                                           --------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ......       70,041
                                                                           --------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................       48,847

NET ASSETS
  Beginning of period ................................................           --
                                                                           --------
  End of period ......................................................     $ 48,847
                                                                           ========

*    Commencement of operations.

See accompanying notes which are an integral part of the financial statements.

236 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         2001*
                                                                        -------
NET ASSET VALUE, BEGINNING OF PERIOD................................... $ 10.00
                                                                        -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ....................................    (.08)
   Net realized and unrealized gain (loss) ............................   (3.27)
                                                                        -------
     Total income from operations .....................................   (3.35)
                                                                        -------
NET ASSET VALUE, END OF PERIOD......................................... $  6.65
                                                                        =======
TOTAL RETURN (%)(b) ...................................................  (33.50)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........................   1,017

   Ratios to average net assets (%)(c):
     Operating expense, net ...........................................    2.17
     Operating expense, gross .........................................    2.97
     Net investment income (loss) .....................................   (1.32)

   Portfolio turnover rate (%)  .......................................  169.36

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

                                                          Select Growth Fund 237

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  2001*
                                                                --------

NET ASSET VALUE, BEGINNING OF PERIOD .....................      $  10.00
                                                                --------

INCOME FROM OPERATIONS
  Net investment income (loss)(a) ........................          (.02)
  Net realized and unrealized gain (loss) ................         (3.30)
                                                                --------
    Total income from operations .........................         (3.32)
                                                                --------
NET ASSET VALUE, END OF PERIOD ...........................      $   6.68
                                                                ========
TOTAL RETURN (%)(b) ......................................        (33.20)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...............         2,714

  Ratios to average net assets (%)(c):
    Operating expense, net ...............................          1.29
    Operating expense, gross .............................          2.05
    Net investment income (loss) .........................          (.45)

  Portfolio turnover rate (%) ............................        169.36


 * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

238 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         2001*
                                                                       ---------

NET ASSET VALUE, BEGINNING OF PERIOD ................................. $  10.00
                                                                       ---------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)**...................................       --
  Net realized and unrealized gain (loss).............................    (3.29)
                                                                       ---------
    Total income from operations......................................    (3.29)
                                                                       ---------
NET ASSET VALUE, END OF PERIOD........................................ $   6.71
                                                                       =========

TOTAL RETURN (%)(b)....................................................  (32.90)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............................  21,044

  Ratios to average net assets (%)(c):
    Operating expense, net.............................................     .89
    Operating expense, gross...........................................    1.75
    Net investment income (loss).......................................    (.03)

  Portfolio turnover rate (%)..........................................  169.36

 * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**  Less than $.01 per share for the period ended October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                          Select Growth Fund 239

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     2001*
                                                                     -----

NET ASSET VALUE, BEGINNING OF PERIOD ..........................      $ 10.00
                                                                     -------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)** ...........................           --
  Net realized and unrealized gain (loss) .....................        (3.29)
                                                                     -------

     Total income from operations .............................        (3.29)
                                                                     -------

NET ASSET VALUE, END OF PERIOD ................................      $  6.71
                                                                     =======

TOTAL RETURN (%)(b) ...........................................       (32.90)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ....................       24,072

  Ratios to average net assets (%)(c):
    Operating expense, net ....................................          .94
    Operating expense, gross ..................................         1.74
    Net investment income (loss) ..............................         (.09)

  Portfolio turnover rate (%) .................................       169.36

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**   Less than $.01 per share for the period ended October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

240 Select Growth Fund

SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION

                                                    October 31, 2001 (Unaudited)

OBJECTIVE: To provide capital appreciation.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund employs a multi-manager strategy to invest in stocks with above average growth rates and favorable earnings momentum.

GROWTH OF A $10,000 INVESTMENT

Dates             Select Value - Class I+         Russell 1000 Value**
-----             -----------------------         --------------------
Inception*                $10,000                       $10,000
2001                       $8,608                        $8,683

                        YEARLY PERIODS ENDED OCTOBER 31


SELECT VALUE FUND - CLASS S

  PERIOD ENDED          GROWTH OF         TOTAL
    10/31/01             $10,000         RETURN
-----------------     ------------     -----------
Inception                $8,596          (14.04)%


SELECT VALUE FUND - CLASS E

  PERIOD ENDED          GROWTH OF         TOTAL
    10/31/01             $10,000         RETURN
-----------------     ------------     -----------
Inception                $8,567          (14.33)%


SELECT VALUE FUND - CLASS C

  PERIOD ENDED          GROWTH OF         TOTAL
    10/31/01             $10,000         RETURN
-----------------     ------------     -----------
Inception                $8,524          (14.76)%


SELECT VALUE FUND - CLASS I

  PERIOD ENDED          GROWTH OF         TOTAL
    10/31/01             $10,000         RETURN
-----------------     ------------     -----------
Inception                $8,608          (13.92)%


RUSSELL 1000(R) VALUE FUND

  PERIOD ENDED          GROWTH OF         TOTAL
    10/31/01             $10,000         RETURN
-----------------     ------------     -----------
Inception                $8,683          (13.17)%



242 Select Value Fund

SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
Since the Fund's inception on January 31, 2001 to October 31, 2001, the Select Value Fund Class I, Class S, Class E and Class C shares lost 13.92%, 14.04%, 14.33% and 14.76%, respectively, as compared to the Russell 1000(R) Value Index, which declined 13.17%.

The Fund's performance trailed its benchmark in an environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

These events caused value investing to outperform growth. Yet, due to the high level of cross-sectional volatility among the value economic sectors, active managers had difficulty outperforming the benchmarks. Start-up costs also dampened the Fund's performance during this nine-month period.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security during the fiscal period impacted the Fund's performance. This environment, characterized by a flight to perceived quality and defensive issues, favored value investing.

MFS was the Fund's leading manager in terms of performance during the first two months following it's inception. In the second calendar quarter of 2001, the Fund outperformed its benchmark with Systematic's small cap portfolio contributing the best returns. Systematic's large cap portfolio strategy was added in early May.

Iridian ended the period favoring insurance holdings and underweighting utilities. MFS maintained its defensive strategy, while incrementally increasing holdings in cyclical stocks. Systematic's large cap portfolio maintained its focus on fundamental analysis while keeping its sector weights close in line with the index weights. Systematic's small cap portfolio made several sector shifts during the period as they sold out of consumer discretionary and health care in favor of industrials and some technology.

The Fund, in aggregate, favored companies with slightly discounted price-to-earnings ratios and above average expected earnings growth. At the end of the fiscal year, the Fund was underweight in utilities and integrated oils and overweight in health care and other energy. The capitalization bias indicated a 4% underweight to the largest capitalization tier of value stocks in the Russell 1000(R) Value Index.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                             October 31, 2001

Citigroup, Inc.                                                        2.8%
International Business Machines Corp.                                  1.7
Exxon Mobil Corp.                                                      1.6
ChevronTexaco Corp.                                                    1.5
Marsh & McLennan Cos., Inc.                                            1.4
Bank of America Corp.                                                  1.3
Lincoln National Corp.                                                 1.3
Federal Home Loan Mortgage Corp.                                       1.3
Comcast Corp. Special Class A                                          1.2
Hartford Financial Services Group, Inc.                                1.2
(The)

PORTFOLIO CHARACTERISTICS

                                                                October 31, 2001

Current P/E Ratio                                                        18.1x
Portfolio Price/Book Ratio                                               2.39x
Market Capitalization - $-Weighted Average                           47.83 Bil
Number of Holdings                                                         243


MONEY MANAGERS                                                       STYLE

Iridian Asset Management, LLC                                        Value
MFS International Advisors, Inc.                                     Value
Systematic Financial Management, L.P.                                Value

 * The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

 ** The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                           Select Value Fund 243

SELECT VALUE FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                               MARKET
                                                NUMBER         VALUE
                                                  OF           (000)
                                                SHARES           $
                                               --------       --------
COMMON STOCKS - 91.5%
AUTO AND TRANSPORTATION - 1.8%
Canadian National Railway Co.                     2,700            107
Delphi Automotive Systems Corp.                  29,800            346
Landstar Systems, Inc. (a)                        1,300             93
Lear Corp. (a)                                    1,900             58
Navistar International Corp.                      2,100             63
Norfolk Southern Corp.                           13,100            219
Tidewater, Inc.                                   8,700            263
                                                              --------
                                                                 1,149
                                                              --------
CONSUMER DISCRETIONARY - 8.4%
Abercrombie & Fitch Co. Class A (a)               5,000             94
AnnTaylor Stores Corp. (a)                        2,500             55
BJ's Wholesale Club, Inc. (a)                     2,000            102
Buca, Inc. (a)                                    3,900             53
Cendant Corp. (a)                                37,200            482
Circuit City Stores - Circuit City Group         19,500            268
Disney (Walt) Co.                                18,000            335
F.Y.I., Inc. (a)                                  1,700             61
FTI Consulting, Inc. (a)                          2,200             65
Gannett Co., Inc.                                 3,500            221
Gillette Co. (The)                               10,500            326
Ikon Office Solutions, Inc.                       7,200             70
Insight Communications Co., Inc. Class A (a)      3,600             74
International Flavors & Fragrances, Inc.          8,700            248
Kimberly-Clark Corp.                              9,700            538
Liberty Media Corp. (a)                          27,700            324
Maxwell Shoe Company, Inc. Class A (a)            4,700             67
McDonald's Corp.                                  6,200            162
Movado Group, Inc.                                5,900             96
Office Depot, Inc. (a)                           16,500            224
Phillips-Van Heusen Corp.                         8,300             71
Reebok International, Ltd. (a)                    2,600             54
Sears Roebuck & Co.                               9,900            384
Target Corp.                                      5,900            184
TETRA Technologies, Inc. (a)                      1,900             32
Tommy Hilfiger Corp. (a)                          8,000             92
Tribune Co.                                       2,500             76
Universal Electronics, Inc. (a)                   5,700             84
Viacom, Inc. Class B (a)                          9,384            343
Waste Management, Inc.                           11,600            284
                                                              --------
                                                                 5,469
                                                              --------
CONSUMER STAPLES - 5.7%
Anheuser-Busch Cos., Inc.                         7,200            300
Clorox Co. (The)                                 10,900            389
Coca-Cola Co. (The)                               5,100            244
Diageo PLC - ADR                                  2,200             90
Interstate Bakeries Corp.                         3,400             80
J.M. Smucker Co., (The)                           7,100            237
Kellogg Co.                                       6,200            189
Kraft Foods, Inc.                                 7,300            246
Kroger Co. (a)                                   15,700            384
PepsiCo, Inc.                                     5,340            260
Philip Morris Cos., Inc.                          9,700            454
Procter & Gamble Co.                              9,300            686
Safeway, Inc. (a)                                 2,600            108
Standard Commercial Corp.                         4,300             80
                                                              --------
                                                                 3,747
                                                              --------
FINANCIAL SERVICES - 27.8%

Allstate Corp.                                    7,900            248
American Express Co.                              3,700            109
American International Group, Inc.                3,800            299
AON Corp.                                        16,000            609
Astoria Financial Corp.                           2,700            141
Bank of America Corp.                            14,500            855
Bear Stearns Cos., Inc. (The)                     5,200            281
CBL & Associates Properties, Inc. (e)             3,200             93
Chubb Corp. (The)                                 9,300            635
CIGNA Corp.                                       8,300            605
Citigroup, Inc.                                  40,200          1,830
Coastal Bancorp, Inc.                             2,300             68
Cobalt Corp. (a)                                  6,600             36
Countrywide Credit Industries, Inc.               4,200            168
Cullen Frost Bankers, Inc.                        2,300             62
Dime Community Bancorp, Inc.                      2,700             65
Doral Financial Corp.                             2,400             84
Equity Office Properties Trust (e)                9,800            279
Equity Residential Properties Trust (e)           7,400            192
FactSet Research Systems, Inc.                    2,300             57
Federal Home Loan Mortgage Corp.                 12,300            834
Federal National Mortgage Association             9,100            737
FleetBoston Financial Corp.                      17,200            565
Franklin Resources, Inc.                          8,500            273
Gallagher (Arthur J.) & Co.                       2,800            102
Golden West Financial Corp.                       3,400            165
Hartford Financial Services
 Group, Inc. (The)                               14,300            772
Household International, Inc.                     7,900            413
IndyMac Bancorp, Inc. (a)                         2,500             64
Innkeepers USA Trust                              8,300             58
Jefferson-Pilot Corp.                             4,900            203
Lehman Brothers Holdings, Inc.                    5,900            369
Lincoln National Corp.                           20,100            851
Mack-Cali Realty Corp. (e)                        3,100             96
Marsh & McLennan Cos., Inc.                       9,300            900
Mellon Financial Corp.                           22,100            743
Merrill Lynch & Co., Inc.                         4,000            175
Metris Companies, Inc.                            3,700             60
MGIC Investment Corp.                             3,700            191


244 Select Value Fund

SELECT VALUE FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                  --------       -------
Morgan Stanley Dean Witter & Co.                   11,200           548
Odyssey Re Holdings Corp.                           3,800            57
PNC Bank Corp.                                     11,200           615
Principal Financial Group, Inc.
 (The) New (a)                                        650            15
Raymond James Financial, Inc.                       3,000            88
RenaissanceRe Holdings, Ltd.                        1,100           106
Republic Bancorp, Inc.                              5,100            75
Republic Bancorp, Inc.                              2,200            27
Ryder System, Inc.                                  2,800            52
SAFECO Corp.                                        3,700           114
Seacoast Banking Corp. of Florida                   1,017            43
SouthTrust Corp.                                    5,500           125
Sovereign Bancorp, Inc.                             5,700            56
St. Paul Cos., Inc.                                 9,600           441
Triad Guaranty, Inc. (a)                            2,000            66
USA Education, Inc.                                 6,600           538
Wachovia Corp. (a)                                 11,600           332
Washington Mutual, Inc.                             8,600           260
Wells Fargo & Co.                                   6,100           241
Whitney Holding Corp.                               2,100            82
                                                                 ------
                                                                 18,168
                                                                 ------
HEALTH CARE - 7.7%
Abbott Laboratories                                 5,800           307
American Home Products Corp.                        4,500           251
Biogen, Inc. (a)                                   10,300           567
Boston Scientific Corp. (a)                        25,866           588
Edwards Lifesciences Corp. (a)                      4,000           102
Guidant Corp. (a)                                   4,200           174
HCA-The Healthcare Co.                             10,900           432
Johnson & Johnson                                   3,700           214
Lifecore Biomedical, Inc. (a)                       2,200            28
LifePoint Hospitals, Inc. (a)                       3,000            94
Lilly (Eli) & Co.                                   2,600           199
Merck & Co., Inc.                                   3,200           204
Merit Medical Systems, Inc. (a)                     6,625           101
Novartis AG - ADR                                   4,800           181
Pfizer, Inc.                                        2,100            88
Pharmaceutical Resources, Inc. (a)                  1,200            41
Priority Healthcare Corp. Class B (a)               2,900            84
Quest Diagnostics, Inc. (a)                         2,000           131
Schering-Plough Corp.                              14,600           543
Tenet Healthcare Corp. (a)                         11,800           679
                                                                 ------
                                                                  5,008
                                                                 ------
INTEGRATED OILS - 4.4%
ChevronTexaco Corp. (a)                            11,253           996
Exxon Mobil Corp.                                  26,600         1,049
Occidental Petroleum Corp.                          1,700            43
Phillips Petroleum Co.                              9,500           517
Royal Dutch Petroleum Co.                           1,500            76
Unocal Corp.                                        5,900           190
                                                                 ------
                                                                  2,871
                                                                 ------
MATERIALS AND PROCESSING - 6.6%
Air Products & Chemicals, Inc.                      6,200           248
AKZO Nobel - ADR                                    5,400           222
Alcoa, Inc.                                        21,100           681
Apogee Enterprises, Inc.                            2,000            28
Applied Films Corp. (a)                             5,000           103
Archer-Daniels-Midland Co.                         19,020           265
Ball Corp.                                            900            55
Dow Chemical Co.                                    6,200           206
Elcor Chemical Corp.                                2,100            49
EMCOR Group, Inc. (a)                               2,500            98
International Paper Co.                             5,000           179
P.H. Glatfelter Co.                                 6,400            96
Packaging Corp. of America (a)                      5,100            90
PPG Industries, Inc.                                8,400           410
Praxair, Inc.                                       2,300           109
Syngenta AG - ADR (a)                              16,500           170
Temple-Inland, Inc.                                 5,900           295
Tyco International, Ltd.                           13,100           644
Weyerhaeuser Co.                                    7,300           364
                                                                 ------
                                                                  4,312
                                                                 ------
MISCELLANEOUS - 1.5%
General Electric Co.                                8,500           309
Hillenbrand Industries, Inc.                        3,000           159
Honeywell International, Inc.                       8,900           263
Minnesota Mining & Manufacturing Co.                2,400           251
                                                                 ------
                                                                    982
                                                                 ------
OTHER ENERGY - 5.2%
Anadarko Petroleum Corp.                            2,800           160
Apache Corp.                                        8,100           418
Arch Coal, Inc.                                     3,700            82
Devon Energy Corp.                                  4,900           188
El Paso Corp.                                      13,800           677
Forest Oil Corp. (a)                                2,700            74
GulfMark Offshore, Inc. (a)                         2,400            68
Noble Drilling Corp. (a)                            3,400           104
Schlumberger, Ltd.                                 11,100           537
Valero Energy Corp.                                 8,600           323
Williams Cos. (The)                                25,900           748
                                                                 ------
                                                                  3,379
                                                                 ------
PRODUCER DURABLES - 3.4%
Alstom - ADR                                        3,380            52
Boeing Co. (The)                                   17,900           584
Caterpillar, Inc.                                   1,900            85

                                                           Select Value Fund 245

SELECT VALUE FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       -------
Danaher Corp.                                      3,500           195
Deere & Co.                                       15,200           562
FSI International, Inc. (a)                        3,500            29
KLA Tencor Corporation (a)                         3,700           151
Kulicke & Soffa Industries, Inc. (a)               3,500            53
Lockheed Martin Corp.                              5,200           254
LTX Corp. (a)                                      3,100            51
Ryland Group, Inc. (The)                           1,600            86
Tollgrade Communications, Inc. (a)                 2,000            51
TRC Companies, Inc. (a)                            1,500            63
                                                                ------
                                                                 2,216
                                                                ------
TECHNOLOGY - 7.2%
Accenture, Ltd. New (a)                              700            12
Adaptec, Inc. (a)                                  2,700            33
Analog Devices, Inc. (a)                           3,300           125
Applied Innovation, Inc. (a)                         900             7
Avnet, Inc.                                        7,600           157
BEI Technologies, Inc.                             5,000            81
CryptoLogic, Inc. (a)                              3,700            49
DRS Technologies, Inc. (a)                         1,300            52
DSP Group, Inc. (a)                                3,200            67
Electronic Data Systems Corp.                      9,000           579
Flextronics International, Ltd. (a)                3,300            66
General Dynamics Corp.                             3,600           294
Hutchinson Technology, Inc. (a)                    2,300            42
II-VI, Inc. (a)                                      200             3
Integrated Silicon Solution, Inc. (a)              7,200            75
International Business Machines Corp.             10,000         1,081
International Rectifier Corp. (a)                  1,900            67
KEMET Corp. (a)                                    3,000            54
LSI Logic Corp. (a)                               10,500           178
Microsoft Corp. (a)                                1,300            76
Motorola, Inc.                                     9,800           160
Motorola, Inc. (a)                                 3,700           182
National Semiconductor Corp. (a)                  12,400           322
Oracle Corp. (a)                                   9,900           134
Pixelworks, Inc. New (a)                           4,000            40
Planar Systems, Inc. (a)                           1,700            25
Raytheon Co.                                       1,200            39
Rockwell International Corp.                       6,000            83
Silicon Storage Technology, Inc. (a)               6,600            59
Sun Microsystems, Inc. (a)                        16,500           167
Texas Instruments, Inc.                            6,100           171
Three-Five Systems, Inc. (a)                       2,600            40
Vishay Intertechnology, Inc. (a)                  10,900           206
                                                                ------
                                                                 4,726
                                                                ------
UTILITIES - 11.8%
AGL Resources, Inc.                                5,000           103
Alltel Corp.                                       4,400           251
AT&T Corp.                                        46,100           703
AT&T Wireless Services, Inc. (a)                  10,541           152
BroadWing, Inc. (a)                               16,400           152
Cascade Natural Gas Corp.                          6,000           121
Comcast Corp. Special Class A (a)                 21,800           781
Cox Communications, Inc. Class A (a)               4,600           176
Dominion Resources, Inc.                           1,300            79
Duke Energy Corp.                                  9,400           361
Exelon Corp.                                       4,600           194
FirstEnergy Corp.                                  2,700            93
FPL Group, Inc.                                    2,100           112
Idacorp, Inc.                                      2,100            80
Mirant Corp. New (a)                               3,900           101
National Fuel Gas Co.                             10,100           236
NICOR, Inc.                                        4,100           159
NiSource, Inc.                                     5,600           133
Nokia Corp. - ADR                                 10,300           211
NSTAR                                              5,200           214
Pinnacle West Capital Corp.                        4,300           181
Qwest Communications International, Inc.          24,700           320
SBC Communications, Inc.                          18,800           716
Sprint Corp. (Fon Group)                          29,500           590
Verizon Communications, Inc.                      15,500           772
Vodafone Group PLC - ADR                          14,600           338
WGL Holdings, Inc.                                 5,100           138
WorldCom, Inc. - WorldCom Group (a)               15,800           213
                                                                ------
                                                                 7,680
                                                                ------
TOTAL COMMON STOCKS
(cost $64,569)                                                  59,707
                                                                ------


246 Select Value Fund

SELECT VALUE FUND

October 31, 2001

                                            PRINCIPAL      MARKET
                                             AMOUNT        VALUE
                                             (000)         (000)
                                               $             $
                                            ---------      ------

SHORT-TERM INVESTMENTS - 7.9%
Frank Russell Investment Company
   Money Market Fund (b)                      4,564          4,564
United States Treasury Bills
   2.070% due 12/20/01 (c)(d)(f)                600            598
                                                           -------
                                                             5,162
                                                           -------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,162)                                                5,162
                                                           -------

TOTAL INVESTMENTS - 99.4%
(identified cost $69,731)                                   64,869

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                     401
                                                           -------

NET ASSETS - 100.0%                                         65,270
                                                           =======

(a)  Nonincome-producing security.
(b)  At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.
(e)  Real Estate Investment Trust (REIT).
(f)  At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt


                                            NOTIONAL         UNREALIZED
                                             AMOUNT         APPRECIATION
                                             (000)         (DEPRECIATION)
FUTURES CONTRACTS                              $               (000)
                                            --------       --------------

S&P Barra Value Index
  expiration date 12/01                       1,796         $   19


S&P 500 Index
  expiration date 12/01                       3,447            (15)
                                                            ------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                       $    4
                                                            ======

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 247

SELECT VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)


                                                                               October 31, 2001
ASSETS
 Investments at market (identified cost $69,731) ...............................  $      64,869
 Cash ..........................................................................            398
 Receivables:
   Dividends ...................................................................             95
   Investments sold ............................................................             85
   Fund shares sold ............................................................            319
   From Advisor ................................................................             10
   Daily variation margin on futures contracts .................................              4
                                                                                  -------------
      Total assets .............................................................         65,780

LIABILITIES
Payables:
  Investments purchased ........................................   $         460
  Accrued fees to affiliates ...................................              17
  Other accrued expenses .......................................              32
  Daily variation margin on futures contracts ..................               1
                                                                   -------------
      Total liabilities ........................................................            510
                                                                                  -------------
NET ASSETS .....................................................................  $      65,270
                                                                                  =============
NET ASSETS CONSIST OF:
Undistributed net investment income ............................................  $          83
Accumulated net realized gain (loss) ...........................................         (4,890)
Unrealized appreciation (depreciation) on:
  Investments ..................................................................         (4,862)
  Futures contracts ...........................................................               4
Shares of beneficial interest ................................................               77
Additional paid-in capital ...................................................           74,858
                                                                                  -------------
NET ASSETS .....................................................................  $      65,270
                                                                                  =============
NET ASSET VALUE, offering and redemption price per share:
  Class C ($1,843,588 divided by 216,751 shares of $.01 par value
    shares of beneficial interest outstanding) .................................  $        8.51
  Class E ($3,154,803 divided by 369,879 shares of $.01 par value                 =============
    shares of beneficial interest outstanding) .................................  $        8.53
  Class I ($28,983,223 divided by 3,395,535 shares of $.01 par value              =============
    shares of beneficial interest outstanding) .................................  $        8.54
  Class S ($31,288,114 divided by 3,668,405 shares of $.01 par value              =============
    shares of beneficial interest outstanding) .................................  $        8.53
                                                                                  =============

See accompanying notes which are an integral part of the financial statements.

248 Select Value Fund

SELECT VALUE FUND

STATEMENT OF OPERATIONS

Amounts in thousands                 For the Period January 31, 2001(commencement of operations)
                                                                             to October 31, 2001

INVESTMENT INCOME
  Dividends ....................................................................   $          657
  Dividends from Money Market Fund .............................................              209
  Interest .....................................................................               16
                                                                                   --------------
    Total investment income ....................................................              882

EXPENSES
  Advisory fees ................................................  $          298
  Administrative fees ..........................................              22
  Custodian fees ...............................................             111
  Distribution fees - Class C ..................................               8
  Transfer agent fees ..........................................              34
  Professional fees ............................................              38
  Registration fees ............................................             109
  Shareholder servicing fees - Class C .........................               3
  Shareholder servicing fees - Class E .........................               4
  Trustees' fees ...............................................               9
  Miscellaneous ................................................              25
                                                                  --------------
  Expenses before reductions ...................................             661
  Expense reductions ...........................................            (285)
                                                                  --------------
    Expenses, net ..............................................................              376
                                                                                   --------------
Net investment income ..........................................................              506
                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .................................................          (3,584)
   Futures contracts ...........................................          (1,306)         (4,890)
                                                                  --------------
Net change in unrealized appreciation (depreciation) on:
   Investments .................................................          (4,862)
   Futures contracts ...........................................               4           (4,858)
                                                                  --------------   --------------
Net realized and unrealized gain (loss) ........................................           (9,748)
                                                                                   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................   $       (9,242)
                                                                                   ==============

 See accompanying notes which are an integral part of the financial statements.
                                                           Select Value Fund 249

SELECT VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands



                                                               JANUARY 31, 2001*
                                                                      TO
                                                                OCTOBER 31, 2001
                                                              ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .......................................  $          506
  Net realized gain (loss) ....................................          (4,890)
  Net change in unrealized appreciation (depreciation) ........          (4,858)
                                                                 --------------
    Net increase (decrease) in net assets from operations .....          (9,242)
                                                                 --------------
DISTRIBUTIONS
  From net investment income
    Class C ...................................................              (7)
    Class E ...................................................            (216)
    Class I ...................................................              (2)
    Class S ...................................................            (198)
                                                                 --------------
      Net decrease in net assets from distributions ...........            (423)
                                                                 --------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions          74,935
                                                                 --------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...................          65,270

NET ASSETS
  Beginning of period .........................................              --
  End of period (including undistributed net investment income   --------------
    of $83 at October 31, 2001) ...............................  $       65,270
                                                                 ==============
* Commencement of operations.

See accompanying notes which are an integral part of the financial statements.

250 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         2001*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD ..............................  $    10.00
                                                                     ----------
Income From Operations
  Net investment income (a)** .....................................          --
  Net realized and unrealized gain (loss) .........................       (1.48)
                                                                     ----------
    Total income from operations ..................................       (1.48)
                                                                     ----------
DISTRIBUTIONS
  From net investment income ......................................        (.01)
                                                                     ----------
NET ASSET VALUE, END OF PERIOD ....................................  $     8.51
                                                                     ==========
TOTAL RETURN (%)(b) ...............................................      (14.76)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ........................       1,844

  Ratios to average net assets (%)(c):
    Operating expense, net ........................................        2.00
    Operating expense, gross ......................................        2.64
    Net investment income .........................................         .00

  Portfolio turnover rate (%) .....................................       71.75

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**   Less than $.01 per share for the period ended October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

Select Value Fund 251

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     2001*
                                                                   --------

NET ASSET VALUE, BEGINNING OF PERIOD .......................       $  10.00
                                                                   --------
INCOME FROM OPERATIONS
  Net investment income (a) ................................            .05
  Net realized and unrealized gain (loss) ..................          (1.48)
                                                                   --------
    Total income from operations ...........................          (1.43)
                                                                   --------
DISTRIBUTIONS
  From net investment income ...............................           (.04)
                                                                   --------
NET ASSET VALUE, END OF PERIOD .............................         $ 8.53
                                                                   ========

TOTAL RETURN (%)(b) ........................................         (14.33)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .................          3,155

  Ratios to average net assets (%)(c):
    Operating expense, net .................................           1.25
    Operating expense, gross ...............................           1.85
    Net investment income ..................................            .76

  Portfolio turnover rate (%) ..............................          71.75

 * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

252 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     2001*
                                                                    -------
NET ASSET VALUE, BEGINNING OF PERIOD ............................   $ 10.00
                                                                    -------
INCOME FROM OPERATIONS
  Net investment income (a)  ....................................       .09
  Net realized and unrealized gain (loss) .......................     (1.48)
                                                                    -------
    Total income from operations ................................     (1.39)
                                                                    -------
DISTRIBUTIONS
  From net investment income ....................................      (.07)
                                                                    -------
NET ASSET VALUE, END OF PERIOD ..................................   $  8.54
                                                                    =======
TOTAL RETURN (%)(b) .............................................    (13.92)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ......................    28,983

  Ratios to average net assets (%)(c):
    Operating expense, net ......................................       .79
    Operating expense, gross ....................................      1.48
    Net investment income .......................................      1.25

  Portfolio turnover rate (%)  ..................................     71.75

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

                                                           Select Value Fund 253

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          2001*
                                                                        -------
NET ASSET VALUE, BEGINNING OF PERIOD ................................   $ 10.00
                                                                        -------
INCOME FROM OPERATIONS
  Net investment income (a) .........................................       .08
  Net realized and unrealized gain (loss) ...........................     (1.48)
                                                                        -------
    Total income from operations ....................................     (1.40)
                                                                        -------
DISTRIBUTIONS
  From net investment income ........................................      (.07)
                                                                        -------
NET ASSET VALUE, END OF PERIOD ......................................   $  8.53
                                                                        =======
TOTAL RETURN (%)(b) .................................................    (14.04)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..........................    31,288

  Ratios to average net assets (%)(c):
    Operating expense, net ..........................................       .86
    Operating expense, gross ........................................      1.50
    Net investment income ...........................................      1.18

  Portfolio turnover rate (%)  ......................................     71.75

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

254 Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2001

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on fifteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   On November 22, 1999, the Investment Company's Board of Trustees approved a change in the Funds' fiscal year end from December 31 to October 31.

   On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,215 of unrealized depreciation, were combined with those of the Fixed Income II Fund which changed its name to the Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,538,146 and $163,684,403, respectively.

   In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification was made for the year ended December 31, 1999:

                         UNDISTRIBUTED NET    ACCUMULATED NET       ADDITIONAL
                         INVESTMENT INCOME  REALIZED GAIN (LOSS) PAID-IN CAPITAL
                         -----------------  -------------------- ---------------
   Short Term Bond Fund  $          42,226  $        (9,588,387) $     9,546,161

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

                                               Notes to Financial Statements 255

FRANK RUSSELL INVESTMENT COMPANY RUSSELL FUNDS

October 31, 2001

     REVISED AICPA AUDIT AND ACCOUNTING GUIDE: In November 2001, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2001. The revised Guide will require the Funds to classify gains and losses realized on prepayments received on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Adopting this accounting principle will not affect the net asset value of the Funds, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations and Changes in Net Assets. The Funds expect that the impact of the adoption of the principle of reclassifying gains and losses realized on prepayments received on mortgage-backed securities will not be material to the financial statements.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

     At October 31, 2001, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                     10/31/02         10/31/03         10/31/04         10/31/05
                                   ------------     ------------     ------------     ------------
Diversified Equity                 $         --     $         --     $         --     $         --
Special Growth                               --               --               --               --
Equity Income                                --               --               --               --
Quantitative Equity                          --               --               --               --
International Securities                     --               --               --               --
Emerging Markets                             --        2,887,175          348,806               --
Real Estate Securities                       --               --               --               --
Short Term Bond                       5,004,287        2,834,049        1,947,924          574,853
Diversified Bond                             --               --               --               --
Multistrategy Bond                           --               --               --               --
Tax Exempt Bond                              --               --           63,833           15,075
Tax-Managed Large Cap                        --               --               --               --
Tax-Managed Small Cap                        --               --               --               --
Select Growth                                --               --               --               --
Select Value                                 --               --               --               --

                                     10/31/06         10/31/07         10/31/08         10/31/09          Totals
                                   ------------     ------------     ------------     ------------     ------------
Diversified Equity                 $         --     $         --     $         --     $176,093,570     $176,093,570
Special Growth                               --               --               --       14,602,506       14,602,506
Equity Income                                --               --       11,599,781          565,159       12,164,940
Quantitative Equity                          --               --               --      110,262,910      110,262,910
International Securities                     --               --               --      127,067,318      127,067,318
Emerging Markets                     56,335,865       30,325,300        6,163,374       63,634,607      159,695,127
Real Estate Securities                       --       15,587,051       10,165,234               --       25,752,285
Short Term Bond                          51,911        3,481,990        2,691,693               --       16,586,707*
Diversified Bond                             --               --          549,836               --          549,836
Multistrategy Bond                           --        6,014,949        8,733,024               --       14,747,973
Tax Exempt Bond                         141,152          399,028        1,845,627               --        2,464,715
Tax-Managed Large Cap                   655,350          716,803       15,494,001       40,037,533       56,903,687
Tax-Managed Small Cap                        --               --        6,468,429       17,757,128       24,225,557
Select Growth                                --               --               --       15,489,408       15,489,408
Select Value                                 --               --               --        4,577,864        4,577,864

* A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund (see Note 1) and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

256 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2001 are as follows:

                                                                                                                    NET
                                                                GROSS                    GROSS                  UNREALIZED
                                   FEDERAL TAX               UNREALIZED               UNREALIZED               APPRECIATION
                                      COST                  APPRECIATION            (DEPRECIATION)            (DEPRECIATION)
                               ----------------            --------------          ----------------          ----------------
Diversified Equity              $1,076,526,767              $128,658,573            $ (49,502,187)              $ 79,156,386
Special Growth                     603,283,880                71,318,289              (45,188,820)                26,129,469
Equity Income                      101,752,622                13,283,938               (5,302,816)                 7,981,122
Quantitative Equity              1,107,376,742               213,640,535              (81,989,573)               131,650,962
International Securities           867,541,949               132,268,884             (173,307,925)              (41,039,041)
Emerging Markets                   315,222,345                28,966,709              (64,685,464)              (35,718,755)
Real Estate Securities             531,900,644                94,990,697                 (906,488)                94,084,209
Short Term Bond                    437,935,938                12,413,678                 (552,279)                11,861,399
Diversified Bond                   946,139,582                19,280,190                 (651,283)                18,628,907
Multistrategy Bond                 754,927,154                14,804,348               (3,053,518)                11,750,830
Tax Exempt Bond                    142,025,314                 6,525,869                  (95,536)                 6,430,333
Tax-Managed Large Cap              436,052,037                64,462,102              (42,036,599)                22,425,503
Tax-Managed Small Cap              103,173,979                10,561,887              (21,228,779)              (10,666,892)
Select Growth                       56,182,568                 3,025,454               (8,691,250)               (5,665,796)
Select Value                        70,039,469                 1,621,473               (6,791,471)               (5,169,998)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

The following reclassifications have been made to reflect activity for the year ended October 31, 2001:


                          UNDISTRIBUTED NET      ACCUMULATED NET       ADDITIONAL
                          INVESTMENT INCOME   REALIZED GAIN (LOSS)   PAID-IN CAPITAL
                          -----------------   -------------------    ---------------

Diversified Equity             $     68,760          $        187          $ (68,947)
Special Growth                       69,412               (69,412)                --
Quantitative Equity                 634,513              (629,986)            (4,527)
International Securities        (6,834,058)             5,486,889          1,347,169
Emerging Markets                (1,452,291)               502,650            949,641
Real Estate Securities                2,482                (4,278)             1,796
Short Term Bond                      32,469               (32,469)                --
Select Growth                        38,004                    --            (38,004)
Select Value                             (9)                    9                 --
Diversified Bond                    336,701              (336,701)                --
Multistrategy Bond                6,159,717            (5,997,421)          (162,296)
Tax Exempt Bond                          --              (468,408)           468,408
Tax-Managed Large Cap                 1,948                    --             (1,948)

                                               Notes to Financial Statements 257

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001


  EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes principally based on their relative net assets.

  FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

  (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

  (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at October 31, 2001 are presented on the Statement of Net Assets for the applicable Funds.


258 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

     OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

     When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

     If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

     The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

     FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

                                               Notes to Financial Statements 259

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

3.   INVESTMENT TRANSACTIONS
     SECURITIES: During the year ended October 31, 2001, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                          PURCHASES             SALES
                                       ---------------     --------------
     Diversified Equity                $1,888,784,125      $1,878,203,909
     Special Growth                       855,344,373         890,693,644
     Equity Income                        153,113,221         174,321,950
     Quantitative Equity                1,172,792,956       1,151,105,655
     International Securities             987,917,098         950,965,152
     Emerging Markets                     336,464,636         294,759,768
     Real Estate Securities               288,060,079         398,375,460
     Short-Term Bond                      275,110,231         374,051,790
     Diversified Bond                     487,938,803         490,070,352
     Multistrategy Bond                   547,619,979         639,135,807
     Tax Exempt Bond                       49,554,749          30,105,806
     Tax-Managed Large Cap                293,165,275         363,238,244
     Tax-Managed Small Cap                129,875,191         107,830,300
     Select Growth                        144,141,761          79,150,603
     Select Value                         106,490,762          38,338,194

     Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                    PURCHASES                  SALES
                                  -------------            ------------
     Short-Term Bond              $803,371,130             $733,573,967
     Diversified Bond              765,269,751              792,232,289
     Multistrategy Bond            640,702,933              613,357,319

     WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the year ended October 31, 2001 were as follows:

                                                       DIVERSIFIED BOND
                                                 -----------------------------
                                                 NOTIONAL VALUE(1)   PREMIUMS
                                                      (000)          RECEIVED
                                                 -----------------   ---------
     Outstanding October 31, 2000                  $ 31,215          $ 184,180
     Opened                                          70,101            235,694
     Closed                                         (48,759)          (184,538)
     Expired                                        (35,157)          (175,735)
                                                   --------          ---------
     Outstanding October 31, 2001                  $ 17,400          $  59,601
                                                   ========          =========


                                                      MULTISTRATEGY BOND
                                                 ------------------------------
                                                 NOTIONAL VALUE(1)    PREMIUMS
                                                      (000)           RECEIVED
                                                 -----------------   ----------
     Outstanding October 31, 2000                $    50,859         $  438,519
     Opened                                          110,871          2,914,046
     Closed                                          (62,017)          (383,108
     Expired                                         (53,027)          (540,516
                                                 -----------         ----------
     Outstanding October 31, 2001                $    46,686         $2,428,941
                                                 ===========         ==========

WRITTEN OPTIONS CONTRACTS (CONTINUED)

                                                        EMERGING MARKETS
                                                 -----------------------------
                                                 NOTIONAL VALUE      PREMIUMS
                                                     (000)           RECEIVED
                                                 --------------      ---------
     Outstanding October 31, 2000                   $    --          $      --
     Opened                                          13,080            890,505
     Closed                                          (5,585)          (338,881)
     Expired                                             --                 --
                                                    -------          ---------
     Outstanding October 31, 2001                   $ 7,495          $ 551,624
                                                    =======          =========

(1)  Each $100,000 notional value represents 1 contract.

260 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY RUSSELL FUNDS

October 31, 2001

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2001, the value outstanding securities on loan and the value of collateral amounted to as follows:

                                    VALUE OF                VALUE OF
                               SECURITIES ON LOAN          COLLATERAL
                               ------------------        -------------
   Diversified Equity           $  47,305,105            $  49,431,786
   Special Growth                  56,518,992               59,695,176
   Equity Income                      315,168                  330,903
   Quantitative Equity          $  36,855,186            $  38,453,219
   Diversified Bond                76,398,419               77,713,740

   As of October 31, 2001, the cash collateral received for the securities on loan are invested as follows:

                                 FRIC MONEY              DEUTSCHE BANK
                                   MARKET                IDA FUND (1)
                                -------------            -------------
   Diversified Equity            33,449,222               16,022,262
   Special Growth                40,394,195               19,348,921
   Equity Income                    223,914                  107,255
   Quantitative Equity           26,020,307               12,463,793
   Diversified Bond              50,134,627               24,014,613

   (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

   As of October 31, 2001, the value of the non-cash collateral received for the securities on loan in the Diversified Bond Fund is $3,624,000. The non-cash collateral consists of a pool of U.S. Government securities.

4. RELATED PARTIES

   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of October 31, 2001, $480,443,000 of the Money Market Fund's net assets represents investments by these Funds and $585,964,000 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $345,000,000 is invested in the Money Market Fund.

                                               Notes to Financial Statements 261

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $59,734,448 and $4,643,475, respectively, for the year ended October 31, 2001. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund.

                                           ANNUAL RATE
                                 -------------------------------
                                   ADVISOR       ADMINISTRATOR
                                 -----------   -----------------
   Diversified Equity               0.73%            0.05%
   Special Growth                   0.90             0.05
   Equity Income                    0.75             0.05
   Quantitative Equity              0.73             0.05
   International Securities         0.90             0.05
   Emerging Markets                 1.15             0.05
   Real Estate Securities           0.80             0.05
   Short Term Bond                  0.45             0.05
   Diversified Bond                 0.40             0.05
   Multistrategy Bond               0.60             0.05
   Tax Exempt Bond                  0.30             0.05
   Tax-Managed Large Cap            0.70             0.05
   Tax-Managed Small Cap            0.98             0.05
   Select Growth                    0.80             0.05
   Select Value                     0.70             0.05

   The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the year ended October 31, 2001 was $313,137.

   The Advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the year ended October 31, 2001 was $575,014. There were no reimbursements for the year ended October 31, 2001.

   Effective December 7, 2000 the Advisor has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for the Select Growth Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.83% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the year ended October 31, 2001 was $306,973. There were no reimbursements for the year ended October 31, 2001.

   Effective December 7, 2000 the Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the year ended October 31, 2001 was $275,006. There were no reimbursements for the year ended October 31, 2001.

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five LifePoints and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, with the exception of the Equity Income Fund and the Tax-Exempt Bond Fund, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund.

   These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the year ended October 31, 2001, the special servicing expense charged to the Underlying Funds amounted to:

                                      AMOUNT
      UNDERLYING FUNDS                 PAID
   ---------------------------   --------------
   Diversified Equity            $      435,543
   Special Growth                       163,567
   Quantitative Equity                  462,616
   International Securities             390,372
   Emerging Markets                     100,073
   Real Estate Securities               121,173
   Short Term Bond                       81,476
   Diversified Bond                     258,442
   Multistrategy Bond                   225,283
   Tax-Managed Large Cap                 25,714
   Tax-Managed Small Cap                 25,714

262 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year ended October 31, 2001 the Fund's custodian fees were reduced by the following amounts under these arrangements:

Diversified Equity         $ 14,471    Diversified Bond        $ 37,431
Special Growth                9,122    Multistrategy Bond        35,346
Equity Income                   463    Tax Exempt Bond            3,616
Quantitative Equity           3,706    Tax-Managed Large Cap        638
International Securities     11,737    Tax-Managed Small Cap      1,086
Emerging Markets             12,163    Select Growth                669
Real Estate Securities        6,486    Select Value                 656
Short Term Bond              25,427

ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the year ended October 31, 2001 were $169,082.

TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the year ended October 31, 2001 were $12,025,885.

In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point of more. The total transfer agent fee waiver for the year ended October 31, 2001 were as follows:

                          TA Fee
    Fund              Waiver Amount
-------------         -------------
Select Value            $   9,614
Select Growth               9,250

DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the year ended October 31, 2001 were as follows:

   Underlying Funds           Amount         Underlying Funds        Amount
------------------------    ----------    ----------------------    --------
Diversified Equity          $   29,482    Emerging Markets          $ 38,307
Special Growth                  16,171    Real Estate Securities      23,722
Equity Income                    4,289    Tax Managed Large Cap        1,929
Quantitative Equity             13,901    Select Growth                4,957
International Securities       125,178    Select Value                 3,257

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the year ended October 31, 2001 were $249,592, and were allocated to each Fund, where appropriate, on a pro rata basis.

                                               Notes to Financial Statements 263

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

5. FUND SHARE TRANSACTIONS

Share transactions for the year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999 were as follows:

                                                                Shares                            Dollars (000)
                                                ------------------------------------   ----------------------------------
DIVERSIFIED EQUITY                                  2001         2000         1999        2001        2000         1999
                                                ----------   ----------   ----------   ---------    ---------   ---------

  CLASS C (a)
  Proceeds from shares sold                        230,458      197,825      283,102   $   9,785    $  10,109   $  15,432
  Proceeds from reinvestment of distributions        2,897        7,426       24,102         127          360       1,252
  Payments for shares redeemed                     (98,508)     (48,986)     (34,012)     (4,199)      (2,517)     (1,856)
                                                ----------   ----------   ----------   ---------    ---------   ---------
  Net increase (decrease)                          134,847      156,265      273,192       5,713        7,952      14,828
                                                ----------   ----------   ----------   ---------    ---------   ---------
  CLASS E
  Proceeds from shares sold                        464,640      189,781      184,280      19,882        9,750       9,964
  Proceeds from reinvestment of distributions        3,339        7,099       23,961         144          349       1,251
  Payments for shares redeemed                    (208,224)     (45,922)    (145,404)     (9,025)      (2,334)     (8,037)
                                                ----------   ----------   ----------   ---------    ---------   ---------
  Net increase (decrease)                          259,755      150,958       62,837      11,001        7,765       3,178
                                                ----------   ----------   ----------   ---------    ---------   ---------
  CLASS S
  Proceeds from shares sold                      8,758,504    6,923,099    8,172,792     372,636      354,896     440,700
  Proceeds from reinvestment of distributions      211,490      654,758    2,438,734       9,069       32,100     127,171
  Payments for shares redeemed                  (8,178,277)  (6,476,771)  (8,318,075)   (347,412)    (333,224)   (450,865)
                                                ----------   ----------   ----------   ---------    ---------   ---------
  Net increase (decrease)                          791,717    1,101,086    2,293,451      34,293       53,772     117,006
                                                ----------   ----------   ----------   ---------    ---------   ---------
  Total increase (decrease)                      1,186,319    1,408,309    2,629,480   $  51,007    $  69,489   $ 135,012
                                                ==========   ==========   ==========   =========    =========   =========
                                                                Shares                            Dollars (000)
                                                ------------------------------------   ----------------------------------
SPECIAL GROWTH                                      2001         2000         1999        2001        2000         1999
                                                ----------   ----------   ----------   ---------    ---------   ---------
  CLASS C (a)
  Proceeds from shares sold                        107,466       98,773      130,681   $   4,466    $   4,960   $   5,765
  Proceeds from reinvestment of distributions       31,189        3,788        7,607       1,301          183         342
  Payments for shares redeemed                     (37,830)     (15,961)     (14,078)     (1,596)        (795)       (629)
                                                ----------   ----------   ----------   ---------    ---------   ---------
  Net increase (decrease)                          100,825       86,600      124,210       4,171        4,348       5,478
                                                ----------   ----------   ----------   ---------    ---------   ---------
  CLASS E
  Proceeds from shares sold                        223,652      100,328       96,481       9,707        5,103       4,107
  Proceeds from reinvestment of distributions       27,857        3,272        6,816       1,181          159         308
  Payments for shares redeemed                    (149,838)     (27,964)    (134,930)     (6,548)      (1,411)     (5,986)
                                                ----------   ----------   ----------   ---------    ---------   ---------
  Net increase (decrease)                          101,671       75,636      (31,633)      4,340        3,851      (1,571)
                                                ----------   ----------   ----------   ---------    ---------   ---------
  CLASS S
  Proceeds from shares sold                      4,289,104    3,413,882    5,069,523     185,419      174,926     222,630
  Proceeds from reinvestment of distributions    1,640,577      314,496      743,772      70,693       15,527      34,121
  Payments for shares redeemed                  (4,780,046)  (3,443,606)  (5,387,701)   (208,642)    (177,146)   (238,216)
                                                ----------   ----------   ----------   ---------    ---------   ---------
  Net increase (decrease)                        1,149,635      284,772      425,594      47,470       13,307      18,535
                                                ----------   ----------   ----------   ---------    ---------   ---------
  Total increase (decrease)                      1,352,131      447,008      518,171   $  55,981    $  21,506   $  22,442
                                                ==========    =========    ==========  =========    =========   =========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

264 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY RUSSELL FUNDS

                                                                October 31, 2001

                                                                   SHARES                               DOLLARS (000)
                                                    ---------------------------------------  --------------------------------------

EQUITY INCOME                                           2001        2000           1999         2001         2000          1999
                                                    -----------  -----------   -----------   ----------   ----------    -----------
  CLASS C (a)
  Proceeds from shares sold                              9,306       12,816        37,194  $      319    $      448     $   1,522
  Proceeds from reinvestment of distributions               --          171         1,899          --             6            68
  Payments for shares redeemed                          (3,269)     (11,688)      (12,211)       (113)         (404)         (479)
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  Net increase (decrease)                                6,037        1,299        26,882         206            50         1,111
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  CLASS E
  Proceeds from shares sold                             34,360       11,622        20,927       1,224           407           855
  Proceeds from reinvestment of distributions               88          294         2,209           3            10            81
  Payments for shares redeemed                         (34,247)     (10,752)      (12,573)     (1,216)         (370)         (522)
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  Net increase (decrease)                                  201        1,164        10,563          11            47           414
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  CLASS S
  Proceeds from shares sold                          1,194,923    1,077,300     1,558,390      41,620        37,308        62,668
  Proceeds from reinvestment of distributions           18,288       49,815       487,753         623         1,665        18,019
  Payments for shares redeemed                      (1,881,238)  (2,100,815)   (3,052,584)    (64,995)      (72,406)     (121,986)
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  Net increase (decrease)                             (668,027)    (973,700)   (1,006,441)    (22,752)      (33,433)      (41,299)
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  Total increase (decrease)                           (661,789)    (971,237)     (968,996)   $ 22,535)     $(33,336)    $ (39,774)
                                                    ==========   ===========   ===========   ==========   ==========    ==========
QUANTITATIVE EQUITY
  CLASS C (a)

  Proceeds from shares sold                            239,209      208,443       312,907    $  8,681    $    9,158     $  14,227
  Proceeds from reinvestment of distributions           16,688        7,290        29,988         646           296         1,297
  Payments for shares redeemed                        (89,051)      (41,533)      (39,969)     (3,312)       (1,834)       (1,831)
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  Net increase (decrease)                              166,846      174,200       302,926       6,015         7,620        13,693
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  CLASS E
  Proceeds from shares sold                            598,117      201,200        98,189      22,163         8,969         4,483
  Proceeds from reinvestment of distributions           13,239        4,356        20,011         513           180           868
  Payments for shares redeemed                       (223,924)      (35,574)     (117,457)     (8,417)       (1,568)       (5,392)
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  Net increase (decrease)                              387,432      169,982           743      14,259         7,581           (41)
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  CLASS S
  Proceeds from shares sold                         10,479,081    7,964,248    10,418,764     388,643       350,749       468,516
  Proceeds from reinvestment of distributions        1,027,396      688,453     3,368,265      39,774        28,459       146,301
  Payments for shares redeemed                      (9,574,644)  (7,683,282)  (10,546,550)   (356,590)     (339,916)     (476,897)
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  Net increase (decrease)                            1,931,833      969,419     3,240,479      71,827        39,292       137,920
                                                    -----------  -----------   -----------   ----------   ----------    ----------
  Total increase (decrease)                          2,486,111    1,313,601     3,544,148    $ 92,101      $ 54,493     $ 151,572
                                                    ==========  ===========    ===========   ==========   ==========    ==========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

                                               Notes to Financial Statements 265

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                                SHARES                               DOLLARS (000)
                                                --------------------------------------   --------------------------------------
INTERNATIONAL SECURITIES                            2001         2000          1999         2001          2000          1999
                                                -----------   ----------   -----------   -----------   ----------   -----------
  CLASS C (a)
  Proceeds from shares sold                         112,217       99,230       107,715   $     5,942   $    6,873   $     6,967
  Proceeds from reinvestment of distributions         9,299        4,154         4,664           542          291           329
  Payments for shares redeemed                      (31,169)     (14,645)      (11,427)       (1,676)      (1,007)         (759)
                                                -----------   ----------   -----------   -----------   ----------   -----------
  Net increase (decrease)                            90,347       88,739       100,952         4,808        6,157         6,537
                                                -----------   ----------   -----------   -----------   ----------   -----------
  CLASS E
  Proceeds from shares sold                         261,994       95,935        45,491        14,035        6,553         2,885
  Proceeds from reinvestment of distributions         8,075        2,649         3,442           478          187           245
  Payments for shares redeemed                      (78,019)     (15,085)      (47,879)       (4,300)      (1,024)       (3,102)
                                                -----------   ----------   -----------   -----------   ----------   -----------
  Net increase (decrease)                           192,050       83,499         1,054        10,213        5,716            28
                                                -----------   ----------   -----------   -----------   ----------   -----------
  CLASS S
  Proceeds from shares sold                       7,090,493    4,547,192     4,491,720       390,986      317,087       289,151
  Proceeds from reinvestment of distributions       582,973      428,653       642,480        34,657       30,263        45,572
  Payments for shares redeemed                   (6,627,569)  (3,357,316)   (5,502,727)     (364,926)    (234,553)     (357,980)
                                                -----------   ----------   -----------   -----------   ----------   -----------
  Net increase (decrease)                         1,045,897    1,618,529      (368,527)       60,717      112,797       (23,257)
                                                -----------   ----------   -----------   -----------   ----------   -----------
  Total increase (decrease)                       1,328,294    1,790,767      (266,521)  $    75,738   $  124,670   $   (16,692)
                                                ===========   ==========   ===========   ===========   ==========   ===========
EMERGING MARKETS
  CLASS C (a)
  Proceeds from shares sold                         137,117      140,959       147,290   $     1,123   $    1,606   $     1,466
  Proceeds from reinvestment of distributions            --          228            45            --            3            --
  Payments for shares redeemed                      (35,899)     (28,302)      (16,617)         (284)        (319)         (167)
                                                -----------   ----------   -----------   -----------   ----------   -----------
  Net increase (decrease)                           101,218      112,885       130,718           839        1,290         1,299
                                                -----------   ----------   -----------   -----------   ----------   -----------
  CLASS E
  Proceeds from shares sold                         567,859      288,875       852,482         4,705        3,222         8,575
  Proceeds from reinvestment of distributions            --        1,435         1,091            --           19            13
  Payments for shares redeemed                     (266,754)    (103,971)     (353,467)       (2,184)      (1,246)       (3,674)
                                                -----------   ----------   -----------   -----------   ----------   -----------
  Net increase (decrease)                           301,105      186,339       500,106         2,521        1,995         4,914
                                                -----------   ----------   -----------   -----------   ----------   -----------
  CLASS S
  Proceeds from shares sold                      16,388,682   13,110,992    14,900,682       135,632      150,574       140,982
  Proceeds from reinvestment of distributions           424      131,179       281,096             3        1,688         2,639
  Payments for shares redeemed                  (16,408,954)  (8,818,705)  (15,483,258)     (136,160)    (100,976)     (152,294)
                                                -----------   ----------   -----------   -----------   ----------   -----------
  Net increase (decrease)                           (19,848)   4,423,466      (301,480)         (525)      51,286        (8,673)
                                                -----------   ----------   -----------   -----------   ----------   -----------
  Total increase (decrease)                         382,475    4,722,690       329,344   $     2,835   $   54,571   $    (2,460)
                                                ===========   ==========   ===========   ===========   ==========   ===========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

266 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                                  SHARES                                 DOLLARS (000)
                                                -----------------------------------------    -------------------------------------
REAL ESTATE SECURITIES                              2001           2000           1999          2001         2000          1999
                                                -----------     ----------    -----------    ---------    ----------    ----------
  CLASS C (a)
  Proceeds from shares sold                         103,276         64,749         84,921    $   2,875    $    1,594    $    2,034
  Proceeds from reinvestment of distributions         6,912          3,034          2,678          192            76            59
  Payments for shares redeemed                      (29,021)       (14,954)        (9,550)        (804)         (367)         (227)
                                                -----------     ----------    -----------    ---------    ----------    ----------
  Net increase (decrease)                            81,167         52,829         78,049        2,263         1,303         1,866
                                                -----------     ----------    -----------    ---------    ----------    ----------
  CLASS E
  Proceeds from shares sold                         212,123        142,796        378,070        5,932         3,584         9,451
  Proceeds from reinvestment of distributions        16,648          9,694         13,837          465           243           312
  Payments for shares redeemed                     (156,979)      (117,101)      (113,177)      (4,398)       (2,906)       (2,588)
                                                -----------     ----------    -----------    ---------    ----------    ----------
  Net increase (decrease)                            71,792         35,389        278,730        1,999           921         7,175
                                                -----------     ----------    -----------    ---------    ----------    ----------
  CLASS S
  Proceeds from shares sold                       5,249,657      6,443,988     10,307,873      147,150       156,960       247,786
  Proceeds from reinvestment of distributions       928,495        687,466      1,500,692       26,005        17,315        34,444
  Payments for shares redeemed                   (9,472,152)    (7,381,200)    (9,610,223)    (265,634)     (183,340)     (227,746)
                                                -----------     ----------    -----------    ---------    ----------    ----------
  Net increase (decrease)                        (3,294,000)      (249,746)     2,198,342      (92,479)       (9,065)       54,484
                                                -----------     ----------    -----------    ---------    ----------    ----------
  Total increase (decrease)                      (3,141,041)      (161,528)     2,555,121    $ (88,217)   $   (6,841)   $   63,525
                                                ===========     ==========    ===========    =========    ==========    ==========
SHORT-TERM BOND
  CLASS C (b)
  Proceeds from shares sold                          78,584         22,477        104,488    $   1,467    $      408    $    1,907
  Proceeds from reinvestment of distributions         2,381          1,599          1,225           44            29            22
  Payments for shares redeemed                      (27,890)       (31,409)       (61,555)        (514)         (571)       (1,119)
                                                -----------     ----------    -----------    ---------    ----------    ----------
  Net increase (decrease)                            53,075         (7,333)        44,158          997          (134)          810
                                                -----------     ----------    -----------    ---------    ----------    ----------
  CLASS E (c)
  Proceeds from shares sold                         564,628        116,497        550,310       10,581         2,122        10,084
  Proceeds from reinvestment of distributions        36,645         22,134         14,963          680           401           271
  Payments for shares redeemed                     (214,143)       (76,745)       (84,513)      (4,004)       (1,395)       (1,538)
                                                -----------     ----------    -----------    ----------   ----------    ----------
  Net increase (decrease)                           387,130         61,886        480,760        7,257         1,128         8,817
                                                -----------     ----------    -----------    ---------    ----------    ----------
  CLASS S
  Proceeds from shares sold                       8,965,303      6,650,792     12,497,701      167,732       120,544       229,357
  Shares issued in connection with acquisition
   of Volatility Constrained Bond Fund                   --             --      8,934,738           --            --       163,684
  Proceeds from reinvestment of distributions       970,821        866,714      1,023,507       17,951        15,671        18,557
  Payments for shares redeemed                  (12,032,878)    (9,120,589)   (11,748,485)    (224,412)     (165,693)     (214,600)
                                                -----------     ----------    -----------    ---------    ----------    ----------
  Net increase (decrease)                        (2,096,754)    (1,603,083)    10,707,461      (38,729)      (29,478)      196,998
                                                -----------     ----------    -----------    ---------    ----------    ----------
  Total increase (decrease)                      (1,656,549)    (1,548,530)    11,232,379    $ (30,475)   $  (28,484)   $  206,625
                                                ===========     ==========    ===========    =========    ==========    ==========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

(b) Share transactions for Class C are for the period March 3, 1999 (commencement of sale) to December 31, 1999.

(c) Share transactions for Class E are for the period February 18, 1999 (commencement of sale) to December 31, 1999.

                                               Notes to Financial Statements 267

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                                  SHARES                                  DOLLARS (000)
                                                -----------------------------------------    --------------------------------------
DIVERSIFIED BOND                                    2001           2000          1999           2001          2000          1999
                                                -----------    -----------    -----------    ----------    ----------    ----------
  CLASS C (a)
  Proceeds from shares sold                         339,608        153,720        229,269    $    7,991    $    3,446    $    5,279
  Proceeds from reinvestment of distributions        18,406          9,351          4,803           430           209           109
  Payments for shares redeemed                      (66,549)       (50,119)       (24,874)       (1,564)       (1,116)         (564)
                                                -----------    -----------    -----------    ----------    ----------    ----------
  Net increase (decrease)                           291,465        112,952        209,198         6,857         2,539         4,824
                                                -----------    -----------    -----------    ----------    ----------    ----------
  CLASS E
  Proceeds from shares sold                         653,827        108,553        143,481        15,438         2,439         3,337
  Proceeds from reinvestment of distributions        21,055          7,766          9,869           494           174           226
  Payments for shares redeemed                     (192,408)       (38,548)      (186,265)       (4,538)         (863)       (4,229)
                                                -----------    -----------    -----------    ----------    ----------    ----------
  Net increase (decrease)                           482,474         77,771        (32,915)       11,394         1,750          (666)
                                                -----------    -----------    -----------    ----------    ----------    ----------
  CLASS S
  Proceeds from shares sold                       8,694,081      8,152,464     15,223,893       200,045       178,255       346,136
  Proceeds from reinvestment of distributions     1,002,327        900,230      1,396,770        22,906        19,707        31,387
  Payments for shares redeemed                  (10,710,798)   (12,206,800)   (15,825,030)     (246,481)     (267,427)     (356,343)
                                                -----------    -----------    -----------    ----------    ----------    ----------
  Net increase (decrease)                        (1,014,390)    (3,154,106)       795,633       (23,530)      (69,465)       21,180
                                                -----------    -----------    -----------    ----------    ----------    ----------
  Total increase (decrease)                        (240,451)    (2,963,383)       971,916    $   (5,279)   $  (65,176)   $   25,338
                                                ===========    ===========    ===========    ==========    ==========    ==========
MULTISTRATEGY BOND
  CLASS C (a)
  Proceeds from shares sold                         620,916        520,921        775,114    $    6,129    $    4,950    $    7,565
  Proceeds from reinvestment of distributions        61,240         36,812         14,479           600           350           139
  Payments for shares redeemed                     (254,709)      (128,260)       (85,733)       (2,514)       (1,214)         (826)
                                                -----------    -----------    -----------    ----------    ----------    ----------
  Net increase (decrease)                           427,447        429,473        703,860         4,215         4,086         6,878
                                                -----------    -----------    -----------    ----------    ----------    ----------
  CLASS E
  Proceeds from shares sold                       1,167,068        344,280        198,146        11,535         3,287         1,968
  Proceeds from reinvestment of distributions        51,741         19,789         17,908           508           188           174
  Payments for shares redeemed                     (621,025)       (63,444)      (131,598)       (6,163)         (602)       (1,294)
                                                -----------    -----------    -----------    ----------    ----------    ----------
  Net increase (decrease)                           597,784        300,625         84,456         5,880         2,873           848
                                                -----------    -----------    -----------    ----------    ----------    ----------
  CLASS S
  Proceeds from shares sold                      14,416,410     17,206,474     23,568,739       142,069       162,990       231,504
  Proceeds from reinvestment of distributions     2,485,924      2,083,567      2,582,271        24,354        19,762        25,159
  Payments for shares redeemed                  (17,658,846)   (16,462,730)   (21,484,524)     (174,190)     (156,218)     (210,088)
                                                -----------    -----------    -----------    ----------    ----------    ----------
  Net increase (decrease)                          (756,512)     2,827,311      4,666,486        (7,767)       26,534        46,575
                                                -----------    -----------    -----------    ----------    ----------    ----------
  Total increase (decrease)                         268,719      3,557,409      5,454,802    $    2,328    $   33,493    $   54,301
                                                ===========    ===========    ===========    ==========    ==========    ==========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

268 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                                      SHARES                             DOLLARS (000)
                                                     --------------------------------------   ------------------------------------
                                                          2001         2000         1999         2001         2000         1999
                                                     ------------   ----------   ----------   ----------   ----------   ----------
TAX MANAGED LARGE CAP
  CLASS C (a)
  Proceeds from shares sold                               265,928      312,797       16,790   $    4,882   $    6,423   $      350
  Proceeds from reinvestment of distributions                  --           15           54           --            1            1
  Payments for shares redeemed                            (96,916)      (8,434)      (2,291)      (1,729)        (182)         (48)
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)                                 169,012      304,378       14,553        3,153        6,242          303
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  CLASS E (b)
  Proceeds from shares sold                               218,119           --           --        4,016           --           --
  Proceeds from reinvestment of distributions                  28           --           --            1           --           --
  Payments for shares redeemed                             (5,291)          --           --          (91)          --           --
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)                                 212,856           --           --        3,926           --           --
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  CLASS S
  Proceeds from shares sold                             8,792,604    9,157,756   12,066,862      159,338      189,727      237,975
  Proceeds from reinvestment of distributions             139,710        6,754      121,536        2,668          131        2,510
  Payments for shares redeemed                        (12,883,890)  (3,579,786)  (2,179,216)    (230,716)     (73,799)     (43,064)
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)                              (3,951,576)   5,584,724   10,009,182      (68,710)     116,059      197,421
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  Total increase (decrease)                            (3,569,708)   5,889,102   10,023,735   $  (61,631)  $  122,301   $  197,724
                                                      ===========   ==========   ==========   ==========   ==========   ==========

TAX MANAGED SMALL CAP
  CLASS C (a)
  Proceeds from shares sold                               173,113      228,528       23,465   $    1,602   $    2,584   $      240
  Proceeds from reinvestment of distributions                  --           43           --           --           --           --
  Payments for shares redeemed                            (50,117)     (31,322)      (2,761)        (465)        (352)         (29)
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)                                 122,996      197,249       20,704        1,137        2,232          211
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  CLASS E (b)
  Proceeds from shares sold                               140,876           --           --        1,352           --           --
  Proceeds from reinvestment of distributions                  --           --           --           --           --           --
  Payments for shares redeemed                            (36,248)          --           --         (285)          --           --
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)                                 104,628           --           --        1,067           --           --
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  CLASS S (c)
  Proceeds from shares sold                             8,998,145    7,159,888    2,756,585       83,585       81,153       27,852
  Proceeds from reinvestment of distributions                  --        2,801           --           --           32           --
  Payments for shares redeemed                         (7,231,736)    (400,912)     (48,728)     (63,746)      (4,519)        (488)
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)                               1,766,409    6,761,777    2,707,857       19,839       76,666       27,364
                                                      -----------   ----------   ----------   ----------   ----------   ----------
  Total increase (decrease)                             1,994,033    6,959,026    2,728,561   $   22,043   $   78,898   $   27,575
                                                      ===========   ==========   ==========   ==========   ==========   ==========

(a) Share transactions for Class C are for the period December 1, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class E are for the period December 8, 2000 (commencement of sale) to October 31, 2001.
(c) Share transactions for Class S are for the period December 1, 1999 (commencement of sale) to December 31, 1999.

                                               Notes to Financial Statements 269

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                                   SHARES                      DOLLARS (000)
                                                   ----------------------------------  ------------------------------
                                                        2001       2000         1999      2001       2000      1999
                                                   ----------  ----------  ----------  --------   --------   --------
TAX EXEMPT BOND
  CLASS C (a)
  Proceeds from shares sold                            74,211      22,332      34,719  $  1,578   $    457   $    722
  Proceeds from reinvestment of distributions           1,875         740         320        40         16          7
  Payments for shares redeemed                        (10,231)     (8,822)    (11,856)     (218)      (181)      (243)
                                                   ----------  ----------  ----------  --------   --------   --------
  Net increase (decrease)                              65,855      14,250      23,183     1,400        292        486
                                                   ----------  ----------  ----------  --------   --------   --------
  CLASS E (b)
  Proceeds from shares sold                           184,936      64,102     292,005     3,956      1,309      6,103
  Proceeds from reinvestment of distributions           3,913         700         626        84         15         13
  Payments for shares redeemed                        (60,599)    (39,101)   (153,223)   (1,298)      (806)    (3,153)
                                                   ----------  ----------  ----------  --------   --------   --------
  Net increase (decrease)                             128,250      25,701     139,408     2,742        518      2,963
                                                   ----------  ----------  ----------  --------   --------   --------
  CLASS S
  Proceeds from shares sold                         2,643,162   3,231,422   4,520,673    56,321     66,192     95,714
  Proceeds from reinvestment of distributions         231,171     169,294     211,531     4,902      3,473      4,417
  Payments for shares redeemed                     (2,624,376) (3,279,140) (4,689,527)  (55,780)   (67,442)   (98,546)
                                                   ----------  ----------  ----------  --------   --------   --------
  Net increase (decrease)                             249,957     121,576      42,677     5,443      2,223      1,585
                                                   ----------  ----------  ----------  --------   --------   --------
  Total increase (decrease)                           444,062     161,527     205,268  $  9,585   $  3,033   $  5,034
                                                   ==========  ==========  ==========  ========   ========   ========

                                                     SHARES    DOLLARS (000)
                                                   ----------  -------------
                                                      2001         2001
                                                   ----------  -------------
SELECT GROWTH (c)
  CLASS C
  Proceeds from shares sold                           166,964   $   1,561
  Proceeds from reinvestment of distributions              --          --
  Payments for shares redeemed                        (13,972)       (102)
                                                    ---------   ---------
  Net increase (decrease)                             152,992       1,459
                                                    ---------   ---------

  CLASS E
  Proceeds from shares sold                           406,916       3,499
  Proceeds from reinvestment of distributions              --          --
  Payments for shares redeemed                           (735)         (6)
                                                    ---------   ---------
  Net increase (decrease)                            (406,191)      3,493
                                                    ---------   ---------
  CLASS I
  Proceeds from shares sold                         3,258,910      31,629
  Proceeds from reinvestment of distributions              --          --
  Payments for shares redeemed                       (123,313)       (842)
                                                    ---------   ---------
  Net increase (decrease)                           3,135,597      30,787
                                                    ---------   ---------
  CLASS S
  Proceeds from shares sold                         3,737,572      35,271
  Proceeds from reinvestment of distributions              --          --
  Payments for shares redeemed                       (148,910)       (969)
                                                    ---------   ---------
  Net increase (decrease)                           3,588,662      34,302
                                                    ---------   ---------
  Total increase (decrease)                         7,283,442   $  70,041
                                                    =========   =========

(a) Share transactions for Class C are for the period March 29, 1999 (commencement of sale) to December 31, 1999.

(b) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.

(c) Share transactions are for the period January 31, 2001 (commencement of operations) to October 31, 2001.


270 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                      SHARES     DOLLARS (000)
                                                     ---------   -------------
                                                       2001          2001
                                                     ---------   -------------
SELECT VALUE (a)
  CLASS C
  Proceeds from shares sold                            223,038     $  2,153
  Proceeds from reinvestment of distributions              181            2
  Payments for shares redeemed                          (6,468)         (55)
                                                     ---------     --------
  Net increase (decrease)                              216,751        2,100
                                                     ---------     --------

  CLASS E
  Proceeds from shares sold                            394,890        3,786
  Proceeds from reinvestment of distributions              811            7
  Payments for shares redeemed                         (25,822)        (250)
                                                     ---------     --------
  Net increase (decrease)                              369,879        3,543
                                                     ---------     --------
  CLASS I
  Proceeds from shares sold                          3,434,442       33,635
  Proceeds from reinvestment of distributions           19,957          180
  Payments for shares redeemed                         (58,864)        (515)
                                                     ---------     --------
  Net increase (decrease)                            3,395,535       33,300
                                                     ---------     --------
  CLASS S
  Proceeds from shares sold                          3,961,683       38,602
  Proceeds from reinvestment of distributions           24,255          216
  Payments for shares redeemed                        (317,533)      (2,826)
                                                     ---------     --------
  Net increase (decrease)                            3,668,405       35,992
                                                     ---------     --------
  Total increase (decrease)                          7,650,570     $ 74,935
                                                     =========     ========

   (a) Share transactions are for the period January 31, 2001 (commencement of operations) to October 31, 2001.

6. LINE OF CREDIT
   The Investment Company (the "Participants"), excluding Select Growth Fund and Select Value Fund, share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 27, 2001. The Funds did not have any drawdowns for the year ended October 31, 2001.

                                               Notes to Financial Statements 271

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                October 31, 2001

7. DIVIDENDS
   On November 1, 2001 and December 6, 2001, the Funds declared the following dividends from net investment income payable on November 6, 2001 and December 11, 2001, to shareholders of record on November 2, 2001 and December 7, 2001, respectively.

                                     NOVEMBER 2001
                                     -------------
Diversified Bond - Class C             $  0.0749
Diversified Bond - Class E                0.0681
Diversified Bond - Class S                0.0944
Multistrategy Bond - Class C              0.0357
Multistrategy Bond - Class E              0.0419
Multistrategy Bond - Class S              0.0440
Tax Exempt Bond - Class C                 0.0547
Tax Exempt Bond - Class E                 0.0681
Tax Exempt Bond - Class S                 0.0727

                                     DECEMBER 2001
                                     -------------
Diversified Bond - Class C             $  0.0810
Diversified Bond - Class E                0.0959
Diversified Bond - Class S                0.1017
Multistrategy Bond - Class C              0.1165
Multistrategy Bond - Class E              0.1232
Multistrategy Bond - Class S              0.1255
Tax Exempt Bond - Class C                 0.0533
Tax Exempt Bond - Class E                 0.0676
Tax Exempt Bond - Class S                 0.0727
Short Term Bond - Class C                 0.2046
Short Term Bond - Class E                 0.2347
Short Term Bond - Class S                 0.2469

8. BENEFICIAL INTEREST
   As of October 31, 2001, the following Funds have one or more shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                      %        %        %
                                   ------   ------   ------
Diversified Equity                  16.2      --       --
Special Growth                      20.8      --       --
Equity Income                       16.8      --       --
Quantitative Equity                 17.7      --       --
International Securities            16.6      --       --
Emerging Markets                    25.0      --       --
Real Estate Securities              28.6      --       --
Short Term Bond                     23.7      --       --
Diversified Bond                    18.4     17.7     10.9
Multistrategy Bond                  23.9     14.1     10.1
Tax Exempt Bond                     47.7      --       --
Tax-Managed Large Cap               35.8     14.4      --
Tax-Managed Small Cap               37.0      --       --
Select Growth                       82.5      --       --
Select Value                        66.0     13.1      --

272 Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Diversified Equity, Special Growth, Equity Income, Quantitative Equity, International Securities, Emerging Markets, Real Estate Securities, Short Term Bond, Diversified Bond, Multistrategy Bond, Tax Exempt Bond, Tax-Managed Large Cap, Tax-Managed Small Cap, Select Growth, and Select Value (the "Funds")) at October 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

[GRAPHIC]

Seattle, Washington
December 14, 2001

                                           Report of Independent Accountants 273

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

TAX INFORMATION

October 31, 2001 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2001:

                                      TOTAL LONG-TERM
                                       CAPITAL GAINS
                                     -----------------
Diversified Equity                   $       7,095,934
Special Growth                              65,356,872
Quantitative Equity                         45,634,022
International Securities                    40,934,346

Of the dividends paid by the Tax Exempt Bond Fund from the net investment income for the taxable year ended October 31, 2001, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax advisor for any questions about federal or state income tax laws.

The Emerging Markets Fund and International Securities Fund paid foreign taxes of $743,098 and $2,123,807, and recognized $6,013,226 and $18,226,853 of foreign source income, respectively, during the taxable year ended October 31, 2001. Pursuant to Section 853 of the Internal Revenue Code, the Emerging Markets Fund and International Fund designates $.0.0185 and $.0.1155 per share of foreign taxes paid and $.0.1498 and $.0.9914 of gross income earned from foreign sources, respectively, in the taxable year ended October 31, 2001.

274 Tax Information

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
  George F. Russell, Jr.

OFFICERS
  Lynn L. Anderson, Chairman of the Board and President
  Mark Amberson, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

CONSULTANT
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

CUSTODIAN
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  999 Third Avenue
  Suite 1800
  Seattle, WA 98104

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

MONEY MANAGERS
DIVERSIFIED EQUITY FUND
  Alliance Capital Management L.P., Minneapolis, MN
  Alliance Capital Management L.P. through it's Bernstein
   Investment Research and Management Unit, New York, NY
  Barclays Global Investors, San Francisco, CA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Marsico Capital Management, LLC, Denver, CO
  MFS Institutional Advisers, Inc., Boston, MA
  Peachtree Asset Management, Atlanta, GA
  Strong Capital Management, Inc., Menomonee Falls, WI
  Suffolk Capital Management, Inc., New York, NY
  Turner Investment Partners, Inc., Berwyn, PA
  Westpeak Global Advisors, L.P., Boulder, CO

SPECIAL GROWTH FUND
  CapitalWorks Investment Partners, LLC, San Diego, CA
  David J. Greene and Company, LLC, New York, NY
  Delphi Management, Inc., Boston, MA
  GlobeFlex Capital, L.P., San Diego, CA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Sirach Capital Management, Inc., Seattle, WA
  Suffolk Capital Management, Inc., New York, NY
  TimesSquare Capital Management, Inc., New York, NY
  Westpeak Global Advisors, L.P., Boulder, CO

EQUITY INCOME FUND
  Barclays Global Fund Advisors, San Francisco, CA
  Iridian Asset Management LLC, Westport, CT
  Westpeak Global Advisors, L.P., Boulder, CO

QUANTITATIVE EQUITY FUND
  Barclays Global Investors, San Francisco, CA
  Franklin Portfolio Associates, LLC, Boston, MA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES FUND
  Alliance Capital Management L.P. through it's Bernstein
   Investment Research and Management Unit, New York, NY
  Capital International, Inc., Los Angeles, CA
  Delaware International Advisers Ltd., London, England
  Driehaus Capital Management, Inc., Chicago, IL
  Fidelity Management & Research Company, Boston, MA
  J.P. Morgan Investment Management, Inc., New York, NY
  Marvin & Palmer Associates, Inc., Wilmington, DE
  Mastholm Asset Management, LLC, Bellevue, WA
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 275

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

EMERGING MARKETS FUND
  Alliance Capital Management L.P. through it's Bernstein
   Investment Research and Management Unit, New York, NY
  Foreign & Colonial Emerging Markets Limited,
   London, England
  Genesis Asset Managers Limited, London, England
  Nicholas Applegate Capital Management, San Diego, CA
  Schroder Investment Management North America Limited,
   New York, NY

REAL ESTATE SECURITIES FUND
  AEW Management and Advisors, L.P., Boston, MA
  Cohen & Steers Capital Management, Inc., New York, NY
  Security Capital Global Capital Management Group, Inc.,
   Chicago, IL

SHORT TERM BOND FUND
  BlackRock Financial Management, Inc., New York, NY
  Merganser Capital Management L.P., Cambridge, MA
  Pacific Investment Management Company, LLC,
   Newport Beach, CA
  STW Fixed Income Management, Santa Barbara, CA

DIVERSIFIED BOND FUND
  Lincoln Capital Management Company, Chicago, IL
  Pacific Investment Management Company, LLC,
   Newport Beach, CA
  Standish Mellon Asset Management Company LLC,
   Boston, MA

MULTISTRATEGY BOND FUND
  Lazard Asset Management, a Division of Lazard Freres & Co.
   LLC, New York, NY
  Morgan Stanley Investments LP, West Conshohocken, PA
  Pacific Investment Management Company, LLC,
   Newport Beach, CA
  Standish Mellon Asset Management Company LLC,
   Boston, MA

TAX EXEMPT BOND FUND
  MFS Institutional Advisors, Inc., Boston, MA
  Standish Mellon Asset Management Company LLC,
   Boston, MA

TAX-MANAGED LARGE CAP FUND
  J.P. Morgan Investment Management, Inc. New York, NY

TAX-MANAGED SMALL CAP FUND
  Geewax Terker & Co., Chadds Ford, PA

SELECT GROWTH FUND
  CapitalWorks Investment Partners, LLC, San Diego, CA
  Fuller & Thaler Asset Management, Inc., San Mateo, CA
  Strong Capital Management, Inc., Menomonee Falls, WI
  TCW Investment Management Company, Los Angeles, CA
  Turner Investment Partners, Inc., Berwyn, PA

SELECT VALUE FUND
  Iridian Asset Management LLC, Westport, CT
  MFS Institutional Advisors, Inc., Boston, MA
  Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

276 Manager, Money Managers and Service Providers

[LOGO OF RUSSELL]

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com